    As filed with the Securities and Exchange Commission on April 7, 2006.

                                                File Nos. 333-111213; 811-04885

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-6


  Registration Statement Under The Securities Act of 1933                          [X]
                          Pre-Effective Amendment No.                              [_]
                          Post-Effective Amendment No. 8                           [X]

                          and/or

  For Registration Under the Investment Company Act of 1940                        [X]
                     Amendment No. 73                                              [X]
             (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VL Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

               6610 West Broad Street, Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                            Heather C. Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement

It is proposed that this filing will become effective (check appropriate box):


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                Prospectus For
                       Flexible Premium Single Life and
           Joint and Last Survivor Variable Life Insurance Policies

                              Single Life Policy
                                Form P1254 4/00
                      Joint and Last Survivor Life Policy
                                Form P1255 4/00

                                  Issued by:

  Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity
                              Assurance Company)
  Genworth Life & Annuity VL Separate Account 1 (formerly, GE Life & Annuity
                             Separate Account II)

                            6610 West Broad Street
                           Richmond, Virginia 23230

                         Variable Life Service Center
                          3100 Albert Lankford Drive
                           Lynchburg, Virginia 24501
                       Telephone Number: 1-800-352-9910

--------------------------------------------------------------------------------

  ---------------------------------------------------------------------------
  The Policies described by this prospectus will usually be deemed Modified Endowment Contracts. This means:

     . Any future loan, partial surrender, or assignment or pledge of the Policy will be taxed up to the amount by which the Account Value exceeds the premium paid into the Policy

     . Any taxable loan, partial surrender, assignment or pledge of the Policy made by owners younger than age 591/2 will be subject to a 10% IRS penalty tax

     . Increases in Account Value will not be taxed unless partially surrendered or accessed in some other way

     . Death Benefit proceeds are generally tax-free like traditional life insurance policies

  It is advised that you contact a tax adviser before purchasing this
  Policy. Please refer to the "Tax Considerations" provision of this prospectus for more information on Modified Endowment Contracts.
  ---------------------------------------------------------------------------

This prospectus contains information about the Policy that the owner ("you") should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


This prospectus describes a flexible premium single life and joint and last survivor variable life insurance policy (the "Policy") offered by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) ("we," "us," "our," or the "Company"). The purpose of this Policy is to provide life insurance protection for the beneficiary(ies) named on the Policy. We offer the Policy on either a single life or joint and last survivor basis. If you purchase the Policy on a single life basis, we will pay a Death Benefit upon the death of the Insured. If you purchase the Policy on a joint and last survivor basis, we will pay a Death Benefit upon the death of the last surviving Insured.


When you purchase the Policy you pay a single premium. You have the flexibility to make additional premium payments under the Policy under certain circumstances as long as there is no Policy Debt. Because of this flexibility, this prospectus refers to the Policy as a flexible premium variable life insurance policy. Marketing materials for the Policy may refer to the Policy as a single premium policy because you are generally not required to make additional premium payments as long as the Surrender Value of your Policy is sufficient to pay the monthly deduction when due (or the Continuation of Coverage Rider is in force and all requirements are satisfied).

Your Account Value may accumulate on a variable or fixed basis, or both. If you choose our variable option, we will invest your assets in the Subaccounts of Genworth Life & Annuity VL Separate Account 1 (formerly, GE Life & Annuity Separate Account II) (the "Separate Account") that you select. Each Subaccount invests in shares of a Portfolio. You bear the investment risk of investing in the Subaccounts. If you choose our fixed option, your assets will earn interest monthly at an annual effective rate of at least 4%. We take the investment risk for assets allocated to the Guarantee Account.


Your Policy provides for a Surrender Value. The amount of your Surrender Value will depend upon the investment performance of the Subaccounts you select and interest credited on assets in the Guarantee Account. Investors assume certain risks when investing in the Policy, including the risk of losing money. No claim is made that the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

We guarantee the Death Benefit for as long as the Policy is in force. The Surrender Value is not guaranteed. Unless the Continuation of Coverage Rider is in effect, the Policy will lapse if the Surrender Value is insufficient to cover Policy charges. We guarantee to keep the Policy in force as long as minimum premium requirements are met.

You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with this Policy might not be to your advantage.

Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.


The date of this prospectus is May 1, 2006.

Table of Contents



                Fee Tables..................................................  6
                   Transaction Fees.........................................  6
                   Periodic Charges Other Than Portfolio Operating Expenses.  7
                   Periodic Charges for Optional Riders.....................  8
                   Total Annual Portfolio Operating Expenses................  9

                Summary of Benefits and Risks............................... 10
                   Benefits of Your Policy.................................. 10
                   Risks of Your Policy..................................... 12

                The Company................................................. 16

                The Separate Account........................................ 17
                   Changes to the Separate Account.......................... 17

                The Portfolios.............................................. 19
                   The Subaccounts.......................................... 19
                   Voting Rights............................................ 30

                The Guarantee Account....................................... 31

                Charges and Deductions...................................... 33
                   Monthly Deduction........................................ 33
                   Cost of Insurance........................................ 33
                   Mortality and Expense Risk Charge........................ 35
                   Premium Tax Recovery Charge and Distribution Expense
                     Charge................................................. 35
                   Administrative Expense Charge............................ 35
                   Surrender Charge......................................... 36
                   Partial Surrender Processing Fee......................... 37
                   Other Charges............................................ 37
                   Reduction of Charges for Group Sales..................... 37

                The Policy.................................................. 38
                   Applying for a Policy.................................... 38
                   Owner.................................................... 39
                   Beneficiary.............................................. 39
                   Changing the Owner or Beneficiary(ies)................... 40
                   Canceling a Policy....................................... 40

                Premiums.................................................... 41
                   General.................................................. 41
                   Tax-Free Exchanges (1035 Exchanges)...................... 42
                   Allocating Premiums...................................... 42

                How Your Account Value Varies............................... 43
                   Account Value............................................ 43
                   Surrender Value.......................................... 43
                   Subaccount Values........................................ 43

                Transfers................................................... 44
                   General.................................................. 44
                   Transfers From the Guarantee Accounts to the Subaccounts. 44
                   Transfers From the Subaccounts to the Guarantee Account.. 44
                   Transfers Among the Subaccounts.......................... 44
                   Telephone Transactions................................... 46
                   Confirmation of Transactions............................. 47
                   Special Note on Reliability.............................. 47
                   Transfers by Third Parties............................... 47
                   Special Note on Frequent Transfers....................... 48
                   Dollar Cost Averaging.................................... 51
                   Portfolio Rebalancing.................................... 52

                Death Benefit............................................... 54
                   Amount of Death Benefit Payable.......................... 54
                   Changing the Specified Amount............................ 54

                Surrenders and Partial Surrenders........................... 56
                   Surrenders............................................... 56
                   Partial Surrenders....................................... 56
                   Effect of Partial Surrenders............................. 57

                Loans....................................................... 58
                   General.................................................. 58
                   Repayment of Policy Debt................................. 59
                   Effect of Policy Loans................................... 59

                Termination................................................. 61
                   Premium to Prevent Termination........................... 61
                   Grace Period............................................. 61
                   Reinstatement............................................ 61
                   Continuation of Coverage Rider........................... 61

                Requesting Payments......................................... 63

                Tax Considerations.......................................... 65
                   Introduction............................................. 65
                   Modified Endowment Contracts............................. 65
                   Special Rules for Modified Endowment Contracts........... 66
                   Tax Status of Life Insurance Policies.................... 66
                   Considerations Where Insured Lives Past Age 100.......... 68
                   1035 Exchanges........................................... 68
                   Income Tax Withholding................................... 69
                   Tax Status of the Policy................................. 69
                   Special Rule for Certain Cash Distributions in the First
                     15 Policy Years........................................ 70
                   Loans.................................................... 70
                   Loss of Interest Deduction Where Policies are Held by or
                     for the Benefit of Corporations, Trusts, Etc........... 70

                   Tax Status of the Company................................ 71
                   Changes in the Law and Other Considerations.............. 71

                Sale of the Policies........................................ 72

                Other Policy Information.................................... 75
                   Optional Payment Plans................................... 75
                   Dividends................................................ 75
                   Incontestability......................................... 75
                   Suicide Exclusion........................................ 75
                   Misstatement of Age or Gender............................ 76
                   Written Notice........................................... 76
                   Trust.................................................... 76
                   Other Changes............................................ 76
                   Reports.................................................. 77
                   Supplemental Benefits.................................... 77
                   Using the Policy as Collateral........................... 78
                   Reinsurance.............................................. 78
                   Legal Proceedings........................................ 78

                Financial Statements........................................ 80

                Definitions................................................. 81

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy.

TRANSACTION
FEES
                      The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer assets between Investment Options.

                                              When Charge is         Current Amount      Maximum Amount
Charge                                           Deducted               Deducted            Deducted
----------------------------------------------------------------------------------------------------------
Surrender Charge/1/                      When you surrender        6.0% of the initial 6% of the initial
                                         your Policy within 7      premium, declining  premium, declining
                                         years of the Policy Date  to 0.0% in Policy   to 0.0% in Policy
                                                                   year 7              year 7
----------------------------------------------------------------------------------------------------------
Partial Surrender Processing Fee         When you partially        The lesser of       The lesser of
                                         surrender a portion of    $25.00 or 2% of     $25.00 or 2% of
                                         the Policy's Account      the amount          the amount
                                         Value                     partially           partially
                                                                   surrendered         surrendered
----------------------------------------------------------------------------------------------------------
Net Loan Charge/2/                       When a loan is taken      2.0% net cost on    2.0% net cost on
                                         and monthly thereafter    non-preferred loans non-preferred loans
                                         until loan is repaid in   in all years (and   in all years (and
                                         full                      preferred loans     preferred loans
                                                                   during 1st Policy   during 1st Policy
                                                                   year)               year)

                                                                   0% net cost on      0% net cost on
                                                                   preferred loans in  preferred loans in
                                                                   Policy year 2 and   Policy year 2 and
                                                                   after               after
Illustration Preparation Fee             When you request a        $0.00               $25.00
                                         personalized illustration
----------------------------------------------------------------------------------------------------------
Transfer Fee                             When you make a           $0.00               $10.00
                                         transfer
----------------------------------------------------------------------------------------------------------

                    /1/ For a joint and last survivor Policy, the surrender
                        charge may be lower if required by state non-forfeiture law.

                    /2/ The net cost of a Policy loan is determined as follows:

                                             Non-Preferred Loan Rate  Preferred
                                                All Policy Years      Loan Rate
                                              (Preferred Loan Rate   Policy Year
                                                1st Policy Year)     2 and After
   -----------------------------------------------------------------------------
   Guaranteed Maximum Interest Rate Charged            6.0%              4.0%
   Guaranteed Minimum Interest Rate Credited           4.0%              4.0%
   -----------------------------------------------------------------------------
   Guaranteed Net Cost                                 2.0%              0.0%
   -----------------------------------------------------------------------------

PERIODIC CHARGES
OTHER THAN
PORTFOLIO
OPERATING
EXPENSES
                      The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Portfolio fees and expenses.

                                               When Charge is         Current Amount      Maximum Amount
Charge                                            Deducted               Deducted            Deducted
-----------------------------------------------------------------------------------------------------------
Cost of Insurance/1/                     On the Policy Date and
                                         monthly thereafter on
                                         the Monthly Anniversary
                                         Date until the Insured
                                         on a Single Life Policy or
                                         the younger Insured on
                                         a Joint and Last Survivor
                                         Policy reaches Attained
                                         Age 100

                                                                    Single Life Policy: Single Life Policy:

 Minimum                                                            0.05% of the        $0.06 per $1,000
                                                                    Account Value       of net amount at
                                                                                        risk

 Maximum                                                            0.05% of the        $83.33 per $1000
                                                                    Account Value       of net amount at
                                                                                        risk

 Charge during 1st Policy year for a                                0.05% of the        $1.35 per $1,000
   60 year old male in the Standard                                 Account Value       of net amount at
   Risk Class                                                                           risk

                                                                    Joint and Last      Joint and Last
                                                                    Survivor Policy:    Survivor Policy:

 Minimum                                                            0.03% of the        $0.0002 per
                                                                    Account Value       $1,000 of net
                                                                                        amount at risk

 Maximum                                                            0.03% of the        $83.33 per
                                                                    Account Value       $1,000 of net
                                                                                        amount at risk

 Charge during 1st Policy year for a                                0.03% of the        $0.01 per $1,000
   60 year old male and 60 year old                                 Account Value       of net amount at
   female in the Standard Risk Class                                                    risk
-----------------------------------------------------------------------------------------------------------
Administrative Expense Charge            On the Policy Date and
                                         monthly thereafter on
                                         the Monthly Anniversary
                                         Date

 Minimum Charge                                                     $8.00 per month     $8.00 per month

 Maximum Charge                                                     Annualized rate of  Annualized rate of
                                                                    0.40% of the        0.40% of the
                                                                    Account Value       Account Value
-----------------------------------------------------------------------------------------------------------

                    /1/ We will not impose this charge once the Insured, under a single life Policy, or the younger Insured, under a joint and last survivor Policy, reaches Attained Age
                        100. The maximum rates vary by the Insured's gender, issue age, risk class and by the year of coverage. Maximum rates may be increased for Policies issued in an increased rating class. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the cost of insurance rates for your particular situation, please call us at (800) 352-9910 or your financial representative.

                                             When Charge is         Current Amount       Maximum Amount
Charge                                          Deducted               Deducted             Deducted
----------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Fees          On the Policy Date and
                                         monthly thereafter on
                                         the Monthly Anniversary
                                         Date

                                                                 Annualized rate of   Annualized rate of
                                                                 0.70% of unloaned    0.70% of unloaned
                                                                 assets in the        assets in the
                                                                 Subaccounts          Subaccounts
                                                                 through the first 10 through the first 10
                                                                 Policy years         Policy years

                                                                 Annualized rate of   Annualized rate of
                                                                 0.35% of unloaned    0.35% of unloaned
                                                                 assets in the        assets in the
                                                                 Subaccounts after    Subaccounts after
                                                                 the 10th Policy      the 10th Policy
                                                                 year                 year
----------------------------------------------------------------------------------------------------------
Premium Tax Recovery Charge              On the Policy Date and  0.20% (annualized    0.20% (annualized
                                         monthly thereafter on   rate based on the    rate based on the
                                         the Monthly Anniversary portion of assets in portion of assets in
                                         Date for 10 years after the Separate         the Separate
                                         each premium payment    Account              Account
                                                                 attributable to      attributable to
                                                                 each premium         each premium
                                                                 payment)             payment)
----------------------------------------------------------------------------------------------------------
Distribution Expense Charge              On the Policy Date and  0.30% (annualized    0.30% (annualized
                                         monthly thereafter on   rate based on the    rate based on the
                                         the Monthly Anniversary portion of assets in portion of assets in
                                         Date for 10 years after the Separate         the Separate
                                         each premium payment    Account              Account
                                                                 attributable to      attributable to
                                                                 each premium         each premium
                                                                 payment)             payment)

PERIODIC CHARGES
FOR OPTIONAL
RIDERS
                      The next table describes the charges that you will pay periodically for the riders that are available under the Policy.

                                            When Charge     Current Amount Maximum Amount
                                            is Deducted        Deducted       Deducted
-----------------------------------------------------------------------------------------
Accelerated Benefit Rider Charge         At time of benefit    $250.00        $250.00
                                         payment
-----------------------------------------------------------------------------------------
Continuation of Coverage Rider Charge    N/A                   $0.00          $0.00
-----------------------------------------------------------------------------------------

                      For information concerning compensation paid for the sale of the Policy, see the "Sale of the Policies" provision in this prospectus.

TOTAL ANNUAL
PORTFOLIO
OPERATING
EXPENSES
                      The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                      Annual Portfolio Expenses/1/               Minimum Maximum
                      ----------------------------------------------------------
                      Total Annual Portfolio Operating
                       Expenses (before fee waivers or
                       reimbursements)                            0.40%   2.51%
                      ----------------------------------------------------------


                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2005. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Summary of Benefits and Risks

BENEFITS OF YOUR POLICY

DEFINED TERMS
                      See the "Definitions" provision in the back of this prospectus for defined terms.

DEATH BENEFIT
                      The primary benefit of your Policy is life insurance coverage. Your initial premium purchases a Specified Amount of life insurance coverage. While the Policy is in force, we will pay a Death Benefit to your beneficiary(ies) when the Insured dies (or the last surviving Insured dies if you purchase a joint and last survivor Policy). See the "Death Benefit" provision of this prospectus.

DEATH BENEFIT
PAYABLE
                      If the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy at his or her death is younger than Attained Age 100, the Death Benefit payable is the greater of the Specified Amount and the Account Value multiplied by the applicable corridor percentage.

                      If the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy at his or her death is Attained Age 100 or older, the Death Benefit payable is the Account Value multiplied by the applicable corridor percentage.

                      Under certain circumstances, we may further adjust the amount of the Death Benefit payable. See the "Death Benefit" and the "Incontestability" and "Misstatement of Age or Gender" provisions of this prospectus.

COVERAGE
FLEXIBILITY
                      Within certain limits, you can:

                         . increase or decrease the Specified Amount;

                         . change your beneficiary(ies); and

                         . change the owner of the Policy.

                      See the "Death Benefit -- Changing the Specified Amount" and "The Policy -- Changing the Owner or Beneficiary" provisions of this prospectus.

CHOICE OF DEATH
BENEFIT PAYMENT
OPTIONS
                      Your beneficiary(ies) may choose to take Death Benefit proceeds as a lump sum or select from a variety of payment options which pay the Death Benefit proceeds over time. See the "Death Benefit -- Changing the Death Benefit Option" provision of this prospectus.

CASH BENEFITS
                      You can access the Account Value of your Policy by taking a Policy loan, taking a partial surrender or a full surrender with certain limitations as described below:

  LOANS
                      You may take a Policy loan for up to 90% of the difference between your Account Value and any surrender charges, minus any Policy Debt. Taking a Policy loan may have adverse tax consequences. See the "Loans" and "Tax Considerations" provisions of this prospectus.

  PARTIAL
  SURRENDERS
                      You may take one partial surrender each Policy year after the first Policy year. The minimum partial surrender amount is $1,000. The maximum partial surrender amount you may take is equal to the lesser of:

                        (1) your Surrender Value of the Policy less $1,000 at
                            the time of the partial surrender; and

                        (2) the available loan amount (which is equal to 90% of
                            the difference between Account Value and any surrender charges, minus any Policy Debt).

                      We will not permit a partial surrender that would reduce your Account Value to below $25,000 at the time of the partial surrender. We also assess a processing fee for each partial surrender equal to the lesser of $25 or 2% of the amount surrendered. In addition, you may be subject to a 10% IRS penalty tax if your Policy is deemed a Modified Endowment Contract and you are under the age of 59 1/2 at the time of the partial surrender. Partial surrenders will reduce your Account Value and Death Benefit proceeds. Federal income taxes and a penalty tax will apply to each partial surrender. See the "Surrenders and Partial Surrenders" provision of this prospectus.

  FULL
  SURRENDER
                      You can surrender your Policy at any time for its Surrender Value (Account Value minus Policy Debt minus any applicable surrender charge). You can choose to take the Surrender Value in a lump sum or over time by electing one of several payment options. See the "Surrenders and Partial Surrenders" provision of this prospectus.

MINIMUM
PREMIUM
REQUIREMENT
                      The minimum initial premium is $25,000. Subsequent premiums are accepted on a limited basis and must be at least $1,000. See the "Premiums" provision of this prospectus.

INVESTMENT
OPTIONS
                      You can allocate your premium to the Guarantee Account and among up to 10 of the Subaccounts available in the Separate Account at any given time. Each Subaccount invests in shares of a designated Portfolio. Not all Portfolios may be available to all Policies, or available in all states or in all markets. See the "Separate Account" and the "Portfolios" provisions of this prospectus. Assets allocated to the Guarantee

                      Account will earn interest monthly at an annual effective rate of at least 4%. See the "Guarantee Account" provision of this prospectus.

TRANSFERS
                      You may transfer assets among the Subaccounts and between the Subaccounts and the Guarantee Account, within certain limits. We also offer two automated transfer programs:
                      Dollar Cost Averaging and Portfolio Rebalancing. See the "Transfers" provision of this prospectus.

TAX BENEFITS
                      You are generally not taxed on the Policy's earnings until you withdraw Account Value from your Policy. This is known as tax deferral. Your beneficiary(ies) generally receives Death Benefit proceeds income tax-free. See the "Tax Considerations" provision of this prospectus.

ASSIGNABILITY
                      You may assign the Policy as collateral for a loan or other obligation. See the "Other Policy
                      Information -- Using the Policy as Collateral" provision of this prospectus.

RIGHT TO RETURN
THE POLICY
                      You have a limited period of time after the Policy is issued during which you can cancel the Policy and receive a refund. See the "Policy -- Canceling a Policy" provision of this prospectus.

ADDITIONAL
BENEFITS
                      If available in your state, there are additional benefits that are added to your Policy by way of optional riders. See the "Fee Tables" and "Other Policy Information -- Supplemental Benefits" provisions of this prospectus.

RISKS OF YOUR POLICY

RISK OF AN INCREASE
IN CURRENT FEES AND
EXPENSES
                      Certain fees and expenses are assessed at less than their guaranteed minimum levels. In the future, we may increase these current charges up to the guaranteed (i.e., the maximum) levels. If fees and expenses are increased, you may need to increase the amount of premium to keep the Policy in force.

SUITABILITY
                      Variable life insurance is designed for long-term financial planning. It is not suitable as an investment vehicle for short-term savings. You should not purchase a Policy if you will need the premium payment in a short period of time. If you do not plan on holding this Policy for at least 7 years, you will incur a surrender charge if you surrender the Policy. See the "Fee Tables" provision of this prospectus.

INVESTMENT RISK
                      Your Account Value is subject to the risk that investment performance will be unfavorable and that your Account Value will decrease. If your investment results are unfavorable and/or you stop making premium payments at or above the minimum requirements, the Surrender Value of your Policy may fall to zero, because we continue to deduct charges from your Account Value. In that case the Policy will terminate without value and insurance coverage will cease, unless you make an additional payment sufficient to prevent a termination during the 61 day grace period. If you have the Continuation of Coverage Rider and it is still in force and your Policy Debt does not exceed your Account Value, your Policy will not terminate regardless of your Subaccount investment performance. On the other hand, if your investment experience is favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon your Account Value, through partial surrenders and Policy loans. See the "Loans" and the "Termination" provisions of this prospectus.

ADDITIONAL RISKS
                      The types of investments that a Portfolio makes will also create risk. A comprehensive discussion of the risks of the Portfolio underlying each Subaccount may be found in that Portfolio's prospectus. You should read each Portfolio's prospectus carefully before investing.

RISK OF
TERMINATION
                      If the Surrender Value of your Policy is insufficient to pay the monthly deduction when due, a grace period will begin. There is a risk that if partial surrenders, loans, and monthly deductions reduce your Surrender Value to an amount insufficient to cover Policy charges and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could lapse (unless the Continuation of Coverage Rider is in force). In that case, you will have a 61 day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will cease, and you will receive no benefits. After termination, you may reinstate your Policy within three years subject to certain conditions. See the "Termination" provision of this prospectus.

TAX RISKS
                      In order to qualify as a life insurance policy for Federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy on the life of a single Insured should satisfy the applicable requirements. There is less guidance, however, with respect to joint and last survivor Policies. In the absence of such guidance there is some uncertainty as to whether a joint and last survivor Policy will qualify as a life insurance policy for Federal tax purposes. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

                      In most cases this Policy will be a Modified Endowment Contract. In these cases, special rules apply, and a 10% IRS penalty tax may be imposed on distributions, including loans.

                      Existing tax laws that benefit this Policy may change at any time. You should consult a qualified tax adviser in all tax matters involving your Policy. See the "Tax Considerations" provision of this prospectus.

EFFECTS OF
POLICY LOANS
                      A Policy loan, whether or not repaid, will affect your Account Value over time because we subtract the amount of the loan from the Investment Options as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Subaccounts, the effect could be favorable or unfavorable.

                      Because we subtract the amount of the loan from the Investment Options, a Policy loan reduces the amount available for transfers among the Subaccounts and the Guarantee Account.

                      A Policy loan also reduces the Death Benefit payable. A Policy loan could make it more likely that a Policy would terminate. There is a risk that the Policy will lapse and a Policy loan could result in adverse tax consequences. In circumstances where your Policy is at risk of lapse, you must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage. If a Policy is issued as a Modified Endowment Contract and a loan is taken from the Policy, the amount of the loan (together with any unpaid interest included in Policy Debt) will be taxed in the same manner as a partial surrender. See the "Loans" provision of this prospectus.

LIMITS ON
TRANSFERS
                      You may transfer all or a portion of your assets between and among the Subaccounts and the Guarantee Account on any Valuation Day subject to certain restrictions. You may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts and from the Subaccounts to the Guarantee Account.

                      Frequent Subaccount transfers can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. To discourage frequent Subaccount transfers, we have adopted the following transfer policy. All owners may submit the first 12 Subaccount transfers made in a calendar year by overnight delivery service, U.S. Mail, voice response, telephone or facsimile. Once such 12 Subaccount transfers have been executed, a letter will be sent to owners notifying them that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, telephone or facsimile will not be accepted. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program. We will also not honor your transfer request if you attempt to make a transfer during the grace period and there is no Account Value.

                      We currently do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100. See the "Transfers" provision of this prospectus.

COMPARISON WITH
OTHER INSURANCE
POLICIES
                      The Policy is similar in many ways to universal life insurance. As with universal life insurance:

                         . the owner pays a premium for insurance coverage on
                           the Insured(s);

                         . the Policy provides for the accumulation of
                           Surrender Value that is payable if the owner surrenders the Policy during the lifetime of the Insured under a single life Policy and the last Insured under a joint and last survivor Policy; and

                         . the Surrender Value may be substantially lower than
                           the premium paid.

                      However, the Policy differs from universal life insurance in that it permits you to place your premium in the Subaccounts. The amount and duration of life insurance protection and the value of the Policy will vary with the investment performance of the Subaccounts you select. You bear the investment risk with respect to the amounts allocated to the Subaccounts.

The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our Home Office is located at 6610 West Broad Street, Richmond, Virginia 23230. Our Variable Life Service Center is located at 3100 Albert Lankford Drive, Lynchburg, Virginia 24501. We are obligated to pay all amounts promised under the Policy.


                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.


                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on August 21, 1986. The Separate Account has Subaccounts available under the Policy. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of one of the Funds described in "The Portfolios" provision of this prospectus.

                      The assets of the Separate Account belong to us. However, we may not charge the assets in the Separate Account attributable to the Policies with liabilities arising out of any other business we conduct. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we conduct.

CHANGES TO THE
SEPARATE
ACCOUNT
                      The Separate Account may include other Subaccounts that are not available under this Policy. We may substitute another Subaccount or insurance company separate account under the Policy if, in our judgment, investment in a Subaccount should no longer be possible or becomes inappropriate for the purposes of the Policies, or if investment in another Subaccount or insurance company separate account is in the best interest of owners. The new Subaccounts may be limited to certain classes of Policies, and the new Subaccounts may have higher fees and charges than the Subaccounts they replaced. No substitution may take place without prior notice to owners and prior approval of the Securities and Exchange Commission ("SEC") and insurance regulatory authorities, to the extent required by the Investment Company Act of 1940 (the "1940 Act") and applicable law.

                      We may also, where permitted by law:

                         . create new separate accounts;

                         . combine separate accounts, including combining the
                           Separate Account with another separate account established by the Company;

                         . transfer assets of the Separate Account, which we
                           determine to be associated with the class of Policies to which this Policy belongs, to another separate account;

                         . add new Subaccounts to or remove Subaccounts from
                           the Separate Account, or combine Subaccounts;

                         . make the Subaccounts available under other policies
                           we issue;

                         . add new Portfolios or remove existing Portfolios;


                         . substitute a new Portfolio for any existing
                           Portfolio whose shares are no longer available for investment;


                         . substitute a new Portfolio for any existing
                           Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

                         . deregister the Separate Account under the 1940 Act;
                           and

                         . operate the Separate Account under the direction of
                           a committee or in another form.

The Portfolios

                      You select the Subaccounts to which you direct premiums. There are limitations on the number of transfers that may be made each Policy year. See the "Transfers" provision for additional information.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other Portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. Before choosing a Subaccount to allocate your premiums and assets, carefully read the prospectus for each Portfolio, along with this prospectus.


                      You may obtain a free copy of the prospectus for each Portfolio by writing our Variable Life Service Center at 3100 Albert Lankford Drive, Lynchburg, Virginia 24501, by calling us at (800) 352-9910 or by visiting our website at www.genworth.com, or through your financial representative.


                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds or portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other mutual funds or portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other mutual funds or portfolios, even if the other mutual funds or portfolios have the same investment adviser or manager, or if the other mutual funds or portfolios have a similar name.

THE SUBACCOUNTS
                      You may invest in up to 10 Subaccounts plus the Guarantee Account at any one time. Each Subaccount invests in one of the Portfolios described below.




                                                                                          Adviser (and Sub-Adviser(s),
                Subaccount Investing In                      Investment Objective                as applicable)
                ------------------------------------------------------------------------------------------------------
AIM VARIABLE    AIM V.I. Basic Value Fund --          Seeks to provide long-term growth       A I M Advisors, Inc.
INSURANCE FUNDS Series II shares                      of capital.
                ------------------------------------------------------------------------------------------------------
                AIM V.I. Capital Appreciation Fund -- Seeks to provide growth of capital.     A I M Advisors, Inc.
                Series I shares/1/
                ------------------------------------------------------------------------------------------------------


                    /1/ On May 1, 2006, the AIM V.I. Growth Fund merged into
                        the AIM V.I. Capital Appreciation Fund.

                                                                                                     Adviser (and Sub-Adviser(s),
                        Subaccount Investing In                         Investment Objective                as applicable)
                        ---------------------------------------------------------------------------------------------------------
                        AIM V.I. Core Equity Fund/2 /--          Seeks to provide growth of capital. A I M Advisors, Inc.
                        Series I shares
                        ---------------------------------------------------------------------------------------------------------
                        AIM V.I. International Growth Fund --    Seeks to provide long-term growth   A I M Advisors, Inc.
                        Series II shares                         of capital.
                        ---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Global Technology      Long-term growth of capital.        Alliance Capital
VARIABLE PRODUCTS       Portfolio -- Class B                                                         Management, L.P.
SERIES FUND, INC.
                        ---------------------------------------------------------------------------------------------------------
                        AllianceBernstein Growth and Income      Long-term growth of capital.        Alliance Capital
                        Portfolio -- Class B                                                         Management, L.P.
                        ---------------------------------------------------------------------------------------------------------
                        AllianceBernstein International Value    Long-term growth of capital.        Alliance Capital
                        Portfolio -- Class B                                                         Management, L.P.
                        ---------------------------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap Growth       Long-term growth of capital.        Alliance Capital
                        Portfolio -- Class B                                                         Management, L.P.
                        ---------------------------------------------------------------------------------------------------------
                        AllianceBernstein Small Cap Growth       Long-term growth of capital.        Alliance Capital
                        Portfolio -- Class B                                                         Management, L.P.
                        ---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund -- Class II Pursues long-term total return      American Century Investment
VARIABLE PORTFOLIOS II,                                          using a strategy that seeks to      Management, Inc.
INC.                                                             protect against U.S. inflation.
                        ---------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth Fund,            The fund seeks long-term growth     Columbia Management
VARIABLE INSURANCE      Variable Series (formerly, Nations       of capital.                         Advisors, LLC (subadvised by
TRUST I (FORMERLY,      Marsico Growth Portfolio)                                                    Marsico Capital
NATIONS SEPARATE                                                                                     Management, LLC)
ACCOUNT TRUST)
                        ---------------------------------------------------------------------------------------------------------
                        Columbia Marsico International           The fund seeks long-term growth     Columbia Management
                        Opportunities Fund, Variable Series      of capital.                         Advisors, LLC (subadvised by
                        (formerly, Nations Marsico                                                   Marsico Capital
                        International Opportunities Portfolio)                                       Management, LLC)
                        ---------------------------------------------------------------------------------------------------------
EATON VANCE             VT Floating-Rate Income Fund             Seeks high current income.          Eaton Vance Management
VARIABLE TRUST
                        ---------------------------------------------------------------------------------------------------------
                        VT Worldwide Health Sciences Fund        Seeks long-term capital growth by   OrbiMed Advisors LLC
                                                                 investing in a worldwide and
                                                                 diversified portfolio of health
                                                                 sciences companies.
                        ---------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE      Evergreen VA Omega Fund -- Class 2       Seeks long-term capital growth.     Evergreen Investment
ANNUITY TRUST                                                                                        Management Company, LLC
                        ---------------------------------------------------------------------------------------------------------
FAM VARIABLE SERIES     Mercury Basic Value V.I. Fund --         Seeks capital appreciation and,     Merrill Lynch Investment
FUNDS, INC.             Class III Shares                         secondarily, income.                Managers, L.P., dba Mercury
                                                                                                     Advisers
                        ---------------------------------------------------------------------------------------------------------
                        Mercury Global Allocation V.I. Fund --   Seeks high total investment         Merrill Lynch Investment
                        Class III Shares                         return.                             Managers, L.P., dba Mercury
                                                                                                     Advisers
                        ---------------------------------------------------------------------------------------------------------
                        Mercury Large Cap Growth V.I.            Seeks long-term capital growth.     Merrill Lynch Investment
                        Fund -- Class III Shares                                                     Managers, L.P., dba Mercury
                                                                                                     Advisers
                        ---------------------------------------------------------------------------------------------------------
                        Mercury Value Opportunities V.I.         Seeks long-term growth of capital.  Merrill Lynch Investment
                        Fund -- Class III Shares                                                     Managers, L.P., dba Mercury
                                                                                                     Advisers
                        ---------------------------------------------------------------------------------------------------------


                    /2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I. Core Equity Fund.

                                                                                          Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                 Investment Objective                as applicable)
                     -------------------------------------------------------------------------------------------------
FEDERATED            Federated High Income Bond       Seeks high current income by        Federated Investment
INSURANCE SERIES     Fund II -- Service Shares        investing in lower-rated corporate  Management Company
                                                      debt obligations, commonly
                                                      referred to as "junk bonds."
                     -------------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --    Seeks capital appreciation.         Federated Equity
                     Service Shares                                                       Management Company of
                                                                                          Pennsylvania (subadvised by
                                                                                          Federated Global Investment
                                                                                          Management Corp.)
                     -------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio --        Seeks income and capital growth     Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                  consistent with reasonable risk.    Research Company
FUND
                     -------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --   Seeks long-term capital             Fidelity Management &
                     Service Class 2                  appreciation.                       Research Company
                                                                                          (subadvised by Fidelity
                                                                                          Management & Research
                                                                                          (U.K.) Inc., Fidelity
                                                                                          Management & Research
                                                                                          (Far East) Inc., Fidelity
                                                                                          Investments Japan Limited,
                                                                                          FMR Co., Inc.)
                     -------------------------------------------------------------------------------------------------
                     VIP Dynamic Capital Appreciation Seeks capital appreciation.         Fidelity Management &
                     Portfolio -- Service Class 2                                         Research Company
                                                                                          (subadvised by Fidelity
                                                                                          Management & Research
                                                                                          (U.K.) Inc., Fidelity
                                                                                          Management & Research
                                                                                          (Far East) Inc., Fidelity
                                                                                          Investments Japan Limited
                                                                                          and FMR Co., Inc.)
                     -------------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --   Seeks reasonable income. The        Fidelity Management &
                     Service Class 2                  fund will also consider the         Research Company
                                                      potential for capital appreciation. (subadvised by FMR Co.,
                                                      The fund's goal is to achieve a     Inc.)
                                                      yield which exceeds the composite
                                                      yield on the securities comprising
                                                      the Standard & Poors 500/SM/ Index
                                                      (S&P 500(R)).
                     -------------------------------------------------------------------------------------------------
                     VIP Growth Portfolio --          Seeks to achieve capital            Fidelity Management &
                     Service Class 2                  appreciation.                       Research Company
                                                                                          (subadvised by FMR Co.,
                                                                                          Inc.)
                     -------------------------------------------------------------------------------------------------
                     VIP Growth & Income Portfolio -- Seeks high total return through a   Fidelity Management &
                     Service Class 2                  combination of current income and   Research Company
                                                      capital appreciation.               (subadvised by Fidelity
                                                                                          Management & Research
                                                                                          (U.K.) Inc., Fidelity
                                                                                          Management & Research
                                                                                          (Far East) Inc., Fidelity
                                                                                          Investments Japan Limited
                                                                                          and FMR Co., Inc.)
                     -------------------------------------------------------------------------------------------------

                                                                                          Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective               as applicable)
                   ---------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --            Seeks long-term growth of capital.  Fidelity Management &
                   Service Class 2                                                         Research Company
                                                                                           (subadvised by Fidelity
                                                                                           Management & Research
                                                                                           (U.K.) Inc., Fidelity
                                                                                           Management & Research
                                                                                           (Far East) Inc., Fidelity
                                                                                           Investments Japan Limited,
                                                                                           FMR Co., Inc.)
                   ---------------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio --   Seeks capital appreciation.         Fidelity Management &
                   Service Class 2                                                         Research Company
                                                                                           (subadvised by FMR Co.,
                                                                                           Inc.)
                   ---------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities Fund --  Seeks to maximize income while      Franklin Advisers, Inc.
VARIABLE INSURANCE Class 2 Shares                      maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities. The fund seeks income
                                                       by investing in corporate, foreign
                                                       and U.S. Treasury bonds as well
                                                       as stocks with dividend yields the
                                                       manager believes are attractive.
                   ---------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --    Seeks capital appreciation, with    Franklin Mutual Advisers,
                   Class 2 Shares                      income as a secondary goal. The     LLC
                                                       fund normally invests mainly in
                                                       equity securities that the manager
                                                       believes are undervalued. The
                                                       fund normally invests primarily in
                                                       undervalued stocks and to a
                                                       lesser extent in risk arbitrage
                                                       securities and distressed
                                                       companies.
                   ---------------------------------------------------------------------------------------------------
                   Templeton Growth Securities Fund -- Seeks long-term capital growth.     Templeton Global Advisors
                   Class 2 Shares                      The Fund normally invests           Limited
                                                       primarily in equity securities of
                                                       companies located anywhere in
                                                       the world, including those in the
                                                       U.S. and in emerging markets.
                   ---------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                         Seeks maximum income                GE Asset Management
FUNDS, INC.                                            consistent with prudent             Incorporated
                                                       investment management and the
                                                       preservation of capital.
                   ---------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund                 Seeks long-term growth of capital   GE Asset Management
                                                       and future income.                  Incorporated
                   ---------------------------------------------------------------------------------------------------
                   Money Market Fund/1/                Seeks a high level of current       GE Asset Management
                                                       income consistent with the          Incorporated
                                                       preservation of capital and
                                                       maintenance of liquidity.
                   ---------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund          Seeks long-term growth of capital   GE Asset Management
                                                       and future income rather than       Incorporated
                                                       current income.
                   ---------------------------------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                        Investment Objective                 as applicable)
                   ---------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund            Seeks maximum total return            GE Asset Management
                                                          through current income and capital    Incorporated (subadvised by
                                                          appreciation.                         Urdang Securities
                                                                                                Management, Inc.)
                   ---------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/               Seeks growth of capital and           GE Asset Management
                                                          accumulation of income that           Incorporated
                                                          corresponds to the investment         (subadvised by SSgA Funds
                                                          return of S&P's 500 Composite         Management, Inc.)
                                                          Stock Index.
                   ---------------------------------------------------------------------------------------------------------
                   Small-Cap Equity Fund                  Seeks long-term growth of capital.    GE Asset Management
                                                                                                Incorporated (subadvised by
                                                                                                Palisade Capital
                                                                                                Management, L.L.C.)
                   ---------------------------------------------------------------------------------------------------------
                   Total Return Fund -- Class 3 Shares/2/ Seeks the highest total return,       GE Asset Management
                                                          composed of current income and        Incorporated
                                                          capital appreciation, as is
                                                          consistent with prudent
                                                          investment risk.
                   ---------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                       Seeks long-term growth of capital.    GE Asset Management
                                                                                                Incorporated
                   ---------------------------------------------------------------------------------------------------------
                   Value Equity Fund                      Seeks long-term growth of capital     GE Asset Management
                                                          and future income.                    Incorporated
                   ---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service Shares   Seeks long-term capital growth,       Janus Capital
                                                          consistent with preservation of       Management LLC
                                                          capital and balanced by current
                                                          income.
                   ---------------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares      A non-diversified portfolio that      Janus Capital
                                                          seeks long-term growth of capital./3/ Management LLC
                   ---------------------------------------------------------------------------------------------------------
LEGG MASON         Legg Mason Variable All Cap            Seeks capital appreciation through    Salomon Brothers Asset
PARTNERS VARIABLE  Portfolio -- Class II (formerly,       investment in securities which the    Management Inc
PORTFOLIOS I, INC. Salomon Brothers Variable All Cap      managers believe have above-
(FORMERLY, SALOMON Fund)                                  average capital appreciation
BROTHERS VARIABLE                                         potential.
SERIES FUNDS INC)
                   ---------------------------------------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ For policies issued on or after May 1, 2006, only Class
                        3 Shares of the Total Return Fund will be available. If your policy was issued prior to May 1, 2006, Class 1
                        Shares of the Total Return Fund are available.
                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of
                        securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                    Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                         Investment Objective                as applicable)
                       ---------------------------------------------------------------------------------------------------------
                       Legg Mason Partners Variable Total      Seeks to obtain above-average          Salomon Brothers Asset
                       Return Portfolio -- Class II (formerly, income (compared to a portfolio        Management Inc
                       Salomon Brothers Variable Total         entirely invested in equity
                       Return Fund)                            securities). The fund's secondary
                                                               objective is to take advantage of
                                                               opportunities to achieve growth of
                                                               capital and income.
                       ---------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable            Seeks capital appreciation.            Salomon Brothers Asset
VARIABLE PORTFOLIOS II Aggressive Growth Portfolio --                                                 Management Inc
(FORMERLY, GREENWICH   Class II (formerly, Salomon Brothers
STREET SERIES FUND)    Variable Aggressive Growth Fund)
                       ---------------------------------------------------------------------------------------------------------
MFS(R)  VARIABLE       MFS(R) Investors Growth Stock           Seeks long-term growth of capital      Massachusetts Financial
INSURANCE TRUST        Series -- Service Class Shares          and future income rather than          Services Company
                                                               current income.

                       ---------------------------------------------------------------------------------------------------------
                       MFS(R) Investors Trust Series --        Seeks long-term growth of capital      Massachusetts Financial
                       Service Class Shares                    and secondarily reasonable             Services Company
                                                               current income.
                       ---------------------------------------------------------------------------------------------------------
                       MFS(R) Total Return Series --           Seeks above-average income.            Massachusetts Financial
                       Service Class Shares                    Reasonable opportunity for growth      Services Company
                                                               of capital and income is a
                                                               secondary objective.
                       ---------------------------------------------------------------------------------------------------------
                       MFS(R) Utilities Series --              Seeks capital growth and current       Massachusetts Financial
                       Service Class Shares                    income.                                Services Company
                       ---------------------------------------------------------------------------------------------------------
OPPENHEIMER            Oppenheimer Balanced Fund/VA --         Seeks a high total investment          OppenheimerFunds, Inc.
VARIABLE ACCOUNT       Service Shares                          return, which includes current
FUNDS                                                          income and capital appreciation in
                                                               the value of its shares.
                       ---------------------------------------------------------------------------------------------------------
                       Oppenheimer Capital Appreciation        Seeks capital appreciation by          OppenheimerFunds, Inc.
                       Fund/VA -- Service Shares               investing in securities of well-
                                                               known, established companies.
                       ---------------------------------------------------------------------------------------------------------
                       Oppenheimer Global Securities           Seeks long-term capital                OppenheimerFunds, Inc.
                       Fund/VA -- Service Shares               appreciation by investing a
                                                               substantial portion of its assets in
                                                               securities of foreign issuers,
                                                               "growth type" companies, cyclical
                                                               industries and special situations
                                                               that are considered to have
                                                               appreciation possibilities.
                       ---------------------------------------------------------------------------------------------------------
                       Oppenheimer Main Street Fund/VA --      Seeks high total return (which         OppenheimerFunds, Inc.
                       Service Shares                          includes growth in the value of its
                                                               shares as well as current income)
                                                               from equity and debt securities.
                       ---------------------------------------------------------------------------------------------------------
                       Oppenheimer Main Street Small Cap       Seeks capital appreciation.            OppenheimerFunds, Inc.
                       Fund/VA -- Service Shares
                       ---------------------------------------------------------------------------------------------------------
                       Oppenheimer MidCap Fund/VA --           Seeks capital appreciation by          OppenheimerFunds, Inc.
                       Service Shares (formerly,               investing in "growth type"
                       Oppenheimer Aggressive                  companies.
                       Growth Fund/VA)
                       ---------------------------------------------------------------------------------------------------------

                                                                                          Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                     Investment Objective               as applicable)
                  ----------------------------------------------------------------------------------------------------
PIMCO VARIABLE    All Asset Portfolio -- Advisor Class Seeks maximum real return           Pacific Investment
INSURANCE TRUST   Shares                               consistent with preservation of     Management Company LLC
                                                       real capital and prudent
                                                       investment management.
                  ----------------------------------------------------------------------------------------------------
                  High Yield Portfolio --              Seeks to maximize total return,     Pacific Investment
                  Administrative Class Shares          consistent with preservation of     Management Company LLC
                                                       capital and prudent investment
                                                       management. Invests at least 80%
                                                       of its assets in a diversified
                                                       portfolio of high yield securities
                                                       ("junk bonds") rated below
                                                       investment grade but rated at
                                                       least Caa by Moody's or CCC by
                                                       S&P, or, if unrated, determined by
                                                       PIMCO to be of comparable
                                                       quality, subject to a maximum of
                                                       5% of total assets in securities
                                                       rated Caa by Moody's or CCC by
                                                       S&P, or, if unrated, determined by
                                                       PIMCO to be of comparable
                                                       quality.
                  ----------------------------------------------------------------------------------------------------
                  Long-Term U.S. Government            Seeks to maximize total return,     Pacific Investment
                  Portfolio -- Administrative Class    consistent with preservation of     Management Company LLC
                  Shares                               capital and prudent investment
                                                       management.
                  ----------------------------------------------------------------------------------------------------
                  Low Duration Portfolio --            Seeks maximum total return,         Pacific Investment
                  Administrative Class Shares          consistent with preservation of     Management Company LLC
                                                       capital and prudent investment
                                                       management.
                  ----------------------------------------------------------------------------------------------------
                  Total Return Portfolio --            Seeks to maximize total return,     Pacific Investment
                  Administrative Class Shares          consistent with preservation of     Management Company LLC
                                                       capital and prudent investment
                                                       management.
                  ----------------------------------------------------------------------------------------------------
THE PRUDENTIAL    Jennison Portfolio -- Class II       Seeks long-term growth of capital.  Prudential Investments LLC
SERIES FUND                                                                                (subadvised by Jennison
(FORMERLY, THE                                                                             Associates LLC)
PRUDENTIAL SERIES
FUND, INC.)
                  ----------------------------------------------------------------------------------------------------
                  Jennison 20/20 Focus Portfolio --    Seeks long-term growth of capital.  Prudential Investments LLC
                  Class II                                                                 (subadvised by Jennison
                                                                                           Associates LLC)
                  ----------------------------------------------------------------------------------------------------
                  Natural Resources Portfolio --       Seeks long-term growth of capital.  Prudential Investments LLC
                  Class II                                                                 (subadvised by Jennison
                                                                                           Associates LLC)
                  ----------------------------------------------------------------------------------------------------

                                                                                              Adviser (and Sub-Adviser(s),
                 Subaccount Investing In                        Investment Objective                 as applicable)
                 ---------------------------------------------------------------------------------------------------------
RYDEX VARIABLE   OTC Fund/1/                           Seeks to provide investment                 Rydex Investments
TRUST                                                  results that correspond to a
                                                       benchmark for over-the-counter
                                                       securities. The portfolio's current
                                                       benchmark is the NASDAQ 100
                                                       Index(TM). The NASDAQ 100 Index(TM)
                                                       contains the 100 largest non-
                                                       financial, non-utilities stocks in the
                                                       NASDAQ Composite.
                 ---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE  Comstock Portfolio -- Class II Shares Seeks capital growth and income.            Van Kampen Asset
INVESTMENT TRUST                                                                                   Management Inc.
                 ---------------------------------------------------------------------------------------------------------
                 Emerging Growth Portfolio --          Seeks capital appreciation.                 Van Kampen Asset
                 Class II Shares                                                                   Management Inc.
                 ---------------------------------------------------------------------------------------------------------


                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                      The following Portfolio is not available for new premium or transfers on or after November 15, 2004:



                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital.        Janus Capital
                   Service Shares                                                              Management LLC
                   -------------------------------------------------------------------------------------------------



                      The following Portfolios are not available to Policies issued on or after May 1, 2003:



                                                                                          Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective               as applicable)
                   ---------------------------------------------------------------------------------------------------
DREYFUS            The Dreyfus Socially Responsible    Seeks capital growth with current    The Dreyfus Corporation
                   Growth Fund, Inc. -- Initial Shares income as a secondary goal.
                   ---------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Global Life Sciences Portfolio --   Seeks long-term growth of capital.   Janus Capital
                   Service Shares                                                           Management LLC
                   ---------------------------------------------------------------------------------------------------
                   Global Technology Portfolio --      Seeks long-term growth of capital.   Janus Capital
                   Service Shares                                                           Management LLC
                   ---------------------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio --       Seeks long-term growth of capital    Janus Capital
                   Service Shares                      in a manner consistent with the      Management LLC
                                                       preservation of capital.
                   ---------------------------------------------------------------------------------------------------
                   Mid Cap Growth Portfolio --         Seeks long-term growth of capital.   Janus Capital
                   Service Shares                                                           Management LLC
                   ---------------------------------------------------------------------------------------------------
                   Worldwide Growth Portfolio --       Seeks long-term growth of capital    Janus Capital
                   Service Shares                      in a manner consistent with the      Management LLC
                                                       preservation of capital.
                   ---------------------------------------------------------------------------------------------------
PIMCO VARIABLE     Foreign Bond Portfolio (U.S. Dollar Seeks maximum total return,          Pacific Investment
INSURANCE TRUST    Hedged) -- Administrative Class     consistent with preservation of      Management Company LLC
                   Shares                              capital and prudent investment
                                                       management.
                   ---------------------------------------------------------------------------------------------------

                      The following Portfolios are not available to Policies issued on or after May 1, 2006:



                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
FIDELITY VARIABLE  VIP Asset Manager/SM/ Portfolio -- Seeks to obtain high total return  Fidelity Management &
INSURANCE PRODUCTS Service Class 2                    with reduced risk over the long    Research Company
FUND                                                  term by allocating its assets      (subadvised by Fidelity
                                                      among stocks, bonds, and short-    Management & Research
                                                      term instruments.                  (U.K.) Inc., Fidelity
                                                                                         Management & Research
                                                                                         (Far East) Inc. Fidelity
                                                                                         Investments Japan Limited,
                                                                                         Fidelity Investments Money
                                                                                         Management, Inc., FMR Co,
                                                                                         Inc.)
                   -------------------------------------------------------------------------------------------------
GOLDMAN SACHS      Goldman Sachs Mid Cap Value Fund   Seeks long-term capital            Goldman Sachs Asset
VARIABLE                                              appreciation.                      Management, L.P.
INSURANCE TRUST
                   -------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) New Discovery Series --     Seeks capital appreciation.        Massachusetts Financial
INSURANCE TRUST    Service Class Shares                                                  Services Company
                   -------------------------------------------------------------------------------------------------


                      Not all of these Portfolios may be available in all states or in all markets.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable life insurance Policy. Such factors include:

                        (1) the investment objective of the Portfolio;

                        (2) the Portfolio's performance history;

                        (3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and

                        (4) the Portfolio's servicing agreement.

                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.


                      We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio under which the Portfolio, the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor for providing these services and, if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.10% to 0.35%. The Portfolios that pay a service fee to us are:

                        Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust):
                           Columbia Marsico Growth Fund, Variable Series (formerly, Nations Marsico Growth Portfolio) Columbia Marsico International Opportunities Fund, Variable Series (formerly, Nations Marsico International Opportunities Portfolio)

                        Eaton Vance Variable Trust:
                           VT Floating-Rate Income Fund
                           VT Worldwide Health Sciences Fund
                        Evergreen Variable Annuity Trust:
                           Evergreen VA Omega Fund -- Class 2
                        GE Investment Funds, Inc.
                           Total Return Fund -- Class 1 Shares
                        PIMCO Variable Insurance Trust
                           All Asset Portfolio -- Advisor Class Shares
                           High Yield Portfolio -- Administrative Class Shares Long-Term U.S. Government Portfolio --
                           Administrative Class Shares
                           Low Duration Portfolio -- Administrative Class Shares Total Return Portfolio -- Administrative Class Shares
                        The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.):
                           Jennison Portfolio -- Class II
                           Jennison 20/20 Portfolio -- Class II
                           Natural Resources Portfolio -- Class II.

                      The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.05% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, FAM Variable Series Funds, Inc., Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable

                      Portfolios I, Inc., Legg Mason Partners Variable Portfolios II, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Van Kampen Life Investment Trust. See the "Fee
                      Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.


VOTING RIGHTS
                      As required by law, we will vote shares of the Portfolios held in the Subaccount attributable to you at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no timely instructions are received in the same proportion to those that are received.

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to the Separate Account described in this prospectus and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with the Policy. See the "Charges and Deductions" provision in this prospectus.

                      Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a year. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence with respect to that portion of the assets in the Guarantee Account represented by that particular allocation.

                      The initial interest rate guarantee period for any allocation will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. If you allocate assets to the Guarantee Account, such assets will earn interest monthly at an annual effective rate of at least 4%.

                      We will notify owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at the time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision in this prospectus. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

                      To the extent permitted by law we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we first issued the Policy, and to credit additional interest on premium payments and assets allocated to the Guarantee Account participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging" provision of this prospectus. Dollar Cost Averaging may not be available to all classes of Policies. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center to determine the interest rate guarantee periods currently being offered.

Charges and Deductions

                      This section describes the charges and deductions we make under the Policy to compensate for the services and benefits we provide, costs and expenses we incur, and risks we assume. We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distribution expenses.

MONTHLY
DEDUCTION
                      We take a monthly deduction on the Policy Date and on each Monthly Anniversary Date. The monthly deduction for each Policy consists of:

                         . the cost of insurance charge;

                         . the mortality and expense risk charge;

                         . the premium tax recovery charge;

                         . the distribution expense charge; and

                         . the administrative expense charge.

                      We will deduct the monthly deduction from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions or if the assets in any Subaccount and/or Guarantee Account you specified are inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from all your assets in the Investment Options.

COST OF
INSURANCE
                      The cost of insurance charge is a significant charge under your Policy because it is the primary charge for the Death Benefit we provide you. The guaranteed maximum cost of insurance charge depends on a number of factors (age, gender, Policy duration, and risk class) that can cause the guaranteed charge under the Policy to vary from Policy to Policy and from Monthly Anniversary Date to Monthly Anniversary Date. We will determine the risk class (and therefore the rates) separate for the initial Specified Amount and for any increase in Specified Amount that requires evidence of insurability.

                      Currently, the cost of insurance charge is 0.05% of your assets in each Subaccount and in the Guarantee Account if your Policy is a single life Policy, which is also equal to an annualized rate of 0.65%. Currently, the cost of insurance charge is 0.03% of your assets in each Subaccount and in the Guarantee Account if your Policy is a joint and last survivor Policy, which is equal to an annualized rate of 0.35%.

                      The maximum guaranteed charges for the cost of insurance are based upon your net amount at risk on each Monthly Anniversary Date. The net amount at risk is affected by factors such as the amount and timing of premium payments, Subaccount investment performance, fees and charges assessed, partial surrenders, Policy loans, changes to the face amount and the Death Benefit.

                      We calculate your guaranteed maximum cost of insurance charge (when calculating any amount other than the current cost of insurance charge amount) for a particular Policy month by multiplying your net amount at risk by the applicable cost of insurance rate. (The net amount at risk is your Death Benefit minus your Account Value.) The Statement of Additional Information contains more information about how we calculate the cost of insurance charge.

                      The guaranteed maximum cost of insurance rate for an Insured is based on his or her age, gender, Policy duration and applicable risk. We currently place Insureds in a male or female or unisex risk class (where appropriate and under applicable law) when we issue the Policy, based on our underwriting.

                      The original risk class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different risk class may apply to the increase, based on an Insured's circumstances at the time of the increase.

                      We may vary the cost of the insurance rates from time to time at our sole discretion, but we guarantee that the rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on the Insured's age next birthday at the start of the Policy year. For a joint and last survivor Policy, the maximum cost of insurance rates are based on the age(s) nearest birthday of both Insureds at the start of the Policy year. Modifications to cost of insurance rates are made for risk classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies and depend on our expectation of future experience with respect to mortality, interest, expenses, persistency and taxes. A change in rates will apply to all persons of the same age, gender (where applicable) and risk class and whose Policies have been in effect for the same length of time.

                      We will deduct the cost of insurance charge as part of your monthly deduction from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions, or if the assets in any Subaccount and/or Guarantee Account you specified are inadequate to pay the required charges, we will deduct the cost of insurance charge on a pro rata basis from all your assets in the Investment Options. The monthly deduction for the cost of insurance charge will end on the Policy Anniversary Date on which the Insured under a single life Policy or the younger Insured under a joint and last survivor Policy reaches Attained Age 100.

MORTALITY AND
EXPENSE RISK
CHARGE
                      We currently deduct monthly a mortality and expense risk charge at an effective annual rate of 0.70% of the unloaned assets in the Subaccounts through the first 10 Policy years. A mortality and expense risk charge is deducted monthly at an effective annual rate of 0.35% of the unloaned assets in the Subaccounts after the first 10 Policy years. This charge is not deducted from any assets you have allocated to the Guarantee Account. We will not increase this charge for the duration of your Policy.

                      We will deduct the mortality and expense risk charge as a part of your monthly deduction from the Subaccounts based on your written instructions. If you do not provide us with written instructions, or if the assets in any Subaccount you specified are inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from all your assets in the Subaccounts.

                      The mortality risk we assume is the risk that Insured(s) may live for a shorter period of time than estimated and, therefore, a greater amount of Death Benefit proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

PREMIUM TAX
RECOVERY CHARGE
AND DISTRIBUTION
EXPENSE CHARGE
                      For 10 years after each premium payment, we deduct a premium tax recovery charge equal to an annual rate of 0.20% (.0167% monthly) of the portion of the assets in the Separate Account attributable to each premium payment, and a distribution expense charge equal to an annual rate of 0.30% (.025% monthly) of that portion of the assets in the Separate Account attributable to each premium payment.

                      We will deduct the premium tax recovery charge and the distribution expense charge on a monthly basis from the Subaccounts based on your written instructions. If you do not provide us with written instructions, or if the assets in any Subaccount you specified are inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from all your assets in the Subaccounts.

                      The premium tax recovery charge is deducted to help cover costs associated with Federal, state and local premium taxes assessed against the Policies. The distribution expense charge is deducted to help cover expenses associated with the marketing and the sales of the Policies.

ADMINISTRATIVE
EXPENSE CHARGE

                      We currently deduct monthly an administrative expense charge at an effective annual rate of 0.40% of the unloaned assets in the Subaccounts and/or the Guarantee Account. The minimum monthly deduction for the administrative expense charge is $8.00.

                      We will deduct the administrative expense charge as part of your monthly deduction, from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions, or if the assets in any Subaccount and/or Guarantee Account you specified are inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from all your assets in the Investment Options.

                      We assess this charge to compensate us for the expenses related to the issuance and maintenance of the Policies. The risk we assume is that the cost to issue and maintain the Policies will be greater than estimated and therefore, will exceed the administrative expense charge limits set by the Policies.

SURRENDER
CHARGE
                      If you fully surrender your Policy within 7 years of the initial premium payment, we will deduct a surrender charge. This surrender charge is also sometimes called a "deferred sales load." The charge compensates us for expenses incurred in issuing the Policy and face amount increases and for the recovery of acquisition costs.

                      The total surrender charge will equal a percentage of the initial premium payment you made under the Policy. For purposes of this charge, we deem the initial premium payment to be made on the Policy Date; therefore, one year elapses on each Policy Anniversary. We show the schedule of surrender charge percentages below:

                      Policy Years Since    Surrender Charge
                    Initial Premium Payment    Percentage
                    ----------------------------------------
                               0                  6.0%
                               1                  5.5%
                               2                  4.5%
                               3                  3.5%
                               4                  3.0%
                               5                  2.0%
                               6                  1.0%
                           7 or more              0.0%
                    ----------------------------------------

                      For a joint and last survivor Policy, the surrender charge may be lower if required by state non-forfeiture law.

                      We will deduct this surrender charge, along with any outstanding Policy Debt, from your Account Value to determine the amount payable upon surrender.

                      We do not assess surrender charges based on additional premium payments you make under the Policy. We also do not assess a surrender charge on partial surrenders, but do assess a processing fee.

PARTIAL
SURRENDER
PROCESSING FEE
                      If you take a partial surrender, we will assess a processing fee for partial surrenders equaling the lesser of $25 or 2% of the partial surrender. This amount may be taken from the amount of the partial surrender or from any remaining Account Value if there are enough assets remaining in your Account Value. If taken from your remaining Account Value, we will deduct the partial surrender processing fee from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions, or if the amount of assets in any Subaccount and/or Guarantee Account you specified is inadequate to pay the required charges, we will deduct the partial surrender processing fee on a pro rata basis from all your assets in the Investment Options. We will not permit a partial surrender that would reduce your Account Value below $25,000 at the time of the partial surrender.

OTHER CHARGES
                      Upon written request, we will provide a projection of illustrative future life insurance and Account Value proceeds. We reserve the right to charge a maximum fee of $25 for the cost of preparing the illustration.

                      There are deductions from and expenses paid out of the assets of each Portfolio that are more fully described in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a transfer charge of $10 for each transfer. We currently do not asses a transfer charge.

REDUCTION OF
CHARGES FOR
GROUP SALES
                      We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. The Statement of Additional Information contains additional information about these reductions including the bases upon which such reductions will be given.

The Policy

                      The Policy is a flexible premium single life and joint and last survivor variable life insurance policy. We issue the Policy either on the life of a single Insured or the lives of two Insureds on a joint and last survivor basis. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state where we issue your Policy. We will include any such differences in your Policy.

APPLYING FOR A
POLICY
                      To purchase a Policy, you must complete an application and you or your financial representative must submit it to us at our Variable Life Service Center. You also must pay an initial premium of a sufficient amount. See the "Premiums" provision of this prospectus. The minimum initial premium is $25,000. You can submit your initial premium with your application or at a later date. If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. See the "Allocating Premiums" provision of this prospectus. Coverage generally becomes effective as of the Policy Date.

                      Generally, we will issue a Policy covering a single Insured up to age 90 and on a joint and last survivor basis covering Insureds from age 20 up to age 90. Evidence of insurability must satisfy our underwriting requirements before we will issue a Policy. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may, in our sole discretion, issue a Policy covering an Insured over age
                      90. We may reject an application for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      If we do not receive the full premium with your application, the insurance will become effective on the Valuation Day we receive your full premium and we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.

                      If full premium is accepted with the application, the Temporary Insurance Application and Agreement must be completed, signed, and returned to us with the application and you should keep a copy. The Temporary Insurance Application and Agreement guidelines limit availability of temporary insurance to proposed insured(s) between the ages of 15 days and 70 years and who answer "No" to all questions on the Temporary Insurance Application and Agreement.

                      Temporary insurance begins on the date the Temporary Insurance Application and Agreement is signed. The coverage will automatically end and the entire amount remitted with the application will be returned without interest to or for the benefit of you on the earliest of the following dates:

                        (1) the date you withdraw the application;

                        (2) 45 days after the date of the Temporary Insurance
                            Agreement if we have not received a properly completed and signed Application -- Part II - Medical History and all medical examinations and tests required by us as set forth in our Initial Submission Guidelines;

                        (3) the date we send notice to you at the address shown
                            in the Application that we have declined to issue the Policy; and

                        (4) 90 days after the date of the Temporary Insurance
                            Agreement.

                      Temporary Insurance will also end on the date when insurance takes effect under the Policy, at which point the amount remitted will be applied to the Policy.

OWNER
                      "You" or "your" refers to the owner. You may also name contingent owners. You have rights in the Policy during the Insured's lifetime under a single life Policy and during the lifetimes of both Insureds under a joint and last survivor Policy. If you die before an Insured and there is no contingent owner, ownership will pass to your estate.

                      We will treat joint owners as having equal undivided interests in the Policy. All owners must exercise any ownership rights in the Policy together. If the last surviving joint owner dies before the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy and there is no contingent owner, ownership will pass to your estate.

BENEFICIARY
                      You designate the primary beneficiary(ies) and contingent beneficiary(ies) when you apply for the Policy. You may name one or more primary beneficiary(ies) or contingent beneficiary(ies). We will pay the Death Benefit proceeds to the surviving primary beneficiary(ies), if any (or surviving contingent beneficiary(ies) if there are no surviving primary beneficiary(ies)), in equal shares, unless you request otherwise.

                      Unless an Optional Payment Plan is chosen, we will pay the Death Benefit proceeds in a lump sum to the primary beneficiary(ies). If the primary beneficiary(ies) dies before the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy, we will pay the Death Benefit proceeds to the contingent beneficiary(ies). If there is no surviving beneficiary(ies) we will pay the Death Benefit proceeds to you or your estate.

CHANGING THE
OWNER OR
BENEFICIARY(IES)
                      During an Insured's life, you may change the owner. You may change the beneficiary(ies) during an Insured's life, unless a beneficiary was designated as an irrevocable beneficiary. To make this change, please write our Variable Life Service Center. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request. If the request is undated, the change will take effect the first business day received in our Variable Life Service Center. The change will be subject to any payment we make before we record the change. Changing the owner may have adverse tax consequences.


CANCELING A
POLICY
                      You may cancel your Policy during the "free-look period" by returning it to us at our Variable Life Service Center. The free-look period expires 10 days after you receive the Policy, or longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it has never been issued. Within 7 calendar days after we receive the returned Policy, we will refund an amount equal to the sum of all premiums paid for the Policy, minus any partial surrenders or unpaid loans taken or other amounts as required under state law.

Premiums


GENERAL
                      When you purchase the Policy, you pay a single premium. The premium sufficient to fund a Policy depends on a number of factors such as the age, gender (where applicable), and risk class of a proposed Insured, the desired Specified Amount, any supplemental benefits, investment performance of the Subaccounts and interest credited under the Guarantee Account. The minimum initial premium is $25,000. See the "Fee Tables" for additional information on fees and charges associated with this Policy.

                      After you pay the initial premium, you may make additional premium payments under this Policy under limited circumstances. We will credit any subsequent premium payment to your Policy on the Valuation Day we receive the payment at our Variable Life Service Center. Additional premium payments must be at least $1,000. You may make additional premium payments to this Policy:


                         . when increasing the Specified Amount;

                         . to prevent termination under the Policy; and

                         . at your discretion provided the total of all
                           premiums does not exceed the limitation shown on your Policy Data pages.


                      We will treat any additional premium payments you make first as the repayment of any outstanding Policy Debt. The portion of the premium payment used to repay Policy Debt in this manner is not used for any of the purposes described above. We will treat the portion of the premium payment in excess of any outstanding Policy Debt as an additional premium payment that can be used for the above purposes.


                      If the Surrender Value of your Policy is insufficient to pay the monthly deduction when due, a grace period will begin (unless your Continuation of Coverage Rider is in force and all requirements are satisfied). There is a risk that if partial surrenders, loans, and monthly deductions reduce your Surrender Value to an amount insufficient to cover Policy charges and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could lapse (unless the Continuation of Coverage Rider is in force). In that case, you will have a 61 day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will cease, and you will receive no benefits. After termination, you may reinstate your Policy within three years subject to certain conditions. See the "Termination" provision of this prospectus.

                      The Statement of Additional Information contains additional information with regard to the circumstances in which subsequent premium payments may be made.

                      It is anticipated that most Policies issued will be Modified Endowment Contracts. A Modified Endowment Contract is a life insurance policy that fails the "7 Pay" premium requirement established by the Technical and Miscellaneous Revenue Act of 1988 ("TAMRA").

                      When you apply for the Policy, the total premium must equal the Guideline Single Premium Test determined by the Code for the Policy's Specified Amount. The relationship between the Guideline Single Premium Test and the Specified Amount depends on the age, gender (where applicable), and risk class of the Insured(s). The Statement of Additional Information contains additional information about the Guideline Single Premium Test and determining the Specified Amount.

TAX-FREE
EXCHANGES
(1035 EXCHANGES)
                      We will accept money from another policy as part of your initial premium, if that policy qualifies for a tax-free exchange under Section 1035 of the Code. If you contemplate such an exchange, you should consult a tax adviser to learn the potential tax effects of such a transaction. We will accept 1035 exchanges even if there is an outstanding loan on the other policy, so long as the outstanding loan is no more than 50% of the rollover premium. We may allow higher loan percentages. Replacing your existing coverage with this Policy may not be to your advantage.

                      If the policy you exchange is not a Modified Endowment Contract, the Policy we issue in exchange generally will not be a Modified Endowment Contract, unless in some circumstances, you pay additional premiums. If the policy you exchange is a Modified Endowment Contract, the Policy we issue in exchange will also be a Modified Endowment Contract.

ALLOCATING
PREMIUMS
                      When you apply for a Policy, you specify the percentage of your premium we allocate to each Subaccount and/or the Guarantee Account. You may only direct your premium and assets to 10 Subaccounts plus the Guarantee Account at any given time. You can change the future allocation percentages at any time by writing or calling our Variable Life Service Center (allocation percentages and how allocations are received are subject to certain limitations). The change will apply to all premiums we receive with or after we receive your instructions. Each premium allocation percentage must be a whole number totaling 100%.

                      Until we approve your application, receive all necessary forms including any subsequent amendments to the application, and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account. At Policy issue, we will allocate your premium to the Subaccounts and the Guarantee Account based on the allocation percentages you specified in your application.

How Your Account Value Varies

ACCOUNT VALUE
                      Your Account Value is the entire amount we hold under your Policy for you. The Account Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount, the Guarantee Account, and any amount held in the General Account to secure Policy Debt. We determine Account Value first on your Policy Date (or on the date we receive your initial premium payment, if later) and thereafter on each Valuation Day. We will not value Subaccount assets on days on which the New York Stock Exchange is closed for trading. Your Account Value will vary to reflect the performance of the Subaccounts and the interest we credited under the Guarantee Account to which you have allocated assets, and also will vary to reflect Policy Debt, charges for the monthly deduction, transfers, partial surrenders, and Policy Debt repayments. Your Account Value may be more or less than the premiums you paid and you bear the investment risk with respect to the amounts allocated to the Subaccounts.

SURRENDER VALUE
                      The Surrender Value on any Valuation Day is the Account Value reduced by:

                        (1) any surrender charge that we would deduct if you
                            surrendered the Policy that day; and

                        (2) any Policy Debt.

SUBACCOUNT
VALUES
                      On any Valuation Day, the value of a Subaccount equals the number of units we credit to the Policy multiplied by the Unit Value for that day. When you make allocations to a Subaccount, either by premium allocation, transfer of assets, transfer of Policy Debt, transfer of loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Subaccount. We determine the number of units by dividing the amount allocated, transferred or repaid to the Subaccount by the Unit Value for the Valuation Day when we effect the allocation, transfer or repayment. Amounts allocated to a Subaccount are credited to your Policy on the basis of the Subaccount Unit Value next determined after our receipt of your premium, transfer, or loan repayment (as the case may be).

                      The value of a Subaccount unit may increase or decrease to reflect the investment experience of the Portfolio in which the Subaccount invests, and may increase or decrease from one Valuation Day to the next. We determine a Subaccount's Unit Value by multiplying the net investment factor for that Valuation Period by the Unit Value for the immediately preceding Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of Separate Account charges.

                      Though the number of units will not change as a result of investment experience, the value of a unit may increase or decrease from Valuation Period to Valuation Period.


                      For more information, see the Statement of Additional Information.

Transfers

GENERAL
                      All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day, subject to certain conditions that are stated below. You may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Variable Life Service Center. There may be limitations placed on multiple requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.

TRANSFERS FROM
THE GUARANTEE
ACCOUNT TO THE
SUBACCOUNTS
                      We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The limited amount will not be less than any accrued interest on an allocation to the Guarantee Account plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation.

TRANSFERS FROM
THE SUBACCOUNTS
TO THE
GUARANTEE
ACCOUNT
                      We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS
AMONG THE
SUBACCOUNTS

                      All owners may submit 12 Subaccount transfers each calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Variable Life Service Center.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

                      In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

                        (1) a Dollar Cost Averaging program;


                        (2) a Portfolio Rebalancing program;


                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or

                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service.

                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests;

                        (2) the transfer would adversely affect Unit Values; or

                        (3) you attempt to make a transfer while the Policy is
                            in the grace period and there is no Account Value.

                      The affected Portfolio(s) determine whether items (1) or
                      (2) above apply.

                      We will treat all owners equally with respect to transfer requests.

TELEPHONE
TRANSACTIONS
                      All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling our Variable Life Service Center provided we receive written authorization at our Variable Life Service Center to execute such transactions prior to such request. Transactions that can be conducted over the telephone include, but are not limited to:

                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone instructions;

                        (2) confirming the telephone transaction in writing to
                            you or a third party you authorized; and/or

                        (3) tape recording telephone instructions.

                      We reserve the right to limit or prohibit telephone transactions.

                      We will delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Account Value may be affected since owners will not have access to their account.

CONFIRMATION OF
TRANSACTIONS
                      We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON
RELIABILITY
                      Please note that our telephone system may not always be available. Any telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Variable Life Service Center.

TRANSFERS BY
THIRD PARTIES
                      As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the Policy, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of those Portfolios share this position.

                      We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf;

                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.

                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;

                        (2) passwords and encrypted information;

                        (3) additional owner verification when appropriate; and

                        (4) recorded conversations.

                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON
FREQUENT
TRANSFERS
                      The Separate Account does not accommodate frequent transfers of Account Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the Policies (such as the beneficiaries) may be harmed.

                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccount" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

                      In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Unit Values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the Policy level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your Policy.


                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may impose redemption fees. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual Policy owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific Policy owner of units of the Subaccount that invests in that Portfolio, where such Policy owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any Policy owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the Policies should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.


                      Owners and other persons with material rights under the Policies also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the Policy owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the Unit Value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

                      We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST
AVERAGING
                      The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Guarantee Account to any combination of Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Policy). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program
                      by:

                        (1) completing a Dollar Cost Averaging agreement; or

                        (2) calling our Variable Life Service Center.

                      To use the Dollar Cost Averaging program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Guarantee Account with each transfer. If any transfer would leave less than $100 in the Investment Option from which transfers are being made, we will transfer the entire amount. The Dollar Cost Averaging program will start 30 days after we receive your premium payment and instructions, unless you specify an earlier date. Once elected, Dollar Cost Averaging remains in effect from the date we receive your request until the value of the Investment Option from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. See the "Premiums - Allocating Premiums" provision of this prospectus for a description of when this occurs.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

                      We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the Policy. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not considered a transfer for purposes of assessing a transfer charge, or for calculating the maximum number of transfers we may allow in a calendar year via telephone or facsimile. We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason.

PORTFOLIO
REBALANCING
                      Once you allocate your premium among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets to return to the percentages specified in your allocation instructions. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Variable Life Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your request until you instruct us to discontinue Portfolio Rebalancing.

                      There is no additional charge for using Portfolio Rebalancing, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, or for calculating any limit on maximum number of transfers we may impose in a calendar year via telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude certain Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss. Assets allocated to the Guarantee Account may not be used for Portfolio Rebalancing.

Death Benefit

                      As long as the Policy remains in force, we will pay the Death Benefit proceeds upon receipt by our Variable Life Service Center of satisfactory proof of the Insured's death (last surviving Insured for a joint and last survivor Policy). See the "Requesting Payments" provision of this prospectus. We will pay the Death Benefit proceeds to the named beneficiary(ies).

AMOUNT OF
DEATH BENEFIT
PAYABLE
                      The amount of Death Benefit payable equals:

                         . the Death Benefit proceeds;

                         . minus any Policy Debt on that date; and

                         . minus the premium that would have been required to
                           keep the Policy in force if the date of death occurred during a grace period.

                      If the Insured under a single life Policy, or the last surviving Insured under a joint and last survivor Policy, at his or her death is younger than Attained Age 100, the Death Benefit payable is the greater of the Specified Amount and the Account Value multiplied by the applicable corridor percentage.

                      If the Insured under a single life Policy, or the last surviving Insured under a joint and last survivor Policy, at his or her death is Attained Age 100 or older, the Death Benefit payable is the Account Value multiplied by the applicable corridor percentage.

                      Under certain circumstances, we may further adjust the amount of Death Benefit payable. See the "Incontestability," the "Misstatement of Age or Gender" and the "Suicide" provisions of this prospectus.

CHANGING THE
SPECIFIED AMOUNT
                      After a Policy has been in effect for one year, you may increase or decrease the Specified Amount, within certain limitations. To make a change, you must send your written request and Policy to our Variable Life Service Center for approval. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance.

                      Any change in the Specified Amount will affect the maximum premium limitation. We will not permit a decrease in Specified Amount if that amount is below the amount necessary to meet the Guideline Single Premium Test.

                      If a decrease in Specified Amount is permitted, the decrease will become effective on the Monthly Anniversary Date after the date we receive the request. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the Continuation Period, we will not allow a decrease unless the Account Value less any Policy Debt is greater than the surrender charge. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when we issued it. A decrease may cause us to assess a surrender charge and may require us to pay excess Account Value.

                      To apply for an increase in Specified Amount, you must complete a supplemental application and submit evidence of insurability satisfactory to us. Any approved increase will become effective on the date shown in the supplemental Policy data page. Please note that an increase will not become effective if the Policy's Surrender Value is too low to cover the monthly deduction for the Policy month following the increase. We will not permit an increase in Specified Amount if the amount of premium necessary for that increase is less than $1,000.

                      Partial surrenders will reduce the Specified Amount in proportion to the amount the partial surrender reduces the Account Value.

                      As most Policies are Modified Endowment Contracts as described under Section 7702A of the Code, a change in your Specified Amount will likely have adverse Federal tax consequences. See the "Tax Considerations" provision of this prospectus.

Surrenders and Partial Surrenders

SURRENDERS
                      You may cancel and surrender your Policy at any time before the Insured dies under a single life Policy or the last Insured dies under a joint and last survivor Policy. The Policy will terminate on the Valuation Day we receive your request at our Variable Life Service Center. If you cancel and surrender your Policy, you will not be able to reinstate the Policy.

                      We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy during the first 7 Policy years after the Policy Date. See the "Surrender Charge" provision of this prospectus. A surrender may have adverse tax consequences. See the "Tax Considerations" provision of this prospectus.

PARTIAL
SURRENDERS
                      After the first Policy year, you may take one partial surrender each Policy year. The minimum partial surrender amount is $1,000. The maximum partial surrender amount is the lesser of:

                        (i) the Surrender Value less $1,000; or

                       (ii) the available loan amount.

                      We will not permit a partial surrender that would reduce the Account Value below $25,000 at the time of the partial surrender.

                      We will deduct a processing fee from each partial surrender equal to the lesser of $25 or 2% of the amount partially surrendered. See the "Charges and Deductions -- Partial Surrender Processing Fee" provision of this prospectus. The amount of the partial surrender will equal the amount you requested to surrender adjusted for any processing fee. No surrender charge will apply.

                      When you request a partial surrender, you can direct how we deduct the partial surrender from your Account Value. If you provide no directions we will deduct the partial surrender on a pro-rata basis from among the Investment Options in which you have allocated assets.

                      State law requires that we reserve the right to defer payments from the Guarantee Account and/or General Account for a partial or total surrender for up to six months from the date we receive your request for payment.

EFFECT OF PARTIAL
SURRENDERS
                      A partial surrender will reduce the Account Value by the amount of the partial surrender. The Specified Amount will be reduced in proportion to the amount the partial surrender reduces the Account Value. Because most Policies described by this prospectus are Modified Endowment Contracts, a partial surrender will likely have adverse tax consequences. See the "Tax Considerations" provision of the prospectus, as well as the Statement of Additional Information, for additional information.

Loans

GENERAL
                      You may borrow up to 90% of the difference between your Account Value at the end of the Valuation Period during which we received your loan request and any surrender charges on the date of the loan, less any outstanding Policy Debt.

                      The minimum Policy loan is $1,000. You may request a Policy loan by writing to our Variable Life Service Center.

                      When we make a loan, we transfer an amount equal to the loan proceeds from your Account Value in the Separate Account to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make the transfer on a pro-rata basis from each Subaccount in which you are invested. We will take any remaining collateral from your assets in the Guarantee Account, starting with the amounts that have been in the Guarantee Account for the longest period of time. We will credit interest at an annualized effective rate of at least 4% on that collateral.

                      We may charge and credit different rates on Policy debt depending on your Policy year and whether we are loaning a portion of premiums paid (non-preferred) or earnings (preferred).

                      On the non-preferred portion of your loan, we currently credit interest at an annualized effective rate of 4.0% on collateral corresponding to Policy Debt and charge interest daily at an annualized effective rate of 6.0% on outstanding Policy Debt. On the preferred portion of your loan after the first Policy year, we currently credit interest at an annualized effective rate of 4.0% on collateral corresponding to Policy Debt and charge interest daily at an annualized effective rate of 4.0% on outstanding Policy Debt, essentially providing a Policy loan without an interest charge.

                      We transfer Account Value equal to the amount of the loan into a Loan Account where you will receive an interest credit.

                                             Non-Preferred Loan Rate  Preferred
                                                All Policy Years      Loan Rate
                                              (Preferred Loan Rate   Policy Year
                                                1st Policy Year)     2 and Later
   -----------------------------------------------------------------------------
   Guaranteed Maximum Interest Rate Charged            6.0%              4.0%
   Guaranteed Minimum Interest Rate Credited           4.0%              4.0%
   -----------------------------------------------------------------------------
   Guaranteed Net Cost                                 2.0%              0.0%
   -----------------------------------------------------------------------------

                      Loans reduce the Account Value, the Surrender Value and the Death Benefit proceeds and may cause the Policy to lapse if not repaid.

                      Interest is due and payable at the end of each Policy year while a Policy loan is outstanding. If, on any Policy anniversary, you have not paid interest accrued since the last Policy anniversary, we add the amount of interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Investment Option on a pro-rata basis.

REPAYMENT OF
POLICY DEBT
                      You may repay all or part of your Policy Debt at any time while an Insured is living and the Policy is in effect. We will treat any unscheduled premium payments by you (other than the initial premium) first as the repayment of any outstanding Policy Debt. We will treat the portion of the payment in excess of any outstanding Policy Debt as an additional premium payment, if permissible under the Policy. See the "Premiums" provision of this prospectus.

                      When you repay a loan, we transfer an amount equal to the repayment from our General Account to the Separate Account and/or the Guarantee Account and allocate it as you directed when you repaid the loan. If you provide no directions, we will allocate the amount according to your standing instructions for premium allocations.

                      You must send loan repayments to our Variable Life Service Center. We will credit the repayments as of the Valuation Day we receive them at our Variable Life Service Center.

EFFECT OF POLICY
LOANS
                      A Policy loan impacts the Policy, because we reduce the Death Benefit proceeds and Surrender Value under the Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the Death Benefit proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. The amount held as collateral is not affected by the Separate Account's investment performance. Amounts transferred from the Separate Account as collateral will affect the Account Value, whether or not the loan is repaid, because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Separate Account.

                      There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have adverse tax consequences. See the "Tax Considerations" provision of this prospectus and the Statement of Additional Information.

                      We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Account Value, less applicable surrender charges. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

                      If a Policy is issued as a Modified Endowment Contract and a loan is taken from the Policy, the amount of the loan, together with any unpaid interest included in Policy Debt, will be taxed in the same manner as a partial surrender.

Termination

PREMIUM TO
PREVENT
TERMINATION
                      Generally, if on a Monthly Anniversary Date, (unless your Continuation of Coverage Rider is in effect and all requirements are satisfied) the Surrender Value of your Policy is too low to cover the monthly deduction, a grace period will begin. In that case, we will mail you notice of the premium necessary to prevent your Policy from terminating. You will have a 61 day grace period from the date we mail the notice to make the required premium payment.

                      So long as there is outstanding Policy Debt, we will treat that portion of any payment received during the grace period that is less than or equal to the amount of the Policy Debt as a repayment of Policy Debt and not as an additional premium payment. If we treat a payment as a repayment of outstanding Policy Debt, we will transfer the assets held in our General Account (as collateral for Policy Debt being repaid) into the Separate Account and/or the Guarantee Account, which increases the Surrender Value of the Policy, thereby preventing Policy termination.

GRACE PERIOD
                      If the Insured under a single life Policy, or both Insureds under a joint and last survivor Policy, should die during the grace period before you pay the required premium, the Death Benefit proceeds will still be payable to the beneficiary(ies), although we will reduce the amount of the Death Benefit payable by the amount of premium that would have been required to keep the Policy in force. If you have not paid the required premium before the grace period ends, your Policy will terminate. If the Policy terminates, the Policy will have no value and no benefits will be payable. However, you may reinstate your Policy under certain circumstances. See the Statement of Additional Information for more information about the grace period.

REINSTATEMENT
                      If you have not surrendered your Policy, you may reinstate your Policy within three years after termination, provided you meet certain conditions, including the payment of necessary premium and submission of satisfactory evidence of insurability. See your Policy and the Statement of Additional Information for further information.

CONTINUATION OF
COVERAGE RIDER
                      If you have a Continuation of Coverage Rider, and it is in force and if there is no outstanding Policy Debt, your Policy will not terminate regardless of the investment performance of your Subaccounts. If there is outstanding Policy Debt, the Continuation of Coverage Rider will terminate on the Monthly Anniversary Date on which outstanding Policy Debt exceeds the Account Value, less any applicable surrender charge. In this event, your Policy may lapse unless you pay the amount of premium required to keep your Policy in force. See the "Premium to Prevent Termination" provision in this prospectus.

                      This rider will automatically terminate on the Policy anniversary on which the Insured for a single Life Policy or the younger Insured for a joint and last survivor Policy reaches Attained Age 100, unless you elect to continue it. We will provide you with notice and a form to make such an election 90 days prior to this date. If you elect to continue the rider, we will require you to transfer any assets in the Separate Account to the Guarantee Account. If you transfer any assets from the Guarantee Account back into the Separate Account or if you allocate any additional premium payment to the Separate Account, the rider will terminate despite your previous election.

                      If the Continuation of Coverage Rider is terminated for any reason, it cannot be reinstated. The Continuation of Coverage Rider may not be available in all states or in all markets. However, if it is available in your state or market it will be included with your Policy for no additional charge.

Requesting Payments

                      You may send your written requests for payment to our Variable Life Service Center or give them to one of our authorized agents for submission to our Variable Life Service Center. We will ordinarily pay any Death Benefit proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within 7 days after receipt of your written request at our Variable Life Service Center of all the documents required for such payment. Other than the Death Benefit proceeds, the amount we pay is as of the end of the Valuation Period during which our Variable Life Service Center receives all required documents. Death Benefit proceeds are determined as of the Valuation Day (or the next Valuation Day if death occurs on a non-Valuation Day) of the Insured's death under a single life Policy or the last surviving Insured's death under a joint and last survivor Policy. We may pay the Death Benefit proceeds in a lump sum or under an Optional Payment Plan. See the "Optional Payment Plans" provision of this prospectus and the Statement of Additional Information.

                      In most cases, when we pay Death Benefit proceeds in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary(ies) directly in the
                            form of a check; or


                        (2) by establishing an interest bearing account called
                            the "Secure Access Account" for the designated beneficiary(ies) in the amount of Death Benefit proceeds payable.

                      When establishing the Secure Access Account we will send the beneficiary(ies) a checkbook within seven days after we receive all the required documents, and the beneficiary(ies) will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit proceeds payable. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the beneficiary(ies) with regard to the form of Death Benefit payment, we will automatically establish the Secure Access Account.


                      Any Death Benefit proceeds that we pay in one lump sum will include interest from the date of death to the date of payment. We will credit interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may credit is 2.5%. We will not credit interest beyond one year or any longer time set by law. We will reduce Death Benefit proceeds by any outstanding Policy Debt and any due and unpaid charges and will increase Death Benefit proceeds by any benefits added by rider.

                      We also may defer making payments attributable to a check or draft that has not cleared the bank on which it is drawn.

                      State law requires that we reserve the right to defer payments from the Guarantee Account and/or General Account for a partial surrender, surrender or payment of the Death Benefit proceeds for up to six months from the date we receive your request for payment.

                      If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any transfers, requests for surrenders, partial surrenders, loans or death benefits, until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

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


Tax Considerations

INTRODUCTION
                      This part of the prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain and may vary with your particular circumstances.

                      This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax adviser about the application of the tax rules and regulations to your individual situation.

MODIFIED
ENDOWMENT
CONTRACTS
                      In 1988, Congress passed the Technical and Miscellaneous Revenue Act of 1988 ("TAMRA"), just one of several Acts passed in the 1980s regarding life insurance. TAMRA, in particular, prevented Policy owners from paying large single premiums to purchase life insurance and then borrowing the cash value, tax-free. Consequently, a Policy with premiums paid in excess of amounts established by TAMRA within the first seven-years of a Policy, (known as the "7-pay Test") became a Modified Endowment Contract.


                      A Modified Endowment Contract is a type of life insurance contract described by Section 7702A of the Code. To qualify as life insurance, a Policy must meet the Guideline Single Premium or the Guideline Level Premium test of Section 7702 of the Code that defines the maximum premiums that can be paid into a Policy. To qualify as life insurance, the sum of all premiums paid cannot be greater than the Guideline Single Premium or cumulative Guideline Level Premium.


                      The 7-pay Test established by TAMRA states that the TAMRA premium be calculated as to endow the Policy based on the guaranteed interest rate and the statutory reasonable cost of insurance. If the owner pays total premiums that exceed the cumulative TAMRA premium within the first 7 Policy years, the Policy is deemed a Modified Endowment Contract and is subject to different taxation rules than a traditional life insurance policy, i.e., a policy that is not a Modified Endowment Contract. Because most Policies issued as described by this prospectus are paid by single premium and have minimum premium requirements, most Policies issued constitute a Modified Endowment Contract as described above.

                      You should know that whenever you increase coverage or add a new rider, a new 7-year period for purposes of the 7-pay Test established by TAMRA begins. Also, certain decreases in coverage may cause a Policy to become a Modified Endowment Contract.

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



SPECIAL RULES
FOR MODIFIED
ENDOWMENT
CONTRACTS
                      Tax treatment of Modified Endowment Contracts. If a Policy is a Modified Endowment Contract, the following special rules apply:

                         . a partial surrender will be taxable to you to the
                           extent that your Account Value exceeds your investment in the Policy (traditional life insurance policies generally are taxed to the extent the amount of the surrender exceeds the "investment in the contract");

                         . a loan from the Policy (together with any unpaid
                           interest included in Policy Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial surrender (loans taken on traditional life insurance policies are generally not taxed while the policy remains in force).

                      A penalty tax of 10% will be imposed on the taxable amount of any full or partial surrender, loan and unpaid loan interest included in Policy Debt, assignment, or pledge. However, the penalty tax does not apply to a distribution made:

                        (1) after you reach age 59 1/2;

                        (2) because you have become disabled, within the
                            meaning of the Code; or

                        (3) in substantially equal periodic payments (not less
                            frequently than annually) made over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary(ies), within the meaning of the Code).

                      Special rules if you own more than one Modified Endowment Contract. All Modified Endowment Contracts that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.

                      Interpretative issues. The tax law's rules relating to Modified Endowment Contracts are complex and open to considerable variation in interpretation. You should consult your tax adviser before making any decisions regarding changes in coverage under or distributions from your Policy.

TAX STATUS OF
LIFE INSURANCE
POLICIES
                      Federal income tax law generally grants favorable treatment to life insurance (including life insurance policies that are Modified Endowment Contracts); the proceeds paid on the death of the Insured (or last surviving Insured for the joint and last survivor Policies) are generally excluded from the gross income of the beneficiary, and the owner is not taxed on increases in the Account Value unless amounts are distributed while the Insured (or last Insured for a joint and last survivor Policy) is alive. For this treatment to apply to your Policy, the premiums paid for your Policy must not exceed limitations established by the tax law. For further information, please see the "Special Rules for Modified Endowment Contracts" provision of this prospectus and the Statement of Additional Information.

                      For your Policy (including one issued as a Modified Endowment Contract) to receive treatment as life insurance under the Code, two other requirements must be met:

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and

                         . your right to choose particular investments for a
                           Policy must be limited.

                      Investments in the Separate Account must be diversified. The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of the Portfolios in which the Separate Account invests, are "adequately diversified." If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.


                      Although we do not control the investments of all of the Portfolios, we expect that the Portfolios will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."


                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policy, we believe that the owner of a Policy should not be treated as the owner of the separate account assets. We reserve the right to modify the Policy to bring it in conformity with applicable standards should such modifications be necessary to prevent an owner of the Policy from being treated as the owner of the underlying separate account assets. However, there is no assurance such efforts would be successful.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy.

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




                      Death Benefit proceeds and Account Value increases. A Policy's treatment as life insurance for Federal income tax purposes generally has the following results:

                         . Death Benefit proceeds are excludable from the gross
                           income of the beneficiary;


                         . you are not taxed on increases in the Account Value
                           unless amounts are distributed (or deemed distributed) from the Policy while the Insured (or last surviving Insured) is alive;

                         . the taxation of amounts distributed (or deemed
                           distributed) while the Insured(s) is alive depends upon whether your Policy is a Modified Endowment Contract.


                      Accelerated Benefit Rider. Your Policy may contain an Accelerated Benefit Rider, which provides you with access to a portion of the Death Benefit if the Insured becomes terminally ill. The accelerated benefit payment should be treated in the same manner as Death Benefit proceeds for tax purposes, meaning that it generally will be excludable from gross income. But if the Insured under the Policy is an officer, director, or employee of the owner of the Policy, or is financially interested in the trade or business of the owner, the payment would be taxable in part.

CONSIDERATIONS
WHERE INSURED
LIVES PAST
AGE 100
                      If the Insured survives (or last surviving Insured for joint and last survivor Policies) beyond age 100, the IRS may seek to deny the tax-free treatment of the Death Benefit proceeds and instead seek to tax you on the amount by which your Account Value exceeds your "investment in the contract." Because we believe the Policy continues to meet the Federal tax definition of life insurance beyond age 100, we have no current plans to withhold or report taxes in this situation.

1035 EXCHANGES
                      The right to change owners and changes reducing future amounts of Death Benefit proceeds may have tax consequences depending upon the circumstances of each change. The exchange of one life insurance policy for another life insurance policy generally is not taxed (unless cash is distributed or a loan is reduced or forgiven). However, the insured under the new policy must be the same as the insured under the exchanged policy. Thus, for example, where this Policy is issued covering more than one Insured, the other life insurance policy involved in the exchange generally must also cover the same two Insureds.

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




INCOME TAX
WITHHOLDING
                      We may be required to withhold and pay to the IRS a part of the taxable portion of each distribution made under a Policy. However, in many cases, you may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

                      Tax Shelter Regulations. Prospective owners that are corporations should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to corporate tax shelters.

                      Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy under the federal corporate minimum tax, if the owner is subject to that tax.


TAX STATUS OF
THE POLICY
                      The Policies described by the prospectus are designed to comply with the tax law's Guideline Single Premium Test. Consequently, favorable tax treatment will apply to your Policy only if the premiums paid for your Policy do not exceed a limit established by the tax law. An increase or decrease in the Policy's Specified Amount may change this premium limit. Also, a Minimum Death Benefit requirement must be satisfied. Due to the coverage of more than one Insured under the joint and last survivor Policy, there is some uncertainty about how the tax law's limit on premiums should be calculated. As a result, it is possible that a joint and last survivor Policy may exceed the applicable limits, particularly if you pay the full amount of premium permitted under the Policy. We may need to return a portion of your premiums, with earnings thereon, and impose higher cost of insurance charges (not exceeding those guaranteed) in the future. We will monitor the premiums paid for your Policy to keep them within the tax law's limit.

                      If your Policy is not a Modified Endowment Contract, you will generally pay tax on the amount of a partial or full surrender only to the extent it exceeds your "investment in the contract." In a few states, a maturity value will be paid. Maturity proceeds will be taxable to the extent the amount received plus Policy Debt exceeds the "investment in the contract." You will be taxed on these amounts at ordinary income tax rates, not at lower capital gains tax rates. Your "investment in the contract" generally equals the total of the premiums paid for your Policy plus the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy that you did not include in your income.

SPECIAL RULE FOR
CERTAIN CASH
DISTRIBUTIONS IN
THE FIRST 15
POLICY YEARS
                      During the first 15 years after your Policy is issued, if we distribute cash to you and reduce the Death Benefit proceeds (e.g., by decreasing the Policy's Specified Amount), you may be required to pay tax on all or part of the cash payment, even if it is less than your "investment in the contract." This also may occur if we distribute cash to you up to two years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Account Value exceeds your "investment in the contract."

LOANS
                      If your Policy terminates (by a full surrender or by a lapse) while the Insured (or last surviving Insured for joint and last survivor Policies) is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received due to partial surrenders exceeds your investment in the Policy.

                      Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax adviser should be consulted before taking any Policy loan.

LOSS OF INTEREST
DEDUCTION WHERE
POLICIES ARE HELD
BY OR FOR THE
BENEFIT OF
CORPORATIONS,
TRUSTS, ETC.
                      If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the beneficiary(ies) of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of an individual who is:

                         . a 20% owner of the entity; or

                         . an officer, director, or employee of the trade or
                           business, at the time first covered by the Policy.

                      This rule also does not apply to a Policy owned by an entity engaged in a trade or business which covers the joint lives of an owner who is a 20% owner of the entity and the owner's spouse at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be a beneficiary(ies) under a Policy, should consult a tax adviser.


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




TAX STATUS OF
THE COMPANY
                      Under existing Federal income tax law, we do not expect to incur any Federal income tax liability on the income or gains in the Separate Account. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by the Separate Account, we may impose a charge for those taxes.

                      We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to the Separate Account.

CHANGES IN THE
LAW AND OTHER
CONSIDERATIONS
                      The transfer of the Policy or designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. This prospectus does not address these issues.

                      This discussion is based on our understanding of the Federal income tax law existing on the date of this prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a tax adviser.

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


Sale of the Policies


                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the Policies. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the Policies, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.


                      Capital Brokerage Corporation was organized as a corporation under the laws of the State of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

                      Capital Brokerage Corporation offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.

                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the Policies. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the Policies by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. In the first Policy year, we may pay a commission of up to 9.5% of the initial premium payment.

                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the Policies), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your Policy is employed ("selling firms"), and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the Policy.

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





                      Wholesalers with Capital Brokerage Corporation may receive a maximum commission of 0.592% of the initial premium payment. After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 7.75% of the initial premium payment is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your Policy is determined by the brokerage firm for whom the representative is employed.


                      All selling firms receive commissions as described above based on the sale and receipt of premium on the Policy. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a Policy is 1.158% of premium received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the Policy. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

                      The commissions listed above are maximum commissions paid, and therefore such commissions stated above reflect situations where we pay a higher commission for a short period of time for a special promotion.

                      Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to your Account Value, but indirectly through fees and charges imposed under the Policies.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the Policy do not vary because of such payments to or from such selling firms. Life insurance policies, such as this Policy, may have varied expenses, but such expenses are based on the underwriting criteria listed in the Policy and in this prospectus. Such factors include, but are not limited to: age, gender, the requested Specified Amount and the risk class of the Insured(s).

                      Even though your Policy costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the Policies.


                      During 2005, 2004 and 2003, $2.6 million, $3.4 million and $3.6 million, respectively was paid to Capital Brokerage Corporation for the sale of Policies in the Separate Account and any new premium received. In 2005, 2004 and 2003, no underwriting commissions were paid to Capital Brokerage Corporation.

Other Policy Information


OPTIONAL
PAYMENT PLANS
                      The Policy currently offers the following five Optional Payment Plans, free of charge, as alternatives to the payment of a Death Benefit or Surrender Value in a lump sum (see "Requesting Payments" provision of this prospectus and the Statement of Additional Information):


                         . Income for a Fixed Period;

                         . Life Income;

                         . Income of a Definite Amount;

                         . Interest Income; and

                         . Joint Life and Last Survivor Income.

                      These options are described in the Statement of Additional Information.

                      You may select an Optional Payment Plan in your application or by writing our Variable Life Service Center. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. See the "Tax Considerations" provision of this prospectus. Even if the Death Benefit under the Policy is excludible from income, payments under Optional Payment Plans may not be excludible in full. This is because earnings on the Death Benefit after the Insured's (or last Insured's) death are taxable and payments under the Optional Payment Plans generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Optional Payment Plans. Amounts allocated to an Optional Payment Plan will earn interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.

DIVIDENDS
                      The Policy is non-participating. We will not pay dividends on the Policy.

INCONTESTABILITY
                      The limitations on our right to contest the Policy are described in the Statement of Additional Information.

SUICIDE
EXCLUSION
                      Our obligations in the event an Insured commits suicide are described in the Statement of Additional Information.

MISSTATEMENT OF
AGE OR GENDER
                      We will adjust the Death Benefit proceeds if you misstate an Insured's age or gender in your application.

WRITTEN NOTICE
                      You should send any written notice to us at our Variable Life Service Center at the address listed on page 1 of this prospectus. The notice should include the Policy number and the full name of the Insured for a single life Policy or each Insured for a joint and last survivor Policy. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.

TRUST
                      If you name a trust as the owner or beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

OTHER CHANGES
                      At any time, we may make such changes in the Policy as are necessary:

                         . to assure compliance at all times with the
                           definition of life insurance prescribed by the Code;

                         . to make the Policy, our operations, or the operation
                           of the Separate Account conform with any law or regulation issued by any government agency to which they are subject; or

                         . to reflect a change in the operation of the Separate
                           Account, if allowed by the Policy and applicable regulations.

                      Only the President or a Vice President of the Company has the right to change the Policy. No financial representative appointed as our agent has the authority to change the Policy or waive any of its terms. The President or a Vice President of the Company must sign all endorsements, amendments, or riders to be valid.

REPORTS
                      We maintain records and accounts of all transactions involving the Policy, the Separate Account, the Guarantee Account and Policy Debt. Within 30 days after each Policy anniversary, we will send you a report showing information about your Policy. The report will show:

                         . the Specified Amount;

                         . the Account Value;

                         . the value in each Investment Option;

                         . the Surrender Value;

                         . the Policy Debt; and

                         . the premiums paid and charges made during the Policy
                           year.

                      We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, when you pay premiums, or if you take out a Policy loan, make transfers or take partial surrenders, you will receive a written confirmation of these transactions.

SUPPLEMENTAL
BENEFITS
                      There are supplemental benefits that may be added to your Policy. These benefits may not be available in all states or markets.

                      Continuation of Coverage Rider. Your Policy will not terminate regardless of the investment performance of your Subaccounts while the Continuation of Coverage Rider is in force. The Continuation of Coverage Rider will automatically terminate when the Insured for a single life Policy, or when the younger Insured for a joint and last survivor Policy, reaches Attained Age 100, unless you elect to continue it with certain conditions. There is no cost for this rider, however, this rider may not be available in all states and in all markets. If Policy Debt exceeds the Account Value, this rider is terminated. If this rider is terminated for any reason, it cannot be reinstated.

                      Accelerated Benefit Rider. You may elect an accelerated benefit if the Insured is terminally ill. There is a one-time charge of $250 deducted at the time the benefit is paid to you. This rider may not be available in all states or in all markets. The Accelerated Benefit Rider provides you with access to a portion of the Death Benefit during the Insured's lifetime, if the Insured is diagnosed with a terminal illness. Joint and last survivor Policies will be eligible for acceleration only after the death of the first Insured and the diagnosis of the terminal illness of the surviving Insured. Additional information concerning this rider, including the amount and when it becomes available, is included in the Statement of Additional Information.


USING THE POLICY
AS COLLATERAL
                      You can assign the Policy as collateral security. You must notify us in writing at our Variable Life Service Center on the appropriate form if you assign the Policy. Any payments we make before we receive notice of assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the beneficiary(ies). An assignment may have adverse tax consequences. See the "Tax Considerations" provision.


REINSURANCE
                      We may reinsure a portion of the risks assumed under the Policies.


LEGAL
PROCEEDINGS
                      We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

                      Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, we received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite reinsurance. We responded to the SEC's subpoena in June and July 2005. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena.

                      Although we do not believe that the current investigations and proceedings will have a material adverse effect on our business, financial condition or results of operations, we cannot assure you that this will be the case. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In any event, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operation.

                      Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or the Separate Account.

                      Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Financial Statements

                      We have included the consolidated financial statements of the Company and its subsidiary and the financial statements of the Separate Account in the Statement of Additional Information. You should distinguish the consolidated financial statements of the Company and its subsidiary from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company and its subsidiary only as bearing on our ability to meet our obligations under the Policies. You should not consider the consolidated financial statements of the Company and its subsidiary as affecting the investment performance of the assets held in the Separate Account.

Definitions

                      The following terms are used throughout the prospectus:

                      Account Value -- The total amount of assets allocated to each Subaccount and assets in the General Account.

                      Attained Age -- The Insured's age on the Policy Date plus the number of full years since the Policy Date.

                      Code -- The Internal Revenue Code of 1986, as amended.


                      Company -- Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company).


                      Death Benefit -- The amount determined as of the date of death of the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy.

                      Fund -- Any open-end management investment company or unit investment trust in which the Separate Account invests.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any of our other separate accounts.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

                      Insured(s) -- The person(s) upon whose life is insured under the Policy.

                      Investment Options -- The Guarantee Account and the Subaccounts.

                      Modified Endowment Contract -- A life insurance policy that meets the requirements of Section 7702A of the Code. Modified Endowment Contracts are taxed differently upon receipt of partial surrenders and loans than traditional life insurance policies.

                      Monthly Anniversary Date -- The same date in each month as the Policy Date.

                      Optional Payment Plan -- A plan under which any part of Death Benefit proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or your beneficiary(ies).

                      Policy -- The Policy and application(s), including any riders and endorsements.

                      Policy Date -- The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy years and anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th, or 31st day of a month, the Policy Date will be the 28th.

                      Policy Debt -- The amount of outstanding loans plus any accrued interest. Policy Debt is deducted from proceeds payable at the death of the Insured under a single life Policy and the last surviving insured under a joint and last survivor Policy or at the time of surrender.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all states or in all markets.


                      Separate Account -- Genworth Life & Annuity VL Separate Account 1 (formerly, GE Life & Annuity Separate Account
                      II), a segregated asset account of the Company to which you allocate premiums.


                      Specified Amount -- The initial amount of insurance coverage purchased.

                      Subaccounts -- A subdivision of the Separate Account, the assets of which are invested exclusively in a corresponding Portfolio of a Fund. A Subaccount may also be referred to as an Investment Subdivision in the Policy and/or marketing materials.

                      Surrender Value -- The amount we pay you when you surrender the Policy. It is equal to your Account Value minus any Policy Debt and minus any applicable surrender charge.

                      Unit Value -- A unit of measure we use to calculate the assets for each Subaccount.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                      Variable Life Service Center -- The office to which all written and telephone inquiries concerning the Policy or the Portfolios should be made: 3100 Albert Lankford Drive, Lynchburg, Virginia 24501, 1-800-352-9910.

                      The Statement of Additional Information includes additional information about Genworth Life & Annuity VL Separate Account 1 (formerly, GE Life & Annuity Separate Account II). We filed the Statement of Additional Information with the SEC. The Statement of Additional Information is incorporated by reference in this prospectus and it is legally a part of the prospectus.


                      For general information or to obtain free copies of:

                         . the Policy prospectus or the Portfolio prospectuses;

                         . the Statement of Additional Information;

                         . a personalized illustration of the Death Benefit and
                           Surrender Values; or

                         . any required forms,

                      Call: 1-800-352-9910


                      Or write: Genworth Life and Annuity Insurance
                                Company (formerly, GE Life and Annuity
                                Assurance Company)
                                Variable Life Service Center
                                3100 Albert Lankford Drive
                                Lynchburg, Virginia 24501


                      Or: contact your financial representative.


                      Information about the Policy also is available at www.genworth.com.

                      Information about Genworth Life & Annuity VL Separate Account 1 (formerly, GE Life & Annuity Separate Account
                      II), including the Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about Genworth Life & Annuity VL Separate Account 1 (formerly, GE Life & Annuity Separate Account II) are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC 20549.


                      Investment Company Act File No. 811-04885.

                    Statement of Additional Information For
                  Flexible Premium Single Life and Joint and
                Last Survivor Variable Life Insurance Policies

                              Single Life Policy
                                Form P1254 4/00
                      Joint and Last Survivor Life Policy
                                Form P1255 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
               (formerly, GE Life and Annuity Assurance Company)
                 Genworth Life & Annuity VL Separate Account 1
               (formerly, GE Life & Annuity Separate Account II)
                            6610 West Broad Street
                           Richmond, Virginia 23230

                         Variable Life Service Center
                          3100 Albert Lankford Drive
                           Lynchburg, Virginia 24501
                       Telephone Number: 1-800-352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2006, for Flexible Premium Single Life and Joint and Last Survivor Variable Life Insurance Policies issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) through its Genworth Life & Annuity VL Separate Account 1 (formerly, GE Life & Annuity Separate Account II).


For a free copy of the prospectus:

Call:     1-800-352-9910

Or write: Genworth Life and Annuity Insurance Company
          (formerly, GE Life and Annuity Assurance Company)
          Variable Life Service Center
          3100 Albert Lankford Drive
          Lynchburg, Virginia 24501

Or visit: www.genworth.com

Or:       contact your financial representative


The date of this Statement of Additional Information is May 1, 2006.

Table of Contents


               The Company.................................................  B-3

               The Separate Account........................................  B-4

               Additional Information About the Guarantee Account..........  B-4

               Additional Information on Premium Payments..................  B-5

               Additional Information About the Cost of Insurance Charge...  B-6

               Reduction of Charges for Group Sales........................  B-6

               Grace Period................................................  B-7

               Reinstatement...............................................  B-8

               Determining the Death Benefit...............................  B-8

               Unit Values................................................. B-10

               Net Investment Factor....................................... B-10

               Tax Status of the Policy.................................... B-10

               Special Rule for Certain Cash Distributions in the First 15
               Policy Years................................................ B-11

               Loans....................................................... B-11

               Loss of Interest Deduction Where Policies are Held by or
               for the Benefit of Corporations, Trusts, Etc................ B-12

               Optional Payment Plans...................................... B-12

               Incontestability............................................ B-13

               Suicide Exclusion........................................... B-14

               Additional Information About the Accelerated Benefit Rider.. B-14

               Other Policies.............................................. B-16

               Regulation of Genworth Life and Annuity Insurance Company
               (formerly, GE Life and Annuity Assurance Company)........... B-16

               Legal Matters............................................... B-16

               Experts..................................................... B-16

               Actuarial Matters........................................... B-17

               Performance Information..................................... B-17

               Financial Statements........................................ B-18

THE COMPANY
                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of the General Electric Company ("GE") acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"), formerly known as General Electric Capital Assurance Company.

                      On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.

                      On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth.

                      As of December 31, 2005, GE beneficially owned approximately 18% of Genworth's outstanding stock. On March 8, 2006, a subsidiary of GE completed a secondary offering to sell its remaining interest in Genworth. Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited.

                      We principally offer annuity contracts, guaranteed investment contracts ("GICs") and funding agreements, Medicare supplement insurance and life insurance policies. We do business in the District of Columbia and all states, except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

                      We are one of a number of subsidiaries of Genworth, a company that, through its subsidiaries, serves the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers. Our product offerings are divided along two segments of consumer needs: (1) Retirement Income and Investments and (2) Protection.

                         . Retirement Income and Investments.  We offer
                           deferred annuities (variable and fixed) and variable life insurance to a broad range of individual consumers who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. We also offer GICs and funding agreements as investment products to institutional buyers.

                         . Protection.  Our Protection segment includes
                           universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance. Life insurance products provide protection against financial hardship after the death of an insured by providing cash payment to the beneficiaries of the policyholder. Medicare supplement insurance provides coverage for Medicare-qualified expenses that are not covered by Medicare because of applicable deductibles or maximum limits.

                      We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), unallocated corporate income, expenses and income taxes.


                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE
ACCOUNT
                      In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the Policies shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the Policies in accordance with the instructions received from Policy owners.

ADDITIONAL
INFORMATION
ABOUT THE
GUARANTEE
ACCOUNT
                      The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.


ADDITIONAL
INFORMATION ON
PREMIUM
PAYMENTS
                      The initial premium is due on the Policy Date. Your initial premium will be shown in your Policy's data pages and must be at least $25,000.

                      The total premium received must equal the Guideline Single Premium for life insurance as determined in the Code. The relationship between the Guideline Single Premium and the Specified Amount depends on the age, gender (where applicable), and risk class of the Insured. Generally, the same Guideline Single Premium will purchase a higher Specified Amount for a younger Insured than for an older Insured of the same gender and risk class. Likewise, the same Guideline Single Premium will purchase a slightly higher Specified Amount for a female Insured than for a male Insured of the same age and risk class. Representative Specified Amounts for a $35,000 Guideline Single Premium are as follows:

                              Single Life Policy

                                     Specified Amount(s)
                                     --------------------------
                            Age        Male        Female
                            -----------------------------------
                             10      $632,214     $816,388
                             20       432,494      543,872
                             30       290,655      356,528
                             40       188,488      231,285
                             50       125,525      154,327
                             60        87,427      105,403
                             70        64,806       73,913
                             80        52,125       55,347
                             90        45,371       45,886
                            -----------------------------------

                            Joint and Last Survivor Life Policy

                            Male      Female
                            ----------------------Specified
                            Age        Age        Amount(s)
                            ----------------------
                             20         20        $976,524
                             30         30         561,334
                             40         40         346,643
                             50         50         210,570
                             60         60         131,557
                             70         70          85,768
                             80         80          60,523
                             90         90          47,855
                            -----------------------------------

ADDITIONAL
INFORMATION
ABOUT THE COST
OF INSURANCE
CHARGE
                      The current cost of insurance charge will never exceed the guaranteed cost of insurance charges as shown in your Policy. The guaranteed maximum monthly cost of insurance charge equals (a) times (b) and then divided by (c), where:

                        (a) is the guaranteed maximum cost of insurance rate
                            per $1,000 shown in your Policy based on the Insured's or each Insured's Attained Age, gender and rating class;

                        (b) is an amount equal to the death benefit divided by
                            1.0032737, minus the Account Value; and

                        (c) is $1,000.

                      The cost of insurance rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables and vary based on Attained Age, gender and applicable rating class.

                      The original rating class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different rating class may apply to the increase, based on the Insured's circumstances at the time of the increase. The guaranteed maximum cost of insurance rates are based on the Insured's Attained Age, gender and rating class. The guaranteed maximum cost of insurance rates generally increase as the Insured's Attained Age increases. Modifications to cost of insurance rates are made for rating classes other than standard.

                      For a joint and last survivor Policy, we determine the guaranteed maximum cost of insurance rates in a manner that reflects the anticipated mortality of both Insureds and the fact that the death benefit is not payable until the death of the last surviving Insured. As such, the death of the first Insured to die will not affect the cost of insurance scale for the second Insured.

REDUCTION OF
CHARGES FOR
GROUP SALES
                      We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

                        (1) The size of the group.  Generally, the sales
                            expenses for each individual owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

                        (2) The total amount of premium payments to be received
                            from a group. The number of Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.

                        (3) The purpose for which the Policies are
                            purchased. Certain types of plans are likely to be more stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.

                        (4) The nature of the group for which the Policies are
                            purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced. Likewise, we may realize reduced sales and other expenses for sales to groups that are affiliated with us or with whom we transact business, such as our own employees, the employees of our affiliated companies, the employees of broker/dealers with whom we have selling agreements and the employees of our other business partners, including family members of such employees.

                        (5) Other circumstances.  There may be other
                            circumstances of which we are not presently aware, which could result in reduced sales expenses.

                      If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected owners and all other owners of policies funded by the Separate Account.

                      Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

GRACE PERIOD
                      If the Surrender Value on a Monthly Anniversary Date is insufficient to cover the monthly deduction due on that Monthly Anniversary Date, we will allow a 61-day grace period for payment of a premium sufficient to cover the monthly deduction. This grace period will begin on the day we mail notice of the sufficient premium. We will mail notice to you and any assignee of record in our Variable Life Service Center. If such premium is not paid by the end of the grace period, the Policy will terminate without value. The monthly deduction is described in the "Account Value" section of the prospectus. Coverage continues during the grace period. If the Insured for a single life Policy or last surviving Insured for a joint and last survivor Policy dies during the grace period, the proceeds will be reduced by any overdue monthly deduction.

                      Coverage continues during the 61-day grace period. If the sufficient premium is not paid by the end of the grace period, the Policy will terminate without value. If the death of the Insured occurs during the grace period, Death Benefit proceeds will be reduced by the amount of the sufficient premium that would have been required to keep the Policy in effect.

REINSTATEMENT
                      You may reinstate this Policy within three years of the end of the grace period if:

                        (1) you submit an application for reinstatement;

                        (2) you provide required evidence of insurability
                            satisfactory to us to determine the guaranteed maximum cost of insurance rate;

                        (3) the Policy has not been surrendered for cash; and

                        (4) you pay the premium as described below.

                      The Policy will be reinstated as of the date we approve the reinstatement. The surrender charge will be as though the Policy had been in effect continuously from its original Policy Date.


                      On the date of reinstatement, the Account Value will be allocated to the Subaccounts specified by you. Unless you tell us otherwise, these allocations will be made in the same manner that premiums are allocated. You will have to pay a premium sufficient to keep the Policy in effect for at least two months.


                      On the date of reinstatement, the Account Value will equal (1) plus (2) minus (3), where:

                        (1) is the Account Value on the first day of the grace
                            period;

                        (2) is the premium paid to reinstate; and

                        (3) is the monthly deduction for the month following
                            the date of reinstatement.

DETERMINING THE
DEATH BENEFIT
                      The Death Benefit is based on the Specified Amount shown in the policy data pages.

                      If the Insured under a single life Policy or the last Insured under a joint and last survivor Policy at death is younger than Attained Age 100 at the time of death, the amount of the Death Benefit proceeds will be equal to the:

                         . greater of the Specified Amount and the Account
                           Value multiplied by the applicable corridor percentage;

                         . minus any Policy Debt; and

                         . minus the amount of any monthly deductions, if the
                           date of death occurred during a grace period.

                      If the Insured under a single life Policy or the last Insured under a joint and last survivor Policy at death is Attained Age 100 or older at the time of death, the amount of the Death Benefit proceeds will be equal to the:

                         . the Account Value multiplied by the applicable
                           corridor percentage;

                         . minus any Policy Debt; and

                         . minus the amount of any monthly deductions, if the
                           date of death occurred during a grace period.

                      The corridor percentage depends on the Attained Age of the Insured on the date of death. Corridor percentages may also vary by state.

                  Attained     Corridor   Attained    Corridor
                    Age       Percentage    Age      Percentage
                -----------------------------------------------
                40 or younger    250%        61         128%
                     41          243%        62         126%
                     42          236%        63         124%
                     43          229%        64         122%
                     44          222%        65         120%
                     45          215%        66         119%
                     46          209%        67         118%
                     47          203%        68         117%
                     48          197%        69         116%
                     49          191%        70         115%
                     50          185%        71         113%
                     51          178%        72         111%
                     52          171%        73         109%
                     53          164%        74         107%
                     54          157%       75-90       105%
                     55          150%        91         104%
                     56          146%        92         103%
                     57          142%        93         102%
                     58          138%    94 or older    101%
                     59          134%
                     60          130%
                -----------------------------------------------

                      The Specified Amount and Account Value used in calculating the Death Benefit are amounts in effect on the date of death. In no event will the Death Benefit be less than the amount required to keep the Policy qualified as life insurance.

UNIT VALUES
                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay surrender/partial surrender proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions to owners as additional units, but instead reflect them in Unit Values.

                      We arbitrarily set the Unit Value for each Subaccount at $10 when we establish the Subaccount. After that, a Subaccount's Unit Value varies to reflect the investment experience of the Portfolio in which the Subaccount invests, and may increase or decrease from one Valuation Day to the next. We determine Unit Value, after a Subaccount's operations begin, by multiplying the net investment factor (described below) for that Valuation Period by the Unit Value for the immediately preceding Valuation Period.

NET INVESTMENT
FACTOR
                      The net investment factor for a Valuation Period is (1) divided by (2), where:

                        (1) is the result of:

                            (a) the value of the assets at the end of the
                                preceding Valuation Period; plus

                            (b) the investment income and capital gains,
                                realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

                            (c) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (d) any amount charged against the Separate Account
                                for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

                        (2) is the value of the assets in the Subaccount at the
                            end of the preceding Valuation Period.





OPTIONAL
PAYMENT PLANS
                      The Policy currently offers the following five Optional Payment Plans, free of charge, as alternatives to the payment of a Death Benefit or Surrender Value in a lump sum (see the "Requesting Payments" provision of the prospectus):


                      Plan 1 -- Income For A Fixed Period. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies before the end of the fixed period, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided. Discounted means we will deduct the amount of interest each remaining payment would have included had it not been distributed early. The discounted amount will be paid in one sum to the payee's estate unless otherwise provided.

                      Plan 2 -- Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

                      Plan 3 -- Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

                      Plan 4 -- Interest Income. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

                      Plan 5 -- Joint Life and Last Survivor Income. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the last survivor's estate unless otherwise provided.

                      You may select an Optional Payment Plan in your application or by writing our Variable Life Service Center. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. Amounts allocated to an Optional Payment Plan will be credited interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.

                      If Death Benefit proceeds under the Policy are paid under one of the Optional Payment Plans, the beneficiary(ies) will be taxed on a portion of each payment (at ordinary income tax rates). We will notify the beneficiary(ies) annually of the taxable amount of each payment. However, if the Death Benefit proceeds are held by us under Optional Payment Plan 4 (interest income), the beneficiary(ies) will be taxed on the interest income as it is credited.

INCONTESTABILITY
                      The Policy limits our right to contest the Policy as issued, reinstated or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force for a minimum period during the Insured's lifetime under the single life Policy or the lifetimes of both Insureds under the joint and last survivor Policy. The minimum period is generally two years from the Policy Date, date of reinstatement or effective date of the increase. This provision does not apply to riders that provide disability benefits (subject to state exception).

SUICIDE
EXCLUSION
                      If the Insured under a single life Policy commits suicide while sane or insane within two years of the Policy Date, all coverage under the Policy will end, and we will pay the beneficiary(ies) an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

                      If the Insured under a single life Policy commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable attributable to the increase will equal the monthly deductions for the increase. Such Death Benefit proceeds will be paid to the beneficiary(ies) under the same conditions as the initial Specified Amount.

                      If either Insured under a joint and last survivor Policy commits suicide while sane or insane within two years of the Policy Date, all coverage under the Policy will end, and we will pay the beneficiary(ies) an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

                      If the first Insured to die commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable to the beneficiary(ies) attributable to the increase will equal the monthly deductions for the increase.

                      If the surviving Insured commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the proceeds payable with respect to that increase. The Death Benefit proceeds payable attributable to the increase will equal the additional premium payment required for the increase. Such Death Benefit proceeds will be paid to the beneficiary(ies) under the same conditions as the initial Specified Amount.

                      Please see your Policy for more details.

ADDITIONAL
INFORMATION
ABOUT THE
ACCELERATED
BENEFIT RIDER
                      You may elect an Accelerated Benefit if the Insured is terminally ill. The Accelerated Benefit Rider provides you with access to a portion of the Death Benefit during the Insured's lifetime, if the Insured is diagnosed with a terminal illness. Joint and last survivor Policies will be eligible for acceleration only after the death of the first Insured and the diagnosis of the terminal illness of the surviving Insured.

                      For purposes of determining if an Accelerated Benefit is available, we define terminal illness as a medical condition resulting from bodily injury or disease or both:

                         . which has been diagnosed by a licensed physician;

                         . the diagnosis of which is supported by clinical,
                           radiological, laboratory or other evidence that is satisfactory to us; and

                         . which a licensed physician certifies is expected to
                           result in death within 12 months from the date of the certification.

                      Any request for payment of an accelerated benefit must be in a form satisfactory to us, and any payment of an accelerated benefit requires satisfactory proof of a terminal illness and is subject to our administrative procedures as well as the conditions set forth in the Accelerated Benefit Rider. Please see the Policy rider for more information.

                      The Accelerated Benefit will equal (1) minus (2) minus
                      (3) minus (4), where:

                        (1) is the eligible proceeds;

                        (2) is the discount for early payment of Death Benefit
                            proceeds. The discount will be based on the annual interest rate charged for Non-Preferred Policy Loans.

                        (3) is the product of:

                            (a) the ratio of eligible proceeds to Total
                                Proceeds; and

                            (b) any Policy Debt.

                        (4) is an administrative charge not to exceed $250.

                      Eligible proceeds are the lesser of (1) and (2), where:

                        (1) is 75% of the total proceeds; and

                        (2) is $250,000 for all the Insured's policies in force
                            with us.

                      Total Proceeds include the Policy's Death Benefit had the Insured's death occurred on the date of the approval of the Accelerated Benefit claim.

                      The Accelerated Benefit will be paid in one lump sum.

                      If the amount of eligible proceeds is equal to the amount of the Death Benefit that would have been paid at the Insured's death, then our payment of Accelerated Benefit will result in termination of all insurance under the Policy on the life of the Insured (including riders). Any insurance under the Policy on the life of someone other than the Insured will be treated as though the Insured had died.

                      If the amount of eligible proceeds is less than the amount of the Death Benefit that would have been paid at the Insured's death, then upon payment of the Accelerated Benefit the Policy will continue with the Specified Amount, Account Value, Policy Debt and any additional term insurance eligible to be accelerated under this rider reduced by the ratio of eligible proceeds to total proceeds. We will waive any surrender charge for the resulting decrease in Specified Amount as well as any minimum Specified Amount requirement under the Policy. Other rider benefits will continue without reduction.

OTHER POLICIES
                      We offer other variable life insurance policies in the Separate Account which also invest in the same (or many of the same) Portfolios of the Funds. These policies may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your financial representative, or call (800) 352-9910.

REGULATION OF
GENWORTH LIFE
AND ANNUITY
INSURANCE
COMPANY
(FORMERLY, GE
LIFE AND ANNUITY
ASSURANCE
COMPANY)
                      Besides Federal securities laws, we are subject to the insurance laws of the states in which we conduct business.

LEGAL MATTERS
                      Advice on certain legal matters relating to federal securities laws has been provided by Heather Harker, Vice President and Associate General Counsel of the Company.


EXPERTS
                      The consolidated financial statements and schedules of the Company and subsidiary as of December 31, 2005 and 2004, and for each of the years in the three-year period ended December 31, 2005, and the financial statements of the Separate Account as of December 31, 2005 and for each of the years or lesser periods in the two-year period ended December 31, 2005, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                      The reports of KPMG LLP dated March 10, 2006 with respect to the consolidated financial statements and schedules of the Company and subsidiary refer to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.


ACTUARIAL
MATTERS
                      Actuarial matters have been examined by Paul Haley, an actuary of the Company, whose opinion we filed as an exhibit to the registration statement.

PERFORMANCE
INFORMATION

                      We demonstrate adjusted performance and unadjusted performance for the Portfolios available in the Separate Account. The performance tables assume that the Insureds are in the standard risk class and the tables assume that no loans are taken from the Policy. In addition, all illustrations will assume that all capital gains and dividends from the Portfolios are reinvested in the Portfolios.

                      The performance tables assume an initial Specified Amount of $263,113.00 for a male and a female, both age 60 standard risk class with a single premium of $70,000 at Policy issue.

                      When available, we will provide the total returns for the periods of one, three, five and ten years. Adjusted performance will also include performance from the date the Portfolio was added to the Separate Account until the end of the stated period. Unadjusted performance will also include performance from the date the Portfolio was declared effective with the SEC until the end of the stated period.

                      Adjusted Performance assumes the following current charges:

                        (1) a mortality and expense risk charge at an annual
                            rate of 0.70% of assets in the Separate Account through the first 10 Policy years and 0.35% thereafter;

                        (2) a monthly cost of insurance charge of $2.42;

                        (3) a premium tax recovery charge of $12.08 per month
                            for 10 Policy years;

                        (4) a surrender charge of $4200.00 which is derived by
                            assuming that the Policy is surrendered during the first Policy year;

                        (5) a monthly distribution expense charge of $18.08 for
                            10 Policy years; and

                        (6) a monthly administrative charge of $24.08.

                      Unadjusted performance is calculated similarly to adjusted performance, except that unadjusted performance does not include the charges for the premium tax recovery charge, monthly distribution expense charge, monthly cost of insurance charge or the surrender charge. If such charges were included in the performance, the performance numbers would be lower.

                      Cost of insurance charges, as well as some of charges for the optional riders, vary based on individual circumstances. See your registered representative our contact our Variable Life Service Center for a personalized illustration showing all current and guaranteed charges based on hypothetical performance. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

FINANCIAL
STATEMENTS
                      You should distinguish the consolidated financial statements of the Company and its subsidiary included in this Statement of Additional Information from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company and subsidiary only as bearing on our ability to meet our obligations under the Policies. You should not consider the consolidated financial statements of the Company and its subsidiary as affecting the investment performance of the assets held in the Separate Account.

                      The Separate Account financial statements included in this Statement of Additional Information may contain several Subaccounts that are not available to all Policies.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                             Financial Statements

                        Period Ended December 31, 2005

     (With Independent Registered Public Accounting Firm's Report Thereon)

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2005

                                                                            Page
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-22

Statements of Changes in Net Assets........................................ F-43

Notes to Financial Statements.............................................. F-79

            Report of Independent Registered Public Accounting Firm

Policy Owners
Genworth Life & Annuity VL Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VL Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Growth
Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Premier Equity Fund -- Series I shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection
Fund -- Class II; Dreyfus -- The Dreyfus Socially Responsible Growth Fund,
Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity
Trust -- Evergreen VA Omega Fund -- Class 2; FAM Variable Series Fund,
Inc. -- Mercury Basic Value V.I. Fund -- Class III Shares, Mercury Global Allocation V.I. Fund -- Class III Shares, Mercury Large Cap Growth V.I.
Fund -- Class III Shares, Mercury Value Opportunities V.I. Fund -- Class III Shares; Federated Insurance Series -- Federated American Leaders Fund
II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Contrafund(R)
Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income
Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas
Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class I Shares, Templeton Global Income Securities Fund -- Class I Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty
Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology
Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery
Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Old Mutual Insurance Company,
Inc. -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities
Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap
Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar
Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Advisor Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series

Fund, Inc. -- Jennison 20/20 Focus Portfolio -- Class II, Jennison
Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds
Inc -- Salomon Brothers Variable All Cap Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class II; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2005, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VL Separate Account 1 as of December 31, 2005, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, Virginia
March 17, 2006

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                            As of December 31, 2005


                                                        AIM Variable Insurance Funds
                              ---------------------------------------------------------------------------------
                                                  AIM V.I.                         AIM V.I.        AIM V.I.
                                  AIM V.I.         Capital        AIM V.I.      International       Premier
                                Basic Value     Appreciation       Growth           Growth          Equity
                                  Fund --          Fund --         Fund --         Fund --          Fund --
                              Series II shares Series I shares Series I shares Series II shares Series I shares
                              ---------------- --------------- --------------- ---------------- ---------------
Assets
Investments at fair
  market value (note 2b):....     $667,735         555,012         348,013         230,121          901,784
Dividend receivable..........           --              --              --              --               --
Receivable for units sold....           --              --              --               7               --
                                  --------         -------         -------         -------          -------
       Total assets..........      667,735         555,012         348,013         230,128          901,784
                                  --------         -------         -------         -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            3               5               4               1                6
Payable for units
  withdrawn..................           --              --              --              --              114
                                  --------         -------         -------         -------          -------
       Total liabilities.....            3               5               4               1              120
                                  --------         -------         -------         -------          -------
Net assets attributable
  to variable life
  policy owners..............     $667,732         555,007         348,009         230,127          901,664
                                  ========         =======         =======         =======          =======
Investments in
  securities, at cost........     $599,411         456,108         271,800         201,737          770,345
                                  ========         =======         =======         =======          =======
Shares outstanding...........       54,465          22,488          20,175          10,005           40,402
                                  ========         =======         =======         =======          =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005


                                 The Alger American Fund
                              ----------------------------- -----------------
                                  Alger          Alger      AllianceBernstein
                                 American    American Small      Global
                                  Growth     Capitalization    Technology
                               Portfolio --   Portfolio --    Portfolio --
                              Class O Shares Class O Shares      Class B
                              -------------- -------------- -----------------
Assets
Investments at fair
  market value (note 2b):....   $4,648,055     3,571,967         169,314
Dividend receivable..........           --            --              --
Receivable for units sold....          454            --              --
                                ----------     ---------         -------
       Total assets..........    4,648,509     3,571,967         169,314
                                ----------     ---------         -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          119            93               1
Payable for units
  withdrawn..................           --            --              --
                                ----------     ---------         -------
       Total liabilities.....          119            93               1
                                ----------     ---------         -------
Net assets attributable
  to variable life
  policy owners..............   $4,648,390     3,571,874         169,313
                                ==========     =========         =======
Investments in
  securities, at cost........   $4,347,519     2,884,491         149,937
                                ==========     =========         =======
Shares outstanding...........      118,422       150,843          10,833
                                ==========     =========         =======

                               AllianceBernstein Variable Products Series Fund, Inc.
                              ------------------------------------------------------------------------
                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                 Growth and       International       Large Cap         Small Cap
                                   Income             Value            Growth            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair
  market value (note 2b):....     5,530,608          569,422           603,795           168,385
Dividend receivable..........            --               --                --                --
Receivable for units sold....            57               --                --                --
                                  ---------          -------           -------           -------
       Total assets..........     5,530,665          569,422           603,795           168,385
                                  ---------          -------           -------           -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            45                2                 3                 2
Payable for units
  withdrawn..................            --               --                --                --
                                  ---------          -------           -------           -------
       Total liabilities.....            45                2                 3                 2
                                  ---------          -------           -------           -------
Net assets attributable
  to variable life
  policy owners..............     5,530,620          569,420           603,792           168,383
                                  =========          =======           =======           =======
Investments in
  securities, at cost........     4,680,512          508,715           497,154           131,955
                                  =========          =======           =======           =======
Shares outstanding...........       224,365           30,096            22,750            13,928
                                  =========          =======           =======           =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005

                              American Century Variable                                  Eaton Vance
                                 Portfolios II, Inc.          Dreyfus                   Variable Trust
                              ------------------------- -------------------- ------------------------------------
                                                        The Dreyfus Socially
                                    VP Inflation         Responsible Growth
                                 Protection Fund --        Fund, Inc. --     VT Floating-Rate VT Worldwide Health
                                       Class II            Initial Shares      Income Fund       Sciences Fund
                              ------------------------- -------------------- ---------------- -------------------
Assets
Investments at fair
  market value (note 2b):....          $10,331                105,544            943,371            396,785
Dividend receivable..........               33                     --              3,846                 --
Receivable for units sold....               --                     --                 --                 --
                                       -------                -------            -------            -------
       Total assets..........           10,364                105,544            947,217            396,785
                                       -------                -------            -------            -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....               --                      2                  3                  1
Payable for units
  withdrawn..................               --                     29                 --                 26
                                       -------                -------            -------            -------
       Total liabilities.....               --                     31                  3                 27
                                       -------                -------            -------            -------
Net assets attributable
  to variable life
  policy owners..............          $10,364                105,513            947,214            396,758
                                       =======                =======            =======            =======
Investments in
  securities, at cost........          $10,457                 92,394            944,620            349,724
                                       =======                =======            =======            =======
Shares outstanding...........            1,007                  4,047             93,588             32,983
                                       =======                =======            =======            =======

                              Evergreen Variable
                                Annuity Trust
                              ------------------

                                 Evergreen VA
                                Omega Fund --
                                    Class 2
                              ------------------
Assets
Investments at fair
  market value (note 2b):....       46,532
Dividend receivable..........           --
Receivable for units sold....           --
                                    ------
       Total assets..........       46,532
                                    ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           --
Payable for units
  withdrawn..................           --
                                    ------
       Total liabilities.....           --
                                    ------
Net assets attributable
  to variable life
  policy owners..............       46,532
                                    ======
Investments in
  securities, at cost........       42,697
                                    ======
Shares outstanding...........        2,791
                                    ======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005


                                                FAM Variable Series Fund, Inc.
                              -------------------------------------------------------------------
                                                   Mercury          Mercury
                                  Mercury           Global         Large Cap      Mercury Value
                                Basic Value       Allocation         Growth       Opportunities
                                V.I. Fund --     V.I. Fund --     V.I. Fund --     V.I. Fund --
                              Class III Shares Class III Shares Class III Shares Class III Shares
                              ---------------- ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2b):....     $37,675            622            100,066           31,355
Dividend receivable..........       3,229             12                 14           17,810
Receivable for units sold....          --             --                 14               --
                                  -------            ---            -------           ------
       Total assets..........      40,904            634            100,094           49,165
                                  -------            ---            -------           ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           1             --                  1                1
Payable for units
  withdrawn..................          --             --                 --               --
                                  -------            ---            -------           ------
       Total liabilities.....           1             --                  1                1
                                  -------            ---            -------           ------
Net assets attributable
  to variable life
  policy owners..............     $40,903            634            100,093           49,164
                                  =======            ===            =======           ======
Investments in
  securities, at cost........     $38,973            571             88,787           50,137
                                  =======            ===            =======           ======
Shares outstanding...........       2,556             50              9,105            5,252
                                  =======            ===            =======           ======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005


                                            Federated Insurance Series
                              -------------------------------------------------------
                              Federated             Federated   Federated
                               American            High Income High Income Federated
                               Leaders   Federated    Bond        Bond      Kaufmann
                              Fund II --  Capital  Fund II --  Fund II --  Fund II --
                               Primary    Income     Primary     Service    Service
                                Shares    Fund II    Shares      Shares      Shares
                              ---------- --------- ----------- ----------- ----------
Assets
Investments at fair
  market value (note 2b):.... $1,406,338  591,016   1,173,694    964,725    944,074
Dividend receivable..........         --       --          --         --         --
Receivable for units sold....         23       --          49         --         --
                              ----------  -------   ---------    -------    -------
       Total assets..........  1,406,361  591,016   1,173,743    964,725    944,074
                              ----------  -------   ---------    -------    -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         38       17          32          4          5
Payable for units
  withdrawn..................         --       --          --         --         28
                              ----------  -------   ---------    -------    -------
       Total liabilities.....         38       17          32          4         33
                              ----------  -------   ---------    -------    -------
Net assets attributable
  to variable life
  policy owners.............. $1,406,323  590,999   1,173,711    964,721    944,041
                              ==========  =======   =========    =======    =======
Investments in
  securities, at cost........ $1,262,951  592,832   1,179,297    955,540    786,406
                              ==========  =======   =========    =======    =======
Shares outstanding...........     65,778   66,109     151,640    125,289     65,334
                              ==========  =======   =========    =======    =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                                 Fidelity Variable Insurance Products Fund
                              -----------------------------------------------------------------------------------------------
                                                                                                  VIP Dynamic
                                VIP Asset      VIP Asset                                            Capital      VIP Equity-
                               Manager/SM/    Manager/SM/   VIP Contrafund(R) VIP Contrafund(R)  Appreciation      Income
                              Portfolio --   Portfolio --     Portfolio --      Portfolio --     Portfolio --   Portfolio --
                              Initial Class Service Class 2   Initial Class    Service Class 2  Service Class 2 Initial Class
                              ------------- --------------- ----------------- ----------------- --------------- -------------
Assets
Investments at fair
  market value (note 2b):....  $7,125,662       142,755        19,857,508         4,885,809         76,532       17,282,758
Dividend receivable..........          --            --                --                --             --               --
Receivable for units sold....         429            --               295                64             --              709
                               ----------       -------        ----------         ---------         ------       ----------
       Total assets..........   7,126,091       142,755        19,857,803         4,885,873         76,532       17,283,467
                               ----------       -------        ----------         ---------         ------       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         204            --               570                35              1              486
Payable for units
  withdrawn..................          --            --                --                --             --               --
                               ----------       -------        ----------         ---------         ------       ----------
       Total liabilities.....         204            --               570                35              1              486
                               ----------       -------        ----------         ---------         ------       ----------
Net assets attributable
  to variable life
  policy owners..............  $7,125,887       142,755        19,857,233         4,885,838         76,531       17,282,981
                               ==========       =======        ==========         =========         ======       ==========
Investments in
  securities, at cost........  $7,015,008       136,423        15,277,626         3,808,646         64,844       14,986,561
                               ==========       =======        ==========         =========         ======       ==========
Shares outstanding...........     473,781         9,639           639,945           159,199          8,920          678,021
                               ==========       =======        ==========         =========         ======       ==========

                              ----------------

                                VIP Equity-
                                  Income
                               Portfolio --
                              Service Class 2
                              ---------------
Assets
Investments at fair
  market value (note 2b):....    4,211,124
Dividend receivable..........           --
Receivable for units sold....           --
                                 ---------
       Total assets..........    4,211,124
                                 ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           21
Payable for units
  withdrawn..................          541
                                 ---------
       Total liabilities.....          562
                                 ---------
Net assets attributable
  to variable life
  policy owners..............    4,210,562
                                 =========
Investments in
  securities, at cost........    3,669,518
                                 =========
Shares outstanding...........      167,307
                                 =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth     VIP Growth     VIP Growth
                                & Income       & Income     Opportunities  VIP Growth     VIP Growth      VIP Mid Cap
                              Portfolio --   Portfolio --   Portfolio --  Portfolio --   Portfolio --    Portfolio --
                              Initial Class Service Class 2 Initial Class Initial Class Service Class 2 Service Class 2
                              ------------- --------------- ------------- ------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....  $1,816,895       901,463        797,822     12,321,400      1,824,968       6,356,300
Dividend receivable..........          --            --             --             --             --              --
Receivable for units sold....          --            --             --             --            270             182
                               ----------       -------        -------     ----------      ---------       ---------
       Total assets..........   1,816,895       901,463        797,822     12,321,400      1,825,238       6,356,482
                               ----------       -------        -------     ----------      ---------       ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          44             7             22            329             20             105
Payable for units
  withdrawn..................          --             4             --          2,779             --              --
                               ----------       -------        -------     ----------      ---------       ---------
       Total liabilities.....          44            11             22          3,108             20             105
                               ----------       -------        -------     ----------      ---------       ---------
Net assets attributable
  to variable life
  policy owners..............  $1,816,851       901,452        797,800     12,318,292      1,825,218       6,356,377
                               ==========       =======        =======     ==========      =========       =========
Investments in
  securities, at cost........  $1,632,639       790,820        737,192     11,245,499      1,614,762       4,815,731
                               ==========       =======        =======     ==========      =========       =========
Shares outstanding...........     123,179        62,042         46,010        365,620         54,820         183,337
                               ==========       =======        =======     ==========      =========       =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005


                              Fidelity Variable Insurance    Franklin Templeton Variable Insurance
                              Products Fund (continued)                  Products Trust
                              --------------------------  --------------------------------------------
                                                                                          Templeton
                                              VIP Value      Franklin      Templeton        Global
                                   VIP        Strategies      Income        Foreign         Income
                                Overseas     Portfolio --   Securities     Securities     Securities
                              Portfolio --     Service       Fund --        Fund --        Fund --
                              Initial Class    Class 2    Class 2 Shares Class I Shares Class I Shares
                              -------------  ------------ -------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $5,954,251      144,807       230,497        615,731        790,623
Dividend receivable..........          --           --            --             --             --
Receivable for units sold....         297           --            --             --             --
                               ----------      -------       -------        -------        -------
       Total assets..........   5,954,548      144,807       230,497        615,731        790,623
                               ----------      -------       -------        -------        -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         167            1             2             19             24
Payable for units
  withdrawn..................          --           --            --             --             --
                               ----------      -------       -------        -------        -------
       Total liabilities.....         167            1             2             19             24
                               ----------      -------       -------        -------        -------
Net assets attributable
  to variable life
  policy owners..............  $5,954,381      144,806       230,495        615,712        790,599
                               ==========      =======       =======        =======        =======
Investments in
  securities, at cost........  $4,720,676      137,088       232,845        575,319        795,271
                               ==========      =======       =======        =======        =======
Shares outstanding...........     288,901       10,329        15,045         38,872         55,057
                               ==========      =======       =======        =======        =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005


                                                 GE Investments Funds, Inc.
                              -----------------------------------------------------------------
                              Global           International  Mid-Cap    Money       Premier
                              Income  Income      Equity      Equity     Market   Growth Equity
                               Fund    Fund        Fund        Fund       Fund        Fund
                              ------ --------- ------------- --------- ---------- -------------
Assets
Investments at fair
  market value (note 2b):....  $--   3,525,709   1,434,746   6,304,227 17,774,576   3,564,725
Dividend receivable..........   --          --          --          --     60,224          --
Receivable for units sold....   --         910          46          16        570          --
                               ---   ---------   ---------   --------- ----------   ---------
       Total assets..........   --   3,526,619   1,434,792   6,304,243 17,835,370   3,564,725
                               ---   ---------   ---------   --------- ----------   ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....   --          83          34         106        413          63
Payable for units
  withdrawn..................   --          --          --          --         --          --
                               ---   ---------   ---------   --------- ----------   ---------
       Total liabilities.....   --          83          34         106        413          63
                               ---   ---------   ---------   --------- ----------   ---------
Net assets attributable
  to variable life
  policy owners..............  $--   3,526,536   1,434,758   6,304,137 17,834,957   3,564,662
                               ===   =========   =========   ========= ==========   =========
Investments in
  securities, at cost........  $--   3,781,959   1,136,898   5,706,185 17,774,576   3,247,374
                               ===   =========   =========   ========= ==========   =========
Shares outstanding...........   --     297,779     125,634     328,003 17,774,576      47,121
                               ===   =========   =========   ========= ==========   =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005


                                           GE Investments Funds, Inc. (continued)
                              -----------------------------------------------------------------
                              Real Estate S&P 500(R)  Small-Cap    Total      U.S.     Value
                              Securities    Index    Value Equity  Return    Equity    Equity
                                 Fund        Fund        Fund       Fund      Fund      Fund
                              ----------- ---------- ------------ --------- --------- ---------
Assets
Investments at fair
  market value (note 2b):.... $5,887,464  24,805,295  3,749,989   8,964,000 2,570,133 1,006,975
Dividend receivable..........         --          --         --          --        --        --
Receivable for units sold....        851      46,335         --          --       100        22
                              ----------  ----------  ---------   --------- --------- ---------
       Total assets..........  5,888,315  24,851,630  3,749,989   8,964,000 2,570,233 1,006,997
                              ----------  ----------  ---------   --------- --------- ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        124         451         48         127        41         6
Payable for units
  withdrawn..................         --          --         23      14,774        --        --
                              ----------  ----------  ---------   --------- --------- ---------
       Total liabilities.....        124         451         71      14,901        41         6
                              ----------  ----------  ---------   --------- --------- ---------
Net assets attributable
  to variable life
  policy owners.............. $5,888,191  24,851,179  3,749,918   8,949,099 2,570,192 1,006,991
                              ==========  ==========  =========   ========= ========= =========
Investments in
  securities, at cost........ $5,536,194  22,075,260  3,411,637   8,470,915 2,308,517   891,858
                              ==========  ==========  =========   ========= ========= =========
Shares outstanding...........    306,639   1,081,312    259,695     558,853    75,459   100,597
                              ==========  ==========  =========   ========= ========= =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005


                              Goldman Sachs Variable Greenwich Street
                                 Insurance Trust       Series Fund                Janus Aspen Series
                              ---------------------- ---------------- ------------------------------------------
                                                     Salomon Brothers                                Flexible
                                Goldman    Goldman       Variable       Balanced                       Bond
                                 Sachs      Sachs       Aggressive    Portfolio --     Balanced    Portfolio --
                              Growth and   Mid Cap    Growth Fund --  Institutional  Portfolio --  Institutional
                              Income Fund Value Fund     Class II        Shares     Service Shares    Shares
                              ----------- ---------- ---------------- ------------- -------------- -------------
Assets
Investments at fair
  market value (note 2b):....  $792,962   7,223,325      207,698        7,748,189     4,141,811       925,697
Dividend receivable..........        --          --           --               --            --            --
Receivable for units sold....        --      17,083           --               --           198           145
                               --------   ---------      -------        ---------     ---------       -------
       Total assets..........   792,962   7,240,408      207,698        7,748,189     4,142,009       925,842
                               --------   ---------      -------        ---------     ---------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        20         203            1              209            34            23
Payable for units
  withdrawn..................        --          --           --              279            --            --
                               --------   ---------      -------        ---------     ---------       -------
       Total liabilities.....        20         203            1              488            34            23
                               --------   ---------      -------        ---------     ---------       -------
Net assets attributable
  to variable life
  policy owners..............  $792,942   7,240,205      207,697        7,747,701     4,141,975       925,819
                               ========   =========      =======        =========     =========       =======
Investments in
  securities, at cost........  $747,832   6,702,995      178,260        6,785,719     3,684,183       993,918
                               ========   =========      =======        =========     =========       =======
Shares outstanding...........    66,246     465,121        8,999          301,017       155,590        81,487
                               ========   =========      =======        =========     =========       =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                                 Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                                                   Global Life       Global        International
                                     Forty             Forty         Sciences      Technology          Growth
                                  Portfolio --      Portfolio --   Portfolio --   Portfolio --      Portfolio --
                              Institutional Shares Service Shares Service Shares Service Shares Institutional Shares
                              -------------------- -------------- -------------- -------------- --------------------
Assets
Investments at fair
  market value (note 2b):....      $3,239,757         653,742        837,712        350,325          5,460,514
Dividend receivable..........              --              --             --             --                 --
Receivable for units sold....              --              --             --             --                 --
                                   ----------         -------        -------        -------          ---------
       Total assets..........       3,239,757         653,742        837,712        350,325          5,460,514
                                   ----------         -------        -------        -------          ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....              79               6             14              7                141
Payable for units
  withdrawn..................             838              --             --             --                 --
                                   ----------         -------        -------        -------          ---------
       Total liabilities.....             917               6             14              7                141
                                   ----------         -------        -------        -------          ---------
Net assets attributable
  to variable life
  policy owners..............      $3,238,840         653,736        837,698        350,318          5,460,373
                                   ==========         =======        =======        =======          =========
Investments in
  securities, at cost........      $2,677,926         518,018        678,077        311,809          3,914,587
                                   ==========         =======        =======        =======          =========
Shares outstanding...........         117,043          23,816         94,764         88,466            153,687
                                   ==========         =======        =======        =======          =========

                              ---------------
                              International
                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2b):....    732,809
Dividend receivable..........         --
Receivable for units sold....         --
                                 -------
       Total assets..........    732,809
                                 -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          4
Payable for units
  withdrawn..................        161
                                 -------
       Total liabilities.....        165
                                 -------
Net assets attributable
  to variable life
  policy owners..............    732,644
                                 =======
Investments in
  securities, at cost........    461,549
                                 =======
Shares outstanding...........     20,836
                                 =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005

                                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------------
                                   Large Cap         Large Cap          Mid Cap           Mid Cap          Worldwide
                                     Growth            Growth            Growth            Growth            Growth
                                  Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                              Institutional Shares Service Shares Institutional Shares Service Shares Institutional Shares
                              -------------------- -------------- -------------------- -------------- --------------------
Assets
Investments at fair
  market value (note 2b):....      $7,933,119         314,940          7,173,603         1,124,684         9,197,445
Dividend receivable..........              --              --                 --                --                --
Receivable for units sold....              --              --                 --               218                --
                                   ----------         -------          ---------         ---------         ---------
       Total assets..........       7,933,119         314,940          7,173,603         1,124,902         9,197,445
                                   ----------         -------          ---------         ---------         ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             201               5                168                 8               243
Payable for units
  withdrawn..................           6,190              --                659                --               320
                                   ----------         -------          ---------         ---------         ---------
       Total liabilities.....           6,391               5                827                 8               563
                                   ----------         -------          ---------         ---------         ---------
Net assets attributable
  to variable life
  policy owners..............      $7,926,728         314,935          7,172,776         1,124,894         9,196,882
                                   ==========         =======          =========         =========         =========
Investments in
  securities, at cost........      $7,265,719         281,775          6,392,075           809,353         8,649,654
                                   ==========         =======          =========         =========         =========
Shares outstanding...........         380,303          15,281            247,195            39,588           328,950
                                   ==========         =======          =========         =========         =========

                              ---------------
                                Worldwide
                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2b):....    606,527
Dividend receivable..........         --
Receivable for units sold....         --
                                 -------
       Total assets..........    606,527
                                 -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          8
Payable for units
  withdrawn..................         --
                                 -------
       Total liabilities.....          8
                                 -------
Net assets attributable
  to variable life
  policy owners..............    606,519
                                 =======
Investments in
  securities, at cost........    548,692
                                 =======
Shares outstanding...........     21,849
                                 =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005


                                                           MFS(R) Variable Insurance Trust
                              -----------------------------------------------------------------------------------------
                                   MFS(R)
                                  Investors          MFS(R)            MFS(R)            MFS(R)            MFS(R)
                                Growth Stock     Investors Trust    New Discovery     Total Return        Utilities
                              Series -- Service Series -- Service Series -- Service Series -- Service Series -- Service
                                Class Shares      Class Shares      Class Shares      Class Shares      Class Shares
                              ----------------- ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair
  market value (note 2b):....     $773,286          1,097,949          972,670           54,927           2,690,688
Dividend receivable..........           --                 --               --               --                  --
Receivable for units sold....           --                 --              314               --                  --
                                  --------          ---------          -------           ------           ---------
       Total assets..........      773,286          1,097,949          972,984           54,927           2,690,688
                                  --------          ---------          -------           ------           ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            6                  2               13                1                  10
Payable for units
  withdrawn..................           76                 --               --               --                 458
                                  --------          ---------          -------           ------           ---------
       Total liabilities.....           82                  2               13                1                 468
                                  --------          ---------          -------           ------           ---------
Net assets attributable
  to variable life
  policy owners..............     $773,204          1,097,947          972,971           54,926           2,690,220
                                  ========          =========          =======           ======           =========
Investments in
  securities, at cost........     $643,950            931,472          844,849           54,235           1,901,445
                                  ========          =========          =======           ======           =========
Shares outstanding...........       79,556             57,215           62,956            2,679             114,206
                                  ========          =========          =======           ======           =========

                                 Nations Separate
                                   Account Trust
                              -----------------------
                                           Nations
                               Nations     Marsico
                               Marsico  International
                               Growth   Opportunities
                              Portfolio   Portfolio
                              --------- -------------
Assets
Investments at fair
  market value (note 2b):.... 1,079,244   1,227,997
Dividend receivable..........        --          --
Receivable for units sold....        --          --
                              ---------   ---------
       Total assets.......... 1,079,244   1,227,997
                              ---------   ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         5           3
Payable for units
  withdrawn..................        --          --
                              ---------   ---------
       Total liabilities.....         5           3
                              ---------   ---------
Net assets attributable
  to variable life
  policy owners.............. 1,079,239   1,227,994
                              =========   =========
Investments in
  securities, at cost........   992,009   1,027,004
                              =========   =========
Shares outstanding...........    60,327      66,594
                              =========   =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005

                              Old Mutual Insurance
                                  Company, Inc.                     Oppenheimer Variable Account Funds
                              --------------------- ------------------------------------------------------------------
                                                                 Oppenheimer
                                         Old Mutual Oppenheimer   Aggressive                Oppenheimer   Oppenheimer
                              Old Mutual Large Cap  Aggressive      Growth     Oppenheimer    Balanced      Capital
                              Growth II    Growth     Growth      Fund/VA --    Balanced     Fund/VA --   Appreciation
                              Portfolio  Portfolio    Fund/VA   Service Shares   Fund/VA   Service Shares   Fund/VA
                              ---------- ---------- ----------- -------------- ----------- -------------- ------------
Assets
Investments at fair
  market value (note 2b):....  $724,573  1,133,304   7,668,467     259,026      5,134,929     366,855      6,629,823
Dividend receivable..........        --         --          --          --             --          --             --
Receivable for units sold....        --         36          --          --            250          --            274
                               --------  ---------   ---------     -------      ---------     -------      ---------
       Total assets..........   724,573  1,133,340   7,668,467     259,026      5,135,179     366,855      6,630,097
                               --------  ---------   ---------     -------      ---------     -------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        16         28         207           1            157          --            169
Payable for units
  withdrawn..................        --         --       6,318          --             --          --             --
                               --------  ---------   ---------     -------      ---------     -------      ---------
       Total liabilities.....        16         28       6,525           1            157          --            169
                               --------  ---------   ---------     -------      ---------     -------      ---------
Net assets attributable
  to variable life
  policy owners..............  $724,557  1,133,312   7,661,942     259,025      5,135,022     366,855      6,629,928
                               ========  =========   =========     =======      =========     =======      =========
Investments in
  securities, at cost........  $715,709  1,054,253   7,191,827     203,645      4,751,356     349,704      5,746,109
                               ========  =========   =========     =======      =========     =======      =========
Shares outstanding...........    62,089     60,963     155,264       5,300        300,816      21,618        172,114
                               ========  =========   =========     =======      =========     =======      =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005


                                                    Oppenheimer Variable Account Funds (continued)
                              -------------------------------------------------------------------------------------------
                                                                                                            Oppenheimer
                              Oppenheimer Capital                Oppenheimer                 Oppenheimer    Main Street
                                 Appreciation     Oppenheimer Global Securities Oppenheimer  Main Street     Small Cap
                                  Fund/VA --       Core Bond     Fund/VA --     High Income   Fund/VA --     Fund/VA --
                                Service Shares      Fund/VA    Service Shares     Fund/VA   Service Shares Service Shares
                              ------------------- ----------- ----------------- ----------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....      $530,248        2,860,131      3,448,134      5,693,890    1,877,777       724,940
Dividend receivable..........            --               --             --             --           --            --
Receivable for units sold....         6,391              199            207            180       15,413           152
                                   --------        ---------      ---------      ---------    ---------       -------
       Total assets..........       536,639        2,860,330      3,448,341      5,694,070    1,893,190       725,092
                                   --------        ---------      ---------      ---------    ---------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             2               82             25            153           13             3
Payable for units
  withdrawn..................            --               --             --             --           --            --
                                   --------        ---------      ---------      ---------    ---------       -------
       Total liabilities.....             2               82             25            153           13             3
                                   --------        ---------      ---------      ---------    ---------       -------
Net assets attributable
  to variable life
  policy owners..............      $536,637        2,860,248      3,448,316      5,693,917    1,893,177       725,089
                                   ========        =========      =========      =========    =========       =======
Investments in
  securities, at cost........      $488,869        2,857,390      2,573,781      5,719,350    1,595,546       638,656
                                   ========        =========      =========      =========    =========       =======
Shares outstanding...........        13,870          255,597        103,985        674,632       86,814        42,494
                                   ========        =========      =========      =========    =========       =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005


                                                         PIMCO Variable Insurance Trust
                              -------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                   Long-Term U.S.     Low
                               All Asset    (U.S. Dollar    High Yield     Government     Duration    Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --  Portfolio --  Portfolio --
                                Advisor    Administrative Administrative Administrative   Advisor    Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares  Class Shares  Class Shares
                              ------------ -------------- -------------- -------------- ------------ --------------
Assets
Investments at fair
  market value (note 2b):....   $57,740       192,716       2,411,800      3,622,123       42,176      7,818,034
Dividend receivable..........        --           495          12,969         12,864          134         30,131
Receivable for units sold....        --            --              --             --           --             --
                                -------       -------       ---------      ---------       ------      ---------
       Total assets..........    57,740       193,211       2,424,769      3,634,987       42,310      7,848,165
                                -------       -------       ---------      ---------       ------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        --             1               8             24            1             64
Payable for units
  withdrawn..................        --            --              --             89           --            220
                                -------       -------       ---------      ---------       ------      ---------
       Total liabilities.....        --             1               8            113            1            284
                                -------       -------       ---------      ---------       ------      ---------
Net assets attributable
  to variable life
  policy owners..............   $57,740       193,210       2,424,761      3,634,874       42,309      7,847,881
                                =======       =======       =========      =========       ======      =========
Investments in
  securities, at cost........   $57,725       189,443       2,362,488      3,670,533       42,401      7,949,258
                                =======       =======       =========      =========       ======      =========
Shares outstanding...........     4,885        18,638         294,481        329,284        4,180        763,480
                                =======       =======       =========      =========       ======      =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005


                                                                          Rydex Variable
                                   The Prudential Series Fund, Inc.           Trust
                              ------------------------------------------- --------------
                              Jennison 20/20                   Natural
                                  Focus         Jennison      Resources
                               Portfolio --   Portfolio --   Portfolio --
                                 Class II    Class II Shares   Class II      OTC Fund
                              -------------- --------------- ------------ --------------
Assets
Investments at fair
  market value (note 2b):....    $50,235          4,470        292,667       573,813
Dividend receivable..........         --             --             --            --
Receivable for units sold....         --             --             --            --
                                 -------          -----        -------       -------
       Total assets..........     50,235          4,470        292,667       573,813
                                 -------          -----        -------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          1              1             --             2
Payable for units
  withdrawn..................         --             --             --            --
                                 -------          -----        -------       -------
       Total liabilities.....          1              1             --             2
                                 -------          -----        -------       -------
Net assets attributable
  to variable life
  policy owners..............    $50,234          4,469        292,667       573,811
                                 =======          =====        =======       =======
Investments in
  securities, at cost........    $46,089          3,888        273,836       560,700
                                 =======          =====        =======       =======
Shares outstanding...........      3,387            218          6,458        39,437
                                 =======          =====        =======       =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            As of December 31, 2005



                                                   Salomon Brothers Variable Series Funds Inc
                              -------------------------------------------------------------------------------------
                                                                 Salomon Brothers
                              Salomon Brothers Salomon Brothers      Variable     Salomon Brothers Salomon Brothers
                                  Variable         Variable       Strategic Bond   Variable Total   Variable Total
                              All Cap Fund --  Investors Fund --     Fund --       Return Fund --   Return Fund --
                                  Class II          Class I          Class I          Class I          Class II
                              ---------------- ----------------- ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2b):....     $266,176         1,114,449          995,316         350,915             --
Dividend receivable..........           --                --               --              --             --
Receivable for units sold....           18                --               47              --             --
                                  --------         ---------        ---------         -------             --
       Total assets..........      266,194         1,114,449          995,363         350,915             --
                                  --------         ---------        ---------         -------             --
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            1                31               26               9             --
Payable for units
  withdrawn..................           --                --               --              --             --
                                  --------         ---------        ---------         -------             --
       Total liabilities.....            1                31               26               9             --
                                  --------         ---------        ---------         -------             --
Net assets attributable
  to variable life
  policy owners..............     $266,193         1,114,418          995,337         350,906             --
                                  ========         =========        =========         =======             ==
Investments in
  securities, at cost........     $242,301           990,237        1,052,509         335,719             --
                                  ========         =========        =========         =======             ==
Shares outstanding...........       15,333            76,647           96,539          30,945             --
                                  ========         =========        =========         =======             ==

                                      Van Kampen Life
                                     Investment Trust
                              -------------------------------

                                                 Emerging
                                 Comstock         Growth
                               Portfolio --    Portfolio --
                              Class II Shares Class II Shares
                              --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....    1,280,076        275,353
Dividend receivable..........           --             --
Receivable for units sold....           --             --
                                 ---------        -------
       Total assets..........    1,280,076        275,353
                                 ---------        -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            6              1
Payable for units
  withdrawn..................           --             --
                                 ---------        -------
       Total liabilities.....            6              1
                                 ---------        -------
Net assets attributable
  to variable life
  policy owners..............    1,280,070        275,352
                                 =========        =======
Investments in
  securities, at cost........    1,166,047        243,490
                                 =========        =======
Shares outstanding...........       93,778          9,901
                                 =========        =======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                           Statements of Operations

                                        AIM Variable Insurance Funds
                          --------------------------------------------------------
                                        AIM V.I.              AIM V.I.    AIM V.I.
                           AIM V.I.     Capital    AIM V.I. International Premier
                          Basic Value Appreciation  Growth     Growth      Equity
                            Fund --     Fund --    Fund --     Fund --    Fund --
                           Series II    Series I   Series I   Series II   Series I
                            shares       shares     shares     shares      shares
                          ----------- ------------ -------- ------------- --------
                                        Year Ended December 31, 2005
                          --------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 3,069         339         --      1,268       7,475
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........        --          --         --         --          --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........       812       1,544      1,392        232       2,417
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........        --          --         --         --          --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........        --          --         --         --          --
                            -------      ------     ------     ------      ------
Net investment income
  (expense)..............     2,257      (1,205)    (1,392)     1,036       5,058
                            -------      ------     ------     ------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    15,960      26,766     13,430      2,735      17,725
   Change in unrealized
     appreciation
     (depreciation)......    13,619      18,670     11,557     27,910      22,912
   Capital gain
     distributions.......     4,637          --         --         --          --
                            -------      ------     ------     ------      ------
Net realized and
  unrealized gain (loss)
  on investments.........    34,216      45,436     24,987     30,645      40,637
                            -------      ------     ------     ------      ------
Increase (decrease) in
  net assets from
  operations.............   $36,473      44,231     23,595     31,681      45,695
                            =======      ======     ======     ======      ======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                             The Alger American Fund                      AllianceBernstein Variable Products Series Fund, Inc.
                          ----------------------------  -----------------------------------------------------------------------
                                             Alger
                              Alger         American    AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                             American        Small           Global            Growth         International       Large Cap
                              Growth     Capitalization    Technology        and Income           Value            Growth
                           Portfolio --  Portfolio  --    Portfolio --      Portfolio --      Portfolio --      Portfolio --
                          Class O Shares Class O Shares      Class B           Class B           Class B           Class B
                          -------------- -------------- ----------------- ----------------- ----------------- -----------------
                          Year Ended December 31, 2005                                Year Ended December 31, 2005
                          ----------------------------  -----------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $ 10,420            --              --             66,816            1,952                --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........       8,010         6,474              --                845               --                --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........      12,386         6,937             148             12,194              334             1,415
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........          --            --              --                 --               --                --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........      20,807        18,539              --              2,087               --                --
                             --------       -------           -----            -------           ------            ------
Net investment income
  (expense)..............     (30,783)      (31,950)           (148)            51,690            1,618            (1,415)
                             --------       -------           -----            -------           ------            ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (49,700)      196,847             633            161,575            3,485            25,887
   Change in unrealized
     appreciation
     (depreciation)......     524,492       311,554           5,130             16,705           60,354            53,308
   Capital gain
     distributions.......          --            --              --                 --            2,062                --
                             --------       -------           -----            -------           ------            ------
Net realized and
  unrealized gain (loss)
  on investments.........     474,792       508,401           5,763            178,280           65,901            79,195
                             --------       -------           -----            -------           ------            ------
Increase (decrease) in
  net assets from
  operations.............    $444,009       476,451           5,615            229,970           67,519            77,780
                             ========       =======           =====            =======           ======            ======

                          -----------------

                          AllianceBernstein
                              Small Cap
                               Growth
                            Portfolio --
                               Class B
                          -----------------

                          -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........           --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........           --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........          619
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........           --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........           --
                               -------
Net investment income
  (expense)..............         (619)
                               -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       21,420
   Change in unrealized
     appreciation
     (depreciation)......      (16,988)
   Capital gain
     distributions.......           --
                               -------
Net realized and
  unrealized gain (loss)
  on investments.........        4,432
                               -------
Increase (decrease) in
  net assets from
  operations.............        3,813
                               =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                           American Century
                               Variable                                                           Evergreen Variable
                          Portfolios II, Inc.       Dreyfus          Eaton Vance Variable Trust     Annuity Trust
                          ------------------- -------------------- -----------------------------  ------------------
                                                  The Dreyfus
                             VP Inflation     Socially Responsible VT Floating --  VT Worldwide      Evergreen VA
                              Protection      Growth Fund, Inc. --  Rate Income   Health Sciences   Omega Fund --
                           Fund -- Class II      Initial Shares         Fund           Fund             Class 2
                          ------------------- -------------------- -------------- --------------- ------------------
                              Period from
                           April 29, 2005 to       Year Ended                Year Ended               Year Ended
                           December 31, 2005   December 31, 2005         December 31, 2005        December 31, 2005
                          ------------------- -------------------- -----------------------------  ------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        $ 250                  --             34,892             --               10
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........           --                  --                 --             --               --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........           --                 456                774            414               --
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........           --                  --                 --             --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........           --                  --                 --             --               --
                                 -----               -----             ------         ------            -----
Net investment income
  (expense)..............          250                (456)            34,118           (414)              10
                                 -----               -----             ------         ------            -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............           --               1,803                214          1,492            1,204
   Change in unrealized
     appreciation
     (depreciation)......         (126)              1,881             (2,016)        25,669            1,525
   Capital gain
     distributions.......           --                  --                 --             --               --
                                 -----               -----             ------         ------            -----
Net realized and
  unrealized gain (loss)
  on investments.........         (126)              3,684             (1,802)        27,161            2,729
                                 -----               -----             ------         ------            -----
Increase (decrease) in
  net assets from
  operations.............        $ 124               3,228             32,316         26,747            2,739
                                 =====               =====             ======         ======            =====

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                             FAM Variable Series Fund, Inc.
                          --------------------------------------------------------------------
                                                                  Mercury
                               Mercury           Mercury         Large Cap      Mercury Value
                             Basic Value    Global Allocation      Growth       Opportunities
                            V.I. Fund --      V.I. Fund --      V.I. Fund --     V.I. Fund --
                          Class III Shares   Class III Shares Class III Shares Class III Shares
                          ----------------- ----------------- ---------------- ----------------
                                               Period from
                             Year Ended     April 29, 2005 to
                          December 31, 2005 December 31, 2005   Year Ended December 31, 2005
                          ----------------- ----------------- --------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $ 3,271             12                 14            18,371
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........           --             --                 --                --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........           27             --                 15                 9
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........           --             --                 --                --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........           --             --                 --                --
                               -------             --              -----           -------
Net investment income
  (expense)..............        3,244             12                 (1)           18,362
                               -------             --              -----           -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          311             26                425            (1,077)
   Change in unrealized
     appreciation
     (depreciation)......       (1,931)            51              9,500           (13,935)
   Capital gain
     distributions.......           11             --                 --               993
                               -------             --              -----           -------
Net realized and
  unrealized gain (loss)
  on investments.........       (1,609)            77              9,925           (14,019)
                               -------             --              -----           -------
Increase (decrease) in
  net assets from
  operations.............      $ 1,635             89              9,924             4,343
                               =======             ==              =====           =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                Federated Insurance Series
                          ----------------------------------------------------------------------
                            Federated
                             American    Federated    Federated       Federated      Federated
                             Leaders      Capital    High Income     High Income      Kaufmann
                            Fund II --    Income   Bond Fund II -- Bond Fund II --   Fund II --
                          Primary Shares  Fund II  Primary Shares  Service Shares  Service Shares
                          -------------- --------- --------------- --------------- --------------
                                               Year Ended December 31, 2005
                          ----------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $ 22,782      30,717      115,376          82,030             --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........       3,442         875        2,000              --             --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........       2,163       1,095        2,893           1,424          1,463
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........          --          --           --              --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........       8,428       4,471        8,146              --             --
                             --------     -------      -------         -------         ------
Net investment income
  (expense)..............       8,749      24,276      102,337          80,606         (1,463)
                             --------     -------      -------         -------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      63,656     (19,853)      (8,363)         (6,096)        22,093
   Change in unrealized
     appreciation
     (depreciation)......     (14,883)     24,835      (74,830)        (56,817)        72,697
   Capital gain
     distributions.......          --          --           --              --            976
                             --------     -------      -------         -------         ------
Net realized and
  unrealized gain (loss)
  on investments.........      48,773       4,982      (83,193)        (62,913)        95,766
                             --------     -------      -------         -------         ------
Increase (decrease) in
  net assets from
  operations.............    $ 57,522      29,258       19,144          17,693         94,303
                             ========     =======      =======         =======         ======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                           Fidelity Variable Insurance Products Fund
                          --------------------------------------------------------------------------
                                                                                        VIP Dynamic
                            VIP Asset      VIP Asset         VIP            VIP           Capital
                           Manager/SM/    Manager/SM/   Contrafund(R)  Contrafund(R)   Appreciation
                          Portfolio --   Portfolio --   Portfolio --   Portfolio --    Portfolio --
                          Initial Class Service Class 2 Initial Class Service Class 2 Service Class 2
                          ------------- --------------- ------------- --------------- ---------------
                                                 Year Ended December 31, 2005
                          --------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $199,125         1,075           52,562         5,213             --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........     18,942            --           26,387            --             --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........      2,658             1           28,792        10,758             37
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........         --            --               --            --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........     55,501            --          124,735            --             --
                            --------         -----        ---------       -------         ------
Net investment income
  (expense)..............    122,024         1,074         (127,352)       (5,545)           (37)
                            --------         -----        ---------       -------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (21,890)           48          860,734       228,117          1,464
   Change in unrealized
     appreciation
     (depreciation)......    108,677         5,005        1,873,427       419,761         10,556
   Capital gain
     distributions.......         --            --               --            --             --
                            --------         -----        ---------       -------         ------
Net realized and
  unrealized gain (loss)
  on investments.........     86,787         5,053        2,734,161       647,878         12,020
                            --------         -----        ---------       -------         ------
Increase (decrease) in
  net assets from
  operations.............   $208,811         6,127        2,606,809       642,333         11,983
                            ========         =====        =========       =======         ======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                    Fidelity Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------------
                                                             VIP            VIP            VIP
                               VIP            VIP         Growth &       Growth &        Growth
                          Equity-Income  Equity-Income     Income         Income      Opportunities
                          Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                          Initial Class Service Class 2 Initial Class Service Class 2 Initial Class
                          ------------- --------------- ------------- --------------- -------------
                                                Year Ended December 31, 2005
                          ------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 368,423        69,743         27,576        10,812          5,184
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........      41,350            --          4,170            --            888
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........      14,645         7,121          5,068         2,182          1,838
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........          --            --             --            --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........     125,496            --          6,240            --          2,824
                            ---------       -------        -------        ------         ------
Net investment income
  (expense)..............     186,932        62,622         12,098         8,630           (366)
                            ---------       -------        -------        ------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     448,073        91,992         44,165        16,681         20,115
   Change in unrealized
     appreciation
     (depreciation)......    (402,451)      (56,268)        55,888        33,138         30,666
   Capital gain
     distributions.......     567,083       117,739             --            --             --
                            ---------       -------        -------        ------         ------
Net realized and
  unrealized gain (loss)
  on investments.........     612,705       153,463        100,053        49,819         50,781
                            ---------       -------        -------        ------         ------
Increase (decrease) in
  net assets from
  operations.............   $ 799,637       216,085        112,151        58,449         50,415
                            =========       =======        =======        ======         ======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                     Fidelity Variable Insurance Products Fund (continued)
                          ---------------------------------------------------------------------------
                                                                                         VIP Value
                           VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas    Strategies
                          Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --
                          Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2
                          ------------- --------------- --------------- ------------- ---------------
                                                 Year Ended December 31, 2005
                          ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 62,231         4,702               --         64,852            95
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........     33,718            --            2,666         13,435            --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........     13,870         7,320           13,603          4,290             5
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........         --            --               --             --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........     70,361            --           14,143         37,317            --
                            --------        ------          -------        -------         -----
Net investment income
  (expense)..............    (55,718)       (2,618)         (30,412)         9,810            90
                            --------        ------          -------        -------         -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     53,956        22,843          417,697        224,654         4,520
   Change in unrealized
     appreciation
     (depreciation)......    538,099        73,679          414,927        684,606           173
   Capital gain
     distributions.......         --            --           80,746             --         2,673
                            --------        ------          -------        -------         -----
Net realized and
  unrealized gain (loss)
  on investments.........    592,055        96,522          913,370        909,260         7,366
                            --------        ------          -------        -------         -----
Increase (decrease) in
  net assets from
  operations.............   $536,337        93,904          882,958        919,070         7,456
                            ========        ======          =======        =======         =====

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                    Franklin Templeton Variable
                                      Insurance Products Trust                     GE Investments Funds, Inc.
                          -----------------------------------------------  ------------------------------------------
                                                              Templeton
                                               Templeton        Global
                                                Foreign         Income
                           Franklin Income     Securities     Securities                                International
                          Securities Fund --    Fund --        Fund --       Global Income     Income      Equity
                            Class 2 Shares   Class I Shares Class I Shares        Fund          Fund        Fund
                          ------------------ -------------- -------------- ------------------ --------  -------------
                             Period from                                      Period from
                          April 29, 2005 to           Year Ended           January 1, 2005 to       Year Ended
                          December 31, 2005        December 31, 2005        August 25, 2005      December 31, 2005
                          ------------------ ----------------------------  ------------------ -----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $    --            2,871          6,493                --       183,707      14,534
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........           --              303            177               343         3,696       2,501
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........           31              544            707             1,052         4,729       4,352
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........           --               --             --                --           211          --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........           --            2,188          2,454             2,634        22,882       5,616
                               -------           ------         ------          --------      --------     -------
Net investment income
  (expense)..............          (31)            (164)         3,155            (4,029)      152,189       2,065
                               -------           ------         ------          --------      --------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          182            2,110         (2,338)         (101,863)      (37,193)    101,984
   Change in unrealized
     appreciation
     (depreciation)......       (2,348)          40,412         (4,648)           74,375       (74,258)    112,108
   Capital gain
     distributions.......           --               --             --                --         2,367          --
                               -------           ------         ------          --------      --------     -------
Net realized and
  unrealized gain (loss)
  on investments.........       (2,166)          42,522         (6,986)          (27,488)     (109,084)    214,092
                               -------           ------         ------          --------      --------     -------
Increase (decrease) in
  net assets from
  operations.............      $(2,197)          42,358         (3,831)          (31,517)       43,105     216,157
                               =======           ======         ======          ========      ========     =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                          GE Investments Funds, Inc. (continued)
                          -------------------------------------
                                            Premier
                          Mid-Cap  Money    Growth   Real Estate
                          Equity   Market   Equity   Securities
                           Fund     Fund     Fund       Fund
                          -------- ------- --------  -----------
                               Year Ended December 31, 2005
                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $147,497 537,684   12,724    349,548
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........    4,444  14,100    2,609      7,622
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........   14,238  43,118   11,413     10,322
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........       --     107       --         --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........   18,314  98,842    6,832     33,701
                          -------- ------- --------   --------
Net investment income
  (expense)..............  110,501 381,517   (8,130)   297,903
                          -------- ------- --------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  203,145      --  199,074    369,546
   Change in unrealized
     appreciation
     (depreciation)......   74,692      -- (171,103)  (436,216)
   Capital gain
     distributions.......  243,158      --       --    418,380
                          -------- ------- --------   --------
Net realized and
  unrealized gain (loss)
  on investments.........  520,995      --   27,971    351,710
                          -------- ------- --------   --------
Increase (decrease) in
  net assets from
  operations............. $631,496 381,517   19,841    649,613
                          ======== ======= ========   ========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                              GE Investments Funds, Inc. (continued)
                          ---------------------------------------------
                                     Small-Cap
                          S&P 500(R)   Value    Total     U.S.   Value
                            Index     Equity    Return   Equity  Equity
                             Fund      Fund      Fund     Fund    Fund
                          ---------- --------- -------  -------  ------
                                   Year Ended December 31, 2005
                          ---------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $391,764    37,636  140,679   29,534  11,830
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........    32,642       561    9,940    1,690      --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........    61,975     8,010    6,764    7,813   1,992
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........    10,229        --    2,411       --      --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........    53,113     7,712   25,784    5,145      --
                           --------   -------  -------  -------  ------
Net investment income
  (expense)..............   233,805    21,353   95,780   14,886   9,838
                           --------   -------  -------  -------  ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   654,723   133,961  126,661   55,324  33,677
   Change in unrealized
     appreciation
     (depreciation)......     2,335    72,309  (75,916) (19,938) (9,995)
   Capital gain
     distributions.......        --    83,564  140,349       --   3,783
                           --------   -------  -------  -------  ------
Net realized and
  unrealized gain (loss)
  on investments.........   657,058   289,834  191,094   35,386  27,465
                           --------   -------  -------  -------  ------
Increase (decrease) in
  net assets from
  operations.............  $890,863   311,187  286,874   50,272  37,303
                           ========   =======  =======  =======  ======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                            Goldman Sachs Variable    Greenwich Street
                                Insurance Trust          Series Fund               Janus Aspen Series
                          --------------------------  ----------------- ---------------------------------------
                                                      Salomon Brothers                               Flexible
                                                          Variable        Balanced      Balanced       Bond
                          Goldman Sachs Goldman Sachs    Aggressive     Portfolio --  Portfolio -- Portfolio --
                           Growth and      Mid Cap     Growth Fund --   Institutional   Service    Institutional
                           Income Fund   Value Fund       Class II         Shares        Shares       Shares
                          ------------- ------------- ----------------- ------------- ------------ -------------
                                  Year Ended             Year Ended
                               December 31, 2005      December 31, 2005       Year Ended December 31, 2005
                          --------------------------  ----------------- ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 13,217       199,183             --          173,080       81,742        53,761
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........        831         6,418             --           12,497           --         2,350
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........      2,644        13,556            156           15,569       11,938         2,399
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........         --            --             --               --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........      2,602        49,551             --           47,271           --         4,308
                            --------      --------         ------          -------      -------       -------
Net investment income
  (expense)..............      7,140       129,658           (156)          97,743       69,804        44,704
                            --------      --------         ------          -------      -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     34,128       316,612          5,368          136,381       76,445       (15,680)
   Change in unrealized
     appreciation
     (depreciation)......    (17,352)     (219,644)        13,575          258,869      133,956       (49,165)
   Capital gain
     distributions.......         --       512,114             --               --           --        30,901
                            --------      --------         ------          -------      -------       -------
Net realized and
  unrealized gain (loss)
  on investments.........     16,776       609,082         18,943          395,250      210,401       (33,944)
                            --------      --------         ------          -------      -------       -------
Increase (decrease) in
  net assets from
  operations.............   $ 23,916       738,740         18,787          492,993      280,205        10,760
                            ========      ========         ======          =======      =======       =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                   Janus Aspen Series (continued)
                          --------------------------------------------------------------------------------
                                                     Global Life     Global    International International
                              Forty        Forty       Sciences    Technology     Growth        Growth
                          Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                          Institutional   Service      Service      Service    Institutional    Service
                             Shares        Shares       Shares       Shares       Shares        Shares
                          ------------- ------------ ------------ ------------ ------------- -------------
                                                    Year Ended December 31, 2005
                          --------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  6,647           58           --           --         55,314        6,985
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........      3,411           --          227          401          6,186           --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........     11,726        1,931        1,933        1,511         13,468        1,513
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........         --           --           --           --             --           --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........     12,577           --        2,752          387         23,238           --
                            --------       ------       ------       ------      ---------      -------
Net investment income
  (expense)..............    (21,067)      (1,873)      (4,912)      (2,299)        12,422        5,472
                            --------       ------       ------       ------      ---------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    108,143       58,350       18,524       (8,864)       329,169      102,619
   Change in unrealized
     appreciation
     (depreciation)......    262,222       20,759       75,682       44,974        946,624       74,125
   Capital gain
     distributions.......         --           --           --           --             --           --
                            --------       ------       ------       ------      ---------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    370,365       79,109       94,206       36,110      1,275,793      176,744
                            --------       ------       ------       ------      ---------      -------
Increase (decrease) in
  net assets from
  operations.............   $349,298       77,236       89,294       33,811      1,288,215      182,216
                            ========       ======       ======       ======      =========      =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                   Janus Aspen Series (continued)
                          --------------------------------------------------------------------------------
                            Large Cap    Large Cap      Mid Cap      Mid Cap      Worldwide    Worldwide
                             Growth        Growth       Growth        Growth       Growth        Growth
                          Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                          Institutional   Service    Institutional   Service    Institutional   Service
                             Shares        Shares       Shares        Shares       Shares        Shares
                          ------------- ------------ ------------- ------------ ------------- ------------
                                                    Year Ended December 31, 2005
                          --------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 26,898          402            --           --       125,420        7,129
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........     15,183           --        16,686           --        20,822           --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........     19,774        1,548        19,631        2,580        15,994        2,150
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........         --           --            --           --            --           --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........     39,243           --        22,389           --        51,371           --
                            --------       ------       -------      -------       -------       ------
Net investment income
  (expense)..............    (47,302)      (1,146)      (58,706)      (2,580)       37,233        4,979
                            --------       ------       -------      -------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     46,405        7,451        99,241       45,563        51,223       21,040
   Change in unrealized
     appreciation
     (depreciation)......    254,539        4,360       695,925       76,335       320,186        4,955
   Capital gain
     distributions.......         --           --            --           --            --           --
                            --------       ------       -------      -------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    300,944       11,811       795,166      121,898       371,409       25,995
                            --------       ------       -------      -------       -------       ------
Increase (decrease) in
  net assets from
  operations.............   $253,642       10,665       736,460      119,318       408,642       30,974
                            ========       ======       =======      =======       =======       ======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                       MFS(R) Variable Insurance Trust
                          -----------------------------------------------------------------------------------------
                          MFS(R) Investors  MFS(R) Investors     MFS(R) New       MFS(R) Total
                            Growth Stock          Trust           Discovery          Return       MFS(R) Utilities
                          Series -- Service Series -- Service Series -- Service Series -- Service Series -- Service
                            Class Shares      Class Shares      Class Shares      Class Shares      Class Shares
                          ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                   Period from
                                                                                April 29, 2005 to    Year Ended
                                      Year Ended December 31, 2005              December 31, 2005 December 31, 2005
                          ----------------------------------------------------  ----------------- -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $ 1,044            3,257                --               --              12,140
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........           --               --               219               --                  --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........        1,913              614             3,966                1               3,612
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........           --               --                --               --                  --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........           --               --               382               --                  --
                               -------           ------            ------             ----             -------
Net investment income
  (expense)..............         (869)           2,643            (4,567)              (1)              8,528
                               -------           ------            ------             ----             -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       15,263           17,580            26,546             (364)            124,790
   Change in unrealized
     appreciation
     (depreciation)......       15,306           52,243            11,029              692             244,457
   Capital gain
     distributions.......           --               --                --               --                  --
                               -------           ------            ------             ----             -------
Net realized and
  unrealized gain (loss)
  on investments.........       30,569           69,823            37,575              328             369,247
                               -------           ------            ------             ----             -------
Increase (decrease) in
  net assets from
  operations.............      $29,700           72,466            33,008              327             377,775
                               =======           ======            ======             ====             =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                 Nations Separate         Old Mutual Insurance
                                   Account Trust              Company, Inc.
                          ------------------------------- --------------------
                                          Nations Marsico            Old Mutual
                          Nations Marsico  International  Old Mutual Large Cap
                              Growth       Opportunities  Growth II    Growth
                             Portfolio       Portfolio    Portfolio  Portfolio
                          --------------- --------------- ---------- ----------
                                    Year Ended                 Year Ended
                                 December 31, 2005          December 31, 2005
                          ------------------------------- --------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $    --           9,424           --         --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........          --              --        1,384      1,755
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........       1,281             870        2,947      3,625
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........          --              --           --         --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........          --              --        1,470      4,994
                              -------         -------      -------    -------
Net investment income
  (expense)..............      (1,281)          8,554       (5,801)   (10,374)
                              -------         -------      -------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      37,153          48,164      (18,752)     5,826
   Change in unrealized
     appreciation
     (depreciation)......      31,580         129,429       89,351     39,507
   Capital gain
     distributions.......          --          10,786           --         --
                              -------         -------      -------    -------
Net realized and
  unrealized gain (loss)
  on investments.........      68,733         188,379       70,599     45,333
                              -------         -------      -------    -------
Increase (decrease) in
  net assets from
  operations.............     $67,452         196,933       64,798     34,959
                              =======         =======      =======    =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                            Oppenheimer Variable Account Funds
                          ---------------------------------------------------------------------
                          Oppenheimer    Oppenheimer                  Oppenheimer   Oppenheimer
                          Aggressive  Aggressive Growth Oppenheimer    Balanced       Capital
                            Growth       Fund/VA --      Balanced     Fund/VA --    Appreciation
                            Fund/VA    Service Shares     Fund/VA    Service Shares   Fund/VA
                          ----------- ----------------- ----------- --------------- ------------
                                               Year Ended December 31, 2005
                          ---------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $     --            --          90,719        2,572         65,100
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........    19,043            --           7,004           --         18,081
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........     8,133           329           4,162          154         11,089
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........        --            --              --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........    44,151            --          47,139           --         35,159
                           --------        ------        --------       ------        -------
Net investment income
  (expense)..............   (71,327)         (329)         32,414        2,418            771
                           --------        ------        --------       ------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (22,552)        4,859          68,280          321        355,500
   Change in unrealized
     appreciation
     (depreciation)......   877,976        22,526        (143,596)       2,642        (95,523)
   Capital gain
     distributions.......        --            --         185,336        5,797             --
                           --------        ------        --------       ------        -------
Net realized and
  unrealized gain (loss)
  on investments.........   855,424        27,385         110,020        8,760        259,977
                           --------        ------        --------       ------        -------
Increase (decrease) in
  net assets from
  operations.............  $784,097        27,056         142,434       11,178        260,748
                           ========        ======        ========       ======        =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                            Oppenheimer Variable Account Funds (continued)
                          ----------------------------------------------------------------------------------
                           Oppenheimer                Oppenheimer                               Oppenheimer
                             Capital                     Global                  Oppenheimer    Main Street
                           Appreciation  Oppenheimer   Securities   Oppenheimer  Main Street     Small Cap
                            Fund/VA --    Core Bond    Fund/VA --   High Income   Fund/VA --     Fund/VA --
                          Service Shares   Fund/VA   Service Shares   Fund/VA   Service Shares Service Shares
                          -------------- ----------- -------------- ----------- -------------- --------------
                                                     Year Ended December 31, 2005
                          ----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $ 3,165       149,018       23,804       378,986       20,770             --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........         --         4,390           --        11,908           --             --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........        746         3,867        7,135         9,328        4,533            818
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........         --            --           --            --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........         --        22,487           --        36,315           --             --
                             -------       -------      -------      --------       ------         ------
Net investment income
  (expense)..............      2,419       118,274       16,669       321,435       16,237           (818)
                             -------       -------      -------      --------       ------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      4,098         4,525      194,212        (2,803)      56,430         22,914
   Change in unrealized
     appreciation
     (depreciation)......     18,180       (79,778)     204,938      (244,454)      24,170         26,527
   Capital gain
     distributions.......         --            --           --            --           --         12,361
                             -------       -------      -------      --------       ------         ------
Net realized and
  unrealized gain (loss)
  on investments.........     22,278       (75,253)     399,150      (247,257)      80,600         61,802
                             -------       -------      -------      --------       ------         ------
Increase (decrease) in
  net assets from
  operations.............    $24,697        43,021      415,819        74,178       96,837         60,984
                             =======       =======      =======      ========       ======         ======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                            PIMCO Variable Insurance Trust
                          --------------------------------------------------------------------------------------------------
                                             Foreign Bond
                                              Portfolio                      Long-Term
                              All Asset      (U.S. Dollar    High Yield   U.S. Government   Low Duration      Total Return
                            Portfolio --      Hedged) --    Portfolio --   Portfolio --     Portfolio --      Portfolio --
                               Advisor      Administrative Administrative Administrative       Advisor       Administrative
                            Class Shares     Class Shares   Class Shares   Class Shares     Class Shares      Class Shares
                          ----------------- -------------- -------------- --------------- ----------------- -----------------
                             Period from                                                     Period from
                          April 29, 2005 to                                               April 29, 2005 to    Year Ended
                          December 31, 2005         Year Ended December 31, 2005          December 31, 2005 December 31, 2005
                          ----------------- --------------------------------------------  ----------------- -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $1,118           6,123         152,458         154,980            408             332,518
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........          --              --              --              --             --                 853
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........          --             445           3,815           5,588              3              15,108
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........          --              --              --              --             --                  --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........          --              --              --              --             --               6,210
                               ------           -----         -------         -------           ----            --------
Net investment income
  (expense)..............       1,118           5,678         148,643         149,392            405             310,347
                               ------           -----         -------         -------           ----            --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          (1)            621          23,657          14,655             (1)             15,673
   Change in unrealized
     appreciation
     (depreciation)......          15           2,343         (82,702)        (80,632)          (225)           (220,626)
   Capital gain
     distributions.......         108              --              --          70,564             56              58,143
                               ------           -----         -------         -------           ----            --------
Net realized and
  unrealized gain (loss)
  on investments.........         122           2,964         (59,045)          4,587           (170)           (146,810)
                               ------           -----         -------         -------           ----            --------
Increase (decrease) in
  net assets from
  operations.............      $1,240           8,642          89,598         153,979            235             163,537
                               ======           =====         =======         =======           ====            ========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                      The Prudential Series                   Rydex
                                           Fund, Inc.                    Variable Trust
                          --------------------------------------------  -----------------
                          Jennison 20/20   Jennison
                              Focus      Portfolio -- Natural Resources
                           Portfolio --    Class II     Portfolio --
                             Class II       Shares        Class II          OTC Fund
                          -------------- ------------ ----------------- -----------------
                                                         Period from
                                  Year Ended          April 29, 2005 to    Year Ended
                               December 31, 2005      December 31, 2005 December 31, 2005
                          --------------------------  ----------------- -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $   --          --               --                 --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........         --          --               --                 --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........         37           6               63                555
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........         --          --               --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type
     V (note 4a).........         --          --               --                 --
                              ------         ---           ------            -------
Net investment income
  (expense)..............        (37)         (6)             (63)              (555)
                              ------         ---           ------            -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        298          71            9,872             49,653
   Change in unrealized
     appreciation
     (depreciation)......      3,672         504           18,831            (61,235)
   Capital gain
     distributions.......         --          --               --                 --
                              ------         ---           ------            -------
Net realized and
  unrealized gain (loss)
  on investments.........      3,970         575           28,703            (11,582)
                              ------         ---           ------            -------
Increase (decrease) in
  net assets from
  operations.............     $3,933         569           28,640            (12,137)
                              ======         ===           ======            =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1


                                               Salomon Brothers Variable Series Funds Inc
                          -------------------------------------------------------------------------------------
                          Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers
                              Variable         Variable         Variable         Variable      Variable Total
                              All Cap         Investors      Strategic Bond    Total Return    Return Fund --
                          Fund -- Class II Fund -- Class I  Fund -- Class I  Fund -- Class I      Class II
                          ---------------- ---------------- ---------------- ---------------- -----------------
                                                                                                 Period from
                                                                                              April 29, 2005 to
                                             Year Ended December 31, 2005                     December 31, 2005
                          ------------------------------------------------------------------  -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ 1,599           13,058           60,939            7,402             --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........          --            1,466            1,152              814             --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........         178            2,699            2,874              704             --
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........          --               --               --               --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........          --            6,847            5,699            1,745             --
                              -------           ------          -------           ------             --
Net investment income
  (expense)..............       1,421            2,046           51,214            4,139             --
                              -------           ------          -------           ------             --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       1,644           40,180             (247)           6,231             --
   Change in unrealized
     appreciation
     (depreciation)......       7,587           16,319          (49,251)          (4,068)            --
   Capital gain
     distributions.......         188               --           14,701            1,845             --
                              -------           ------          -------           ------             --
Net realized and
  unrealized gain (loss)
  on investments.........       9,419           56,499          (34,797)           4,008             --
                              -------           ------          -------           ------             --
Increase (decrease) in
  net assets from
  operations.............     $10,840           58,545           16,417            8,147             --
                              =======           ======          =======           ======             ==

                                  Van Kampen Life
                                 Investment Trust
                          ------------------------------
                                             Emerging
                             Comstock         Growth
                           Portfolio --    Portfolio --
                          Class II Shares Class II Shares
                          --------------- ---------------


                           Year Ended December 31, 2005
                          ------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       8,195             21
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)...........          --             --
   Expenses -- Mortality
     and expense risk
     charges -- Type II
     (note 4a)...........       1,841            360
   Expenses -- Mortality
     and expense risk
     charges -- Type IV
     (note 4a)...........          --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type V
     (note 4a)...........          --             --
                              -------         ------
Net investment income
  (expense)..............       6,354           (339)
                              -------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      27,783          4,824
   Change in unrealized
     appreciation
     (depreciation)......     (12,063)        15,684
   Capital gain
     distributions.......      28,374             --
                              -------         ------
Net realized and
  unrealized gain (loss)
  on investments.........      44,094         20,508
                              -------         ------
Increase (decrease) in
  net assets from
  operations.............      50,448         20,169
                              =======         ======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                           AIM Variable Insurance Funds
                              --------------------------------------------------------
                                AIM V.I. Basic   AIM V.I. Capital      AIM V.I. Growth
                                Value Fund --    Appreciation Fund --      Fund --
                               Series II shares   Series I shares      Series I shares
                              -----------------  -------------------  ----------------
                                  Year Ended        Year Ended           Year Ended
                                 December 31,      December 31,         December 31,
                              -----------------  -------------------  ----------------
                                2005      2004     2005       2004      2005     2004
                              --------  -------   -------   -------   -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,257     (466)  (1,205)    (1,413)   (1,392)  (1,289)
   Net realized gain
     (loss) on
     investments.............   15,960    1,763   26,766     14,192    13,430   12,493
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   13,619   40,917   18,670     19,002    11,557   13,961
   Capital gain
     distributions...........    4,637       --       --         --        --       --
                              --------  -------   -------   -------   -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   36,473   42,214   44,231     31,781    23,595   25,165
                              --------  -------   -------   -------   -------  -------
From capital
  transactions:
   Net premiums..............  220,433  264,000   72,565     92,282    49,308   56,301
   Loan interest.............       --       --     (149)      (182)      (35)     (37)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --       --   (1,095)        --        --       --
     Surrenders..............  (39,922)    (310) (19,382)   (20,845)  (28,895) (30,333)
     Capital
       Contributions
       (withdrawal)..........       --       --       --         --        --       --
     Loans...................       --       --   (7,863)    (1,038)      (64)    (500)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (30,474) (19,419) (35,380)   (38,823)  (32,227) (34,209)
     Transfers (to) from
       the Guarantee
       Account...............       37   (4,041)   6,230     34,341      (464)     (81)
     Transfers (to) from
       other subaccounts.....  (25,812)  58,814  (25,602)   (20,684)   (6,391) (10,774)
                              --------  -------   -------   -------   -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  124,262  299,044  (10,676)    45,051   (18,768) (19,633)
                              --------  -------   -------   -------   -------  -------
Increase (decrease) in
  net assets.................  160,735  341,258   33,555     76,832     4,827    5,532
Net assets at beginning
  of year....................  506,997  165,739  521,452    444,620   343,182  337,650
                              --------  -------   -------   -------   -------  -------
Net assets at end of year.... $667,732  506,997  555,007    521,452   348,009  343,182
                              ========  =======   =======   =======   =======  =======
Changes in units (note
  5):
   Units purchased...........   23,610   25,556   35,697     29,207    10,723   15,168
   Units redeemed............  (14,784)  (3,118) (36,931)   (22,642)  (13,760) (19,209)
                              --------  -------   -------   -------   -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........    8,826   22,438   (1,234)     6,565    (3,037)  (4,041)
                              ========  =======   =======   =======   =======  =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                   AIM Variable Insurance Funds (continued)
                              --------------------------------------------------
                                   AIM V.I. International       AIM V.I. Premier
                                       Growth Fund --            Equity Fund --
                                      Series II shares           Series I shares
                              --------------------------------  ----------------
                                                                   Year Ended
                               Year Ended      Period from        December 31,
                              December 31, November 15, 2004 to ----------------
                                  2005      December 31, 2004     2005     2004
                              ------------ -------------------- -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $  1,036              --          5,058    1,812
   Net realized gain
     (loss) on
     investments.............      2,735              (9)        17,725   14,926
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     27,910             474         22,912   31,262
   Capital gain
     distributions...........         --              --             --       --
                                --------          ------        -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     31,681             465         45,695   48,000
                                --------          ------        -------  -------
From capital
  transactions:
   Net premiums..............     49,644          15,195         91,468  128,948
   Loan interest.............        (70)             --           (463)    (297)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --              --        (14,853) (21,126)
     Surrenders..............         --              --        (32,459) (23,345)
     Capital
       Contributions
       (withdrawal)..........         --              --             --       --
     Loans...................         --              --         (3,445) (11,262)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....     (7,951)            (16)       (55,960) (59,999)
     Transfers (to) from
       the Guarantee
       Account...............      1,168              69            425    6,200
     Transfers (to) from
       other subaccounts.....    139,886              56        (19,561) (23,920)
                                --------          ------        -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    182,677          15,304        (34,848)  (4,801)
                                --------          ------        -------  -------
Increase (decrease) in
  net assets.................    214,358          15,769         10,847   43,199
Net assets at beginning
  of year....................     15,769              --        890,817  847,618
                                --------          ------        -------  -------
Net assets at end of year....   $230,127          15,769        901,664  890,817
                                ========          ======        =======  =======
Changes in units (note
  5):
   Units purchased...........     28,163           1,748         18,061   25,138
   Units redeemed............    (11,249)           (267)       (22,424) (25,852)
                                --------          ------        -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........     16,914           1,481         (4,363)    (714)
                                ========          ======        =======  =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                        The Alger American Fund
                              -------------------------------------------
                                                        Alger American
                                  Alger American     Small Capitalization
                               Growth Portfolio --       Portfolio --
                                  Class O Shares        Class O Shares
                              ---------------------  --------------------
                                    Year Ended            Year Ended
                                   December 31,          December 31,
                              ---------------------  --------------------
                                 2005        2004       2005       2004
                              ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (30,783)   (46,794)   (31,950)   (31,338)
   Net realized gain
     (loss) on
     investments.............    (49,700)  (224,098)   196,847    138,855
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    524,492    469,063    311,554    330,195
   Capital gain
     distributions...........         --         --         --         --
                              ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    444,009    198,171    476,451    437,712
                              ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    365,334    414,296    256,679    253,145
   Loan interest.............     (2,708)    (2,363)    (3,442)    12,928
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (2,396)   (33,736)    (3,554)   (15,732)
     Surrenders..............   (304,520)  (189,813)  (229,675)  (104,892)
     Capital
       Contributions
       (withdrawal)..........         --         --         --         --
     Loans...................    (71,502)   (13,479)   (22,796)    (5,535)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (320,975)  (367,731)  (200,800)  (208,621)
     Transfers (to) from
       the Guarantee
       Account...............     (1,820)     2,415    (15,165)     7,436
     Transfers (to) from
       other subaccounts.....   (440,603)  (343,757)  (223,670)    88,307
                              ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (779,190)  (534,168)  (442,423)    27,036
                              ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   (335,181)  (335,997)    34,028    464,748
Net assets at beginning
  of year....................  4,983,571  5,319,568  3,537,846  3,073,098
                              ----------  ---------  ---------  ---------
Net assets at end of year.... $4,648,390  4,983,571  3,571,874  3,537,846
                              ==========  =========  =========  =========
Changes in units (note
  5):
   Units purchased...........     40,933     65,195    118,295    297,387
   Units redeemed............    (85,971)   (97,336)  (163,115)  (298,132)
                              ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........    (45,038)   (32,141)   (44,820)      (745)
                              ==========  =========  =========  =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                           AllianceBernstein Variable Products Series Fund, Inc.
                              --------------------------------------------------------------------------------
                              AllianceBernstein      AllianceBernstein             AllianceBernstein
                              Global Technology      Growth and Income            International Value
                              Portfolio -- Class B Portfolio -- Class B           Portfolio -- Class B
                              -------------------  --------------------  -------------------------------------
                                  Year Ended            Year Ended
                                 December 31,          December 31,                            Period from
                              -------------------  --------------------     Year Ended     November 15, 2004 to
                                2005       2004       2005       2004    December 31, 2005  December 31, 2004
                              --------   -------   ---------  ---------  ----------------- --------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (148)     (105)     51,690     22,973         1,618                 --
   Net realized gain
     (loss) on
     investments.............      633       693     161,575    157,502         3,485                  1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    5,130    12,270      16,705    319,106        60,354                353
   Capital gain
     distributions...........       --        --          --         --         2,062                 --
                              --------   -------   ---------  ---------       -------             ------
       Increase
         (decrease) in
         net assets from
         operations..........    5,615    12,858     229,970    499,581        67,519                354
                              --------   -------   ---------  ---------       -------             ------
From capital
  transactions:
   Net premiums..............    8,774   130,940     511,587    706,462       156,034              5,744
   Loan interest.............       --        --      (1,059)    (2,386)           --                 --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --        --     (41,459)  (207,031)           --                 --
     Surrenders..............   (5,301)      (39)   (148,526)   (72,062)           --                 --
     Capital
       Contributions
       (withdrawal)..........       --        --          --         --            --                 --
     Loans...................       --        --     (21,311)   (23,014)           --                 --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (5,948)   (4,019)   (244,616)  (241,931)      (14,224)               (37)
     Transfers (to) from
       the Guarantee
       Account...............       34    (2,941)     23,590     67,531        14,308                  1
     Transfers (to) from
       other subaccounts.....      418     1,011     127,763     44,033       332,132              7,589
                              --------   -------   ---------  ---------       -------             ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (2,023)  124,952     205,969    271,602       488,250             13,297
                              --------   -------   ---------  ---------       -------             ------
Increase (decrease) in
  net assets.................    3,592   137,810     435,939    771,183       555,769             13,651
Net assets at beginning
  of year....................  165,721    27,911   5,094,681  4,323,498        13,651                 --
                              --------   -------   ---------  ---------       -------             ------
Net assets at end of year.... $169,313   165,721   5,530,620  5,094,681       569,420             13,651
                              ========   =======   =========  =========       =======             ======
Changes in units (note
  5):
   Units purchased...........    1,206    10,965     162,932    238,611        64,360              1,296
   Units redeemed............   (1,362)   (1,199)   (145,869)  (213,420)      (19,320)                (4)
                              --------   -------   ---------  ---------       -------             ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........     (156)    9,766      17,063     25,191        45,040              1,293
                              ========   =======   =========  =========       =======             ======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                   AllianceBernstein Variable                American
                                        Products Series                  Century Variable
                                     Fund, Inc. (continued)             Portfolios II, Inc.
                              ----------------------------------------  -------------------
                              AllianceBernstein    AllianceBernstein       VP Inflation
                               Large Cap Growth    Small Cap Growth         Protection
                              Portfolio -- Class B Portfolio -- Class B  Fund -- Class II
                              -------------------  -------------------  -------------------
                                  Year Ended          Year Ended
                                 December 31,        December 31,           Period from
                              -------------------  -------------------   April 29, 2005 to
                                2005       2004      2005       2004     December 31, 2005
                              --------   -------    -------   -------   -------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,415)   (1,285)     (619)      (567)           250
   Net realized gain
     (loss) on
     investments.............   25,887     8,770    21,420      7,523             --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   53,308    32,989   (16,988)    22,016           (126)
   Capital gain
     distributions...........       --        --        --         --             --
                              --------   -------    -------   -------         ------
       Increase
         (decrease) in
         net assets from
         operations..........   77,780    40,474     3,813     28,972            124
                              --------   -------    -------   -------         ------
From capital
  transactions:
   Net premiums..............   60,827    60,554    21,050     25,167         10,102
   Loan interest.............      (90)      (37)      (61)       (46)            --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (370)       --        --         --             --
     Surrenders..............   (4,745)   (7,899)   (8,609)    (5,613)            --
     Capital
       Contributions
       (withdrawal)..........       --        --        --         --             --
     Loans...................   (1,535)   (5,568)      (67)    (1,007)            --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (35,127)  (33,028)  (11,321)   (13,552)          (157)
     Transfers (to) from
       the Guarantee
       Account...............    5,504     8,746       379      2,659            (29)
     Transfers (to) from
       other subaccounts.....  (47,988)  (15,876)  (85,422)    45,092            324
                              --------   -------    -------   -------         ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (23,524)    6,892   (84,051)    52,700         10,240
                              --------   -------    -------   -------         ------
Increase (decrease) in
  net assets.................   54,256    47,366   (80,238)    81,672         10,364
Net assets at beginning
  of year....................  549,536   502,170   248,621    166,949             --
                              --------   -------    -------   -------         ------
Net assets at end of year.... $603,792   549,536   168,383    248,621         10,364
                              ========   =======    =======   =======         ======
Changes in units (note
  5):
   Units purchased...........   33,194    32,932     5,251     12,753          1,046
   Units redeemed............  (36,288)  (32,817)  (14,544)    (6,467)           (16)
                              --------   -------    -------   -------         ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........   (3,094)      114    (9,293)     6,286          1,030
                              ========   =======    =======   =======         ======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                            Eaton Vance                     Evergreen Variable
                                  Dreyfus                 Variable Trust                       Annuity Trust
                             -----------------  ----------------------------------  ----------------------------------
                                The Dreyfus
                                  Socially
                                Responsible
                                Growth Fund,     VT Floating --     VT Worldwide                 Evergreen
                                  Inc. --             Rate             Health                    VA Omega
                               Initial Shares      Income Fund      Sciences Fund             Fund -- Class 2
                             -----------------  ----------------  ----------------  ----------------------------------
                                 Year Ended        Year Ended        Year Ended
                                December 31,      December 31,      December 31,                         Period from
                             -----------------  ----------------  ----------------     Year Ended     April 30, 2004 to
                               2005      2004     2005     2004     2005     2004   December 31, 2005 December 31, 2004
                             --------  -------  -------  -------  -------  -------  ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
   Net investment income
     (expense).............. $   (456)     (20)  34,118   11,915     (414)    (368)           10               --
   Net realized gain
     (loss) on
     investments............    1,803    2,084      214      184    1,492      418         1,204               90
   Change in unrealized
     appreciation
     (depreciation) on
     investments............    1,881    3,126   (2,016)     465   25,669   16,003         1,525            2,310
   Capital gain
     distributions..........       --       --       --       --       --       --            --               --
                             --------  -------  -------  -------  -------  -------       -------           ------
      Increase
        (decrease) in
        net assets from
        operations..........    3,228    5,190   32,316   12,564   26,747   16,053         2,739            2,400
                             --------  -------  -------  -------  -------  -------       -------           ------
From capital
 transactions:
   Net premiums.............   17,424   21,808  213,938  393,265   51,708  140,714        17,500               --
   Loan interest............        5       (2)     (96)      --       (1)       2            --               --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.........   (1,292)      --       --       --       --       --            --               --
     Surrenders.............   (4,295)  (9,005)  (6,081) (24,143)  (5,354)    (741)           --               --
     Capital
      Contributions
      (withdrawal)..........       --       --       --       --       --       --            --               --
     Loans..................     (910)    (289)      --       --        3        3            --               --
     Cost of insurance
      and administrative
      expenses (note 4a)....   (8,994)  (9,900) (22,299) (11,683) (13,362) (10,139)         (831)            (313)
     Transfers (to) from
      the Guarantee
      Account...............      (34)     (13) (14,084)   1,007   12,229   35,289         7,647            7,483
     Transfers (to) from
      other subaccounts.....     (317)  (7,315)  43,941  147,073      383   (2,864)      (14,528)          24,435
                             --------  -------  -------  -------  -------  -------       -------           ------
      Increase
        (decrease) in
        net assets from
        capital
        transactions
        (note 5)............    1,587   (4,716) 215,319  505,519   45,606  162,264         9,788           31,605
                             --------  -------  -------  -------  -------  -------       -------           ------
Increase (decrease) in
 net assets.................    4,815      474  247,635  518,083   72,353  178,317        12,527           34,005
Net assets at beginning
 of year....................  100,698  100,224  699,579  181,496  324,405  146,088        34,005               --
                             --------  -------  -------  -------  -------  -------       -------           ------
Net assets at end of year... $105,513  100,698  947,214  699,579  396,758  324,405        46,532           34,005
                             ========  =======  =======  =======  =======  =======       =======           ======
Changes in units (note
 5):
   Units purchased..........    3,851    4,624   45,664   62,024    7,951   15,292         2,562            4,332
   Units redeemed...........   (3,481)  (5,397) (25,362) (13,197)  (4,286)  (2,010)       (1,544)          (1,164)
                             --------  -------  -------  -------  -------  -------       -------           ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004..........      370     (772)  20,302   48,827    3,665   13,282         1,018            3,168
                             ========  =======  =======  =======  =======  =======       =======           ======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                                           FAM Variable Series Fund, Inc.
                            -----------------------------------------------------------------------------------------
                                                                 Mercury Global
                                                                   Allocation
                                    Mercury Basic Value           V.I. Fund --         Mercury Large Cap Growth
                               V.I. Fund -- Class III Shares    Class III Shares     V.I. Fund -- Class III Shares
                            ----------------------------------  ----------------- ----------------------------------
                                                 Period from       Period from                         Period from
                               Year Ended     April 30, 2004 to April 29, 2005 to    Year Ended     April 30, 2004 to
                            December 31, 2005 December 31, 2004 December 31, 2005 December 31, 2005 December 31, 2004
                            ----------------- ----------------- ----------------- ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............      $ 3,244               82                12                 (1)              29
 Net realized gain
   (loss) on investments...          311                2                26                425               (7)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............       (1,931)             633                51              9,500            1,780
 Capital gain
   distributions...........           11               12                --                 --               --
                                 -------            -----            ------            -------           ------
    Increase (decrease)
     in net assets from
     operations............        1,635              729                89              9,924            1,802
                                 -------            -----            ------            -------           ------
From capital
 transactions:
 Net premiums..............       14,398            7,500             1,991             54,420           22,941
 Loan interest.............           --               --                --                 --               --
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........           --               --                --                 --               --
   Surrenders..............           --               --                --                 --               --
   Capital Contributions
    (withdrawal)...........           --               --                --                 --               --
   Loans...................           --               --                --                 --               --
   Cost of insurance and
    administrative
    expenses (note 4a).....       (2,270)             (63)             (252)            (3,219)            (335)
   Transfers (to) from
    the Guarantee Account..        4,908               --                 1              3,509              227
   Transfers (to) from
    other subaccounts......       14,066               --            (1,195)            10,824               --
                                 -------            -----            ------            -------           ------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................       31,102            7,437               545             65,534           22,833
                                 -------            -----            ------            -------           ------
Increase (decrease) in
 net assets................       32,737            8,166               634             75,458           24,635
Net assets at beginning
 of year...................        8,166               --                --             24,635               --
                                 -------            -----            ------            -------           ------
Net assets at end of year..      $40,903            8,166               634            100,093           24,635
                                 =======            =====            ======            =======           ======
Changes in units (note
 5):
 Units purchased...........        3,842              749               262              6,489            2,284
 Units redeemed............         (938)              (6)             (205)              (469)             (39)
                                 -------            -----            ------            -------           ------
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners during
   the years or lesser
   periods ended
   December 31, 2005 and
   2004....................        2,904              743                57              6,020            2,245
                                 =======            =====            ======            =======           ======

                            -----------------------------------


                                Mercury Value Opportunities
                               V.I. Fund -- Class III Shares
                            ----------------------------------
                                                 Period from
                               Year Ended     April 30, 2004 to
                            December 31, 2005 December 31, 2004
                            ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............       18,362            2,038
 Net realized gain
   (loss) on investments...       (1,077)              51
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............      (13,935)          (4,847)
 Capital gain
   distributions...........          993            5,475
                                 -------           ------
    Increase (decrease)
     in net assets from
     operations............        4,343            2,717
                                 -------           ------
From capital
 transactions:
 Net premiums..............       13,638           27,269
 Loan interest.............           --               --
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........           --               --
   Surrenders..............           --               --
   Capital Contributions
    (withdrawal)...........           --               --
   Loans...................           --               --
   Cost of insurance and
    administrative
    expenses (note 4a).....       (1,404)            (328)
   Transfers (to) from
    the Guarantee Account..          (89)             281
   Transfers (to) from
    other subaccounts......        4,131           (1,394)
                                 -------           ------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................       16,276           25,828
                                 -------           ------
Increase (decrease) in
 net assets................       20,619           28,545
Net assets at beginning
 of year...................       28,545               --
                                 -------           ------
Net assets at end of year..       49,164           28,545
                                 =======           ======
Changes in units (note
 5):
 Units purchased...........        2,106            2,887
 Units redeemed............         (680)            (366)
                                 -------           ------
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners during
   the years or lesser
   periods ended
   December 31, 2005 and
   2004....................        1,426            2,520
                                 =======           ======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                Federated Insurance Series
                              --------------------------------------------------------------
                                Federated American                      Federated High Income
                                Leaders Fund II --   Federated Capital     Bond Fund II --
                                  Primary Shares       Income Fund II      Primary Shares
                              ---------------------  -----------------  --------------------
                                    Year Ended           Year Ended          Year Ended
                                   December 31,         December 31,        December 31,
                              ---------------------  -----------------  --------------------
                                 2005        2004      2005      2004      2005       2004
                              ----------  ---------  --------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    8,749      6,209    24,276   19,878    102,337     89,292
   Net realized gain
     (loss) on
     investments.............     63,656     81,123   (19,853) (73,269)    (8,363)    39,179
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (14,883)    41,099    24,835  124,637    (74,830)    (3,926)
   Capital gain
     distributions...........         --         --        --       --         --         --
                              ----------  ---------  --------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     57,522    128,431    29,258   71,246     19,144    124,545
                              ----------  ---------  --------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............     89,342     66,590    33,245   36,733     82,400     85,687
   Loan interest.............       (690)      (959)     (380)    (265)      (720)      (769)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (10,238)    (1,620)   (9,374)  (3,930)    (2,066)   (16,807)
     Surrenders..............   (126,460)  (178,369) (106,108) (17,295)   (18,168)  (137,467)
     Capital
       Contributions
       (withdrawal)..........         --         --        --       --         --         --
     Loans...................     (9,113)    (1,615)     (828)  (1,997)    (6,362)     1,249
     Cost of insurance
       and
       administrative
       expenses (note 4a)....    (64,778)   (72,469)  (36,790) (40,512)   (82,481)   (96,980)
     Transfers (to) from
       the Guarantee
       Account...............      7,124    (17,402)    6,470      629     (8,638)   (20,780)
     Transfers (to) from
       other subaccounts.....    (43,578)   (18,300) (149,081) 146,176   (244,104)   (19,136)
                              ----------  ---------  --------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (158,391)  (224,144) (262,846) 119,539   (280,139)  (205,003)
                              ----------  ---------  --------  -------  ---------  ---------
Increase (decrease) in
  net assets.................   (100,869)   (95,713) (233,588) 190,785   (260,995)   (80,458)
Net assets at beginning
  of year....................  1,507,192  1,602,905   824,587  633,802  1,434,706  1,515,164
                              ----------  ---------  --------  -------  ---------  ---------
Net assets at end of year.... $1,406,323  1,507,192   590,999  824,587  1,173,711  1,434,706
                              ==========  =========  ========  =======  =========  =========
Changes in units (note
  5):
   Units purchased...........     26,036     97,376    13,598   55,654     25,073     76,939
   Units redeemed............    (34,224)  (110,122)  (31,904) (46,016)   (40,039)   (88,948)
                              ----------  ---------  --------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........     (8,188)   (12,746)  (18,306)   9,638    (14,966)   (12,009)
                              ==========  =========  ========  =======  =========  =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                              Federated Insurance Series (continued)
                              ------------------------------------
                                   Federated           Federated
                               High Income Bond        Kaufmann
                                  Fund II --          Fund II --
                                Service Shares      Service Shares
                              ------------------   ----------------
                                  Year Ended          Year Ended
                                 December 31,        December 31,
                              ------------------   ----------------
                                 2005       2004     2005     2004
                              ---------   -------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  80,606    51,638   (1,463)    (965)
   Net realized gain
     (loss) on
     investments.............    (6,096)   17,034   22,093    9,973
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (56,817)   15,409   72,697   68,372
   Capital gain
     distributions...........        --        --      976       --
                              ---------   -------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    17,693    84,081   94,303   77,380
                              ---------   -------  -------  -------
From capital
  transactions:
   Net premiums..............   167,333   270,927  159,409  298,931
   Loan interest.............       (16)       (1)     (66)     (34)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (6,872)       --       --       --
     Surrenders..............   (27,554)  (41,097) (15,833)      (5)
     Capital
       Contributions
       (withdrawal)..........        --        --       --       --
     Loans...................    (1,378)      (26)  (7,186)  (1,991)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (41,578)  (41,259) (25,592) (15,925)
     Transfers (to) from
       the Guarantee
       Account...............     7,900   (36,731)  14,551   12,974
     Transfers (to) from
       other subaccounts.....  (137,452)  (38,908)  15,125   27,881
                              ---------   -------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (39,617)  112,905  140,408  321,831
                              ---------   -------  -------  -------
Increase (decrease) in
  net assets.................   (21,924)  196,986  234,711  399,211
Net assets at beginning
  of year....................   986,645   789,659  709,330  310,119
                              ---------   -------  -------  -------
Net assets at end of year.... $ 964,721   986,645  944,041  709,330
                              =========   =======  =======  =======
Changes in units (note
  5):
   Units purchased...........    29,375    37,493   25,556   31,032
   Units redeemed............   (32,471)  (28,339) (16,205)  (7,907)
                              ---------   -------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........    (3,096)    9,153    9,351   23,125
                              =========   =======  =======  =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                  Fidelity Variable Insurance Products Fund
                              ---------------------------------------------------------------------------------
                              VIP Asset Manager/SM/                                         VIP Contrafund(R)
                                   Portfolio --      VIP Asset Manager/SM/ Portfolio --       Portfolio --
                                  Initial Class                Service Class 2                Initial Class
                              ---------------------  ----------------------------------  ----------------------
                                    Year Ended                                                 Year Ended
                                   December 31,                           Period from         December 31,
                              ---------------------     Year Ended     April 30, 2004 to ----------------------
                                 2005        2004    December 31, 2005 December 31, 2004    2005        2004
                              ----------  ---------  ----------------- ----------------- ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  122,024    132,417         1,074               --         (127,352)   (104,098)
   Net realized gain
     (loss) on
     investments.............    (21,890)   (74,545)           48                2          860,734     602,682
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    108,677    261,181         5,005            1,327        1,873,427   1,547,898
   Capital gain
     distributions...........         --         --            --               --               --          --
                              ----------  ---------       -------           ------       ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    208,811    319,053         6,127            1,329        2,606,809   2,046,482
                              ----------  ---------       -------           ------       ----------  ----------
From capital
  transactions:
   Net premiums..............    258,562    363,501        93,496           32,011          646,970     657,363
   Loan interest.............      3,349      7,040            --               --           22,069      22,649
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (130,140)  (277,394)           --               --         (101,793)   (106,903)
     Surrenders..............   (461,900)  (343,264)           --               --         (917,365)   (696,994)
     Capital
       Contributions
       (withdrawal)..........         --         --            --               --               --          --
     Loans...................      4,376   (179,982)           --               --          (31,034)    (30,872)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (249,697)  (263,006)       (2,601)            (278)        (667,810)   (638,663)
     Transfers (to) from
       the Guarantee
       Account...............      1,633      9,760        12,607               64           (7,329)     12,975
     Transfers (to) from
       other subaccounts.....   (194,007)   181,840            --               --        1,885,298     776,311
                              ----------  ---------       -------           ------       ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (767,824)  (501,505)      103,502           31,797          829,006      (4,134)
                              ----------  ---------       -------           ------       ----------  ----------
Increase (decrease) in
  net assets.................   (559,013)  (182,452)      109,629           33,126        3,435,815   2,042,348
Net assets at beginning
  of year....................  7,684,900  7,867,352        33,126               --       16,421,418  14,379,070
                              ----------  ---------       -------           ------       ----------  ----------
Net assets at end of year.... $7,125,887  7,684,900       142,755           33,126       19,857,233  16,421,418
                              ==========  =========       =======           ======       ==========  ==========
Changes in units (note
  5):
   Units purchased...........     29,690     39,308        10,385            3,195          150,744     199,450
   Units redeemed............    (55,319)   (57,114)         (406)             (30)        (128,559)   (199,312)
                              ----------  ---------       -------           ------       ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........    (25,629)   (17,806)        9,979            3,166           22,185         138
                              ==========  =========       =======           ======       ==========  ==========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                  Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------
                                                       VIP Dynamic
                                                         Capital
                                VIP Contrafund(R)     Appreciation
                                   Portfolio --       Portfolio --      VIP Equity-Income
                                     Service             Service          Portfolio --
                                     Class 2             Class 2          Initial Class
                              ---------------------  --------------  ----------------------
                                    Year Ended         Year Ended          Year Ended
                                   December 31,       December 31,        December 31,
                              ---------------------  --------------  ----------------------
                                 2005        2004     2005    2004      2005        2004
                              ----------  ---------  ------  ------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (5,545)    (2,969)    (37)    (17)    186,932      89,383
   Net realized gain
     (loss) on
     investments.............    228,117    137,359   1,464     (15)    448,073     444,909
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    419,761    271,633  10,556   1,018    (402,451)  1,186,892
   Capital gain
     distributions...........         --         --      --      --     567,083      66,469
                              ----------  ---------  ------  ------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    642,333    406,023  11,983     986     799,637   1,787,653
                              ----------  ---------  ------  ------  ----------  ----------
From capital
  transactions:
   Net premiums..............    856,170    824,948  18,998  44,128     655,008     690,490
   Loan interest.............       (488)    (2,006)     --      --     (10,550)    (11,867)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --   (163,231)     --      --    (117,223)   (244,046)
     Surrenders..............    (68,132)   (86,031)     --      --    (944,110) (1,202,657)
     Capital
       Contributions
       (withdrawal)..........         --         --      --      --          --          --
     Loans...................    (40,062)    (3,073)     --      --     (93,004)    (95,506)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (232,068)  (188,814) (1,760)   (986)   (643,736)   (695,840)
     Transfers (to) from
       the Guarantee
       Account...............     20,126     17,313      (5)  1,060     (10,267)     (9,815)
     Transfers (to) from
       other subaccounts.....    356,434     46,484      22      --    (957,290)    242,561
                              ----------  ---------  ------  ------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    891,980    445,590  17,255  44,202  (2,121,172) (1,326,680)
                              ----------  ---------  ------  ------  ----------  ----------
Increase (decrease) in
  net assets.................  1,534,313    851,613  29,238  45,188  (1,321,535)    460,973
Net assets at beginning
  of year....................  3,351,525  2,499,912  47,293   2,105  18,604,516  18,143,543
                              ----------  ---------  ------  ------  ----------  ----------
Net assets at end of year.... $4,885,838  3,351,525  76,531  47,293  17,282,981  18,604,516
                              ==========  =========  ======  ======  ==========  ==========
Changes in units (note
  5):
   Units purchased...........    169,810    127,757   4,448   3,832      41,687      81,541
   Units redeemed............    (96,578)   (84,993) (3,100)   (101)    (87,177)   (111,303)
                              ----------  ---------  ------  ------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........     73,232     42,764   1,348   3,730     (45,490)    (29,762)
                              ==========  =========  ======  ======  ==========  ==========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                  Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------
                                VIP Equity-Income     VIP Growth & Income  VIP Growth & Income
                                   Portfolio --          Portfolio --        Portfolio --
                                  Service Class 2        Initial Class      Service Class 2
                              ---------------------  --------------------  ------------------
                                    Year Ended            Year Ended          Year Ended
                                   December 31,          December 31,        December 31,
                              ---------------------  --------------------  ------------------
                                 2005        2004       2005       2004      2005      2004
                              ----------  ---------  ---------  ---------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   62,622     34,435     12,098      2,521    8,630     3,046
   Net realized gain
     (loss) on
     investments.............     91,992     82,225     44,165     43,725   16,681    15,412
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (56,268)   232,291     55,888     43,605   33,138    19,971
   Capital gain
     distributions...........    117,739     10,604         --         --       --        --
                              ----------  ---------  ---------  ---------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    216,085    359,555    112,151     89,851   58,449    38,429
                              ----------  ---------  ---------  ---------  -------   -------
From capital
  transactions:
   Net premiums..............    410,544    779,185    199,153    192,020  113,161   280,127
   Loan interest.............     (1,057)      (766)      (987)        44     (214)     (158)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --    (10,558)    (1,061)        --   (1,311)       --
     Surrenders..............    (70,134)   (84,414)  (156,231)  (425,140) (39,968)  (43,877)
     Capital
       Contributions
       (withdrawal)..........         --         --         --         --       --        --
     Loans...................     (5,598)    (9,044)   (13,442)    (2,495)  (2,693)   (1,775)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (176,840)  (173,180)  (142,859)  (166,762) (59,739)  (59,634)
     Transfers (to) from
       the Guarantee
       Account...............      3,893     86,892    (17,414)   (19,627)   6,495    14,880
     Transfers (to) from
       other subaccounts.....     92,357     48,206    (68,991)   (32,261)  15,279   (46,413)
                              ----------  ---------  ---------  ---------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    253,165    636,321   (201,832)  (454,221)  31,010   143,150
                              ----------  ---------  ---------  ---------  -------   -------
Increase (decrease) in
  net assets.................    469,250    995,876    (89,681)  (364,370)  89,459   181,579
Net assets at beginning
  of year....................  3,741,312  2,745,436  1,906,532  2,270,902  811,993   630,414
                              ----------  ---------  ---------  ---------  -------   -------
Net assets at end of year.... $4,210,562  3,741,312  1,816,851  1,906,532  901,452   811,993
                              ==========  =========  =========  =========  =======   =======
Changes in units (note
  5):
   Units purchased...........     99,026    121,568     49,664     77,991   30,696    43,508
   Units redeemed............    (77,755)   (63,609)   (62,530)  (107,892) (27,340)  (27,952)
                              ----------  ---------  ---------  ---------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........     21,271     57,959    (12,866)   (29,901)   3,356    15,556
                              ==========  =========  =========  =========  =======   =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                   Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------
                                  VIP Growth
                                Opportunities          VIP Growth             VIP Growth
                                 Portfolio --         Portfolio --           Portfolio --
                                Initial Class         Initial Class         Service Class 2
                              -----------------  ----------------------  --------------------
                                  Year Ended           Year Ended             Year Ended
                                 December 31,         December 31,           December 31,
                              -----------------  ----------------------  --------------------
                                2005      2004      2005        2004        2005       2004
                              --------  -------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (366)  (2,060)    (55,718)    (94,196)    (2,618)    (5,041)
   Net realized gain
     (loss) on
     investments.............   20,115    4,733      53,956      10,876     22,843     36,076
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   30,666   32,299     538,099     374,135     73,679     12,869
   Capital gain
     distributions...........       --       --          --          --         --         --
                              --------  -------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   50,415   34,972     536,337     290,815     93,904     43,904
                              --------  -------  ----------  ----------  ---------  ---------
From capital
  transactions:
   Net premiums..............   59,876   62,585     776,152     838,064    356,235    418,270
   Loan interest.............     (901)  (1,640)    (25,858)    (21,505)      (356)      (237)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --       --    (177,922)   (144,570)        --       (245)
     Surrenders..............  (13,220) (18,611)   (679,589)   (740,199)   (56,752)   (61,263)
     Capital
       Contributions
       (withdrawal)..........       --       --          --          --         --         --
     Loans...................     (239)    (109)    (94,976)   (148,013)    (4,810)    (7,487)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (40,328) (41,473)   (586,830)   (647,775)  (119,534)  (116,087)
     Transfers (to) from
       the Guarantee
       Account...............     (187)  (2,120)     (8,585)      1,781     10,216      5,559
     Transfers (to) from
       other subaccounts.....  167,547  (73,781)   (461,274)   (133,716)  (183,910)    18,050
                              --------  -------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  172,548  (75,149) (1,258,882)   (995,933)     1,089    256,560
                              --------  -------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................  222,963  (40,177)   (722,545)   (705,118)    94,993    300,464
Net assets at beginning
  of year....................  574,837  615,014  13,040,837  13,745,955  1,730,225  1,429,761
                              --------  -------  ----------  ----------  ---------  ---------
Net assets at end of year.... $797,800  574,837  12,318,292  13,040,837  1,825,218  1,730,225
                              ========  =======  ==========  ==========  =========  =========
Changes in units (note
  5):
   Units purchased...........   38,532   13,812      38,127      46,364    112,849    112,915
   Units redeemed............  (23,951) (20,506)    (66,752)    (69,283)  (107,014)   (76,446)
                              --------  -------  ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........   14,581   (6,693)    (28,625)    (22,919)     5,835     36,469
                              ========  =======  ==========  ==========  =========  =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                            Fidelity Variable Insurance Products Fund (continued)
                              --------------------------------------------------------------------------------
                                   VIP Mid Cap            VIP Overseas             VIP Value Strategies
                                   Portfolio --           Portfolio --                 Portfolio --
                                 Service Class 2         Initial Class                Service Class 2
                              ---------------------  ---------------------  ----------------------------------
                                    Year Ended             Year Ended
                                   December 31,           December 31,                           Period from
                              ---------------------  ---------------------     Year Ended     April 30, 2004 to
                                 2005        2004       2005       2004     December 31, 2005 December 31, 2004
                              ----------  ---------  ---------  ----------  ----------------- -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (30,412)   (18,088)     9,810        (518)           90               (1)
   Net realized gain
     (loss) on
     investments.............    417,697    185,885    224,654     612,049         4,520            1,923
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    414,927    644,900    684,606     120,841           173            7,546
   Capital gain
     distributions...........     80,746         --         --          --         2,673               --
                              ----------  ---------  ---------  ----------       -------           ------
       Increase
         (decrease) in
         net assets from
         operations..........    882,958    812,697    919,070     732,372         7,456            9,468
                              ----------  ---------  ---------  ----------       -------           ------
From capital
  transactions:
   Net premiums..............    549,607    633,627    210,816     231,625        24,765           26,947
   Loan interest.............       (290)    (2,018)    (7,259)     (4,633)           --               --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (14,478)  (177,891)  (102,153)    (27,521)           --               --
     Surrenders..............   (208,211)   (76,518)  (271,341)   (173,653)       (8,416)              --
     Capital
       Contributions
       (withdrawal)..........         --         --         --          --            --               --
     Loans...................    (37,945)   (36,062)   (26,532)    (14,984)           --               --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (261,550)  (197,702)  (183,997)   (192,407)       (3,266)            (792)
     Transfers (to) from
       the Guarantee
       Account...............     17,707    102,064    (34,400)    (19,074)           73               76
     Transfers (to) from
       other subaccounts.....    869,663  1,086,773     16,599  (1,815,018)       34,135           54,360
                              ----------  ---------  ---------  ----------       -------           ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    914,503  1,332,273   (398,267) (2,015,665)       47,291           80,591
                              ----------  ---------  ---------  ----------       -------           ------
Increase (decrease) in
  net assets.................  1,797,461  2,144,970    520,803  (1,283,293)       54,747           90,059
Net assets at beginning
  of year....................  4,558,916  2,413,946  5,433,578   6,716,871        90,059               --
                              ----------  ---------  ---------  ----------       -------           ------
Net assets at end of year.... $6,356,377  4,558,916  5,954,381   5,433,578       144,806           90,059
                              ==========  =========  =========  ==========       =======           ======
Changes in units (note
  5):
   Units purchased...........    181,031    187,169     76,519     431,110        14,831           13,348
   Units redeemed............   (126,380)   (92,015)   (91,674)   (526,831)      (10,323)          (5,437)
                              ----------  ---------  ---------  ----------       -------           ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........     54,651     95,154    (15,155)    (95,721)        4,508            7,911
                              ==========  =========  =========  ==========       =======           ======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                   Franklin Templeton Variable Insurance Products Trust
                              -----------------------------------------------------------------------------------------------
                               Franklin Income
                                 Securities               Templeton Foreign                   Templeton Global Income
                                   Fund --                Securities Fund --                     Securities Fund --
                               Class 2 Shares               Class I Shares                         Class I Shares
                              ----------------- -------------------------------------- --------------------------------------
                                 Period from                          Period from                            Period from
                              April 29, 2005 to    Year Ended     December 15, 2004 to    Year Ended     December 15, 2004 to
                              December 31, 2005 December 31, 2005  December 31, 2004   December 31, 2005  December 31, 2004
                              ----------------- ----------------- -------------------- ----------------- --------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     $    (31)             (164)              --                 3,155               --
   Net realized gain
     (loss) on
     investments.............          182             2,110               --                (2,338)              --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       (2,348)           40,412               --                (4,648)              --
   Capital gain
     distributions...........           --                --               --                    --               --
                                  --------           -------               --               -------               --
       Increase
         (decrease) in
         net assets from
         operations..........       (2,197)           42,358               --                (3,831)              --
                                  --------           -------               --               -------               --
From capital
  transactions:
   Net premiums..............      197,465             9,425               --                10,173               --
   Loan interest.............           --              (274)              --                   (64)              --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........           --                --               --                    --               --
     Surrenders..............           --           (11,798)              --                (7,758)              --
     Capital
       Contributions
       (withdrawal)..........           --                --               --                    --               --
     Loans...................           --                50               --                   642               --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....       (1,747)          (11,057)              --               (13,991)              --
     Transfers (to) from
       the Guarantee
       Account...............         (172)            7,049               --                 9,923               --
     Transfers (to) from
       other subaccounts.....       37,146           579,959               --               795,505               --
                                  --------           -------               --               -------               --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      232,692           573,354               --               794,430               --
                                  --------           -------               --               -------               --
Increase (decrease) in
  net assets.................      230,495           615,712               --               790,599               --
Net assets at beginning
  of year....................           --                --               --                    --               --
                                  --------           -------               --               -------               --
Net assets at end of year....     $230,495           615,712               --               790,599               --
                                  ========           =======               ==               =======               ==
Changes in units (note
  5):
   Units purchased...........       27,520            61,609               --                88,602               --
   Units redeemed............       (5,576)           (6,521)              --                (7,356)              --
                                  --------           -------               --               -------               --
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........       21,944            55,088               --                81,246               --
                                  ========           =======               ==               =======               ==

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                         GE Investments Funds, Inc.
                              ------------------------------------------------------------------------------------
                                       Global Income Fund               Income Fund       International Equity Fund
                              -----------------------------------  ---------------------  ------------------------
                                                                         Year Ended            Year Ended
                                 Period from                            December 31,          December 31,
                              January 1, 2005 to    Year Ended     ---------------------  ------------------------
                               August 25, 2005   December 31, 2004    2005       2004        2005         2004
                              ------------------ ----------------- ---------  ----------   ---------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     $  (4,029)           26,041        152,189     136,494      2,065        4,919
   Net realized gain
     (loss) on
     investments.............      (101,863)         (139,976)       (37,193)     52,248    101,984      129,380
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        74,375           162,963        (74,258)   (116,092)   112,108       44,683
   Capital gain
     distributions...........            --                --          2,367      32,765         --           --
                                  ---------          --------      ---------  ----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........       (31,517)           49,028         43,105     105,415    216,157      178,982
                                  ---------          --------      ---------  ----------   ---------    ---------
From capital
  transactions:
   Net premiums..............        27,106            29,973        266,496     356,833    117,628       95,564
   Loan interest.............           261              (109)        (7,248)    (12,038)    (4,259)      (2,777)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........        (7,656)               --        (29,812)    (11,121)        --      (24,558)
     Surrenders..............       (19,760)          (17,602)      (198,027)   (118,871)  (100,544)    (111,190)
     Capital
       Contributions
       (withdrawal)..........            --                --             --  (1,573,483)        --           --
     Loans...................        (3,466)              106        (14,033)    (72,460)    (2,462)     (11,354)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....       (23,717)          (33,261)      (188,465)   (219,090)   (58,045)     (63,388)
     Transfers (to) from
       the Guarantee
       Account...............        (1,642)            4,852        (24,515)     41,889       (637)        (338)
     Transfers (to) from
       other subaccounts.....      (551,927)           85,240        390,178    (603,347)  (154,342)     275,723
                                  ---------          --------      ---------  ----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      (580,801)           69,199        194,574  (2,211,688)  (202,661)     157,682
                                  ---------          --------      ---------  ----------   ---------    ---------
Increase (decrease) in
  net assets.................      (612,318)          118,227        237,679  (2,106,273)    13,496      336,664
Net assets at beginning
  of year....................       612,318           494,091      3,288,857   5,395,130  1,421,262    1,084,598
                                  ---------          --------      ---------  ----------   ---------    ---------
Net assets at end of year....     $      --           612,318      3,526,536   3,288,857  1,434,758    1,421,262
                                  =========          ========      =========  ==========   =========    =========
Changes in units (note
  5):
   Units purchased...........        11,975            30,315         91,106      77,594     40,359      161,216
   Units redeemed............       (55,888)          (24,632)       (75,581)   (120,637)   (53,792)    (149,525)
                                  ---------          --------      ---------  ----------   ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........       (43,913)            5,683         15,525     (43,042)   (13,433)      11,691
                                  =========          ========      =========  ==========   =========    =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                             GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------
                                                                                Premier Growth
                               Mid-Cap Equity Fund      Money Market Fund         Equity Fund
                              ---------------------  ----------------------  --------------------
                                    Year Ended             Year Ended             Year Ended
                                   December 31,           December 31,           December 31,
                              ---------------------  ----------------------  --------------------
                                 2005        2004       2005        2004        2005       2004
                              ----------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  110,501     21,544     381,517      16,690     (8,130)     1,535
   Net realized gain
     (loss) on
     investments.............    203,145    386,581          --         162    199,074    223,031
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     74,692   (128,725)         --        (217)  (171,103)   (21,576)
   Capital gain
     distributions...........    243,158    523,881          --          --         --         --
                              ----------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    631,496    803,281     381,517      16,635     19,841    202,990
                              ----------  ---------  ----------  ----------  ---------  ---------
From capital
  transactions:
   Net premiums..............    491,204    782,847   2,279,152   4,032,061    360,582    443,560
   Loan interest.............     (3,701)    (1,401)     35,127     (81,021)      (999)    (1,377)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (9,190)   (62,988)   (170,367)   (628,403)    (3,863)   (58,876)
     Surrenders..............   (280,238)  (318,610) (2,128,052) (5,561,912)   (92,875)   (49,576)
     Capital
       Contributions
       (withdrawal)..........         --         --          --          (2)        --         --
     Loans...................    (25,225)   (41,514)     91,759      12,225      5,257    (13,229)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (308,252)  (310,566) (1,285,901) (1,324,015)  (248,460)  (255,254)
     Transfers (to) from
       the Guarantee
       Account...............    (26,612)   (42,688)   (489,810) (1,287,698)    13,217     18,311
     Transfers (to) from
       other subaccounts.....   (229,583)  (242,570)    925,001    (997,928)   (24,847)   (94,915)
                              ----------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (391,597)  (237,490)   (743,091) (5,836,693)     8,012    (11,356)
                              ----------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................    239,899    565,791    (361,574) (5,820,058)    27,853    191,634
Net assets at beginning
  of year....................  6,064,238  5,498,447  18,196,531  24,016,589  3,536,809  3,345,175
                              ----------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year.... $6,304,137  6,064,238  17,834,957  18,196,531  3,564,662  3,536,809
                              ==========  =========  ==========  ==========  =========  =========
Changes in units (note
  5):
   Units purchased...........     88,049    219,686   2,093,941   2,957,541    213,077    152,065
   Units redeemed............   (106,694)  (219,184) (2,128,786) (3,263,323)  (211,913)  (153,730)
                              ----------  ---------  ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........    (18,645)       502     (34,845)   (305,782)     1,164     (1,666)
                              ==========  =========  ==========  ==========  =========  =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                             GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------
                                   Real Estate             S&P 500(R)           Small-Cap Value
                                 Securities Fund           Index Fund             Equity Fund
                              ---------------------  ----------------------  --------------------
                                    Year Ended             Year Ended             Year Ended
                                   December 31,           December 31,           December 31,
                              ---------------------  ----------------------  --------------------
                                 2005        2004       2005        2004        2005       2004
                              ----------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  297,903    246,734     233,805     230,161     21,353    152,266
   Net realized gain
     (loss) on
     investments.............    369,546    262,991     654,723     496,012    133,961    137,618
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (436,216)   430,459       2,335   1,464,988     72,309     18,464
   Capital gain
     distributions...........    418,380    437,612          --          --     83,564     60,143
                              ----------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    649,613  1,377,796     890,863   2,191,161    311,187    368,491
                              ----------  ---------  ----------  ----------  ---------  ---------
From capital
  transactions:
   Net premiums..............    517,132    536,026   2,555,684   3,334,002    340,205    577,633
   Loan interest.............     (5,114)    (4,498)    (23,642)    (25,616)      (820)    13,599
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (21,567)    (9,260)   (116,361)   (200,495)   (10,050)   (79,387)
     Surrenders..............   (315,761)  (176,140) (1,162,587) (2,044,107)   (68,300)   (37,962)
     Capital
       Contributions
       (withdrawal)..........         --         --          --          --         --         --
     Loans...................    (15,962)   (21,343)   (153,370)     66,526    (11,541)    (5,979)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (265,339)  (232,625) (1,717,826) (1,767,356)  (168,274)  (143,138)
     Transfers (to) from
       the Guarantee
       Account...............      6,087     57,569     (22,219)    210,203     20,573     41,186
     Transfers (to) from
       other subaccounts.....   (758,478)   840,219     (87,731)     96,707    228,974    295,973
                              ----------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (859,002)   989,948    (728,052)   (330,136)   330,767    661,925
                              ----------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................   (209,389) 2,367,744     162,811   1,861,025    641,954  1,030,416
Net assets at beginning
  of year....................  6,097,580  3,729,836  24,688,368  22,827,343  3,107,964  2,077,548
                              ----------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year.... $5,888,191  6,097,580  24,851,179  24,688,368  3,749,918  3,107,964
                              ==========  =========  ==========  ==========  =========  =========
Changes in units (note
  5):
   Units purchased...........     90,470    115,819     182,875     408,676    147,082    454,669
   Units redeemed............   (102,808)   (66,868)   (213,392)   (331,510)  (124,374)  (405,476)
                              ----------  ---------  ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........    (12,338)    48,951     (30,517)     77,165     22,708     49,193
                              ==========  =========  ==========  ==========  =========  =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                           GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------
                                Total Return Fund      U.S. Equity Fund     Value Equity Fund
                              ---------------------  --------------------  ------------------
                                    Year Ended            Year Ended           Year Ended
                                   December 31,          December 31,         December 31,
                              ---------------------  --------------------  ------------------
                                 2005        2004       2005       2004       2005      2004
                              ----------  ---------  ---------  ---------  ---------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   95,780     41,875     14,886     17,860      9,838    9,259
   Net realized gain
     (loss) on
     investments.............    126,661     71,070     55,324     27,093     33,677   24,172
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (75,916)   304,017    (19,938)   121,741     (9,995)  46,721
   Capital gain
     distributions...........    140,349     71,633         --         --      3,783       --
                              ----------  ---------  ---------  ---------  ---------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    286,874    488,595     50,272    166,694     37,303   80,152
                              ----------  ---------  ---------  ---------  ---------  -------
From capital
  transactions:
   Net premiums..............  2,175,882  1,712,729    360,748    269,103    164,485  159,721
   Loan interest.............     (9,500)    (6,114)    (7,368)    (7,407)       (21)       9
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (212,746)   (17,162)        --    (27,819)        --  (19,466)
     Surrenders..............   (241,505)  (252,069)   (91,483)   (66,669)   (97,882)  (8,926)
     Capital
       Contributions
       (withdrawal)..........         --         --         --         --         --       --
     Loans...................    (48,701)   (85,156)    (3,821)   (22,042)        37   (1,803)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (377,233)  (329,335)  (147,007)  (156,918)   (56,675) (54,444)
     Transfers (to) from
       the Guarantee
       Account...............    (28,160)   251,769     26,403     88,714     22,737   51,203
     Transfers (to) from
       other subaccounts.....     36,473    504,093   (103,073)   105,064      2,439  (91,413)
                              ----------  ---------  ---------  ---------  ---------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  1,294,510  1,778,755     34,399    182,026     35,120   34,881
                              ----------  ---------  ---------  ---------  ---------  -------
Increase (decrease) in
  net assets.................  1,581,384  2,267,350     84,671    348,720     72,423  115,033
Net assets at beginning
  of year....................  7,367,715  5,100,365  2,485,521  2,136,801    934,568  819,535
                              ----------  ---------  ---------  ---------  ---------  -------
Net assets at end of year.... $8,949,099  7,367,715  2,570,192  2,485,521  1,006,991  934,568
                              ==========  =========  =========  =========  =========  =======
Changes in units (note
  5):
   Units purchased...........    209,535    184,055     65,668     61,475     31,904   29,057
   Units redeemed............    (81,883)   (36,669)   (61,278)   (43,565)   (28,006) (25,154)
                              ----------  ---------  ---------  ---------  ---------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........    127,652    147,387      4,390     17,910      3,898    3,903
                              ==========  =========  =========  =========  =========  =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                                       Greenwich Street
                               Goldman Sachs Variable Insurance Trust     Series Fund
                              ---------------------------------------  ------------------
                                                                       Salomon Brothers
                                Goldman Sachs        Goldman Sachs     Variable Aggressive
                                  Growth and            Mid Cap         Growth Fund --
                                 Income Fund          Value Fund           Class II
                              -----------------  --------------------  ------------------
                                  Year Ended          Year Ended          Year Ended
                                 December 31,        December 31,        December 31,
                              -----------------  --------------------  ------------------
                                2005      2004      2005       2004      2005      2004
                              --------  -------  ---------  ---------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  7,140    4,758    129,658    188,732     (156)      (76)
   Net realized gain
     (loss) on
     investments.............   34,128   28,662    316,612    522,475    5,368      (182)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (17,352)  32,504   (219,644)   113,284   13,575    12,363
   Capital gain
     distributions...........       --       --    512,114    308,125       --        --
                              --------  -------  ---------  ---------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   23,916   65,924    738,740  1,132,616   18,787    12,105
                              --------  -------  ---------  ---------  -------   -------
From capital
  transactions:
   Net premiums..............   45,766   23,278    313,881    195,807   22,310   100,849
   Loan interest.............   (1,136)  (1,166)    (5,716)     2,058       (8)       --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --       --     (6,868)    (1,024)      --        --
     Surrenders..............     (957)  (4,996)  (194,732)  (104,261)  (1,697)      (40)
     Capital
       Contributions
       (withdrawal)..........       --       --         --         --       --        --
     Loans...................   (7,394)  (4,250)    (5,371)    83,717     (676)     (754)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (26,542) (18,134)  (235,530)  (194,848)  (7,232)   (7,256)
     Transfers (to) from
       the Guarantee
       Account...............     (394)  (5,666)    16,653    (18,179)    (790)     (106)
     Transfers (to) from
       other subaccounts.....  148,595  262,424    634,345    275,624   (4,062)    4,592
                              --------  -------  ---------  ---------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  157,938  251,490    516,662    238,894    7,845    97,285
                              --------  -------  ---------  ---------  -------   -------
Increase (decrease) in
  net assets.................  181,854  317,414  1,255,402  1,371,510   26,632   109,390
Net assets at beginning
  of year....................  611,088  293,674  5,984,803  4,613,293  181,065    71,675
                              --------  -------  ---------  ---------  -------   -------
Net assets at end of year.... $792,942  611,088  7,240,205  5,984,803  207,697   181,065
                              ========  =======  =========  =========  =======   =======
Changes in units (note
  5):
   Units purchased...........   73,205   74,625    152,633    293,075    8,318     8,765
   Units redeemed............  (57,512) (48,032)  (120,984)  (280,191)  (7,694)   (1,286)
                              --------  -------  ---------  ---------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........   15,693   26,593     31,649     12,884      624     7,479
                              ========  =======  =========  =========  =======   =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                       Janus Aspen Series
                              -------------------------------------------------------------------
                                      Balanced               Balanced            Flexible Bond
                                    Portfolio --           Portfolio --          Portfolio --
                                Institutional Shares      Service Shares     Institutional Shares
                              -----------------------  --------------------  --------------------
                                     Year Ended             Year Ended            Year Ended
                                    December 31,           December 31,          December 31,
                              -----------------------  --------------------  --------------------
                                  2005        2004        2005       2004       2005       2004
                              -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    97,743     103,454     69,804     70,474     44,704     53,947
   Net realized gain
     (loss) on
     investments.............     136,381     125,183     76,445     41,885    (15,680)     8,929
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     258,869     381,456    133,956    161,535    (49,165)   (38,149)
   Capital gain
     distributions...........          --          --         --         --     30,901      8,679
                              -----------  ----------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     492,993     610,093    280,205    273,894     10,760     33,406
                              -----------  ----------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............     436,165     457,308    459,395    533,572     69,777     76,990
   Loan interest.............     (13,198)    (15,227)      (890)      (795)       310        389
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (65,395)   (204,479)    (3,864)      (226)    (3,883)        --
     Surrenders..............    (297,293)   (477,955)  (162,873)  (120,310)   (69,131)   (28,134)
     Capital
       Contributions
       (withdrawal)..........          --          --         --         --         --         --
     Loans...................     (11,451)    (93,368)    (9,828)    (5,420)    (2,546)   (21,600)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....    (448,740)   (501,992)  (233,014)  (223,490)   (52,809)   (64,680)
     Transfers (to) from
       the Guarantee
       Account...............       8,734      (1,208)    18,594    119,975       (379)    13,047
     Transfers (to) from
       other subaccounts.....    (806,124)   (630,668)   (65,434)   159,271   (111,735)  (173,735)
                              -----------  ----------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,197,302) (1,467,589)     2,086    462,577   (170,396)  (197,723)
                              -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................    (704,309)   (857,496)   282,291    736,471   (159,636)  (164,317)
Net assets at beginning
  of year....................   8,452,010   9,309,506  3,859,684  3,123,213  1,085,455  1,249,772
                              -----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of year.... $ 7,747,701   8,452,010  4,141,975  3,859,684    925,819  1,085,455
                              ===========  ==========  =========  =========  =========  =========
Changes in units (note
  5):
   Units purchased...........      29,543      44,650     80,718    117,007     15,453     27,760
   Units redeemed............     (76,637)   (106,122)   (81,114)   (72,112)   (24,581)   (38,670)
                              -----------  ----------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........     (47,094)    (61,472)      (396)    44,895     (9,128)   (10,910)
                              ===========  ==========  =========  =========  =========  =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                            Janus Aspen Series (continued)
                              ------------------------------------------------------------
                                      Forty                Forty       Global Life Sciences
                                   Portfolio --        Portfolio --       Portfolio --
                               Institutional Shares   Service Shares     Service Shares
                              ---------------------  ----------------  -------------------
                                    Year Ended          Year Ended         Year Ended
                                   December 31,        December 31,       December 31,
                              ---------------------  ----------------  -------------------
                                 2005        2004      2005     2004     2005      2004
                              ----------  ---------  -------  -------  -------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (21,067)   (19,849)  (1,873)  (1,555)  (4,912)    (5,069)
   Net realized gain
     (loss) on
     investments.............    108,143    (60,132)  58,350   13,842   18,524     64,379
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    262,222    571,902   20,759   81,757   75,682     49,692
   Capital gain
     distributions...........         --         --       --       --       --         --
                              ----------  ---------  -------  -------  -------   --------
       Increase
         (decrease) in
         net assets from
         operations..........    349,298    491,921   77,236   94,044   89,294    109,002
                              ----------  ---------  -------  -------  -------   --------
From capital
  transactions:
   Net premiums..............    267,992    317,008   69,180  186,180   28,491     34,741
   Loan interest.............     (1,691)    (1,581)    (131)    (109)  (1,365)    (1,093)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (14,017)    (6,895)      --       --     (388)      (885)
     Surrenders..............   (213,962)  (398,903)  (8,915) (28,661) (23,976)   (17,294)
     Capital
       Contributions
       (withdrawal)..........         --         --       --       --       --         --
     Loans...................    (45,302)    (4,679)    (591)    (238)    (856)    (8,891)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (243,929)  (259,431) (52,045) (51,220) (37,990)   (33,771)
     Transfers (to) from
       the Guarantee
       Account...............       (349)     9,060   (5,639)   3,449       67         19
     Transfers (to) from
       other subaccounts.....    (45,436)  (248,556) (73,637)    (185) (15,370)    43,023
                              ----------  ---------  -------  -------  -------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (296,694)  (593,977) (71,778) 109,216  (51,387)    15,849
                              ----------  ---------  -------  -------  -------   --------
Increase (decrease) in
  net assets.................     52,604   (102,056)   5,458  203,260   37,907    124,851
Net assets at beginning
  of year....................  3,186,236  3,288,292  648,278  445,018  799,791    674,940
                              ----------  ---------  -------  -------  -------   --------
Net assets at end of year.... $3,238,840  3,186,236  653,736  648,278  837,698    799,791
                              ==========  =========  =======  =======  =======   ========
Changes in units (note
  5):
   Units purchased...........     21,353     26,612   28,151   29,989    9,996    182,142
   Units redeemed............    (33,504)   (54,328) (35,170) (16,119) (15,383)  (178,703)
                              ----------  ---------  -------  -------  -------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........    (12,151)   (27,716)  (7,019)  13,870   (5,387)     3,439
                              ==========  =========  =======  =======  =======   ========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                             Janus Aspen Series (continued)
                              -------------------------------------------------------------
                               Global Technology  International Growth  International Growth
                                 Portfolio --         Portfolio --         Portfolio --
                                Service Shares    Institutional Shares    Service Shares
                              ------------------  --------------------  -------------------
                                  Year Ended           Year Ended           Year Ended
                                 December 31,         December 31,         December 31,
                              ------------------  --------------------  -------------------
                                2005      2004       2005       2004      2005       2004
                              --------  --------  ---------  ---------  --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,299)   (2,870)    12,422     (1,706)    5,472     4,107
   Net realized gain
     (loss) on
     investments.............   (8,864) (151,401)   329,169    320,252   102,619    40,035
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   44,974   125,931    946,624    344,391    74,125    89,251
   Capital gain
     distributions...........       --        --         --         --        --        --
                              --------  --------  ---------  ---------  --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   33,811   (28,340) 1,288,215    662,937   182,216   133,393
                              --------  --------  ---------  ---------  --------   -------
From capital
  transactions:
   Net premiums..............   25,434    40,897    272,950    286,627       805   166,612
   Loan interest.............     (445)     (374)    (6,302)     2,411       (14)      (69)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (362)       --    (19,289)      (360)  (10,736)       --
     Surrenders..............  (17,615)  (18,665)  (336,606)  (173,951)  (11,301)  (17,990)
     Capital
       Contributions
       (withdrawal)..........       --        --         --         --        --        --
     Loans...................    1,286    (4,752)   (58,217)   (21,415)   (3,707)     (244)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (24,754)  (26,119)  (252,147)  (251,399)  (30,589)  (44,984)
     Transfers (to) from
       the Guarantee
       Account...............     (124)   (1,788)   (17,825)    18,538    (3,464)    4,525
     Transfers (to) from
       other subaccounts.....  (11,387)    7,650    161,919   (145,480) (205,638)  (84,735)
                              --------  --------  ---------  ---------  --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (27,967)   (3,151)  (255,517)  (285,029) (264,644)   23,115
                              --------  --------  ---------  ---------  --------   -------
Increase (decrease) in
  net assets.................    5,844   (31,491) 1,032,698    377,908   (82,428)  156,508
Net assets at beginning
  of year....................  344,474   375,965  4,427,675  4,049,767   815,072   658,564
                              --------  --------  ---------  ---------  --------   -------
Net assets at end of year.... $350,318   344,474  5,460,373  4,427,675   732,644   815,072
                              ========  ========  =========  =========  ========   =======
Changes in units (note
  5):
   Units purchased...........   24,148   137,865     87,897    161,252    25,390    35,736
   Units redeemed............  (31,795) (146,206)  (100,577)  (177,493)  (53,883)  (29,796)
                              --------  --------  ---------  ---------  --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........   (7,647)   (8,341)   (12,680)   (16,241)  (28,493)    5,940
                              ========  ========  =========  =========  ========   =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                              Janus Aspen Series (continued)
                              --------------------------------------------------------------
                                 Large Cap Growth     Large Cap Growth     Mid Cap Growth
                                   Portfolio --         Portfolio --        Portfolio --
                               Institutional Shares    Service Shares   Institutional Shares
                              ----------------------  ----------------  --------------------
                                    Year Ended           Year Ended          Year Ended
                                   December 31,         December 31,        December 31,
                              ----------------------  ----------------  --------------------
                                 2005        2004       2005     2004      2005       2004
                              ----------  ----------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (47,302)    (68,133)  (1,146)  (1,445)   (58,706)   (54,938)
   Net realized gain
     (loss) on
     investments.............     46,405      18,998    7,451    1,287     99,241   (203,675)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    254,539     300,531    4,360   12,511    695,925  1,424,330
   Capital gain
     distributions...........         --          --       --       --         --         --
                              ----------  ----------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    253,642     251,396   10,665   12,353    736,460  1,165,717
                              ----------  ----------  -------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............    672,608     765,584   45,598   49,845    657,856    757,810
   Loan interest.............     (4,734)     (4,402)    (126)     (70)    (4,623)    (2,546)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (6,093)   (193,116)      --       --     (6,093)   (11,045)
     Surrenders..............   (344,259)   (389,607) (26,284)  (3,607)  (358,797)  (369,689)
     Capital
       Contributions
       (withdrawal)..........         --          --       --       --         --         --
     Loans...................    (14,595)     37,526   (3,605)  (1,179)   (82,149)   (12,946)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (473,810)   (549,241) (32,954) (33,135)  (499,863)  (542,061)
     Transfers (to) from
       the Guarantee
       Account...............      3,838      (7,543)    (245)   1,571       (775)    (4,763)
     Transfers (to) from
       other subaccounts.....   (489,837)   (749,611) (33,420)  12,536   (404,198)  (109,785)
                              ----------  ----------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (656,882) (1,090,410) (51,036)  25,961   (698,642)  (295,025)
                              ----------  ----------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets.................   (403,240)   (839,014) (40,371)  38,314     37,818    870,692
Net assets at beginning
  of year....................  8,329,968   9,168,982  355,306  316,992  7,134,958  6,264,266
                              ----------  ----------  -------  -------  ---------  ---------
Net assets at end of year.... $7,926,728   8,329,968  314,935  355,306  7,172,776  7,134,958
                              ==========  ==========  =======  =======  =========  =========
Changes in units (note
  5):
   Units purchased...........     53,142      73,603    7,664   15,038     57,370     93,733
   Units redeemed............    (84,442)   (128,844) (14,959) (11,246)   (86,981)  (108,983)
                              ----------  ----------  -------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........    (31,300)    (55,241)  (7,295)   3,792    (29,611)   (15,250)
                              ==========  ==========  =======  =======  =========  =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                               Janus Aspen Series (continued)
                              ---------------------------------------------------------------
                                  Mid Cap Growth        Worldwide Growth     Worldwide Growth
                                   Portfolio --           Portfolio --         Portfolio --
                                  Service Shares      Institutional Shares    Service Shares
                              ---------------------  ----------------------  ----------------
                                    Year Ended             Year Ended           Year Ended
                                   December 31,           December 31,         December 31,
                              ---------------------  ----------------------  ----------------
                                 2005        2004       2005        2004       2005     2004
                              ----------  ---------  ----------  ----------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (2,580)    (2,208)     37,233       1,645    4,979    3,091
   Net realized gain
     (loss) on
     investments.............     45,563     32,903      51,223    (105,824)  21,040    3,059
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     76,335    144,674     320,186     449,763    4,955   15,706
   Capital gain
     distributions...........         --         --          --          --       --       --
                              ----------  ---------  ----------  ----------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    119,318    175,369     408,642     345,584   30,974   21,856
                              ----------  ---------  ----------  ----------  -------  -------
From capital
  transactions:
   Net premiums..............     78,143     82,092     709,569     832,177   67,204   84,033
   Loan interest.............     (1,138)      (810)     (6,726)     (5,283)    (162)    (172)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --         --     (41,494)   (221,105)      --       --
     Surrenders..............    (16,827)   (13,428)   (533,672)   (719,069) (13,702) (12,865)
     Capital
       Contributions
       (withdrawal)..........         --         --          --          --       --       --
     Loans...................     (3,523)   (10,762)    (60,489)    (13,927)    (795)  (5,443)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....    (65,080)   (65,638)   (550,022)   (640,379) (45,244) (50,135)
     Transfers (to) from
       the Guarantee
       Account...............       (601)       111        (694)    (15,118)    (836)   4,567
     Transfers (to) from
       other subaccounts.....    (19,361)   (53,730)   (868,811)   (771,696) (14,169) (62,259)
                              ----------  ---------  ----------  ----------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (28,387)   (62,165) (1,352,339) (1,554,400)  (7,704) (42,274)
                              ----------  ---------  ----------  ----------  -------  -------
Increase (decrease) in
  net assets.................     90,931    113,204    (943,697) (1,208,816)  23,270  (20,418)
Net assets at beginning
  of year....................  1,033,963    920,759  10,140,579  11,349,395  583,249  603,667
                              ----------  ---------  ----------  ----------  -------  -------
Net assets at end of year.... $1,124,894  1,033,963   9,196,882  10,140,579  606,519  583,249
                              ==========  =========  ==========  ==========  =======  =======
Changes in units (note
  5):
   Units purchased...........     31,407     40,184      59,480     102,012   42,577   15,644
   Units redeemed............    (35,762)   (51,598)   (118,134)   (171,384) (43,197) (22,914)
                              ----------  ---------  ----------  ----------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........     (4,355)   (11,414)    (58,654)    (69,372)    (620)  (7,269)
                              ==========  =========  ==========  ==========  =======  =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                             MFS(R) Variable Insurance Trust
                              -------------------------------------------------------------
                               MFS(R) Investors
                                 Growth Stock      MFS(R) Investors         MFS(R) New
                              Series -- Service     Trust Series --     Discovery Series --
                                 Class Shares    Service Class Shares  Service Class Shares
                              -----------------  --------------------  --------------------
                                  Year Ended          Year Ended            Year Ended
                                 December 31,        December 31,          December 31,
                              -----------------  --------------------  --------------------
                                2005      2004      2005       2004       2005       2004
                              --------  -------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (869)  (1,705)     2,643      3,390     (4,567)    (5,179)
   Net realized gain
     (loss) on
     investments.............   15,263    7,762     17,580      6,303     26,546     (1,103)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   15,306   55,342     52,243     93,663     11,029     44,305
   Capital gain
     distributions...........       --       --         --         --         --         --
                              --------  -------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   29,700   61,399     72,466    103,356     33,008     38,023
                              --------  -------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............   83,420   94,417     38,285     92,178     89,133    115,994
   Loan interest.............     (173)    (164)    (1,237)    (1,020)      (232)      (243)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........  (18,156)    (232)        --         --    (17,441)   (38,749)
     Surrenders..............  (33,221)  (6,869)   (18,894)   (39,738)   (33,323)    (8,537)
     Capital
       Contributions
       (withdrawal)..........       --       --         --         --         --         --
     Loans...................      (15)      --       (161)      (211)       613     (3,234)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (42,019) (39,519)   (33,033)   (31,477)   (52,759)   (59,466)
     Transfers (to) from
       the Guarantee
       Account...............     (263)  (3,049)         9      9,397     14,436     28,546
     Transfers (to) from
       other subaccounts.....   (2,616)  26,166        408    (11,860)  (203,476)   107,128
                              --------  -------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (13,043)  70,750    (14,623)    17,269   (203,049)   141,439
                              --------  -------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   16,657  132,149     57,843    120,625   (170,041)   179,462
Net assets at beginning
  of year....................  756,547  624,398  1,040,104    919,479  1,143,012    963,550
                              --------  -------  ---------  ---------  ---------  ---------
Net assets at end of year.... $773,204  756,547  1,097,947  1,040,104    972,971  1,143,012
                              ========  =======  =========  =========  =========  =========
Changes in units (note
  5):
   Units purchased...........   14,618   29,693     15,612     25,311     48,212     93,779
   Units redeemed............  (16,638) (17,170)   (17,118)   (23,426)   (66,415)   (82,621)
                              --------  -------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........   (2,020)  12,523     (1,506)     1,885    (18,203)    11,158
                              ========  =======  =========  =========  =========  =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                     MFS(R) Variable Insurance
                                         Trust (continued)                Nations Separate Account Trust
                              --------------------------------------  ------------------------------------------
                                MFS(R) Total
                                   Return         MFS(R) Utilities                          Nations Marsico
                              Series -- Service   Series -- Service     Nations Marsico      International
                                Class Shares        Class Shares       Growth Portfolio   Opportunities Portfolio
                              ----------------- --------------------  ------------------  ----------------------
                                                     Year Ended           Year Ended          Year Ended
                                 Period from        December 31,         December 31,        December 31,
                              April 29, 2005 to --------------------  ------------------  ----------------------
                              December 31, 2005    2005       2004       2005      2004      2005        2004
                              ----------------- ---------  ---------  ---------  -------   ---------    -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $    (1)         8,528     20,142     (1,281)    (674)     8,554      1,947
   Net realized gain
     (loss) on
     investments.............         (364)       124,790     59,173     37,153    8,591     48,164     18,142
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............          692        244,457    417,498     31,580   49,079    129,429     58,509
   Capital gain
     distributions...........           --             --         --         --       --     10,786      1,208
                                   -------      ---------  ---------  ---------  -------   ---------    -------
       Increase
         (decrease) in
         net assets from
         operations..........          327        377,775    496,813     67,452   56,996    196,933     79,806
                                   -------      ---------  ---------  ---------  -------   ---------    -------
From capital
  transactions:
   Net premiums..............       54,891        137,833    328,514    363,166  198,288    259,828    406,540
   Loan interest.............           --         (1,800)    (1,251)       (53)      --       (221)       (28)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........           --             --         --         --  (38,338)        --    (14,745)
     Surrenders..............           --        (21,813)   (40,026)      (223)     (40)   (11,088)       (39)
     Capital
       Contributions
       (withdrawal)..........           --             --         --         --       --         --         --
     Loans...................           --        (17,666)    (7,948)        --       --     (2,393)        --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....         (465)       (90,614)   (72,709)   (24,287) (12,184)   (38,866)   (20,593)
     Transfers (to) from
       the Guarantee
       Account...............           (8)         2,652    (29,340)    (5,424)    (343)   (13,056)      (105)
     Transfers (to) from
       other subaccounts.....          181         56,835     84,859    141,152  221,873     17,699    219,202
                                   -------      ---------  ---------  ---------  -------   ---------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       54,599         65,427    262,099    474,331  369,256    211,903    590,232
                                   -------      ---------  ---------  ---------  -------   ---------    -------
Increase (decrease) in
  net assets.................       54,926        443,202    758,912    541,783  426,252    408,836    670,038
Net assets at beginning
  of year....................           --      2,247,018  1,488,106    537,456  111,204    819,158    149,120
                                   -------      ---------  ---------  ---------  -------   ---------    -------
Net assets at end of year....      $54,926      2,690,220  2,247,018  1,079,239  537,456  1,227,994    819,158
                                   =======      =========  =========  =========  =======   =========    =======
Changes in units (note
  5):
   Units purchased...........        7,721         49,610     72,005     75,693   42,936     66,456     60,262
   Units redeemed............       (2,456)       (43,534)   (41,938)   (42,423) (13,653)   (53,162)   (19,260)
                                   -------      ---------  ---------  ---------  -------   ---------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........        5,265          6,076     30,067     33,270   29,283     13,294     41,003
                                   =======      =========  =========  =========  =======   =========    =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                 Old Mutual Insurance Company, Inc.
                              ----------------------------------------
                                                       Old Mutual
                                  Old Mutual            Large Cap
                                   Growth II             Growth
                                   Portfolio            Portfolio
                              ------------------  --------------------
                                  Year Ended           Year Ended
                                 December 31,         December 31,
                              ------------------  --------------------
                                 2005      2004      2005       2004
                              ---------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (5,801)  (6,379)   (10,374)   (11,193)
   Net realized gain
     (loss) on
     investments.............   (18,752) (77,343)     5,826    (22,055)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    89,351  106,336     39,507    128,928
   Capital gain
     distributions...........        --       --         --         --
                              ---------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    64,798   22,614     34,959     95,680
                              ---------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............    79,892   99,348    103,984    136,647
   Loan interest.............       (41)  (1,057)       (68)       341
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (1,612)      --     (5,768)        --
     Surrenders..............   (31,891) (25,297)   (36,146)   (31,524)
     Capital
       Contributions
       (withdrawal)..........        --       --         --         --
     Loans...................   (13,310)     304     (2,981)      (983)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (73,129) (81,299)   (81,710)  (101,581)
     Transfers (to) from
       the Guarantee
       Account...............      (369)  (4,042)      (281)      (695)
     Transfers (to) from
       other subaccounts.....  (107,286) (23,774)  (157,378)   (32,170)
                              ---------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (147,746) (35,817)  (180,348)   (29,965)
                              ---------  -------  ---------  ---------
Increase (decrease) in
  net assets.................   (82,948) (13,203)  (145,389)    65,715
Net assets at beginning
  of year....................   807,505  820,708  1,278,701  1,212,986
                              ---------  -------  ---------  ---------
Net assets at end of year.... $ 724,557  807,505  1,133,312  1,278,701
                              =========  =======  =========  =========
Changes in units (note
  5):
   Units purchased...........    27,499   66,022     10,846     24,975
   Units redeemed............   (42,770) (71,967)   (21,834)   (26,577)
                              ---------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........   (15,271)  (5,946)   (10,988)    (1,603)
                              =========  =======  =========  =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                            Oppenheimer Variable Account Funds
                              -------------------------------------------------------------
                                                        Oppenheimer
                                   Oppenheimer          Aggressive
                                    Aggressive            Growth            Oppenheimer
                                      Growth            Fund/VA --           Balanced
                                     Fund/VA          Service Shares          Fund/VA
                              ---------------------  ----------------  --------------------
                                    Year Ended          Year Ended          Year Ended
                                   December 31,        December 31,        December 31,
                              ---------------------  ----------------  --------------------
                                 2005        2004      2005     2004      2005       2004
                              ----------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (71,327)   (68,193)    (329)    (245)    32,414     (5,026)
   Net realized gain
     (loss) on
     investments.............    (22,552)  (261,761)   4,859      460     68,280     30,893
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    877,976  1,525,771   22,526   31,206   (143,596)   397,579
   Capital gain
     distributions...........         --         --       --       --    185,336         --
                              ----------  ---------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    784,097  1,195,817   27,056   31,421    142,434    423,446
                              ----------  ---------  -------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............    460,472    493,349   24,092   81,805    142,912    114,919
   Loan interest.............     (8,064)    (7,225)      --       --     (1,130)    (1,366)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (25,673)    (9,376)      --       --   (160,146)   (40,923)
     Surrenders..............   (305,865)  (537,516)  (8,722)      --   (244,322)  (199,715)
     Capital
       Contributions
       (withdrawal)..........         --         --       --       --         --         --
     Loans...................    (69,255)     3,092       --       --      6,284    (57,398)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (375,152)  (386,296) (12,689)  (8,018)  (150,411)  (156,628)
     Transfers (to) from
       the Guarantee
       Account...............        (94)    (4,739)   1,537     (799)     7,990     22,804
     Transfers (to) from
       other subaccounts.....   (136,286)   (77,139)  (4,420)  19,138    144,947    596,918
                              ----------  ---------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (459,917)  (525,850)    (202)  92,126   (253,876)   278,611
                              ----------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets.................    324,180    669,967   26,854  123,547   (111,442)   702,057
Net assets at beginning
  of year....................  7,337,762  6,667,795  232,171  108,624  5,246,464  4,544,407
                              ----------  ---------  -------  -------  ---------  ---------
Net assets at end of year.... $7,661,942  7,337,762  259,025  232,171  5,135,022  5,246,464
                              ==========  =========  =======  =======  =========  =========
Changes in units (note
  5):
   Units purchased...........     14,480     22,002    2,703    8,354     16,910     25,544
   Units redeemed............    (24,798)   (33,745)  (2,736)  (1,253)   (23,053)   (18,020)
                              ----------  ---------  -------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........    (10,318)   (11,743)     (33)   7,100     (6,143)     7,524
                              ==========  =========  =======  =======  =========  =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                    Oppenheimer Variable Account Funds (continued)
                              ----------------------------------------------------------
                                                                           Oppenheimer
                                 Oppenheimer          Oppenheimer            Capital
                                   Balanced             Capital           Appreciation
                                  Fund/VA --          Appreciation         Fund/VA --
                                Service Shares          Fund/VA          Service Shares
                              -----------------  ---------------------  ----------------
                                  Year Ended           Year Ended          Year Ended
                                 December 31,         December 31,        December 31,
                              -----------------  ---------------------  ----------------
                                2005      2004      2005        2004      2005     2004
                              --------  -------  ----------  ---------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,418       (2)        771    (46,921)   2,419     (194)
   Net realized gain
     (loss) on
     investments.............      321       61     355,500    207,803    4,098      206
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,642   14,509     (95,523)   258,456   18,180   19,782
   Capital gain
     distributions...........    5,797       --          --         --       --       --
                              --------  -------  ----------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   11,178   14,568     260,748    419,338   24,697   19,794
                              --------  -------  ----------  ---------  -------  -------
From capital
  transactions:
   Net premiums..............  181,362   82,729     439,312    495,529  101,923  259,775
   Loan interest.............       --       --     (11,599)    (7,728)     (79)     (37)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --       --     (28,792)  (172,658)      --       --
     Surrenders..............       --       --    (601,906)  (468,639)  (7,791)      --
     Capital
       Contributions
       (withdrawal)..........       --       --          --         --       --       --
     Loans...................       --       --    (111,050)   (73,380)      --   (4,030)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (8,231)  (1,639)   (381,042)  (419,558) (33,896) (22,140)
     Transfers (to) from
       the Guarantee
       Account...............      161     (217)     (2,046)   (23,617)  10,046   29,245
     Transfers (to) from
       other subaccounts.....   31,938   55,006    (309,047)  (286,399)  27,040   59,553
                              --------  -------  ----------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  205,230  135,879  (1,006,170)  (956,450)  97,243  322,366
                              --------  -------  ----------  ---------  -------  -------
Increase (decrease) in
  net assets.................  216,408  150,447    (745,422)  (537,112) 121,940  342,160
Net assets at beginning
  of year....................  150,447       --   7,375,350  7,912,462  414,697   72,537
                              --------  -------  ----------  ---------  -------  -------
Net assets at end of year.... $366,855  150,447   6,629,928  7,375,350  536,637  414,697
                              ========  =======  ==========  =========  =======  =======
Changes in units (note
  5):
   Units purchased...........   19,182   13,812      34,367     27,137   15,030   29,576
   Units redeemed............     (747)    (206)    (55,298)   (46,513)  (7,622)  (4,031)
                              --------  -------  ----------  ---------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........   18,435   13,607     (20,931)   (19,376)   7,408   25,545
                              ========  =======  ==========  =========  =======  =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                        Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------
                                                          Oppenheimer
                                   Oppenheimer         Global Securities        Oppenheimer
                                    Core Bond             Fund/VA --            High Income
                                     Fund/VA            Service Shares            Fund/VA
                              ---------------------  --------------------  --------------------
                                    Year Ended            Year Ended            Year Ended
                                   December 31,          December 31,          December 31,
                              ---------------------  --------------------  --------------------
                                 2005        2004       2005       2004       2005       2004
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  118,274    101,828     16,669     20,523    321,435    352,330
   Net realized gain
     (loss) on
     investments.............      4,525     19,491    194,212    129,475     (2,803)    18,847
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (79,778)     1,540    204,938    258,960   (244,454)    96,133
   Capital gain
     distributions...........         --         --         --         --         --         --
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     43,021    122,859    415,819    408,958     74,178    467,310
                              ----------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    172,272    187,637    560,732    452,173    199,642    205,937
   Loan interest.............      2,482        894       (276)    (1,056)    (7,863)    (1,166)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (34,751)    (2,207)      (405)  (101,913)   (58,915)  (114,735)
     Surrenders..............   (115,214)   (90,218)   (77,582)   (31,272)  (144,010)  (372,813)
     Capital
       Contributions
       (withdrawal)..........         --         --         --         --         --         --
     Loans...................    (13,178)   (12,204)    (4,945)    (1,603)  (122,241)   (70,503)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (142,092)  (149,343)  (138,936)  (117,594)  (212,555)  (239,162)
     Transfers (to) from
       the Guarantee
       Account...............     (1,266)     2,598     23,033    (31,951)    (1,627)      (870)
     Transfers (to) from
       other subaccounts.....     96,579   (288,787)   (45,264)   148,163   (176,725)   (77,190)
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (35,168)  (351,630)   316,357    314,947   (524,294)  (670,502)
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................      7,853   (228,771)   732,176    723,905   (450,116)  (203,192)
Net assets at beginning
  of year....................  2,852,395  3,081,166  2,716,140  1,992,235  6,144,033  6,347,225
                              ----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year.... $2,860,248  2,852,395  3,448,316  2,716,140  5,693,917  6,144,033
                              ==========  =========  =========  =========  =========  =========
Changes in units (note
  5):
   Units purchased...........     23,759     22,859    109,603    106,832     17,603     56,509
   Units redeemed............    (24,993)   (34,848)   (81,856)   (75,524)   (30,340)   (73,225)
                              ----------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........     (1,234)   (11,989)    27,747     31,308    (12,737)   (16,716)
                              ==========  =========  =========  =========  =========  =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                              Oppenheimer Variable Account Funds (continued)   PIMCO Variable Insurance Trust
                              ---------------------------------------------  ----------------------------------
                                                                                                 Foreign Bond
                                                                                                   Portfolio
                                   Oppenheimer              Oppenheimer          All Asset       (U.S. Dollar
                                   Main Street           Main Street Small     Portfolio --       Hedged) --
                                    Fund/VA --            Cap Fund/VA --       Advisor Class    Administrative
                                  Service Shares          Service Shares          Shares         Class Shares
                              -------------------------  ------------------  ----------------- ----------------
                                    Year Ended              Year Ended                            Year Ended
                                   December 31,            December 31,         Period from      December 31,
                              -------------------------  ------------------  April 29, 2005 to ----------------
                                 2005          2004        2005      2004    December 31, 2005   2005     2004
                               ----------    ---------   -------   -------   ----------------- -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   16,237        7,580       (818)     (286)        1,118         5,678    4,688
   Net realized gain
     (loss) on
     investments.............     56,430       53,472     22,914    17,612            (1)          621       65
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     24,170       85,757     26,527    41,472            15         2,343    1,488
   Capital gain
     distributions...........         --           --     12,361        --           108            --    1,715
                               ----------    ---------   -------   -------        ------       -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     96,837      146,809     60,984    58,798         1,240         8,642    7,956
                               ----------    ---------   -------   -------        ------       -------  -------
From capital
  transactions:
   Net premiums..............    226,132      240,940    163,134   208,025        56,803        23,347   25,783
   Loan interest.............       (452)        (337)       (18)       --            --            --       --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --      (25,301)        --        --            --          (605)      --
     Surrenders..............    (69,263)     (36,109)    (9,784)  (28,711)           --        (7,941)  (1,409)
     Capital
       Contributions
       (withdrawal)..........         --           --         --        --            --            --       --
     Loans...................    (14,930)      (9,480)    (2,687)     (766)           --          (435)      --
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (104,684)    (107,130)   (24,254)  (13,583)         (303)      (12,600) (12,620)
     Transfers (to) from
       the Guarantee
       Account...............     10,665       84,655      4,367     4,692            --          (196)   3,951
     Transfers (to) from
       other subaccounts.....        801      (97,947)   120,829   (20,161)           --        17,496     (587)
                               ----------    ---------   -------   -------        ------       -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     48,269       49,291    251,587   149,496        56,500        19,066   15,118
                               ----------    ---------   -------   -------        ------       -------  -------
Increase (decrease) in
  net assets.................    145,106      196,100    312,571   208,294        57,740        27,708   23,074
Net assets at beginning
  of year....................  1,748,071    1,551,971    412,518   204,224            --       165,502  142,428
                               ----------    ---------   -------   -------        ------       -------  -------
Net assets at end of year.... $1,893,177    1,748,071    725,089   412,518        57,740       193,210  165,502
                               ==========    =========   =======   =======        ======       =======  =======
Changes in units (note
  5):
   Units purchased...........     52,809       62,900     27,519    22,044         5,520         4,140    3,417
   Units redeemed............    (47,539)     (57,025)   (12,364)  (11,726)          (30)       (2,644)  (2,158)
                               ----------    ---------   -------   -------        ------       -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........      5,270        5,875     15,155    10,317         5,490         1,496    1,259
                               ==========    =========   =======   =======        ======       =======  =======

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                   PIMCO Variable Insurance Trust (continued)
                              -----------------------------------------------------------------------------------
                                                           Long-Term
                                    High Yield          U.S. Government      Low Duration        Total Return
                                   Portfolio --          Portfolio --        Portfolio --        Portfolio --
                                  Administrative        Administrative          Advisor         Administrative
                                   Class Shares          Class Shares        Class Shares        Class Shares
                              ---------------------  --------------------  ----------------- --------------------
                                    Year Ended            Year Ended                              Year Ended
                                   December 31,          December 31,         Period from        December 31,
                              ---------------------  --------------------  April 29, 2005 to --------------------
                                 2005        2004       2005       2004    December 31, 2005    2005       2004
                              ----------  ---------  ---------  ---------  ----------------- ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  148,643    125,791    149,392    120,765          405         310,347    136,756
   Net realized gain
     (loss) on
     investments.............     23,657     25,858     14,655      5,026           (1)         15,673     21,643
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (82,702)    21,901    (80,632)    33,698         (225)       (220,626)    42,526
   Capital gain
     distributions...........         --         --     70,564     47,872           56          58,143     56,597
                              ----------  ---------  ---------  ---------       ------       ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     89,598    173,550    153,979    207,361          235         163,537    257,522
                              ----------  ---------  ---------  ---------       ------       ---------  ---------
From capital
  transactions:
   Net premiums..............    305,123    561,574    296,084    298,060       42,441       1,198,708    882,335
   Loan interest.............       (512)      (340)    (1,383)      (907)          --            (911)      (518)
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (25,014)        --    (48,738)   (12,947)          --         (18,913)   (39,003)
     Surrenders..............    (57,480)   (20,828)   (61,438)   (16,484)          --        (202,921)   (64,610)
     Capital
       Contributions
       (withdrawal)..........         --         --         --         --           --              --         --
     Loans...................     (8,092)    (2,465)    (8,998)   (24,592)          --         (73,288)   (22,814)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....    (98,951)   (98,641)  (152,899)  (148,052)        (257)       (314,150)  (275,458)
     Transfers (to) from
       the Guarantee
       Account...............     (8,462)    29,946     37,854    524,394         (110)         21,752    195,737
     Transfers (to) from
       other subaccounts.....    (75,228)    41,100    241,848    (42,013)          --         443,748    583,713
                              ----------  ---------  ---------  ---------       ------       ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     31,384    510,346    302,330    577,459       42,074       1,054,025  1,259,382
                              ----------  ---------  ---------  ---------       ------       ---------  ---------
Increase (decrease) in
  net assets.................    120,982    683,896    456,309    784,820       42,309       1,217,562  1,516,904
Net assets at beginning
  of year....................  2,303,779  1,619,883  3,178,565  2,393,745           --       6,630,319  5,113,415
                              ----------  ---------  ---------  ---------       ------       ---------  ---------
Net assets at end of year.... $2,424,761  2,303,779  3,634,874  3,178,565       42,309       7,847,881  6,630,319
                              ==========  =========  =========  =========       ======       =========  =========
Changes in units (note
  5):
   Units purchased...........     69,753     90,823     76,506     80,143        4,223         283,315    299,612
   Units redeemed............    (67,351)   (51,257)   (56,347)   (38,582)         (26)       (203,697)  (196,240)
                              ----------  ---------  ---------  ---------       ------       ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........      2,402     39,566     20,159     41,561        4,197          79,618    103,371
                              ==========  =========  =========  =========       ======       =========  =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                                                                    Rydex
                                    The Prudential Series Fund, Inc.           Variable Trust
                              --------------------------------------------   ------------------
                                 Jennison      Jennison         Natural
                                20/20 Focus   Portfolio --     Resources
                               Portfolio --    Class II      Portfolio --
                                 Class II       Shares         Class II           OTC Fund
                              --------------  ----------   ----------------- ------------------
                                                              Period from
                                Year Ended    Year Ended   April 29, 2005 to     Year Ended
                               December 31,   December 31,   December 31,       December 31,
                              --------------  ----------   ----------------- ------------------
                                2005    2004   2005   2004       2005          2005      2004
                              -------  -----  -----   ---- ----------------- --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (37)    (7)    (6)   (4)          (63)         (555)     (507)
   Net realized gain
     (loss) on
     investments.............     298      5     71     4         9,872        49,653    (4,523)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   3,672    476    504    56        18,831       (61,235)   63,496
   Capital gain
     distributions...........      --     --     --    --            --            --        --
                              -------  -----  -----   ---       -------      --------  --------
       Increase
         (decrease) in
         net assets from
         operations..........   3,933    474    569    56        28,640       (12,137)   58,466
                              -------  -----  -----   ---       -------      --------  --------
From capital
  transactions:
   Net premiums..............  10,530     29  3,024    36       167,630        41,269    70,634
   Loan interest.............     (13)    --     --    --            --           (15)        2
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --     --     --    --            --            --        --
     Surrenders..............      --     (5)    --    --            --       (15,319)   (3,937)
     Capital
       Contributions
       (withdrawal)..........      --     --     --    --            --            --        --
     Loans...................    (623)    --     --    --        (1,347)         (142)     (156)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....  (1,720)  (190)   (81)  (32)       (2,791)      (17,981)  (16,180)
     Transfers (to) from
       the Guarantee
       Account...............   8,510     (2)    32    --        10,654        (5,101)      (88)
     Transfers (to) from
       other subaccounts.....  23,970  5,330    217    --        89,881       (44,430)  401,583
                              -------  -----  -----   ---       -------      --------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  40,654  5,162  3,192     4       264,027       (41,719)  451,858
                              -------  -----  -----   ---       -------      --------  --------
Increase (decrease) in
  net assets.................  44,587  5,636  3,761    60       292,667       (53,856)  510,324
Net assets at beginning
  of year....................   5,647     11    708   648            --       627,667   117,343
                              -------  -----  -----   ---       -------      --------  --------
Net assets at end of year.... $50,234  5,647  4,469   708       292,667       573,811   627,667
                              =======  =====  =====   ===       =======      ========  ========
Changes in units (note
  5):
   Units purchased...........   2,683    410    700     6        33,083       295,428   213,662
   Units redeemed............    (169)   (16)  (460)   (5)      (13,567)     (308,988) (105,175)
                              -------  -----  -----   ---       -------      --------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........   2,514    394    240     1        19,516       (13,560)  108,487
                              =======  =====  =====   ===       =======      ========  ========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                        Salomon Brothers Variable Series Funds Inc
                              -------------------------------------------------------------
                               Salomon Brothers    Salomon Brothers      Salomon Brothers
                               Variable All Cap   Variable Investors    Variable Strategic
                               Fund -- Class II     Fund -- Class I    Bond Fund -- Class I
                              -----------------  --------------------  --------------------
                                  Year Ended          Year Ended            Year Ended
                                 December 31,        December 31,          December 31,
                              -----------------  --------------------  --------------------
                                2005      2004      2005       2004       2005       2004
                              --------  -------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,421      270      2,046      4,905     51,214     37,130
   Net realized gain
     (loss) on
     investments.............    1,644      101     40,180     47,289       (247)   (33,076)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    7,587   12,462     16,319     62,713    (49,251)    33,555
   Capital gain
     distributions...........      188       --         --         --     14,701     17,022
                              --------  -------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   10,840   12,833     58,545    114,907     16,417     54,631
                              --------  -------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............   81,209   65,123     50,570     44,581     59,598     64,338
   Loan interest.............       --       --     (2,108)    (1,508)        25      8,623
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --       --     (9,026)   (13,208)    (1,908)        --
     Surrenders..............       --      (40)   (37,773)  (302,555)  (125,017)   (24,274)
     Capital
       Contributions
       (withdrawal)..........       --       --         --         --         --         --
     Loans...................   (7,514)      --     (2,791)    (3,029)   (48,157)    (5,475)
     Cost of insurance
       and
       administrative
       expenses (note 4a)....   (8,681)  (7,235)   (62,630)   (71,235)   (65,769)   (67,174)
     Transfers (to) from
       the Guarantee
       Account...............      766   36,685       (241)      (980)    (1,258)     1,231
     Transfers (to) from
       other subaccounts.....   (5,162)  17,675    (57,007)    50,525    160,098   (160,228)
                              --------  -------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   60,618  112,208   (121,006)  (297,409)   (22,388)  (182,959)
                              --------  -------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   71,458  125,041    (62,461)  (182,502)    (5,971)  (128,328)
Net assets at beginning
  of year....................  194,735   69,694  1,176,879  1,359,381  1,001,308  1,129,636
                              --------  -------  ---------  ---------  ---------  ---------
Net assets at end of year.... $266,193  194,735  1,114,418  1,176,879    995,337  1,001,308
                              ========  =======  =========  =========  =========  =========
Changes in units (note
  5):
   Units purchased...........    6,467    9,037     24,048     36,931     43,169    118,278
   Units redeemed............   (2,062)    (560)   (31,628)   (56,383)   (44,337)  (131,518)
                              --------  -------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004...........    4,405    8,478     (7,580)   (19,452)    (1,168)   (13,240)
                              ========  =======  =========  =========  =========  =========

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                                         Salomon Brothers Variable                  Van Kampen Life
                                        Series Funds Inc (continued)               Investment Trust
                                    ------------------------------------ ------------------------------------
                                     Salomon Brothers  Salomon Brothers
                                         Variable          Variable           Comstock        Emerging Growth
                                       Total Return      Total Return       Portfolio --       Portfolio --
                                     Fund -- Class I   Fund -- Class II    Class II Shares    Class II Shares
                                    -----------------  ----------------- ------------------  ----------------
                                        Year Ended                           Year Ended         Year Ended
                                       December 31,       Period from       December 31,       December 31,
                                    -----------------  April 29, 2005 to ------------------  ----------------
                                      2005      2004   December 31, 2005    2005      2004     2005     2004
                                    --------  -------  ----------------- ---------  -------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $  4,139    3,901         --             6,354    2,590     (339)    (224)
   Net realized gain
     (loss) on
     investments...................    6,231   11,020         --            27,783   21,725    4,824      355
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   (4,068)   3,930         --           (12,063)  73,014   15,684   10,753
   Capital gain
     distributions.................    1,845    5,655         --            28,374       --       --       --
                                    --------  -------         --         ---------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations................    8,147   24,506         --            50,448   97,329   20,169   10,884
                                    --------  -------         --         ---------  -------  -------  -------
From capital
  transactions:
   Net premiums....................   19,570   18,306         --           438,344  243,221   81,339   68,013
   Loan interest...................      (62)    (107)        --              (304)    (158)      --       --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................       --  (30,861)        --                --       --       --       --
     Surrenders....................   (3,321)  (9,033)        --            (3,720)    (397)  (6,406)    (585)
     Capital
       Contributions
       (withdrawal)................       --       --         --                --       --       --       --
     Loans.........................   (5,766)  (2,006)        --            (4,282)      --       --       --
     Cost of insurance
       and
       administrative
       expenses (note 4a)..........  (18,055) (17,875)        --           (43,208) (28,892)  (9,840)  (7,756)
     Transfers (to) from
       the Guarantee
       Account.....................    2,190    4,497         --            19,707   11,769      347      332
     Transfers (to) from
       other subaccounts...........   (6,103)  31,286         --            32,192   85,740   25,084   14,835
                                    --------  -------         --         ---------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (11,547)  (5,793)        --           438,729  311,283   90,524   74,839
                                    --------  -------         --         ---------  -------  -------  -------
Increase (decrease) in
  net assets.......................   (3,400)  18,713         --           489,177  408,612  110,693   85,723
Net assets at beginning
  of year..........................  354,306  335,593         --           790,893  382,281  164,659   78,936
                                    --------  -------         --         ---------  -------  -------  -------
Net assets at end of year.......... $350,906  354,306         --         1,280,070  790,893  275,352  164,659
                                    ========  =======         ==         =========  =======  =======  =======
Changes in units (note
  5):
   Units purchased.................   14,498   17,691         --            64,074   43,776   14,167    9,904
   Units redeemed..................  (15,397) (18,279)        --           (28,728) (16,113)  (4,954)  (1,780)
                                    --------  -------         --         ---------  -------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners
     during the years or
     lesser periods
     ended December 31,
     2005 and 2004.................     (899)    (588)        --            35,346   27,663    9,213    8,124
                                    ========  =======         ==         =========  =======  =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2005

(1)Description of Entity

   On January 1, 2006, GE Life and Annuity Assurance Company changed its name to Genworth Life and Annuity Insurance Company (hereinafter referred to as Genworth Life & Annuity) and GE Life & Annuity Separate Account II changed its name to Genworth Life & Annuity VL Separate Account 1 (hereinafter referred to as the Separate Account). The Separate Account is a separate investment account established on August 21, 1986 by Genworth Life & Annuity pursuant to the laws of the Commonwealth of Virginia. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. Genworth Life & Annuity uses the Separate Account to support flexible premium single life and joint and last survivor variable life insurance policies issued by Genworth Life & Annuity, as well as for other purposes permitted by law.

   Currently there are multiple Subaccounts for the Separate Account available under each policy. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund), of the Fund (any open-end management investment company or any unit investment trust in which a Subaccount invests).

   The assets of the Separate Account belong to Genworth Life & Annuity. However, Genworth Life & Annuity does not charge the assets in the Separate Account attributable to the policies with liabilities arising out of any other business, which Genworth Life & Annuity may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for Genworth
Life & Annuity's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the policies supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business Genworth Life & Annuity may conduct.

   The Separate Account has been registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Policy owners assume the full investment risk for all amounts allocated to the Separate Account.

   Effective April 29, 2005, the following portfolios were added to the Separate Account.

          American Century Variable Portfolios II, Inc. -- VP
            Inflation Protection Fund -- Class II
          FAM Variable Series Fund, Inc. -- Mercury Global Allocation
            V.I. Fund -- Class III Shares
          Franklin Templeton Variable Insurance Products
            Trust -- Franklin Income Securities Fund -- Class 2 Shares
          MFS(R) Variable Insurance Trust -- MFS(R) Total Return
            Series -- Service Class Shares
          PIMCO Variable Insurance Trust -- All Asset
            Portfolio -- Advisor Class Shares
          PIMCO Variable Insurance Trust -- Low Duration
            Portfolio -- Advisor Class Shares
          The Prudential Series Fund, Inc. -- Natural Resources
            Portfolio -- Class II
          Salomon Brothers Variable Series Funds Inc -- Salomon
            Brothers Variable Total Return Fund -- Class II

   On July 14, 2004, assets in GE Life & Annuity Separate Account I and GE Life & Annuity Separate Account III were transferred to GE Life & Annuity Separate Account II (which changed its name effective January 1, 2006 to Genworth Life & Annuity VL Separate Account 1). GE Life & Annuity Separate Account I and GE Life & Annuity Separate Account III were subsequently liquidated and then deregistered. The transfer did not change the number of units and the unit values of the policy owners' interest in the Subaccounts. Additionally, the policies and related fee structure did not change.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005


   Effective April 30, 2004 the following Portfolios were added to the Separate
Account:

          Evergreen Variable Annuity Trust -- Evergreen VA Omega
            Fund -- Class 2
          Fidelity Variable Insurance Products Fund -- VIP Asset
            Manager/SM/ Portfolio -- Service Class 2
          Fidelity Variable Insurance Products Fund -- VIP Value
            Strategies Portfolio -- Service Class 2
          FAM Variable Series Funds, Inc. -- Mercury Basic Value V.I.
            Fund -- Class III Shares
          FAM Variable Series Funds, Inc. -- Mercury Large Cap Growth
            V.I. Fund -- Class III Shares
          FAM Variable Series Funds, Inc. -- Mercury Value
            Opportunities V.I. Fund -- Class III Shares
          Oppenheimer Variable Account Funds -- Oppenheimer Balanced
            Fund/VA -- Service Shares

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting premium and new transfers from the Separate Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II shares and the AllianceBernstein Variable Product Series -- AllianceBernstein International Value
Portfolio -- Class B were added to the Separate Account.

   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I Shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I Shares were added to the Separate Account.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (U.S. GAAP). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the market day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Class

   There are six unit classes of Subaccounts based on the life policy through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4 (a) below. Policy form numbers P1095, P1096, P1097, P1250CR and P1251 are no longer available for sale, although additional premium may still be accepted under the terms of the policy.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005


  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of Genworth Life & Annuity. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. Genworth Life & Annuity is taxed as a life insurance company under the Code.

(3)Purchase and Sales of Investments

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2005 were:

                                                                       Cost of    Proceeds
                                                                        Shares      from
Fund/Portfolio                                                         Acquired  Shares Sold
--------------                                                        ---------- -----------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares....................... $  343,727 $  212,569
 AIM V.I. Capital Appreciation Fund -- Series I shares...............    235,063    246,943
 AIM V.I. Growth Fund -- Series I shares.............................     53,879     74,039
 AIM V.I. International Growth Fund -- Series II shares..............    305,333    121,627
 AIM V.I. Premier Equity Fund -- Series I shares.....................    139,936    169,654
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares...................    775,574  1,586,013
 Alger American Small Capitalization Portfolio -- Class O Shares.....  1,262,699  1,737,075
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Global Technology Portfolio -- Class B............     16,051     18,220
 AllianceBernstein Growth and Income Portfolio -- Class B............  2,044,597  1,787,034
 AllianceBernstein International Value Portfolio -- Class B..........    702,366    210,433
 AllianceBernstein Large Cap Growth Portfolio -- Class B.............    228,862    253,811
 AllianceBernstein Small Cap Growth Portfolio -- Class B.............     44,603    129,274
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II............................     10,614        156
Dreyfus
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares     24,908     23,748
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund........................................    520,271    272,908
 VT Worldwide Health Sciences Fund...................................     98,155     52,935
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2..................................     26,576     16,779
FAM Variable Series Fund, Inc.
 Mercury Basic Value V.I. Fund -- Class III Shares...................     41,451     10,321
 Mercury Global Allocation V.I. Fund -- Class III Shares.............      2,796      2,251
 Mercury Large Cap Growth V.I. Fund -- Class III Shares..............     70,944      5,437
 Mercury Value Opportunities V.I. Fund -- Class III Shares...........     25,430      7,608
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares................    519,298    668,965
 Federated Capital Income Fund II....................................    234,566    473,144
 Federated High Income Bond Fund II -- Primary Shares................    592,237    770,096
 Federated High Income Bond Fund II -- Service Shares................    463,249    422,259
 Federated Kaufmann Fund II -- Service Shares........................    394,292    254,342

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Cost of     Proceeds
                                                                 Shares       from
Fund/Portfolio                                                  Acquired   Shares Sold
--------------                                                 ----------- -----------
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class............. $ 1,140,568 $ 1,786,568
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........     108,799       4,223
 VIP Contrafund(R) Portfolio -- Initial Class.................   5,459,879   4,758,414
 VIP Contrafund(R) Portfolio -- Service Class 2...............   2,056,152   1,169,772
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2      61,466      44,248
 VIP Equity-Income Portfolio -- Initial Class.................   3,088,413   4,456,267
 VIP Equity-Income Portfolio -- Service Class 2...............   1,361,663     927,595
 VIP Growth & Income Portfolio -- Initial Class...............     811,023   1,005,511
 VIP Growth & Income Portfolio -- Service Class 2.............     298,992     259,684
 VIP Growth Opportunities Portfolio -- Initial Class..........     466,611     294,422
 VIP Growth Portfolio -- Initial Class........................   2,031,044   3,352,759
 VIP Growth Portfolio -- Service Class 2......................     931,608     933,754
 VIP Mid Cap Portfolio -- Service Class 2.....................   3,136,114   2,171,431
 VIP Overseas Portfolio -- Initial Class......................   1,993,746   2,382,485
 VIP Value Strategies Portfolio -- Service Class 2............     165,484     115,429
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares............     292,191      59,529
 Templeton Foreign Securities Fund -- Class I Shares..........     645,629      72,419
 Templeton Global Income Securities Fund -- Class I Shares....     872,722      75,112
GE Investments Funds, Inc.
 Global Income Fund...........................................     165,356     752,589
 Income Fund..................................................   1,411,248   1,067,271
 International Equity Fund....................................     645,030     845,676
 Mid-Cap Equity Fund..........................................   2,165,884   2,203,847
 Money Market Fund............................................  32,416,354  32,810,729
 Premier Growth Equity Fund...................................   2,187,822   2,192,935
 Real Estate Securities Fund..................................   3,179,136   3,322,749
 S&P 500(R) Index Fund........................................   6,288,040   6,841,974
 Small-Cap Value Equity Fund..................................   2,292,031   1,856,321
 Total Return Fund............................................   3,602,150   2,056,743
 U.S. Equity Fund.............................................     735,467     686,281
 Value Equity Fund............................................     342,210     293,491
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.........................     746,621     581,540
 Goldman Sachs Mid Cap Value Fund.............................   3,498,284   2,356,905
Greenwich Street Series Fund
 Salomon Brothers Variable Aggressive Growth Fund -- Class II.     112,076     104,386
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares...................     943,902   2,043,200
 Balanced Portfolio -- Service Shares.........................     970,050     898,357
 Flexible Bond Portfolio -- Institutional Shares..............     370,948     465,887
 Forty Portfolio -- Institutional Shares......................     550,302     867,235
 Forty Portfolio -- Service Shares............................     276,043     349,690
 Global Life Sciences Portfolio -- Service Shares.............      96,178     152,478
 Global Technology Portfolio -- Service Shares................      88,032     118,296
 International Growth Portfolio -- Institutional Shares.......   2,004,892   2,247,963

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                             Cost of    Proceeds
                                                                              Shares      from
Fund/Portfolio                                                               Acquired  Shares Sold
--------------                                                              ---------- -----------
 International Growth Portfolio -- Service Shares.......................... $  211,651 $  470,679
 Large Cap Growth Portfolio -- Institutional Shares........................  1,168,185  1,866,193
 Large Cap Growth Portfolio -- Service Shares..............................     46,857     99,038
 Mid Cap Growth Portfolio -- Institutional Shares..........................  1,369,982  2,126,699
 Mid Cap Growth Portfolio -- Service Shares................................    171,256    202,468
 Worldwide Growth Portfolio -- Institutional Shares........................  1,544,240  2,859,054
 Worldwide Growth Portfolio -- Service Shares..............................    290,328    293,052
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............     96,501    110,337
 MFS(R) Investors Trust Series -- Service Class Shares.....................    142,994    154,975
 MFS(R) New Discovery Series -- Service Class Shares.......................    444,997    652,930
 MFS(R) Total Return Series -- Service Class Shares........................     79,565     24,968
 MFS(R) Utilities Series -- Service Class Shares...........................    552,999    478,613
Nations Separate Account Trust
 Nations Marsico Growth Portfolio..........................................  1,083,512    610,456
 Nations Marsico International Opportunities Portfolio.....................  1,076,355    845,127
Old Mutual Insurance Company, Inc.
 Old Mutual Growth II Portfolio............................................    278,558    432,107
 Old Mutual Large Cap Growth Portfolio.....................................    178,973    369,736
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA.....................................    761,272  1,286,190
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...................     39,188     39,719
 Oppenheimer Balanced Fund/VA..............................................    967,977  1,004,356
 Oppenheimer Balanced Fund/VA -- Service Shares............................    221,969      8,526
 Oppenheimer Capital Appreciation Fund/VA..................................  1,859,969  2,865,666
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................    194,288    101,018
 Oppenheimer Core Bond Fund/VA.............................................    886,217    812,142
 Oppenheimer Global Securities Fund/VA -- Service Shares...................  1,306,778    973,951
 Oppenheimer High Income Fund/VA...........................................  1,130,201  1,333,199
 Oppenheimer Main Street Fund/VA -- Service Shares.........................    498,417    449,322
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............    474,190    211,217
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares...............................     58,029        304
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares     58,789     34,248
 High Yield Portfolio -- Administrative Class Shares.......................  1,096,163    916,761
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........  1,371,864    852,877
 Low Duration Portfolio -- Advisor Class Shares............................     42,668        266
 Total Return Portfolio -- Administrative Class Shares.....................  4,015,899  2,609,359
The Prudential Series Fund, Inc.
 Jennison 20/20 Focus Portfolio -- Class II................................     43,211      2,594
 Jennison Portfolio -- Class II Shares.....................................      9,398      6,211
 Natural Resources Portfolio -- Class II...................................    444,779    180,815
Rydex Variable Trust
 OTC Fund..................................................................  1,324,037  1,366,311
Salomon Brothers Variable Series Funds Inc
 Salomon Brothers Variable All Cap Fund -- Class II........................     91,117     28,907
 Salomon Brothers Variable Investors Fund -- Class I.......................    397,757    516,718

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                          Cost of   Proceeds
                                                           Shares     from
Fund/Portfolio                                            Acquired Shares Sold
--------------                                            -------- -----------
 Salomon Brothers Variable Strategic Bond Fund -- Class I $704,545  $661,066
 Salomon Brothers Variable Total Return Fund -- Class I..  197,563   203,125
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares...................  830,517   357,058
 Emerging Growth Portfolio -- Class II Shares............  141,008    50,825

(4)Related Party Transactions

  (a) Genworth Life & Annuity

   Type I Units (Policy P1096 and P1251)

   Net premium payments transferred from Genworth Life & Annuity to the Separate Account represent gross premium payments recorded by Genworth Life & Annuity on its flexible premium variable universal life insurance policies and flexible premium joint and last survivor variable life insurance policies less deductions. For Policy P1251, deductions from premium depend on the initial specified amount. If the initial specified amount is $500,000 or more, a current deduction of 3.5% premium charge (5% maximum) is assessed from each premium payment before the premium is allocated to the Subaccounts. If the initial specified amount is at least $250,000 but less than $500,000, a current deduction of 6.5% premium charge (8% maximum) is assessed. For Policy P1096, a premium charge of 7.5% from each premium payment is assessed before the premium is allocated to the Subaccounts.

   Policy P1251 assesses a minimum surrender charge of $12.00 per $1,000 of specified amount and a maximum of $60.00 per $1,000 of specified amount if the policy is surrendered during the first 16 years of the policy or 16 years after an increase in specified amount. A surrender charge would also apply if the specified amount were decreased at a time when surrender would otherwise be assessed. For Policy P1096, a minimum surrender charge of $2.50 per $1,000 of specified amount and a maximum of $7.50 per $1,000 of specified amount not to exceed $500 is assessed if the policy surrendered during policy years 1 through
9. Policy P1096 also assesses a fee for increases in specified amount. This fee will never be lower than $1.50 per $1,000 of specified amount and never higher than $300.

   A mortality and expense risk charge is deducted daily from the assets in the Subaccounts attributable to the policies equal to an effective annual rate of 0.70% of the average daily net assets of the Separate Account. This charge is for the mortality and expense risks that Genworth Life & Annuity assumes.

   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction for Policy P1251 consists of a cost of insurance charge that varies based upon the Insured's gender, issue age, risk class and the year of coverage, a policy charge of $5, an expense charge of up to $0.20 per $1,000 of specified amount, and any charges for additional benefits added by riders to the policy. The monthly deduction for Policy P1096 consists of a cost of insurance charge that varies based upon the Insured's gender, issue age, risk class and the year of coverage, a current monthly administrative charge of $6 ($12 maximum) and any charges for additional benefits added by riders to the policy.

   Policy P1096 assesses a deferred sales charge during policy years 2-10 of 45% of the premiums paid on specified amount (of less than $250,000) during the first policy year. This charge is reduced to 40% of the premiums paid on specified amount of $250,000 or more. The policy also assesses a net loan charge at an annualized rate of 2.0% for non-preferred loans. There are no charges for Policy P1096 for preferred loans after year 11. For Policy P1251, there is a net loan charge of 2.0% for non-preferred loans and no charge for preferred loans in all years.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005


   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer among Subaccounts after the first transfer made in any calendar month.

   Type II Units (Policy Form P1250 and P1250CR)

   Net premiums transferred from Genworth Life & Annuity to the Separate Account represent gross premiums recorded by Genworth Life & Annuity on its flexible premium variable universal life insurance policies less deductions. For Policy P1250, a 3% charge from each premium (5% maximum) is assessed before it is allocated to the Subaccounts. For Policy P1250CR, an 8% charge from each premium (10% maximum) is assessed before it is allocated to the Subaccounts.

   A mortality and expense risk charge is deducted daily from the assets in the Subaccounts attributable to the policies equal to an effective annual rate of 0.70% of the average daily net assets of the Separate Account. This charge is for the mortality and expense risks that Genworth Life & Annuity assumes.

   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured's gender, issue age, risk class and the year of coverage, a policy charge of $12 in the first policy year ($15 for Policy P1250CR) and $6 per month thereafter ($12 maximum), and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

   There will be a surrender charge if the policy is surrendered during the surrender period. The surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender (where applicable) and rating class of each Insured and by the number of months since the policy date. The surrender charge remains level for the first five policy years and then decreases uniformly each policy month to zero over the next 10 policy years or until the Insured attains age 95, whichever is earlier. For Policy P1250, the surrender charge is guaranteed not to exceed $50.63 per $1,000 of specified amount. For Policy P1250CR, the surrender charge is guaranteed not to exceed $51.36 per $1,000 of specified amount.

   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer among Subaccounts after the first transfer made in any calendar month. Policies issued on policy form P1250 and marketed under the name of Protection Plus do not assess a transfer charge but reserve the right to impose a charge of up to $10 after the first transfer made in any calendar month. Policy P1096 assesses a maximum net loan charge at an annualized rate of 2.0% for non-preferred loans in policy years 0 through 10 and there is no charge for preferred loans in policy years 11 and after (there is a maximum charge of 2.0% for preferred loans in policy years 11 and after).

   Type III Units (Policy Form P1258 and P1259)

   Net premiums transferred from Genworth Life & Annuity to the Separate Account represent gross premiums recorded by Genworth Life & Annuity on its flexible premium single life and joint and last survivor variable life insurance policies less deductions. A 5% charge from each premium (7.5% maximum) is assessed before it is allocated to the Subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005


   A mortality and expense risk charge is deducted monthly from a policy's assets. This charge is for the mortality and expense risks that Genworth Life & Annuity assumes. This charge is equal to an effective annual rate of 0.40% of the first $50,000 of the policy's unloaned assets in the Subaccounts (0.40% of the first $100,000 of unloaned assets in the Subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of 0.05% of the policy's unloaned assets in the Subaccounts over $50,000 ($100,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, Genworth Life & Annuity does not deduct a mortality and expense risk charge for the policy's unloaned assets in the Subaccounts over $50,000 ($100,000 for a joint and last survivor policy).

   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured's gender, issue age, risk class and the year of coverage, the mortality and expense risk charge (discussed above), a policy charge of $5 ($10 per month maximum), a maximum monthly expense charge of $0.20 per $1,000 (a maximum of $0.83 per $1,000) of specified amount for the first 10 policy years and the first 10 policy years after an increase in specified amount and any charges for additional benefits added by riders to the policy.

   There will be a surrender charge if the policy is surrendered during the first 10 policy years or 10 years after an increase in specified amount. The maximum surrender charge assessed is $37.19 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) of the Insured. For a joint and last survivor policy, the factor depends on the issue age, gender (where applicable) and risk class of both Insured's. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

   Genworth Life & Annuity reserves the right to assess a maximum partial surrender fee of the lesser of $25 or 2%, of the amount surrendered. Currently, this partial surrender processing fee is not assessed.

   Certain policy owners may elect to allocate premium payments to a Guarantee Account that is part of the general account of Genworth Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   A loan charge of 0.15% of the net annualized rate is assessed on all loans taken in policy years 1 through 5 and no charge is assessed in policy years 6 and after. The maximum charge of 0.40% of the net annualized rate in policy years 1-10 may be assessed with 0.00% thereafter.

   Currently, there is no transfer fee, but Genworth Life & Annuity reserves the right to assess $20 per transfer for any transfer made after the 12th transfer in a calendar year.

   Type IV Units (P1095)

   Net premiums transferred from Genworth Life & Annuity to the Separate Account represent gross premiums recorded by Genworth Life & Annuity on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A premium charge of 8.5% is assessed with each premium payment. This fee compensates Genworth Life & Annuity for sales and distribution expenses as well as expenses associated with federal, state, and local premium taxes.

   A mortality and expense risk charge is deducted daily from the policy owner assets in the Subaccounts. This charge is for the mortality and expense risks that Genworth Life & Annuity assumes. This charge is equal to 0.50% of the value of the unloaned assets in the Subaccounts.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005


   A loan charge at a net annualized rate of 4.0% is assessed on all loans taken. A cost of insurance charge is deducted monthly. The cost of insurance varies based on the amount of insurance, death benefit option elected, the policy's cash value, policy duration, as well as the gender, issue age, policy and risk class of the Insured. The minimum cost of insurance charge is equal to $0.09 per $1,000 net amount at risk. The maximum charge is $35.46 per $1,000 of net amount at risk. Genworth Life & Annuity also charges for any benefits added by a rider. A charge equal to the lesser of $25 or 2% of the cash value surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer after the first in a calendar year.

   Type V Units (Policy Form P1097)

   Net premiums transferred from Genworth Life & Annuity to the Separate Account represent gross premiums recorded by Genworth Life & Annuity on its flexible premium variable life insurance policies, less deductions. For ten years after each premium payment, Genworth Life & Annuity deducts a monthly premium tax charge equal to an annual rate of 0.20% of the portion of the cash value in the Separate Account attributable to each premium payment and a monthly distribution expense charge equal to an annual rate of 0.30% of that portion of the cash value in the Separate Account attributable to each premium payment.

   A mortality and expense risk charge is deducted daily from the assets allocated to the Subaccounts available to the policies equal to an effective annual rate of 0.90% of the average daily unloaned net assets in the Separate Account. This charge is for the mortality and expense risks that Genworth Life & Annuity assumes. In addition, an Administrative Expense is deducted daily from the assets allocated to the Subaccounts available to the policies equal to an effective annual rate of 0.40% of the average daily unloaned net assets in the Separate Account

   There is a premium tax charge assessed on the policy date and monthly thereafter for 10 years following each premium payment equal to an annual rate of 0.20% of that portion of the policy's cash value in the Separate Account attributable to each premium payment. There is also a distribution expense charge assessed on the policy date and monthly thereafter for 10 years following each premium payment equal to an annual rate of 0.30% of that portion of the policy's cash value in the Separate Account attributable to each premium payment.

   A cost of insurance charge is deducted monthly. The cost of insurance charge depends on a number of factors such as the age, gender, policy duration and risk class of the Insured. Currently, the minimum cost of insurance charge is 0.55% of the policy's cash value in the Separate Account; the maximum cost of insurance charge is $83.33 per $1,000 of specified amount.

   There will be a surrender charge if the policy is surrendered within ten years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payments made under the policy before the surrender. The maximum surrender charge is 6% of premium payments for the first four years of the premium payment and then declines by 1% each year thereafter until reaching no charge after year ten.

   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer among Subaccounts after the first transfer made in any calendar month.

   There is a net loan charge assessed for loans taken under the policy. If assessed, the charge is assessed monthly until the loan is repaid in full. Currently there is a net annualized charge of 2.0% on all non-preferred loans. There is no charge on preferred loans; however, we reserve the right to assess a charge of 2.0% on preferred loans.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005


   Type VI Units (Policy Forms P1254 and P1255)

   Net premiums transferred from Genworth Life & Annuity to the Separate Account represent gross premiums recorded by Genworth Life & Annuity on its flexible premium single life and joint and last survivor variable insurance policies less deductions. For 10 years after each premium payment, Genworth Life & Annuity deducts a monthly premium tax recovery charge equal to an annualized rate of 0.20% of the portion of the assets in the Separate Account attributable to each premium payment and a monthly distribution expense charge equal to an annualized rate of 0.30% of that portion of the assets in the Separate Account attributable to each premium payment.

   A mortality and expense risk charge is deducted monthly from the assets in the Subaccounts attributable to the policies equal to an annualized rate of 0.70% of the average daily unloaned net assets during the first ten policy years and an annualized rate of 0.35% thereafter. This charge is for the mortality and expense risks that Genworth Life & Annuity assumes. In addition, an administrative expense is deducted monthly from the policy value. Currently, the minimum administration expense charge is a minimum of $8.00 per month. The maximum amount charged is guaranteed to not exceed an annualized rate of 0.40% of the amount of account value at the time the charge is assessed.

   A cost of insurance charge is deducted monthly. For a single life policy, the current effective annual rate of this charge is 0.05% of the account value (maximum of $83.33 per $1,000 of net amount at risk). For a joint and last survivor policy, the current effective annual rate of the charge is 0.03% of the account value (maximum of $83.33 per $1,000 of net amount at risk).

   There will be a surrender charge if the policy is surrendered within seven years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payment made under the policy before the surrender. The maximum surrender charge is 6% and decreases to 0% in year seven.

   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders. Partial surrenders are not permitted if the partial surrender would reduce the account value below $25,000.

   Currently a charge is not assessed for transfers among Subaccounts. Genworth Life & Annuity has reserved the right to assess a $10 transfer charge for each transfer.

   There is a net loan charge assessed for all loans taken under the policy. Currently, there is a charge of a net annualized rate of 2.0% on all non-preferred loans and preferred loans taken in the first policy year. There is no charge for preferred loans taken after the first policy year.

   Genworth Life & Annuity also assess a one-time charge of $250, if a policy owner elects the Accelerated Benefit Rider.

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivables from Genworth Life & Annuity that are attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the policies for services and benefits unpaid at year-end are accrued and payable to Genworth Life & Annuity.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of Genworth Life & Annuity, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

as the distributor and principal underwriter for variable life insurance policies issued by Genworth Life & Annuity. Genworth Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of Genworth Life & Annuity are also officers and directors of CBC.

  (e) General Electric Company

   In 2004 and until December 7, 2005, GE Investments Funds, Inc. and GE Asset Management, Incorporated were considered a related party to Genworth Life & Annuity since General Electric Company (the ultimate parent of GE Investments Funds, Inc. and GE Asset Management) held greater than 25% of our indirect parent Genworth Financial, Inc. (Genworth). On December 7, 2005, General Electric Company (GE) sold 38 million shares of Genworth Class A Common
Stock. As a result, GE's common stock ownership of Genworth was reduced to approximately 18%. Consequently, Genworth Life & Annuity and Capital Brokerage Corporation are no longer considered affiliated with GE Asset Management Incorporated and the GE Investments Funds, Inc. Subsequently on March 8, 2006, GE sold its remaining holdings of Genworth Class A Common Stock to the public. Concurrently with the sale of the remaining Genworth Class A Common Stock to the public, Genworth repurchased 15 million shares of Genworth Class B Common Stock directly from GE. At the close of business on March 8, 2006, GE no longer held any shares of Genworth common stock.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years ended December 31, 2005 and 2004 is reflected in the Statement of Changes in Net Assets.

(6)Financial Highlights

   A summary by unit type and by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows. Financial highlights are only disclosed for Subaccounts and unit types that had outstanding units as of December 31st of any given year and were still available to policy owners during 2005.

   Expenses as a percentage of average net assets represent the annualized policy expenses of the Separate Account, consisting of the mortality and expense risk charges for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the policy owner through the redemption of units and expenses of the underlying portfolios are excluded. The expenses as a percentage of average net assets for Type III and Type VI units are zero because the expenses are deducted monthly by redemption of units.

   The investment income ratio represents the ordinary dividends received by the Subaccount from the underlying portfolio divided by the average net assets.

   The total return below represents the annual total return for the year or lesser periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return on the following pages.

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005


                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                ------- ---------- ------ ------------- ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005...............................................  58,487   $20.42   $1,194     0.70%        0.23%    11.25%
   2004...............................................  64,007    18.35    1,175     0.70%        0.00%     4.76%
   2003...............................................  70,632    17.52    1,237     0.70%        0.00%    34.22%
   2002...............................................  88,027    13.05    1,149     0.70%        0.04%   (33.46)%
   2001...............................................  97,453    19.62    1,912     0.70%        0.24%   (12.44)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005...............................................  80,089    12.36      990     0.70%        0.00%    16.07%
   2004...............................................  84,695    10.65      902     0.70%        0.00%    15.75%
   2003...............................................  88,815     9.20      817     0.70%        0.00%    41.35%
   2002...............................................  98,354     6.51      640     0.70%        0.00%   (26.74)%
   2001...............................................  96,584     8.88      858     0.70%        0.05%   (30.01)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................   8,567    14.18      121     0.70%        1.27%     3.87%
   2004...............................................   8,812    13.65      120     0.70%        0.77%    10.44%
   2003...............................................   4,918    12.36       61     0.70%        0.82%    23.62%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2005...............................................  25,297    19.93      504     0.70%        1.57%     4.29%
   2004...............................................  27,570    19.11      527     0.70%        1.39%     9.01%
   2003...............................................  26,786    17.53      470     0.70%        1.52%    26.80%
   2002...............................................  17,448    13.82      241     0.70%        1.23%   (20.77)%
   2001...............................................  20,425    17.45      356     0.70%        1.27%    (4.89)%
 Federated Capital Income Fund II
   2005...............................................   7,719    15.78      122     0.70%        4.81%     5.54%
   2004...............................................  10,865    14.95      162     0.70%        3.84%     9.15%
   2003...............................................  11,831    13.70      162     0.70%        6.38%    19.83%
   2002...............................................   9,949    11.43      114     0.70%        5.55%   (24.48)%
   2001...............................................  13,254    15.14      201     0.70%        3.30%   (14.33)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005...............................................  12,387    19.72      244     0.70%        8.67%     1.94%
   2004...............................................  14,224    19.35      275     0.70%        7.36%     9.69%
   2003...............................................  17,323    17.64      306     0.70%        6.26%    21.36%
   2002...............................................  17,068    14.53      248     0.70%        9.77%     0.68%
   2001...............................................  15,482    14.44      224     0.70%       10.29%     0.67%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005...............................................  81,457    33.50    2,729     0.70%        2.70%     3.32%
   2004...............................................  83,755    32.42    2,716     0.70%        2.79%     4.73%
   2003...............................................  83,772    30.96    2,594     0.70%        3.64%    17.15%
   2002............................................... 125,324    26.43    3,312     0.70%        4.08%    (9.37)%
   2001............................................... 131,477    29.16    3,834     0.70%        4.27%    (4.77)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type I:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                              ------- ---------- ------ ------------- ---------- ------
 VIP Contrafund(R) Portfolio -- Initial Class
   2005.............................................  98,047   $40.83   $4,003     0.70%        0.30%    16.12%
   2004............................................. 106,366    35.16    3,740     0.70%        0.33%    14.67%
   2003............................................. 114,659    30.67    3,516     0.70%        0.45%    27.57%
   2002............................................. 112,644    24.04    2,708     0.70%        0.84%    (9.98)%
   2001............................................. 111,945    26.71    2,990     0.70%        0.81%   (12.86)%
 VIP Equity-Income Portfolio -- Initial Class
   2005............................................. 100,800    59.45    5,993     0.70%        2.08%     5.13%
   2004............................................. 107,953    56.55    6,105     0.70%        1.55%    10.75%
   2003............................................. 117,925    51.06    6,022     0.70%        1.79%    29.42%
   2002............................................. 126,781    39.46    5,003     0.70%        1.82%   (17.53)%
   2001............................................. 134,736    47.84    6,446     0.70%        1.70%    (5.62)%
 VIP Growth & Income Portfolio -- Initial Class
   2005.............................................  32,512    17.17      558     0.70%        1.53%     6.88%
   2004.............................................  39,165    16.07      629     0.70%        0.99%     5.05%
   2003.............................................  32,628    15.29      499     0.70%        1.18%    22.91%
   2002.............................................  28,213    12.44      351     0.70%        1.24%   (17.20)%
   2001.............................................  22,841    15.03      343     0.70%        1.36%    (9.39)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2005.............................................  10,528    12.74      134     0.70%        0.86%     8.13%
   2004.............................................  10,990    11.78      129     0.70%        0.53%     6.44%
   2003.............................................  11,634    11.07      129     0.70%        0.77%    28.96%
   2002.............................................  13,585     8.58      117     0.70%        1.08%   (22.39)%
   2001.............................................  12,762    11.06      141     0.70%        0.39%   (15.02)%
 VIP Growth Portfolio -- Initial Class
   2005.............................................  85,165    57.94    4,934     0.70%        0.51%     5.06%
   2004.............................................  90,251    55.15    4,977     0.70%        0.27%     2.65%
   2003.............................................  94,294    53.72    5,066     0.70%        0.27%    31.92%
   2002.............................................  99,324    40.72    4,044     0.70%        0.26%   (30.60)%
   2001............................................. 108,530    58.68    6,369     0.70%        0.08%   (18.23)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................  23,025    20.31      468     0.70%        0.00%    17.19%
   2004.............................................  17,568    17.33      304     0.70%        0.00%    23.78%
   2003.............................................   2,380    14.00       33     0.70%        0.19%    40.01%
 VIP Overseas Portfolio -- Initial Class
   2005.............................................  58,742    36.04    2,117     0.70%        1.20%    18.22%
   2004.............................................  62,825    30.49    1,915     0.70%        1.00%    12.84%
   2003.............................................  61,054    27.02    1,650     0.70%        0.62%    42.37%
   2002.............................................  61,001    18.98    1,158     0.70%        0.79%   (20.84)%
   2001.............................................  65,937    23.97    1,581     0.70%        5.39%   (21.72)%
Franklin Templeton Variable Insurance Products Trust
 Templeton Foreign Securities Fund -- Class I Shares
   2005.............................................   7,544    11.22       85     0.70%        0.94%     9.71%
 Templeton Global Income Securities Fund -- Class I
   Shares
   2005.............................................   7,172     9.77       70     0.70%        1.95%    (3.59)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                        Net Assets     Expenses as a Investment
                                     ----------------- % of Average    Income    Total
Type I:                       Units  Unit Value  000s   Net Assets     Ratio     Return
-------                      ------- ---------- ------ ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005.....................  34,021   $14.40   $  490     0.70%        5.10%     1.32%
   2004.....................  41,843    14.21      595     0.70%        4.48%     2.69%
   2003.....................  44,806    13.84      620     0.70%        4.10%     2.87%
   2002.....................  42,923    13.45      577     0.70%        4.30%     9.12%
   2001.....................  33,971    12.33      419     0.70%        4.90%     6.67%
 International Equity Fund
   2005.....................  22,455    18.24      410     0.70%        1.03%    17.37%
   2004.....................  19,633    15.54      305     0.70%        1.35%    15.04%
   2003.....................  17,570    13.51      237     0.70%        1.04%    36.94%
   2002.....................  14,584     9.87      144     0.70%        1.48%   (24.36)%
   2001.....................   8,794    13.04      115     0.70%        1.28%   (21.42)%
 Mid-Cap Equity Fund
   2005.....................  26,974    25.19      680     0.70%        2.46%    10.96%
   2004.....................  28,681    22.71      651     0.70%        1.08%    15.21%
   2003.....................  39,861    19.71      786     0.70%        1.56%    32.01%
   2002.....................  26,207    14.93      391     0.70%        0.99%   (14.37)%
   2001.....................  16,101    17.44      281     0.70%        0.90%    (0.38)%
 Money Market Fund
   2005..................... 104,294    19.94    2,080     0.70%        2.74%     2.09%
   2004..................... 106,372    19.53    2,078     0.70%        0.97%     0.24%
   2003..................... 202,661    19.48    3,949     0.70%        0.80%     0.07%
   2002..................... 178,387    19.47    3,473     0.70%        1.47%     0.76%
   2001..................... 131,894    19.32    2,548     0.70%        3.85%     3.24%
 Premier Growth Equity Fund
   2005.....................  33,862    10.75      364     0.70%        0.37%     0.59%
   2004.....................  40,140    10.69      429     0.70%        0.67%     6.28%
   2003.....................  33,685    10.06      339     0.70%        0.21%    28.01%
   2002.....................  24,730     7.86      194     0.70%        0.05%   (21.57)%
   2001.....................  16,957    10.02      170     0.70%        0.12%    (9.78)%
 Real Estate Securities Fund
   2005.....................  27,025    43.13    1,166     0.70%        5.73%    11.00%
   2004.....................  28,265    38.86    1,098     0.70%        6.29%    31.44%
   2003.....................  26,702    29.56      789     0.70%        4.02%    36.42%
   2002.....................  24,064    21.67      521     0.70%        4.64%    (2.04)%
   2001.....................  19,511    22.12      432     0.70%        3.75%    11.05%
 S&P 500(R) Index Fund
   2005.....................  86,576    55.20    4,779     0.70%        1.62%     3.78%
   2004.....................  88,729    53.19    4,719     0.70%        1.68%     9.69%
   2003.....................  89,863    48.49    4,358     0.70%        1.41%    27.38%
   2002.....................  85,927    38.07    3,271     0.70%        1.33%   (22.91)%
   2001.....................  88,043    49.38    4,348     0.70%        1.03%   (12.88)%
 Small-Cap Value Equity Fund
   2005.....................   5,723    16.03       92     0.70%        1.09%     8.77%
   2004.....................   3,788    14.74       56     0.70%        6.61%    14.34%
   2003.....................   1,173    12.89       15     0.70%        0.09%    28.93%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                            Net Assets     Expenses as a Investment
                                                         ----------------- % of Average    Income    Total
Type I:                                           Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                           ------ ---------- ------ ------------- ---------- ------
 Total Return Fund
   2005.......................................... 29,879   $47.79   $1,428     0.70%        1.74%     2.95%
   2004.......................................... 31,532    46.42    1,464     0.70%        1.46%     7.43%
   2003.......................................... 32,449    43.21    1,402     0.70%        1.33%    19.47%
   2002.......................................... 31,607    36.17    1,143     0.70%        2.32%    (9.95)%
   2001.......................................... 29,464    40.16    1,183     0.70%        1.60%    (3.57)%
 U.S. Equity Fund
   2005.......................................... 20,741    12.24      254     0.70%        1.18%     1.79%
   2004.......................................... 19,987    12.03      240     0.70%        1.41%     7.41%
   2003.......................................... 13,281    11.20      149     0.70%        0.96%    22.41%
   2002.......................................... 10,610     9.15       97     0.70%        0.99%   (19.83)%
   2001..........................................  6,600    11.41       75     0.70%        0.80%    (9.12)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005.......................................... 12,629    10.49      133     0.70%        1.92%     3.20%
   2004.......................................... 10,082    10.17      103     0.70%        2.20%    17.96%
   2003..........................................  6,641     8.62       57     0.70%        1.33%    23.49%
   2002..........................................  6,403     6.98       45     0.70%        1.95%   (11.96)%
   2001..........................................    837     7.93        7     0.70%        0.51%    (9.98)%
 Goldman Sachs Mid Cap Value Fund
   2005.......................................... 49,075    20.69    1,015     0.70%        3.01%    12.04%
   2004.......................................... 45,058    18.46      832     0.70%        4.90%    25.00%
   2003.......................................... 41,257    14.77      609     0.70%        0.96%    27.49%
   2002.......................................... 36,991    11.59      429     0.70%        0.98%    (5.36)%
   2001.......................................... 29,382    12.24      360     0.70%        1.42%    11.26%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005.......................................... 65,864    27.89    1,837     0.70%        2.25%     7.20%
   2004.......................................... 70,726    26.02    1,840     0.70%        2.15%     7.77%
   2003.......................................... 86,999    24.14    2,100     0.70%        2.20%    13.25%
   2002.......................................... 85,649    21.32    1,826     0.70%        2.36%    (7.10)%
   2001.......................................... 82,439    22.95    1,892     0.70%        1.35%    (5.34)%
 Flexible Bond Portfolio -- Institutional Shares
   2005.......................................... 15,323    18.91      290     0.70%        5.31%     1.29%
   2004.......................................... 18,766    18.67      350     0.70%        5.66%     3.24%
   2003.......................................... 18,703    18.08      338     0.70%        4.27%     5.65%
   2002.......................................... 17,057    17.12      292     0.70%        5.26%     9.70%
   2001..........................................  9,034    15.60      141     0.70%        3.30%     6.98%
 Forty Portfolio -- Institutional Shares
   2005.......................................... 18,971    27.28      518     0.70%        0.21%    12.06%
   2004.......................................... 19,526    24.34      475     0.70%        0.24%    17.40%
   2003.......................................... 20,483    20.74      425     0.70%        0.47%    19.69%
   2002.......................................... 21,974    17.32      381     0.70%        0.55%   (16.26)%
   2001.......................................... 22,414    20.69      464     0.70%        0.42%   (22.22)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................  2,948    10.53       31     0.70%        0.00%    11.54%
   2004..........................................  4,103     9.44       39     0.70%        0.00%    13.42%
   2003..........................................  2,748     8.32       23     0.70%        0.00%    25.31%
   2002..........................................  6,041     6.64       40     0.70%        0.00%   (30.04)%
   2001..........................................  6,051     9.49       57     0.70%        0.00%   (17.34)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type I:                                                  Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                 ------- ---------- ------ ------------- ---------- ------
 Global Technology Portfolio -- Service Shares
   2005................................................  14,574   $ 4.02   $   59     0.70%        0.00%    10.77%
   2004................................................  17,281     3.63       63     0.70%        0.00%    (0.14)%
   2003................................................  15,204     3.63       55     0.70%        0.00%    45.45%
   2002................................................  11,168     2.50       28     0.70%        0.00%   (41.35)%
   2001................................................   9,570     4.26       41     0.70%        0.00%   (37.76)%
 International Growth Portfolio -- Institutional Shares
   2005................................................  35,534    28.41    1,009     0.70%        1.21%    31.37%
   2004................................................  37,282    21.62      806     0.70%        0.93%    18.12%
   2003................................................  43,369    18.31      794     0.70%        1.22%    33.97%
   2002................................................  43,699    13.66      597     0.70%        0.84%   (26.11)%
   2001................................................  50,194    18.49      928     0.70%        0.38%   (23.78)%
 Large Cap Growth Portfolio -- Institutional Shares
   2005................................................  95,854    22.72    2,178     0.70%        0.34%     3.56%
   2004................................................ 102,050    21.94    2,239     0.70%        0.14%     3.78%
   2003................................................ 117,163    21.14    2,476     0.70%        0.09%    30.81%
   2002................................................ 128,068    16.16    2,070     0.70%        0.00%   (27.02)%
   2001................................................ 136,463    22.14    3,021     0.70%        0.02%   (25.26)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2005................................................  92,332    27.04    2,497     0.70%        0.00%    11.52%
   2004................................................  98,993    24.25    2,400     0.70%        0.00%    19.90%
   2003................................................ 107,769    20.22    2,179     0.70%        0.00%    34.16%
   2002................................................ 110,040    15.07    1,658     0.70%        0.00%   (28.44)%
   2001................................................ 114,341    21.06    2,408     0.70%        0.00%   (39.88)%
 Worldwide Growth Portfolio -- Institutional Shares
   2005................................................ 118,054    25.67    3,030     0.70%        1.35%     5.13%
   2004................................................ 127,547    24.41    3,114     0.70%        0.99%     4.04%
   2003................................................ 150,208    23.47    3,525     0.70%        1.08%    23.12%
   2002................................................ 162,939    19.06    3,106     0.70%        0.86%   (26.02)%
   2001................................................ 186,134    25.76    4,795     0.70%        0.24%   (22.98)%
MFS(R) Variable Insurance Trust
 MFS(R) New Discovery Series -- Service Class Shares
   2005................................................   2,364    14.08       33     0.70%        0.00%     4.30%
   2004................................................   2,365    13.50       32     0.70%        0.00%     5.46%
   2003................................................   1,277    12.80       16     0.70%        0.00%    28.00%
Old Mutual Insurance Company, Inc.
 Old Mutual Growth II Portfolio
   2005................................................  16,696    11.17      186     0.70%        0.00%    10.58%
   2004................................................  21,391    10.10      216     0.70%        0.00%     5.86%
   2003................................................  22,515     9.54      215     0.70%        0.00%    24.82%
   2002................................................  29,713     7.64      227     0.70%        0.00%   (30.92)%
   2001................................................  21,511    11.07      238     0.70%        0.00%   (40.89)%
 Old Mutual Large Cap Growth Portfolio
   2005................................................  14,463    17.91      259     0.70%        0.00%     3.83%
   2004................................................  17,378    17.25      300     0.70%        0.00%     8.18%
   2003................................................  19,361    15.95      309     0.70%        0.00%    30.27%
   2002................................................  17,789    12.24      218     0.70%        0.00%   (29.81)%
   2001................................................  18,707    17.44      326     0.70%        0.00%   (28.79)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type I:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                ------ ---------- ------ ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005............................................... 48,705   $59.09   $2,878     0.70%        0.00%    11.54%
   2004............................................... 49,979    52.98    2,648     0.70%        0.00%    18.94%
   2003............................................... 57,336    44.54    2,554     0.70%        0.00%    24.71%
   2002............................................... 62,159    35.72    2,220     0.70%        0.70%   (28.30)%
   2001............................................... 75,849    49.81    3,778     0.70%        0.97%   (31.75)%
 Oppenheimer Balanced Fund/VA
   2005............................................... 21,413    46.39      993     0.70%        1.74%     3.16%
   2004............................................... 23,507    44.96    1,057     0.70%        1.02%     9.33%
   2003............................................... 22,613    41.13      930     0.70%        2.87%    24.08%
   2002............................................... 24,204    33.15      802     0.70%        3.72%   (11.03)%
   2001............................................... 25,511    37.25      950     0.70%        3.71%     1.50%
 Oppenheimer Capital Appreciation Fund/VA
   2005............................................... 39,116    65.72    2,571     0.70%        0.94%     4.36%
   2004............................................... 42,791    62.97    2,695     0.70%        0.32%     6.19%
   2003............................................... 48,987    59.30    2,905     0.70%        0.39%    30.03%
   2002............................................... 53,318    45.61    2,432     0.70%        0.61%   (27.37)%
   2001............................................... 60,645    62.80    3,809     0.70%        0.63%   (13.19)%
 Oppenheimer Core Bond Fund/VA
   2005............................................... 19,541    32.15      628     0.70%        5.14%     1.87%
   2004............................................... 19,028    31.56      600     0.70%        4.60%     4.75%
   2003............................................... 20,122    30.12      606     0.70%        5.59%     6.03%
   2002............................................... 23,819    28.41      677     0.70%        7.18%     8.32%
   2001............................................... 21,130    26.23      554     0.70%        7.69%     7.03%
 Oppenheimer High Income Fund/VA
   2005............................................... 37,770    44.99    1,699     0.70%        6.49%     1.60%
   2004............................................... 38,786    44.28    1,718     0.70%        6.62%     8.20%
   2003............................................... 47,580    40.93    1,947     0.70%        6.67%    23.09%
   2002............................................... 47,784    33.25    1,589     0.70%       10.73%    (3.08)%
   2001............................................... 51,746    34.30    1,775     0.70%       10.35%     1.25%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 12,843    10.75      138     0.70%        4.36%     1.73%
   2004...............................................  6,203    10.57       66     0.70%        2.63%     4.15%
   2003...............................................  2,997    10.15       30     0.70%        3.38%     1.49%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2005............................................... 13,215    17.09      226     0.70%        1.16%     5.78%
   2004............................................... 12,118    16.15      196     0.70%        1.39%     9.60%
   2003............................................... 21,575    14.74      318     0.70%        1.53%    31.41%
   2002............................................... 26,040    11.22      292     0.70%        1.11%   (23.59)%
   2001............................................... 21,398    14.68      314     0.70%        0.86%    (4.82)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005...............................................  9,350    15.14      142     0.70%        6.03%     1.75%
   2004............................................... 17,519    14.88      261     0.70%        4.59%     5.90%
   2003............................................... 17,306    14.05      243     0.70%        4.82%    12.44%
   2002...............................................  9,971    12.49      125     0.70%        6.01%     8.08%
   2001...............................................  3,651    11.56       42     0.70%        6.44%     6.17%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type I:                                                  Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                 ------- ---------- ------ ------------- ---------- ------
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005................................................   8,961   $13.31   $  119     0.70%        2.12%     2.59%
   2004................................................   8,878    12.97      115     0.70%        2.16%     7.98%
   2003................................................   7,201    12.01       87     0.70%        2.19%    15.10%
   2002................................................   7,649    10.44       80     0.70%        1.78%    (7.52)%
   2001................................................   2,210    11.29       25     0.70%        3.70%    (1.50)%

Type II:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................   8,805    14.95      132     0.70%        0.52%     4.69%
   2004................................................   7,226    14.28      103     0.70%        0.00%    10.06%
   2003................................................   4,019    12.97       52     0.70%        0.00%    29.73%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005................................................  36,928     6.54      242     0.70%        0.07%     8.08%
   2004................................................  35,019     6.06      212     0.70%        0.00%     5.88%
   2003................................................  37,073     5.72      212     0.70%        0.00%    28.61%
   2002................................................  27,851     4.45      124     0.70%        0.00%   (24.89)%
   2001................................................  16,503     5.92       98     0.70%        0.00%   (23.82)%
 AIM V.I. Growth Fund -- Series I shares
   2005................................................  40,374     5.22      211     0.70%        0.00%     6.73%
   2004................................................  38,938     4.89      190     0.70%        0.00%     7.47%
   2003................................................  40,947     4.55      186     0.70%        0.00%    30.32%
   2002................................................  35,571     3.49      124     0.70%        0.00%   (31.46)%
   2001................................................  16,297     5.10       83     0.70%        0.40%   (34.35)%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................   4,405    12.44       55     0.70%        0.89%    16.88%
   2004................................................       4    10.64        1     0.70%        0.00%     6.40%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005................................................  46,816     7.50      351     0.70%        0.84%     4.92%
   2004................................................  46,132     7.15      330     0.70%        0.47%     5.03%
   2003................................................  46,144     6.81      314     0.70%        0.33%    24.20%
   2002................................................  41,113     5.48      225     0.70%        0.45%   (30.75)%
   2001................................................  19,328     7.91      153     0.70%        0.35%   (13.18)%
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005................................................  90,001    20.42    1,838     0.70%        0.23%    11.25%
   2004................................................  99,389    18.35    1,824     0.70%        0.00%     4.76%
   2003................................................ 110,002    17.52    1,927     0.70%        0.00%    34.22%
   2002................................................ 109,921    13.05    1,434     0.70%        0.04%   (33.46)%
   2001................................................ 129,030    19.62    2,532     0.70%        0.24%   (12.44)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005................................................  90,680    12.36    1,121     0.70%        0.00%    16.07%
   2004................................................  88,530    10.65      943     0.70%        0.00%    15.75%
   2003................................................  88,375     9.20      813     0.70%        0.00%    41.35%
   2002................................................  84,392     6.51      549     0.70%        0.00%   (26.74)%
   2001................................................  69,049     8.88      613     0.70%        0.05%   (30.01)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type II:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                              ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005..............................................   1,731   $14.23   $   25     0.70%        0.00%     2.92%
   2004..............................................   1,659    13.83       23     0.70%        0.00%     4.35%
   2003..............................................     722    13.25       10     0.70%        0.00%    32.50%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005.............................................. 156,200    11.80    1,843     0.70%        1.27%     3.87%
   2004.............................................. 148,087    11.36    1,682     0.70%        0.77%    10.44%
   2003.............................................. 136,367    10.29    1,403     0.70%        0.82%    31.26%
   2002..............................................  87,054     7.84      683     0.70%        0.56%   (22.81)%
   2001..............................................  42,611    10.15      433     0.70%        0.32%    (0.55)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005..............................................   6,741    12.21       82     0.70%        0.72%    15.71%
   2004..............................................       3    10.55        1     0.70%        0.00%     5.50%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005..............................................  31,872     7.28      232     0.70%        0.00%    14.04%
   2004..............................................  30,628     6.38      195     0.70%        0.00%     7.58%
   2003..............................................  34,350     5.93      204     0.70%        0.00%    22.50%
   2002..............................................  25,762     4.84      125     0.70%        0.00%   (31.33)%
   2001..............................................  16,341     7.05      115     0.70%        0.00%   (17.98)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005..............................................  11,206     8.54       96     0.70%        0.00%     4.13%
   2004..............................................  11,164     8.20       92     0.70%        0.00%    13.58%
   2003..............................................  10,174     7.22       73     0.70%        0.00%    47.63%
   2002..............................................   7,741     4.89       38     0.70%        0.00%   (32.54)%
   2001..............................................   3,292     7.25       24     0.70%        0.00%   (13.47)%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2005..............................................  10,939     6.42       70     0.70%        0.00%     2.89%
   2004..............................................  10,304     6.24       64     0.70%        0.40%     5.46%
   2003..............................................   9,897     5.92       59     0.70%        0.13%    25.12%
   2002..............................................   7,490     4.73       35     0.70%        0.35%   (29.44)%
   2001..............................................   3,973     6.70       27     0.70%        0.13%   (23.12)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005..............................................  12,491    10.73      134     0.70%        4.07%     3.14%
   2004..............................................   9,103    10.41       95     0.70%        3.14%     2.11%
   2003..............................................     401    10.19        4     0.70%        1.25%     1.90%
 VT Worldwide Health Sciences Fund
   2005..............................................   5,009    13.42       67     0.70%        0.00%     6.28%
   2004..............................................   4,520    12.62       57     0.70%        0.00%     5.49%
   2003..............................................   3,673    11.97       44     0.70%        0.00%    19.67%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets    Expenses as a Investment
                                                                  --------------- % of Average    Income    Total
Type II:                                                   Units  Unit Value 000s  Net Assets     Ratio     Return
--------                                                   ------ ---------- ---- ------------- ---------- ------
FAM Variable Series Fund, Inc.
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...................................................  1,560   $11.14   $ 17     0.70%        0.23%     1.91%
 Mercury Large Cap Growth V.I. Fund -- Class III Shares
   2005...................................................    525    11.98      6     0.70%        0.00%     9.70%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005...................................................    388    12.33      5     0.70%        1.58%     9.34%
   2004...................................................     41    11.27      1     0.70%       13.19%    12.74%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2005................................................... 13,656    19.93    272     0.70%        1.57%     4.29%
   2004................................................... 18,133    19.11    347     0.70%        1.39%     9.01%
   2003................................................... 23,085    17.53    405     0.70%        1.52%    26.80%
   2002................................................... 25,242    13.82    349     0.70%        1.23%   (20.77)%
   2001................................................... 25,767    17.45    450     0.70%        1.27%    (4.89)%
 Federated Capital Income Fund II
   2005...................................................  9,322    15.78    147     0.70%        4.81%     5.54%
   2004................................................... 11,922    14.95    178     0.70%        3.84%     9.15%
   2003................................................... 11,951    13.70    164     0.70%        6.38%    19.83%
   2002................................................... 14,863    11.43    170     0.70%        5.55%   (24.48)%
   2001................................................... 16,543    15.14    250     0.70%        3.30%   (14.33)%
 Federated High Income Bond Fund II -- Primary Shares
   2005................................................... 18,774    19.72    370     0.70%        8.67%     1.94%
   2004................................................... 23,479    19.35    454     0.70%        7.36%     9.69%
   2003................................................... 23,064    17.64    407     0.70%        6.26%    21.36%
   2002................................................... 23,982    14.53    348     0.70%        9.77%     0.68%
   2001................................................... 16,943    14.44    245     0.70%       10.29%     0.66%
 Federated High Income Bond Fund II -- Service Shares
   2005................................................... 16,696    12.63    211     0.70%        8.43%     1.56%
   2004................................................... 15,416    12.44    192     0.70%        6.07%     9.39%
   2003................................................... 13,385    11.37    152     0.70%        5.63%    20.94%
   2002...................................................  8,558     9.40     80     0.70%        8.29%     0.52%
   2001...................................................  3,727     9.34     35     0.70%        0.00%     0.67%
 Federated Kaufmann Fund II -- Service Shares
   2005................................................... 14,241    16.75    238     0.70%        0.00%    10.10%
   2004................................................... 12,585    15.21    191     0.70%        0.01%    13.68%
   2003...................................................  8,431    13.38    113     0.70%        0.00%    33.81%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005................................................... 11,392    33.50    382     0.70%        2.70%     3.32%
   2004................................................... 11,342    32.42    368     0.70%        2.79%     4.73%
   2003................................................... 10,314    30.96    319     0.70%        3.64%    17.15%
   2002...................................................  8,611    26.43    228     0.70%        4.08%    (9.37)%
   2001...................................................  8,491    29.16    248     0.70%        4.27%    (4.77)%
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...................................................     35    10.73      1     0.70%        1.16%     3.06%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 VIP Contrafund(R) Portfolio -- Initial Class
   2005............................................... 116,186   $40.83   $4,744     0.70%        0.30%    16.12%
   2004............................................... 106,831    35.16    3,757     0.70%        0.33%    14.67%
   2003............................................... 107,026    30.67    3,282     0.70%        0.45%    27.57%
   2002............................................... 105,161    24.04    2,528     0.70%        0.84%    (9.98)%
   2001............................................... 109,907    26.71    2,936     0.70%        0.81%   (12.86)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................... 146,787    12.26    1,800     0.70%        0.13%    15.83%
   2004............................................... 132,371    10.58    1,401     0.70%        0.19%    14.35%
   2003............................................... 107,149     9.26      992     0.70%        0.21%    27.30%
   2002...............................................  55,714     7.27      405     0.70%        0.44%   (10.24)%
   2001...............................................  23,700     8.10      192     0.70%        0.00%   (13.09)%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2005...............................................   1,031    14.35       15     0.70%        0.00%    19.83%
   2004...............................................     227    11.97        3     0.70%        0.00%     0.57%
   2003...............................................     177    11.90        2     0.70%        0.00%    19.03%
 VIP Equity-Income Portfolio -- Initial Class
   2005...............................................  35,770    59.45    2,127     0.70%        2.08%     5.13%
   2004...............................................  36,992    56.55    2,092     0.70%        1.55%    10.75%
   2003...............................................  35,597    51.06    1,818     0.70%        1.79%    29.42%
   2002...............................................  25,961    39.46    1,024     0.70%        1.82%   (17.53)%
   2001...............................................  27,433    47.84    1,312     0.70%        1.70%    (5.62)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................  90,232    12.01    1,084     0.70%        1.79%     4.83%
   2004...............................................  86,710    11.45      993     0.70%        1.29%    10.45%
   2003...............................................  77,554    10.37      804     0.70%        1.31%    29.12%
   2002...............................................  54,112     8.03      435     0.70%        1.08%   (17.73)%
   2001...............................................  25,792     9.76      252     0.70%        0.02%    (5.89)%
 VIP Growth & Income Portfolio -- Initial Class
   2005...............................................  44,734    17.17      768     0.70%        1.53%     6.88%
   2004...............................................  47,088    16.07      757     0.70%        0.99%     5.05%
   2003...............................................  77,244    15.29    1,181     0.70%        1.18%    22.91%
   2002...............................................  73,891    12.44      919     0.70%        1.24%   (17.20)%
   2001...............................................  66,877    15.03    1,005     0.70%        1.36%    (9.39)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005...............................................  35,100     9.72      341     0.70%        1.31%     6.65%
   2004...............................................  32,269     9.11      294     0.70%        0.70%     4.78%
   2003...............................................  31,503     8.69      274     0.70%        0.76%    22.58%
   2002...............................................  21,637     7.09      153     0.70%        1.16%   (17.43)%
   2001...............................................  13,655     8.59      117     0.70%        0.00%    (9.65)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2005...............................................  23,426    12.74      298     0.70%        0.86%     8.13%
   2004...............................................  21,127    11.78      249     0.70%        0.53%     6.44%
   2003...............................................  26,615    11.07      295     0.70%        0.77%    28.96%
   2002...............................................  22,930     8.58      197     0.70%        1.08%   (22.39)%
   2001...............................................  24,875    11.06      275     0.70%        0.39%   (15.02)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type II:                                              Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                             ------- ---------- ------ ------------- ---------- ------
 VIP Growth Portfolio -- Initial Class
   2005.............................................  35,224   $57.94   $2,041     0.70%        0.51%     5.06%
   2004.............................................  37,617    55.15    2,074     0.70%        0.27%     2.65%
   2003.............................................  39,606    53.72    2,128     0.70%        0.27%    31.92%
   2002.............................................  32,419    40.72    1,320     0.70%        0.26%   (30.60)%
   2001.............................................  34,260    58.68    2,010     0.70%        0.08%   (18.23)%
 VIP Growth Portfolio -- Service Class 2
   2005............................................. 158,776     6.97    1,107     0.70%        0.27%     4.77%
   2004............................................. 152,890     6.66    1,017     0.70%        0.12%     2.40%
   2003............................................. 140,851     6.50      915     0.70%        0.10%    31.61%
   2002............................................. 112,010     4.94      553     0.70%        0.11%   (30.78)%
   2001.............................................  60,788     7.13      433     0.70%        0.00%   (18.44)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005............................................. 139,055    17.03    2,367     0.70%        0.00%    17.19%
   2004............................................. 111,544    14.53    1,620     0.70%        0.00%    23.78%
   2003.............................................  89,513    11.74    1,051     0.70%        0.19%    37.28%
   2002.............................................  46,405     8.55      397     0.70%        0.45%   (10.65)%
   2001.............................................  12,355     9.57      118     0.70%        0.00%    (4.19)%
 VIP Overseas Portfolio -- Initial Class
   2005.............................................  19,495    36.04      703     0.70%        1.20%    18.22%
   2004.............................................  20,017    30.49      610     0.70%        1.00%    12.84%
   2003.............................................  13,119    27.02      354     0.70%        0.62%    42.37%
   2002.............................................   9,210    18.98      175     0.70%        0.79%   (20.84)%
   2001.............................................   7,322    23.97      176     0.70%        5.39%   (21.72)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005.............................................      91    11.53        1     0.70%        0.09%     1.71%
   2004.............................................      27    11.33        1     0.70%        0.00%    13.31%
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares
   2005.............................................   2,304    10.46       24     0.70%        0.00%     4.60%
 Templeton Foreign Securities Fund -- Class I Shares
   2005.............................................  12,051    11.22      135     0.70%        0.94%     9.70%
 Templeton Global Income Securities Fund -- Class I
   Shares
   2005.............................................  25,114     9.77      245     0.70%        1.95%    (3.59)%
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................  46,074    14.40      663     0.70%        5.10%     1.32%
   2004.............................................  50,335    14.21      715     0.70%        4.48%     2.69%
   2003.............................................  77,398    13.84    1,071     0.70%        4.10%     2.87%
   2002............................................. 133,661    13.45    1,798     0.70%        4.30%     9.12%
   2001.............................................  28,562    12.33      352     0.70%        4.90%     6.67%
 International Equity Fund
   2005.............................................  35,191    18.24      642     0.70%        1.03%    17.37%
   2004.............................................  38,000    15.54      591     0.70%        1.35%    15.04%
   2003.............................................  34,577    13.51      467     0.70%        1.04%    36.94%
   2002.............................................  30,591     9.87      302     0.70%        1.48%   (24.36)%
   2001.............................................  23,877    13.04      311     0.70%        1.28%   (21.42)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                        Net Assets     Expenses as a Investment
                                     ----------------- % of Average    Income    Total
Type II:                      Units  Unit Value  000s   Net Assets     Ratio     Return
--------                     ------- ---------- ------ ------------- ---------- ------
 Mid-Cap Equity Fund
   2005.....................  84,020   $25.19   $2,117     0.70%        2.46%    10.96%
   2004.....................  89,246    22.71    2,026     0.70%        1.08%    15.21%
   2003.....................  87,431    19.71    1,723     0.70%        1.56%    32.01%
   2002.....................  72,247    14.93    1,079     0.70%        0.99%   (14.37)%
   2001.....................  64,428    17.44    1,124     0.70%        0.90%    (0.38)%
 Money Market Fund
   2005..................... 302,508    19.94    6,032     0.70%        2.74%     2.09%
   2004..................... 306,182    19.53    5,980     0.70%        0.97%     0.24%
   2003..................... 383,069    19.48    7,464     0.70%        0.80%     0.07%
   2002..................... 444,423    19.47    8,653     0.70%        1.47%     0.76%
   2001..................... 375,930    19.32    7,263     0.70%        3.85%     3.24%
 Premier Growth Equity Fund
   2005..................... 150,244    10.75    1,616     0.70%        0.37%     0.59%
   2004..................... 156,662    10.69    1,675     0.70%        0.67%     6.28%
   2003..................... 150,000    10.06    1,509     0.70%        0.21%    28.01%
   2002.....................  97,973     7.86      770     0.70%        0.05%   (21.57)%
   2001.....................  77,433    10.02      776     0.70%        0.12%    (9.78)%
 Real Estate Securities Fund
   2005.....................  35,970    43.13    1,552     0.70%        5.73%    11.00%
   2004.....................  36,245    38.86    1,408     0.70%        6.29%    31.44%
   2003.....................  32,239    29.56      953     0.70%        4.02%    36.42%
   2002.....................  31,288    21.67      678     0.70%        4.64%    (2.04)%
   2001.....................  24,349    22.12      539     0.70%        3.75%    11.05%
 S&P 500(R) Index Fund
   2005..................... 165,725    55.20    9,148     0.70%        1.62%     3.78%
   2004..................... 168,892    53.19    8,983     0.70%        1.68%     9.69%
   2003..................... 175,964    48.49    8,533     0.70%        1.41%    27.38%
   2002..................... 168,621    38.07    6,419     0.70%        1.33%   (22.91)%
   2001..................... 145,112    49.38    7,166     0.70%        1.03%   (12.88)%
 Small-Cap Value Equity Fund
   2005.....................  83,928    15.72    1,319     0.70%        1.09%     8.77%
   2004.....................  62,443    14.45      902     0.70%        6.61%    14.34%
   2003.....................  46,706    12.64      590     0.70%        0.09%    23.25%
   2002.....................  28,077    10.25      288     0.70%        0.40%   (14.46)%
   2001.....................   8,753    11.99      105     0.70%        0.88%     9.20%
 Total Return Fund
   2005.....................  20,895    47.79      999     0.70%        1.74%     2.95%
   2004.....................  22,258    46.42    1,033     0.70%        1.46%     7.43%
   2003.....................  21,189    43.21      916     0.70%        1.33%    19.47%
   2002.....................  16,545    36.17      598     0.70%        2.32%    (9.95)%
   2001.....................  16,248    40.16      653     0.70%        1.60%    (3.57)%
 U.S. Equity Fund
   2005.....................  91,103    12.24    1,115     0.70%        1.18%     1.79%
   2004.....................  93,438    12.03    1,124     0.70%        1.41%     7.41%
   2003.....................  91,590    11.20    1,026     0.70%        0.96%    22.41%
   2002.....................  98,826     9.15      904     0.70%        0.99%   (19.83)%
   2001..................... 105,740    11.41    1,206     0.70%        0.80%    (9.12)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type II:                                              Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                             ------- ---------- ------ ------------- ---------- ------
 Value Equity Fund
   2005.............................................  30,960   $10.23   $  317     0.70%        1.24%     3.33%
   2004.............................................  23,890     9.90      237     0.70%        1.26%     8.80%
   2003.............................................  21,350     9.10      194     0.70%        1.94%    23.18%
   2002.............................................  17,703     7.39      131     0.70%        1.28%   (18.14)%
   2001.............................................   8,331     9.03       75     0.70%        1.78%    (9.40)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005.............................................  38,457    10.49      404     0.70%        1.92%     3.20%
   2004.............................................  27,365    10.17      278     0.70%        2.20%    17.96%
   2003.............................................  16,805     8.62      145     0.70%        1.33%    23.49%
   2002.............................................  20,760     6.98      145     0.70%        1.95%   (11.96)%
   2001.............................................  13,984     7.93      111     0.70%        0.51%    (9.98)%
 Goldman Sachs Mid Cap Value Fund
   2005............................................. 100,529    20.69    2,080     0.70%        3.01%    12.04%
   2004.............................................  87,893    18.46    1,623     0.70%        4.90%    25.00%
   2003.............................................  74,805    14.77    1,105     0.70%        0.96%    27.49%
   2002.............................................  84,028    11.59      974     0.70%        0.98%    (5.36)%
   2001.............................................  76,066    12.24      931     0.70%        1.42%    11.26%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005.............................................   1,798    14.86       27     0.70%        0.00%     8.88%
   2004.............................................   1,347    13.65       18     0.70%        0.00%     8.02%
   2003.............................................     128    12.64        2     0.70%        0.00%    26.38%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005.............................................  78,609    27.89    2,192     0.70%        2.25%     7.20%
   2004............................................. 105,395    26.02    2,742     0.70%        2.15%     7.77%
   2003............................................. 118,040    24.14    2,850     0.70%        2.20%    13.25%
   2002............................................. 150,095    21.32    3,200     0.70%        2.36%    (7.10)%
   2001............................................. 150,202    22.95    3,447     0.70%        1.35%    (5.34)%
 Balanced Portfolio -- Service Shares
   2005............................................. 162,619    11.06    1,799     0.70%        2.10%     6.91%
   2004............................................. 163,634    10.35    1,693     0.70%        2.37%     7.53%
   2003............................................. 148,936     9.62    1,433     0.70%        2.03%    12.93%
   2002............................................. 117,565     8.52    1,002     0.70%        2.48%    (7.33)%
   2001.............................................  61,208     9.19      563     0.70%        2.06%    (5.57)%
 Flexible Bond Portfolio -- Institutional Shares
   2005.............................................  17,150    18.91      324     0.70%        5.31%     1.29%
   2004.............................................  22,035    18.67      411     0.70%        5.66%     3.24%
   2003.............................................  32,132    18.08      581     0.70%        4.27%     5.65%
   2002.............................................  30,899    17.12      529     0.70%        5.26%     9.70%
   2001.............................................  22,884    15.60      357     0.70%        3.30%     6.98%
 Forty Portfolio -- Institutional Shares
   2005.............................................  63,632    27.28    1,736     0.70%        0.21%    12.06%
   2004.............................................  70,555    24.34    1,718     0.70%        0.24%    17.40%
   2003.............................................  89,818    20.74    1,862     0.70%        0.47%    19.69%
   2002............................................. 118,598    17.32    2,054     0.70%        0.55%   (16.26)%
   2001............................................. 121,421    20.69    2,512     0.70%        0.42%   (22.22)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type II:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                                ------- ---------- ------ ------------- ---------- ------
 Forty Portfolio -- Service Shares
   2005................................................  34,465   $ 8.34   $  288     0.70%        0.01%    11.77%
   2004................................................  35,918     7.46      268     0.70%        0.03%    17.14%
   2003................................................  35,232     6.37      224     0.70%        0.27%    19.39%
   2002................................................  29,735     5.34      159     0.70%        0.34%   (16.52)%
   2001................................................  19,212     6.39      123     0.70%        0.48%   (22.38)%
 Global Life Sciences Portfolio -- Service Shares
   2005................................................  27,225    10.53      287     0.70%        0.00%    11.54%
   2004................................................  29,001     9.44      274     0.70%        0.00%    13.42%
   2003................................................  25,559     8.32      213     0.70%        0.00%    25.31%
   2002................................................  20,648     6.64      137     0.70%        0.00%   (30.04)%
   2001................................................  14,783     9.49      140     0.70%        0.00%   (17.34)%
 Global Technology Portfolio -- Service Shares
   2005................................................  59,777     4.02      240     0.70%        0.00%    10.77%
   2004................................................  59,416     3.63      215     0.70%        0.00%    (0.14)%
   2003................................................  62,665     3.63      228     0.70%        0.00%    45.45%
   2002................................................  41,442     2.50      104     0.70%        0.00%   (41.35)%
   2001................................................  24,502     4.26      104     0.70%        0.00%   (37.76)%
 International Growth Portfolio -- Institutional Shares
   2005................................................  81,758    28.41    2,322     0.70%        1.21%    31.37%
   2004................................................  81,120    21.62    1,754     0.70%        0.93%    18.12%
   2003................................................  83,681    18.31    1,532     0.70%        1.22%    33.97%
   2002................................................  84,814    13.66    1,159     0.70%        0.84%   (26.11)%
   2001................................................  95,757    18.49    1,771     0.70%        0.38%   (23.78)%
 International Growth Portfolio -- Service Shares
   2005................................................  21,501    10.05      216     0.70%        1.04%    31.02%
   2004................................................  39,219     7.67      301     0.70%        0.87%    17.85%
   2003................................................  38,190     6.51      249     0.70%        1.11%    33.59%
   2002................................................  28,173     4.87      137     0.70%        0.83%   (26.28)%
   2001................................................  17,206     6.61      114     0.70%        0.22%   (23.97)%
 Large Cap Growth Portfolio -- Institutional Shares
   2005................................................ 125,662    22.72    2,855     0.70%        0.34%     3.56%
   2004................................................ 130,686    21.94    2,867     0.70%        0.14%     3.78%
   2003................................................ 134,660    21.14    2,846     0.70%        0.09%    30.81%
   2002................................................ 131,849    16.16    2,131     0.70%        0.00%   (27.02)%
   2001................................................ 136,402    22.14    3,020     0.70%        0.02%   (25.26)%
 Large Cap Growth Portfolio -- Service Shares
   2005................................................  37,337     6.27      234     0.70%        0.12%     3.29%
   2004................................................  36,233     6.07      220     0.70%        0.00%     3.47%
   2003................................................  36,456     5.87      214     0.70%        0.00%    30.57%
   2002................................................  30,203     4.49      136     0.70%        0.00%   (27.23)%
   2001................................................  21,087     6.17      130     0.70%        0.00%   (25.43)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2005................................................ 109,948    27.04    2,973     0.70%        0.00%    11.52%
   2004................................................ 117,313    24.25    2,844     0.70%        0.00%    19.90%
   2003................................................ 120,393    20.22    2,435     0.70%        0.00%    34.16%
   2002................................................ 115,952    15.07    1,747     0.70%        0.00%   (28.44)%
   2001................................................ 109,492    21.06    2,306     0.70%        0.00%   (39.88)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2005...............................................  76,903   $ 5.22   $  402     0.70%        0.00%    11.25%
   2004...............................................  77,944     4.70      366     0.70%        0.00%    19.63%
   2003...............................................  72,473     3.93      284     0.70%        0.00%    33.82%
   2002...............................................  59,086     2.93      173     0.70%        0.00%   (28.62)%
   2001...............................................  28,395     4.11      117     0.70%        0.00%   (40.02)%
 Worldwide Growth Portfolio -- Institutional Shares
   2005...............................................  89,670    25.67    2,301     0.70%        1.35%     5.13%
   2004...............................................  98,544    24.41    2,406     0.70%        0.99%     4.04%
   2003............................................... 105,867    23.47    2,484     0.70%        1.08%    23.12%
   2002............................................... 144,792    19.06    2,760     0.70%        0.86%   (26.02)%
   2001............................................... 144,970    25.76    3,734     0.70%        0.24%   (22.98)%
 Worldwide Growth Portfolio -- Service Shares
   2005...............................................  50,065     6.58      330     0.70%        1.23%     4.83%
   2004...............................................  48,113     6.28      302     0.70%        0.91%     3.79%
   2003...............................................  54,662     6.05      331     0.70%        0.87%    22.82%
   2002...............................................  48,691     4.93      240     0.70%        0.70%   (26.23)%
   2001...............................................  22,940     6.68      153     0.70%        0.15%   (23.16)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005...............................................  44,913     6.36      286     0.70%        0.14%     3.50%
   2004...............................................  44,622     6.15      274     0.70%        0.00%     8.22%
   2003...............................................  33,326     5.68      189     0.70%        0.00%    21.75%
   2002...............................................  23,388     4.67      109     0.70%        0.00%   (28.22)%
   2001...............................................  11,383     6.50       74     0.70%        0.03%   (25.36)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................  10,058     8.99       90     0.70%        0.31%     6.28%
   2004...............................................  10,354     8.46       88     0.70%        0.43%    10.34%
   2003...............................................  14,833     7.67      114     0.70%        0.46%    20.98%
   2002...............................................  13,017     6.34       83     0.70%        0.55%   (21.71)%
   2001...............................................   8,997     8.09       73     0.70%        0.08%   (16.69)%
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  71,736     8.37      600     0.70%        0.00%     4.30%
   2004...............................................  72,197     8.02      579     0.70%        0.00%     5.46%
   2003...............................................  75,499     7.61      574     0.70%        0.00%    32.50%
   2002...............................................  21,603     5.74      124     0.70%        0.00%   (32.28)%
   2001...............................................   7,898     8.48       67     0.70%        0.00%    (5.92)%
 MFS(R) Total Return Series -- Service Class Shares
   2005...............................................      59    10.38        1     0.70%        0.00%     3.84%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................  50,863    11.23      571     0.70%        0.50%    15.76%
   2004...............................................  48,177     9.70      467     0.70%        1.31%    28.93%
   2003...............................................  49,227     7.52      370     0.70%        2.02%    34.62%
   2002...............................................  37,194     5.59      208     0.70%        2.87%   (23.44)%
   2001...............................................  25,912     7.30      189     0.70%        1.76%   (24.98)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type II:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------ ---------- ------ ------------- ---------- ------
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................... 15,565   $14.88   $  232     0.70%        0.00%     6.70%
   2004...............................................  9,816    13.95      137     0.70%        0.00%    12.24%
   2003...............................................  2,119    12.42       26     0.70%        0.00%    24.25%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  8,924    18.49      165     0.70%        1.02%    18.69%
   2004...............................................  6,951    15.58      108     0.70%        0.65%    15.78%
   2003...............................................  2,081    13.46       28     0.70%        0.01%    34.58%
Old Mutual Insurance Company, Inc.
 Old Mutual Growth II Portfolio
   2005............................................... 38,983    11.17      435     0.70%        0.00%    10.58%
   2004............................................... 43,944    10.10      444     0.70%        0.00%     5.86%
   2003............................................... 49,925     9.54      476     0.70%        0.00%    24.82%
   2002............................................... 49,673     7.64      380     0.70%        0.00%   (30.92)%
   2001............................................... 45,469    11.07      503     0.70%        0.00%   (40.89)%
 Old Mutual Large Cap Growth Portfolio
   2005............................................... 28,950    17.91      519     0.70%        0.00%     3.83%
   2004............................................... 31,250    17.25      539     0.70%        0.00%     8.18%
   2003............................................... 35,568    15.95      567     0.70%        0.00%    30.27%
   2002............................................... 28,295    12.24      346     0.70%        0.00%   (29.81)%
   2001............................................... 27,510    17.44      480     0.70%        0.00%   (28.79)%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005............................................... 20,690    59.09    1,223     0.70%        0.00%    11.54%
   2004............................................... 21,287    52.98    1,128     0.70%        0.00%    18.94%
   2003............................................... 21,210    44.54      945     0.70%        0.00%    24.71%
   2002............................................... 19,975    35.72      714     0.70%        0.70%   (28.30)%
   2001............................................... 19,988    49.81      996     0.70%        0.97%   (31.75)%
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................  3,312    15.91       53     0.70%        0.00%    11.20%
   2004...............................................  3,012    14.31       43     0.70%        0.00%    18.59%
   2003...............................................  2,599    12.06       31     0.70%        0.00%    20.63%
 Oppenheimer Balanced Fund/VA
   2005............................................... 13,090    46.39      607     0.70%        1.74%     3.16%
   2004............................................... 13,088    44.96      589     0.70%        1.02%     9.33%
   2003............................................... 12,263    41.13      504     0.70%        2.87%    24.08%
   2002............................................... 12,634    33.15      419     0.70%        3.72%   (11.03)%
   2001............................................... 11,900    37.25      443     0.70%        3.71%   (10.91)%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................  3,293    11.33       37     0.70%        1.03%     2.95%
   2004...............................................     38    11.01        1     0.70%        0.00%    10.05%
 Oppenheimer Capital Appreciation Fund/VA
   2005............................................... 24,893    65.72    1,636     0.70%        0.94%     4.36%
   2004............................................... 26,147    62.97    1,646     0.70%        0.32%     6.19%
   2003............................................... 28,204    59.30    1,673     0.70%        0.39%    30.03%
   2002............................................... 28,174    45.61    1,285     0.70%        0.61%   (27.37)%
   2001............................................... 28,225    62.80    1,773     0.70%        0.63%   (13.19)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                              Net Assets     Expenses as a Investment
                                                           ----------------- % of Average    Income    Total
Type II:                                            Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                           ------- ---------- ------ ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005...........................................   9,399   $13.64   $  128     0.70%        0.69%     4.13%
   2004...........................................   7,709    13.10      101     0.70%        0.09%     5.87%
   2003...........................................     333    12.37        4     0.70%        0.00%    23.72%
 Oppenheimer Core Bond Fund/VA
   2005...........................................  17,530    32.15      563     0.70%        5.14%     1.87%
   2004...........................................  17,136    31.56      541     0.70%        4.60%     4.75%
   2003...........................................  20,380    30.12      614     0.70%        5.59%     6.03%
   2002...........................................  24,687    28.41      701     0.70%        7.18%     8.32%
   2001...........................................  20,879    26.23      548     0.70%        7.69%     7.03%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005........................................... 100,405    12.28    1,233     0.70%        0.81%    13.26%
   2004...........................................  81,745    10.84      886     0.70%        1.12%    18.04%
   2003...........................................  56,356     9.18      518     0.70%        0.57%    41.86%
   2002...........................................  38,218     6.47      247     0.70%        0.37%   (22.91)%
   2001...........................................  21,714     8.40      182     0.70%        0.09%   (12.79)%
 Oppenheimer High Income Fund/VA
   2005...........................................  29,043    44.99    1,307     0.70%        6.49%     1.60%
   2004...........................................  31,737    44.28    1,405     0.70%        6.62%     8.20%
   2003...........................................  31,380    40.93    1,284     0.70%        6.67%    23.09%
   2002...........................................  32,150    33.25    1,069     0.70%       10.73%    (3.08)%
   2001...........................................  34,909    34.30    1,197     0.70%       10.35%     1.25%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005...........................................  75,119     9.21      692     0.70%        1.17%     5.00%
   2004...........................................  70,239     8.77      616     0.70%        0.70%     8.38%
   2003...........................................  67,943     8.09      550     0.70%        0.73%    25.55%
   2002...........................................  49,197     6.44      317     0.70%        0.46%   (19.60)%
   2001...........................................  21,746     8.01      174     0.70%        0.08%   (10.91)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...........................................   9,290    17.76      165     0.70%        0.00%     8.95%
   2004...........................................   6,130    16.31      100     0.70%        0.00%    18.34%
   2003...........................................     730    13.78        1     0.70%        0.00%    37.80%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005...........................................       5    10.47        1     0.70%        2.68%     4.67%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005...........................................   5,269    13.20       70     0.70%        3.25%     4.41%
   2004...........................................   4,520    12.64       57     0.70%        3.29%     4.82%
   2003...........................................   3,816    12.06       46     0.70%        2.72%     1.54%
   2002...........................................   2,535    11.88       30     0.70%        3.67%     7.43%
   2001...........................................     723    11.06        8     0.70%        3.57%     6.84%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  43,422   $13.40   $  582     0.70%        6.55%     3.39%
   2004...............................................  36,718    12.97      476     0.70%        6.78%     8.77%
   2003...............................................  29,080    11.92      347     0.70%        7.38%    21.99%
   2002...............................................  14,509     9.77      142     0.70%        8.61%    (1.88)%
   2001...............................................   4,802     9.96       48     0.70%        7.15%     1.63%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................  54,241    15.21      825     0.70%        4.40%     4.01%
   2004...............................................  51,253    14.62      749     0.70%        4.48%     6.81%
   2003...............................................  49,545    13.69      678     0.70%        3.05%     3.17%
   2002...............................................  36,158    13.27      480     0.70%        4.24%    16.76%
   2001...............................................   8,682    11.36       99     0.70%        4.20%     5.11%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................     744    10.04        7     0.70%        1.42%     0.42%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 169,743    13.36    2,267     0.70%        4.36%     1.73%
   2004............................................... 141,657    13.13    1,860     0.70%        2.63%     4.15%
   2003............................................... 112,041    12.61    1,412     0.70%        2.86%     4.30%
   2002...............................................  51,433    12.09      622     0.70%        4.28%     8.31%
   2001...............................................  10,197    11.16      114     0.70%        3.79%     7.61%
The Prudential Series Fund, Inc:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................   1,429    17.10       24     0.70%        0.00%    20.41%
   2004...............................................     176    14.20        2     0.70%        0.00%    14.57%
   2003...............................................       1    12.40        1     0.70%        0.00%    23.98%
 Jennison Portfolio -- Class II Shares
   2005...............................................      72    14.97        1     0.70%        0.00%    13.23%
   2004...............................................      54    13.22        1     0.70%        0.04%     8.45%
   2003...............................................      53    12.19        1     0.70%        0.00%    21.90%
 Natural Resources Portfolio -- Class II
   2005...............................................   2,786    14.94       42     0.70%        0.00%    49.36%
Rydex Variable Trust:
 OTC Fund
   2005...............................................  16,561     3.99       66     0.70%        0.00%     0.41%
   2004...............................................  20,467     3.97       81     0.70%        0.00%     8.58%
   2003...............................................  17,929     3.66       66     0.70%        0.00%    44.40%
   2002...............................................  14,577     2.53       37     0.70%        0.00%   (39.28)%
   2001...............................................   5,028     4.17       21     0.70%        0.00%   (35.63)%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................   1,997    14.37       29     0.70%        0.69%     2.99%
   2004...............................................   1,554    13.95       22     0.70%        0.30%     7.31%
   2003...............................................     164    13.00        2     0.70%        0.00%    29.99%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income    Total
Type II:                                                  Units  Unit Value 000s  Net Assets     Ratio     Return
--------                                                  ------ ---------- ---- ------------- ---------- ------
 Salomon Brothers Variable Investors Fund -- Class I
   2005.................................................. 21,617   $17.09   $369     0.70%        1.16%     5.78%
   2004.................................................. 26,896    16.15    434     0.70%        1.39%     9.60%
   2003.................................................. 28,015    14.74    413     0.70%        1.53%    31.41%
   2002.................................................. 23,590    11.22    265     0.70%        1.11%   (23.59)%
   2001.................................................. 31,874    14.68    468     0.70%        0.86%    (4.82)%
 Salomon Brothers Variable Strategic Bond Fund -- Class I
   2005.................................................. 27,912    15.14    423     0.70%        6.03%     1.75%
   2004.................................................. 26,715    14.88    397     0.70%        4.59%     5.90%
   2003.................................................. 31,290    14.05    440     0.70%        4.82%    12.44%
   2002.................................................. 29,849    12.49    373     0.70%        6.01%     8.08%
   2001.................................................. 22,290    11.56    258     0.70%        6.44%     6.17%
 Salomon Brothers Variable Total Return Fund -- Class I
   2005..................................................  7,510    13.31    100     0.70%        2.12%     2.59%
   2004..................................................  8,140    12.97    106     0.70%        2.16%     7.98%
   2003..................................................  9,652    12.01    116     0.70%        2.19%    15.10%
   2002..................................................  6,005    10.44     63     0.70%        1.78%    (7.52)%
   2001..................................................  3,259    11.29     37     0.70%        3.70%    (1.50)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................. 22,672    12.66    287     0.70%        0.80%     3.38%
   2004.................................................. 20,393    12.25    250     0.70%        0.69%    16.60%
   2003.................................................. 10,338    10.50    109     0.70%        0.46%    29.85%
   2002..................................................     56     8.09      1     0.70%        0.00%   (19.11)%
 Emerging Growth Portfolio -- Class II Shares
   2005..................................................  5,614    10.44     59     0.70%        0.01%     6.89%
   2004..................................................  4,695     9.77     46     0.70%        0.00%     6.03%
   2003..................................................  3,061     9.21     28     0.70%        0.00%    26.15%
   2002..................................................     13     7.30      1     0.70%        0.00%   (26.96)%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005..................................................  2,445    15.23     37     0.00%        0.52%     5.43%
   2004..................................................  1,382    14.45     20     0.00%        0.00%    10.84%
   2003..................................................    108    13.03      1     0.00%        0.00%    30.34%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005..................................................  1,525    11.97     18     0.00%        0.07%     8.84%
   2004..................................................  1,419    11.00     16     0.00%        0.00%     6.63%
   2003..................................................  1,130    10.32     12     0.00%        0.00%    29.52%
   2002..................................................    363     7.96      3     0.00%        0.00%   (20.36)%
 AIM V.I. Growth Fund -- Series I shares
   2005..................................................    983    11.34     11     0.00%        0.00%     7.48%
   2004..................................................    860    10.55      9     0.00%        0.00%     8.23%
   2003..................................................    758     9.75      7     0.00%        0.00%    31.24%
   2002..................................................    450     7.43      3     0.00%        0.00%   (25.71)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income    Total
Type III:                                                   Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                                   ------ ---------- ---- ------------- ---------- ------
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................  8,908   $12.53   $112     0.00%        0.89%    17.70%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................  3,051    10.61     32     0.00%        0.84%     5.65%
   2004....................................................  3,418    10.04     34     0.00%        0.47%     5.77%
   2003....................................................  2,383     9.50     23     0.00%        0.33%    25.08%
   2002....................................................    704     7.59      5     0.00%        0.45%   (24.08)%
AllianceBernstein Variable Products Series Fund, Inc:
 AllianceBernstein Global Technology Portfolio -- Class B
   2005....................................................    239    14.50      3     0.00%        0.00%     3.65%
   2004....................................................     60    13.99      1     0.00%        0.00%     5.09%
   2003....................................................     21    13.31      1     0.00%        0.00%    33.12%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005.................................................... 22,954    12.86    295     0.00%        1.27%     4.60%
   2004.................................................... 24,852    12.29    306     0.00%        0.77%    11.22%
   2003.................................................... 18,031    11.05    199     0.00%        0.82%    32.18%
   2002.................................................... 10,029     8.36     84     0.00%        0.56%   (16.38)%
 AllianceBernstein International Value Portfolio -- Class B
   2005.................................................... 11,541    12.30    142     0.00%        0.72%    16.52%
   2004....................................................  1,290    10.56      1     0.00%        0.00%     5.59%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005....................................................  2,675    11.85     32     0.00%        0.00%    14.84%
   2004....................................................  2,617    10.32     27     0.00%        0.00%     8.35%
   2003....................................................  1,413     9.52     13     0.00%        0.00%    23.37%
   2002....................................................    194     7.72      1     0.00%        0.00%   (22.81)%
 AllianceBernstein Small Cap Growth Portfolio -- Class B
   2005....................................................    455    13.08      6     0.00%        0.00%     4.86%
   2004....................................................    364    12.48      5     0.00%        0.00%    14.38%
   2003....................................................    323    10.91      4     0.00%        0.00%    48.67%
   2002....................................................    165     7.34      1     0.00%        0.00%   (26.62)%
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II
   2005....................................................     37    10.06      1     0.00%        2.28%     0.60%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares
   2005....................................................    430    10.37      4     0.00%        0.00%     3.62%
   2004....................................................    601    10.00      6     0.00%        0.40%     6.21%
   2003....................................................    532     9.42      5     0.00%        0.13%    26.00%
   2002....................................................    351     7.48      3     0.00%        0.35%   (25.24)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005....................................................  3,490    10.93     38     0.00%        4.07%     3.86%
   2004....................................................    607    10.53      6     0.00%        3.14%     2.83%
 VT Worldwide Health Sciences Fund
   2005....................................................  1,078    13.67     15     0.00%        0.00%     7.03%
   2004....................................................    443    12.77      6     0.00%        0.00%     6.24%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets    Expenses as a Investment
                                                                  --------------- % of Average    Income    Total
Type III:                                                  Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                                  ------ ---------- ---- ------------- ---------- ------
FAM Variable Series Fund, Inc.
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...................................................    270   $11.27   $  3     0.00%        0.23%     2.62%
 Mercury Global Allocation V.I. Fund -- Class III Shares
   2005...................................................     57    11.17      1     0.00%        0.00%    11.74%
 Mercury Large Cap Growth V.I. Fund -- Class III Shares
   2005...................................................  1,123    12.12     14     0.00%        0.00%    10.47%
   2004...................................................     48    10.97      1     0.00%        0.16%     9.71%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005...................................................    125    12.47      2     0.00%        1.58%    10.11%
   2004...................................................     29    11.33      1     0.00%       13.19%    13.27%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005...................................................  2,468    13.75     34     0.00%        8.43%     2.27%
   2004...................................................  1,933    13.44     26     0.00%        6.07%    10.16%
   2003...................................................  9,759    12.20    119     0.00%        5.63%    21.79%
   2002...................................................    163    10.02      2     0.00%        8.29%     0.19%
 Federated Kaufmann Fund II -- Service Shares
   2005...................................................  1,612    17.06     28     0.00%        0.00%    10.88%
   2004...................................................     23    15.39      1     0.00%        0.01%    14.48%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...................................................    144    10.86      2     0.00%        1.16%     3.78%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005................................................... 28,689    15.92    457     0.00%        0.13%    16.65%
   2004................................................... 19,664    13.65    268     0.00%        0.19%    15.16%
   2003................................................... 13,743    11.85    163     0.00%        0.21%    28.20%
   2002...................................................  3,128     9.24     29     0.00%        0.44%    (7.57)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005................................................... 23,278    13.30    310     0.00%        1.79%     5.57%
   2004................................................... 19,934    12.60    251     0.00%        1.29%    11.23%
   2003................................................... 11,384    11.32    129     0.00%        1.31%    30.03%
   2002...................................................  1,929     8.71     17     0.00%        1.08%   (12.91)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005...................................................  4,775    12.30     59     0.00%        1.31%     7.40%
   2004...................................................  5,393    11.45     62     0.00%        0.70%     5.52%
   2003...................................................  4,955    10.85     54     0.00%        0.76%    23.44%
   2002...................................................    282     8.79      2     0.00%        1.16%   (12.07)%
 VIP Growth Portfolio -- Service Class 2
   2005...................................................  3,291    10.60     35     0.00%        0.27%     5.50%
   2004................................................... 14,278    10.05    144     0.00%        0.12%     3.12%
   2003................................................... 11,662     9.75    114     0.00%        0.10%    32.54%
   2002...................................................  6,754     7.35     50     0.00%        0.11%   (26.46)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...................................................  9,851    18.61    183     0.00%        0.00%    18.02%
   2004...................................................  9,732    15.77    154     0.00%        0.00%    24.66%
   2003...................................................  5,791    12.65     73     0.00%        0.19%    38.25%
   2002...................................................  1,364     9.15     12     0.00%        0.45%    (8.47)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                              Net Assets    Expenses as a Investment
                                                            --------------- % of Average    Income    Total
Type III:                                            Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                            ------ ---------- ---- ------------- ---------- ------
 VIP Value Strategies Portfolio -- Service Class 2
   2005.............................................    225   $11.66   $  3     0.00%        0.09%     2.43%
   2004.............................................     73    11.38      1     0.00%        0.00%    13.85%
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares
   2005.............................................     66    10.51      1     0.00%        0.00%     5.09%
GE Investments Funds, Inc:
 Income Fund
   2005.............................................  3,247    11.75     38     0.00%        5.10%     2.04%
   2004.............................................  2,403    11.52     28     0.00%        4.48%     3.42%
   2003.............................................  2,332    11.14     26     0.00%        4.10%     3.60%
   2002.............................................  1,504    10.75     16     0.00%        4.30%     7.52%
 Mid-Cap Equity Fund
   2005............................................. 21,636    15.18    328     0.00%        2.46%    11.74%
   2004............................................. 22,678    13.59    308     0.00%        1.08%    16.02%
   2003............................................. 10,448    11.71    122     0.00%        1.56%    32.94%
   2002.............................................  3,962     8.81     35     0.00%        0.99%   (11.91)%
 Money Market Fund
   2005............................................. 27,317    10.60    289     0.00%        2.74%     2.81%
   2004............................................. 18,564    10.31    191     0.00%        0.97%     0.95%
   2003............................................. 31,882    10.21    325     0.00%        0.80%     0.78%
   2002.............................................  3,924    10.13     40     0.00%        1.47%     1.30%
 Premier Growth Equity Fund
   2005.............................................  8,116    11.41     93     0.00%        0.37%     1.29%
   2004.............................................  8,100    11.26     91     0.00%        0.67%     7.03%
   2003.............................................  6,343    10.52     67     0.00%        0.21%    28.91%
   2002.............................................    982     8.16      8     0.00%        0.05%   (18.37)%
 Real Estate Securities Fund
   2005............................................. 14,641    18.66    273     0.00%        5.73%    11.78%
   2004.............................................  9,834    16.70    164     0.00%        6.29%    32.37%
   2003.............................................  3,854    12.61     49     0.00%        4.02%    26.14%
 S&P 500(R) Index Fund
   2005............................................. 44,774    12.10    542     0.00%        1.62%     4.51%
   2004............................................. 39,598    11.58    459     0.00%        1.68%    10.46%
   2003............................................. 14,324    10.48    150     0.00%        1.41%    28.27%
   2002.............................................  6,520     8.17     53     0.00%        1.33%   (18.28)%
 Small-Cap Value Equity Fund
   2005............................................. 22,208    13.79    306     0.00%        1.09%     9.53%
   2004............................................. 24,301    12.59    306     0.00%        6.61%    15.15%
   2003............................................. 19,851    10.94    217     0.00%        0.09%    24.11%
   2002.............................................  6,241     8.81     55     0.00%        0.40%   (11.87)%
 Total Return Fund
   2005.............................................  5,872    12.95     76     0.00%        1.74%     3.67%
   2004.............................................  4,362    12.49     54     0.00%        1.46%     8.19%
   2003.............................................    166    11.55      2     0.00%        1.33%    15.49%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                              Net Assets    Expenses as a Investment
                                                            --------------- % of Average    Income    Total
Type III:                                            Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                            ------ ---------- ---- ------------- ---------- ------
 U.S. Equity Fund
   2005.............................................  7,357   $11.50   $ 85     0.00%        1.18%     2.51%
   2004.............................................  8,127    11.21     91     0.00%        1.41%     8.17%
   2003.............................................  6,852    10.37     71     0.00%        0.96%    23.28%
   2002.............................................  1,364     8.41     11     0.00%        0.99%   (15.89)%
 Value Equity Fund
   2005.............................................  8,732    12.05    105     0.00%        1.24%     4.06%
   2004............................................. 10,207    11.58    118     0.00%        1.26%     9.57%
   2003............................................. 11,293    10.57    119     0.00%        1.94%    24.05%
   2002.............................................  2,416     8.52     21     0.00%        1.28%   (14.82)%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Mid Cap Value Fund
   2005.............................................    162    11.50      2     0.00%        3.01%    15.01%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005.............................................     30    15.14      1     0.00%        0.00%     9.64%
   2004.............................................     38    13.81      1     0.00%        0.00%     8.79%
   2003.............................................    156    12.70      2     0.00%        0.00%    26.97%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................. 16,108    12.63    203     0.00%        2.10%     7.66%
   2004............................................. 12,019    11.73    141     0.00%        2.37%     8.29%
   2003.............................................  6,387    10.83     69     0.00%        2.03%    13.72%
   2002.............................................  2,179     9.52     21     0.00%        2.48%    (4.75)%
 Forty Portfolio -- Service Shares
   2005.............................................  9,108    14.25    130     0.00%        0.01%    12.56%
   2004............................................. 10,858    12.66    137     0.00%        0.03%    17.97%
   2003.............................................  9,123    10.73     98     0.00%        0.27%    20.23%
   2002.............................................  3,788     8.92     34     0.00%        0.34%   (10.77)%
 Global Life Sciences Portfolio -- Service Shares
   2005.............................................    293    12.19      4     0.00%        0.00%    12.33%
   2004.............................................    283    10.86      3     0.00%        0.00%    14.22%
   2003.............................................    378     9.50      4     0.00%        0.00%    26.19%
   2002.............................................    284     7.53      2     0.00%        0.00%   (24.69)%
 Global Technology Portfolio -- Service Shares
   2005.............................................     --    10.62     --     0.00%        0.00%    11.55%
   2004.............................................    171     9.52      2     0.00%        0.00%     0.57%
   2003.............................................    396     9.46      4     0.00%        0.00%    46.47%
   2002.............................................    332     6.46      2     0.00%        0.00%   (35.39)%
 International Growth Portfolio -- Service Shares
   2005.............................................  2,926    17.12     50     0.00%        1.04%    31.94%
   2004............................................. 10,026    12.97    130     0.00%        0.87%    18.69%
   2003............................................. 12,887    10.93    141     0.00%        1.11%    34.53%
   2002.............................................  5,541     8.13     45     0.00%        0.83%   (18.75)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                              ------ ---------- ---- ------------- ---------- ------
 Large Cap Growth Portfolio -- Service Shares
   2005...............................................    565   $11.15   $  6     0.00%        0.12%     4.01%
   2004...............................................    757    10.72      8     0.00%        0.00%     4.20%
   2003...............................................    541    10.29      6     0.00%        0.00%    31.49%
   2002...............................................    111     7.83      1     0.00%        0.00%   (21.73)%
 Mid Cap Growth Portfolio -- Service Shares
   2005...............................................  4,976    14.85     74     0.00%        0.00%    12.03%
   2004...............................................  5,418    13.26     72     0.00%        0.00%    20.48%
   2003...............................................  5,498    11.00     60     0.00%        0.00%    34.76%
   2002...............................................  2,722     8.17     22     0.00%        0.00%   (18.35)%
 Worldwide Growth Portfolio -- Service Shares
   2005...............................................  5,150    11.03     57     0.00%        1.23%     5.57%
   2004...............................................  5,465    10.45     57     0.00%        0.91%     4.53%
   2003...............................................  5,318    10.00     53     0.00%        0.87%    23.68%
   2002...............................................  3,116     8.08     25     0.00%        0.70%   (19.15)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005...............................................    916    10.85     10     0.00%        0.14%     4.23%
   2004...............................................    651    10.41      7     0.00%        0.00%     8.98%
   2003...............................................    651     9.55      6     0.00%        0.00%    22.60%
   2002...............................................    423     7.79      3     0.00%        0.00%   (22.07)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................    305    12.04      4     0.00%        0.31%     7.02%
   2004...............................................    412    11.25      5     0.00%        0.43%    11.13%
   2003...............................................    333    10.12      3     0.00%        0.46%    21.84%
   2002...............................................     83     8.31      1     0.00%        0.55%   (16.92)%
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  6,618    10.88     72     0.00%        0.00%     5.03%
   2004............................................... 11,206    10.36    116     0.00%        0.00%     6.21%
   2003...............................................  8,803     9.75     86     0.00%        0.00%    33.43%
   2002...............................................  3,471     7.31     25     0.00%        0.00%   (26.90)%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................  3,817    17.92     68     0.00%        0.50%    16.57%
   2004...............................................  3,171    15.37     49     0.00%        1.31%    29.84%
   2003...............................................  1,575    11.84     19     0.00%        2.02%    35.57%
   2002...............................................    299     8.73      3     0.00%        2.87%   (12.68)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  6,390    15.16     97     0.00%        0.00%     7.45%
   2004...............................................    387    14.11      5     0.00%        0.00%    13.03%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  8,859    18.84    167     0.00%        1.02%    19.52%
   2004...............................................  9,285    15.77    146     0.00%        0.65%    16.59%
   2003...............................................  6,048    13.52     82     0.00%        0.01%    35.21%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                              ------ ---------- ---- ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................    554   $16.21   $  9     0.00%        0.00%    11.98%
   2004...............................................    835    14.47     12     0.00%        0.00%    19.43%
   2003...............................................    330    12.12      4     0.00%        0.00%    21.19%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................    592    11.46      7     0.00%        1.03%     3.67%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005...............................................  1,794    13.90     25     0.00%        0.69%     4.86%
   2004...............................................  1,035    13.25     14     0.00%        0.09%     6.62%
   2003...............................................      8    12.43      1     0.00%        0.00%    24.30%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 10,386    15.77    164     0.00%        0.81%    14.06%
   2004...............................................  7,961    13.83    110     0.00%        1.12%    18.88%
   2003...............................................  4,788    11.63     56     0.00%        0.57%    42.86%
   2002...............................................  1,860     8.14     15     0.00%        0.37%   (18.58)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005...............................................  7,084    12.29     87     0.00%        1.17%     5.74%
   2004...............................................  6,886    11.62     80     0.00%        0.70%     9.14%
   2003...............................................  4,945    10.65     53     0.00%        0.73%    26.44%
   2002...............................................  3,101     8.42     26     0.00%        0.46%   (15.79)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005...............................................  3,237    18.10     59     0.00%        0.00%     9.71%
   2004...............................................  1,245    16.50     21     0.00%        0.00%    19.18%
   2003...............................................    135    13.84      2     0.00%        0.00%    38.43%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005...............................................     18    10.52      1     0.00%        2.68%     5.16%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005...............................................  1,495    12.14     18     0.00%        3.25%     5.15%
   2004...............................................  1,170    11.54     14     0.00%        3.29%     5.56%
   2003...............................................    747    10.93      8     0.00%        2.72%     2.26%
   2002...............................................    242    10.69      3     0.00%        3.67%     6.93%
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  3,626    13.81     50     0.00%        6.55%     4.11%
   2004...............................................  5,574    13.26     74     0.00%        6.78%     9.54%
   2003...............................................  3,560    12.11     43     0.00%        7.38%    22.85%
   2002...............................................  4,601     9.86     45     0.00%        8.61%    (1.43)%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005...............................................  2,868    13.35     38     0.00%        4.40%     4.75%
   2004...............................................  3,309    12.75     42     0.00%        4.48%     7.56%
   2003...............................................  2,256    11.85     27     0.00%        3.05%     3.90%
   2002...............................................    878    11.40     10     0.00%        4.24%    14.05%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type III:                                              Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                              ------ ---------- ------ ------------- ---------- ------
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 19,374   $12.10   $  234     0.00%        4.36%     2.45%
   2004............................................... 18,003    11.81      213     0.00%        2.63%     4.89%
   2003............................................... 14,940    11.26      168     0.00%        2.86%     5.04%
   2002............................................... 18,200    10.72      195     0.00%        4.28%     7.23%
The Prudential Series Fund, Inc:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................    358    17.43        6     0.00%        0.00%    21.26%
   2004...............................................    219    14.37        3     0.00%        0.00%    15.38%
 Natural Resources Portfolio -- Class II
   2005...............................................  3,615    15.01       54     0.00%        0.00%    50.07%
Rydex Variable Trust:
 OTC Fund
   2005...............................................    768    10.63        8     0.00%        0.00%     1.11%
   2004...............................................    708    10.51        7     0.00%        0.00%     9.35%
   2003...............................................    543     9.61        5     0.00%        0.00%    45.41%
   2002...............................................     36     6.61        1     0.00%        0.00%   (33.89)%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................     16    14.64        1     0.00%        0.69%     3.72%
   2004...............................................      6    14.11        1     0.00%        0.30%     8.07%
   2003...............................................    103    13.06        1     0.00%        0.00%    30.60%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................  9,231    12.99      120     0.00%        0.80%     4.11%
   2004...............................................  3,189    12.48       40     0.00%        0.69%    17.43%
   2003...............................................  3,335    10.63       35     0.00%        0.46%    30.77%
   2002...............................................    437     8.13        4     0.00%        0.00%   (18.73)%
 Emerging Growth Portfolio -- Class II Shares
   2005...............................................  7,249    10.71       78     0.00%        0.01%     7.64%
   2004...............................................  5,423     9.95       54     0.00%        0.00%     6.78%
   2003...............................................  2,671     9.32       25     0.00%        0.00%    27.03%
   2002...............................................     20     7.34        1     0.00%        0.00%   (26.62)%

Type IV:
--------
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................  3,289    14.63       48     0.50%        5.10%     1.53%
   2004...............................................  2,193    14.41       32     0.50%        4.48%     2.90%
   2003...............................................  2,340    14.01    1,589     0.50%        4.10%     3.08%
   2002...............................................  2,387    13.59    1,534     0.50%        4.30%     9.33%
   2001...............................................  2,819    12.43    1,402     0.50%        4.90%     6.89%
 Money Market Fund
   2005...............................................    912    22.67       21     0.50%        2.74%     2.29%
   2004...............................................    990    22.17       22     0.50%        0.97%     0.45%
   2003...............................................  4,321    22.07       95     0.50%        0.80%     0.28%
   2002...............................................  4,682    22.01      109     0.50%        1.47%     0.96%
   2001...............................................  4,949    21.80      114     0.50%        3.85%     2.94%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type IV:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                                ------- ---------- ------ ------------- ---------- ------
 S&P 500(R) Index Fund
   2005................................................  20,493   $99.05   $2,030     0.50%        1.62%     3.99%
   2004................................................  22,717    95.25    2,164     0.50%        1.68%     9.90%
   2003................................................  24,128    86.67    2,091     0.50%        1.41%    27.63%
   2002................................................  26,649    67.90    1,809     0.50%        1.33%   (22.76)%
   2001................................................  29,348    87.91    2,580     0.50%        1.03%   (12.71)%
 Total Return Fund
   2005................................................   7,449    64.47      480     0.50%        1.74%     3.15%
   2004................................................   8,218    62.50      514     0.50%        1.46%     7.65%
   2003................................................   8,862    58.06      515     0.50%        1.33%    19.71%
   2002................................................   9,144    48.50      443     0.50%        2.32%    (9.77)%
   2001................................................   8,546    53.75      459     0.50%        1.60%    (3.38)%

Type V:
-------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005................................................  84,233    19.19    1,617     1.30%        0.23%    10.59%
   2004................................................ 114,363    17.36    1,985     1.30%        0.00%     4.13%
   2003................................................ 129,265    16.67    2,155     1.30%        0.00%    33.41%
   2002................................................ 123,144    12.49    1,538     1.30%        0.04%   (33.86)%
   2001................................................ 177,225    18.89    3,348     1.30%        0.24%   (12.97)%
 Alger American Small Capitalization Portfolio -- Class
   O Shares
   2005................................................ 125,765    11.62    1,461     1.30%        0.00%    15.37%
   2004................................................ 168,129    10.07    1,693     1.30%        0.00%    15.06%
   2003................................................ 164,909     8.75    1,443     1.30%        0.00%    40.50%
   2002................................................ 149,660     6.23      932     1.30%        0.00%   (27.18)%
   2001................................................ 193,757     8.56    1,659     1.30%        0.05%   (30.43)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005................................................  13,004    13.95      181     1.30%        1.27%     3.24%
   2004................................................   6,227    13.52       84     1.30%        0.77%     9.78%
   2003................................................   8,975    12.31      111     1.30%        0.82%    23.10%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2005................................................  33,512    18.80      630     1.30%        1.57%     3.66%
   2004................................................  34,949    18.14      634     1.30%        1.39%     8.35%
   2003................................................  43,528    16.74      729     1.30%        1.52%    26.04%
   2002................................................  46,687    13.28      620     1.30%        1.23%   (21.25)%
   2001................................................  63,683    16.86    1,074     1.30%        1.27%    (5.46)%
 Federated Capital Income Fund II
   2005................................................  21,800    14.77      322     1.30%        4.81%     4.91%
   2004................................................  34,361    14.08      484     1.30%        3.84%     8.49%
   2003................................................  23,728    12.98      308     1.30%        6.38%    19.11%
   2002................................................  23,173    10.90      253     1.30%        5.55%   (24.94)%
   2001................................................  23,007    14.52      334     1.30%        3.30%   (14.85)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type V:                                               Units  Unit Value  000s    Net Assets     Ratio     Return
-------                                              ------- ---------- ------- ------------- ---------- ------
 Federated High Income Bond Fund II -- Primary
   Shares
   2005.............................................  30,291   $18.46   $   559     1.30%        8.67%     1.33%
   2004.............................................  38,714    18.22       705     1.30%        7.36%     9.02%
   2003.............................................  48,040    16.71       803     1.30%        6.26%    20.63%
   2002.............................................  49,334    13.85       683     1.30%        9.77%     0.07%
   2001.............................................  43,255    13.84       599     1.30%       10.29%     0.06%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005............................................. 132,193    30.38     4,016     1.30%        2.70%     2.70%
   2004............................................. 155,574    29.58     4,602     1.30%        2.79%     4.10%
   2003............................................. 174,391    28.41     4,955     1.30%        3.64%    16.45%
   2002............................................. 188,247    24.40     4,593     1.30%        4.08%    (9.91)%
   2001............................................. 219,198    27.08     5,936     1.30%        4.27%    (5.34)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005............................................. 290,703    38.22    11,110     1.30%        0.30%    15.43%
   2004............................................. 269,553    33.11     8,925     1.30%        0.33%    13.98%
   2003............................................. 260,928    29.05     7,580     1.30%        0.45%    26.80%
   2002............................................. 252,256    22.91     5,779     1.30%        0.84%   (10.53)%
   2001............................................. 303,135    25.60     7,760     1.30%        0.81%   (13.39)%
 VIP Equity-Income Portfolio -- Initial Class
   2005............................................. 198,675    46.12     9,164     1.30%        2.08%     4.50%
   2004............................................. 235,789    44.14    10,407     1.30%        1.55%    10.08%
   2003............................................. 256,975    40.10    10,304     1.30%        1.79%    28.64%
   2002............................................. 274,815    31.17     8,566     1.30%        1.82%   (18.02)%
   2001............................................. 323,795    38.02    12,311     1.30%        1.70%    (6.20)%
 VIP Growth & Income Portfolio -- Initial Class
   2005.............................................  30,087    16.30       490     1.30%        1.53%     6.24%
   2004.............................................  33,947    15.34       521     1.30%        0.99%     4.42%
   2003.............................................  40,229    14.69       591     1.30%        1.18%    22.17%
   2002.............................................  35,060    12.02       421     1.30%        1.24%   (17.70)%
   2001.............................................  35,267    14.61       515     1.30%        1.36%    (9.94)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2005.............................................  30,207    12.09       365     1.30%        0.86%     7.48%
   2004.............................................  17,463    11.25       196     1.30%        0.53%     5.80%
   2003.............................................  18,024    10.63       192     1.30%        0.77%    28.19%
   2002.............................................  25,246     8.29       209     1.30%        1.08%   (22.86)%
   2001.............................................  29,917    10.75       322     1.30%        0.39%   (15.54)%
 VIP Growth Portfolio -- Initial Class
   2005............................................. 123,966    43.10     5,343     1.30%        0.51%     4.43%
   2004............................................. 145,113    41.27     5,989     1.30%        0.27%     2.03%
   2003............................................. 161,999    40.45     6,553     1.30%        0.27%    31.13%
   2002............................................. 178,203    30.85     5,498     1.30%        0.26%   (31.01)%
   2001............................................. 212,582    44.72     9,507     1.30%        0.08%   (18.72)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................  71,790    19.99     1,435     1.30%        0.00%    16.49%
   2004.............................................  54,640    17.16       937     1.30%        0.00%    23.04%
   2003.............................................   8,391    13.95       117     1.30%        0.19%    39.45%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type V:                                               Units  Unit Value  000s    Net Assets     Ratio     Return
-------                                              ------- ---------- ------- ------------- ---------- ------
 VIP Overseas Portfolio -- Initial Class
   2005............................................. 117,100   $26.77   $ 3,135     1.30%        1.20%    17.51%
   2004............................................. 127,650    22.78     2,908     1.30%        1.00%    12.16%
   2003............................................. 232,040    20.31     4,713     1.30%        0.62%    41.51%
   2002............................................. 265,593    14.35     3,811     1.30%        0.79%   (21.31)%
   2001............................................. 126,121    18.24     2,300     1.30%        5.39%   (22.20)%
Franklin Templeton Variable Insurance Products Trust
 Templeton Foreign Securities Fund -- Class I Shares
   2005.............................................  35,494    11.15       396     1.30%        0.94%     9.05%
 Templeton Global Income Securities Fund -- Class I
   Shares
   2005.............................................  48,961     9.71       475     1.30%        1.95%    (4.17)%
GE Investments Funds, Inc.:
 Income Fund
   2005............................................. 121,203    13.71     1,662     1.30%        5.10%     0.72%
   2004.............................................  98,671    13.62     1,344     1.30%        4.48%     2.08%
   2003............................................. 131,112    13.34     1,749     1.30%        4.10%     2.26%
   2002............................................. 146,090    13.05     1,906     1.30%        4.30%     8.46%
   2001............................................. 103,897    12.03     1,250     1.30%        4.90%     6.03%
 International Equity Fund
   2005.............................................  22,409    17.10       383     1.30%        1.03%    16.67%
   2004.............................................  35,853    14.66       526     1.30%        1.35%    14.34%
   2003.............................................  29,649    12.82       380     1.30%        1.04%    36.12%
   2002.............................................  41,672     9.42       393     1.30%        1.48%   (24.82)%
   2001.............................................  41,454    12.53       519     1.30%        1.28%   (21.89)%
 Mid-Cap Equity Fund
   2005.............................................  60,598    23.91     1,449     1.30%        2.46%    10.30%
   2004.............................................  69,195    21.68     1,500     1.30%        1.08%    14.52%
   2003.............................................  95,002    18.93     1,799     1.30%        1.56%    31.22%
   2002.............................................  84,565    14.43     1,220     1.30%        0.99%   (14.88)%
   2001.............................................  71,065    16.95     1,205     1.30%        0.90%    (0.98)%
 Money Market Fund
   2005............................................. 407,768    17.58     7,169     1.30%        2.74%     1.48%
   2004............................................. 449,121    17.33     7,781     1.30%        0.97%    (0.36)%
   2003............................................. 600,463    17.39    10,441     1.30%        0.80%    (0.53)%
   2002............................................. 835,428    17.48    14,603     1.30%        1.47%     0.16%
   2001............................................. 810,426    17.45    14,142     1.30%        3.85%     2.62%
 Premier Growth Equity Fund
   2005.............................................  59,852    10.33       618     1.30%        0.37%    (0.02)%
   2004.............................................  50,147    10.33       518     1.30%        0.67%     5.64%
   2003.............................................  77,301     9.78       756     1.30%        0.21%    27.25%
   2002.............................................  64,298     7.69       494     1.30%        0.05%   (22.04)%
   2001.............................................  73,412     9.86       724     1.30%        0.12%   (10.32)%
 Real Estate Securities Fund
   2005.............................................  48,710    40.45     1,970     1.30%        5.73%    10.34%
   2004.............................................  76,274    36.66     2,796     1.30%        6.29%    30.65%
   2003.............................................  62,954    28.06     1,766     1.30%        4.02%    35.60%
   2002.............................................  46,757    20.69       967     1.30%        4.64%    (2.63)%
   2001.............................................  41,820    21.25       889     1.30%        3.75%    10.38%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                            Net Assets     Expenses as a Investment
                                                         ----------------- % of Average    Income    Total
Type V:                                           Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                          ------- ---------- ------ ------------- ---------- ------
 S&P 500(R) Index Fund
   2005.........................................  97,142   $43.53   $4,229     1.30%        1.62%     3.16%
   2004.........................................  98,880    42.20    4,173     1.30%        1.68%     9.03%
   2003......................................... 118,264    38.71    4,578     1.30%        1.41%    26.61%
   2002......................................... 120,870    30.57    3,695     1.30%        1.33%   (23.38)%
   2001......................................... 138,814    39.90    5,539     1.30%        1.03%   (13.41)%
 Small-Cap Value Equity Fund
   2005.........................................  38,568    15.78      609     1.30%        1.09%     8.12%
   2004.........................................  36,428    14.59      532     1.30%        6.61%    13.65%
   2003.........................................  28,721    12.84      369     1.30%        0.09%    28.42%
 Total Return Fund
   2005.........................................  51,726    38.64    1,999     1.30%        1.74%     2.33%
   2004.........................................  57,485    37.76    2,170     1.30%        1.46%     6.78%
   2003.........................................  54,211    35.36    1,917     1.30%        1.33%    18.76%
   2002.........................................  54,067    29.77    1,610     1.30%        2.32%   (10.49)%
   2001.........................................  51,334    33.26    1,707     1.30%        1.60%    (4.16)%
 U.S. Equity Fund
   2005.........................................  33,440    11.69      391     1.30%        1.18%     1.18%
   2004.........................................  35,173    11.55      406     1.30%        1.41%     6.76%
   2003.........................................  39,733    10.82      430     1.30%        0.96%    21.68%
   2002.........................................  35,121     8.89      312     1.30%        0.99%   (20.31)%
   2001.........................................  19,782    11.16      221     1.30%        0.80%    (9.67)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005.........................................  25,637    10.02      257     1.30%        1.92%     2.59%
   2004.........................................  23,583     9.77      230     1.30%        2.20%    17.25%
   2003.........................................  10,992     8.33       92     1.30%        1.33%    22.75%
   2002.........................................   7,637     6.79       52     1.30%        1.95%   (12.49)%
   2001.........................................   6,794     7.75       53     1.30%        0.51%   (10.52)%
 Goldman Sachs Mid Cap Value Fund
   2005......................................... 204,055    19.75    4,031     1.30%        3.01%    11.37%
   2004......................................... 199,011    17.74    3,530     1.30%        4.90%    24.25%
   2003......................................... 203,015    14.28    2,898     1.30%        0.96%    26.73%
   2002......................................... 201,801    11.26    2,272     1.30%        0.98%    (5.93)%
   2001......................................... 205,679    11.97    2,462     1.30%        1.42%    10.59%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005......................................... 141,806    26.22    3,718     1.30%        2.25%     6.55%
   2004......................................... 157,253    24.61    3,870     1.30%        2.15%     7.12%
   2003......................................... 189,807    22.97    4,360     1.30%        2.20%    12.57%
   2002......................................... 189,007    20.41    3,858     1.30%        2.36%    (7.66)%
   2001......................................... 272,413    22.10    6,020     1.30%        1.35%    (5.91)%
 Flexible Bond Portfolio -- Institutional Shares
   2005.........................................  17,538    17.78      312     1.30%        5.31%     0.69%
   2004.........................................  18,338    17.66      324     1.30%        5.66%     2.62%
   2003.........................................  19,214    17.21      331     1.30%        4.27%     5.01%
   2002.........................................  19,609    16.38      321     1.30%        5.26%     9.04%
   2001.........................................  24,373    15.03      366     1.30%        3.30%     6.33%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type V:                                                  Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                 ------- ---------- ------ ------------- ---------- ------
 Forty Portfolio -- Institutional Shares
   2005................................................  38,064   $25.89   $  986     1.30%        0.21%    11.39%
   2004................................................  42,737    23.24      993     1.30%        0.24%    16.69%
   2003................................................  50,233    19.92    1,001     1.30%        0.47%    18.97%
   2002................................................  58,293    16.74      976     1.30%        0.55%   (16.77)%
   2001................................................  84,216    20.11    1,694     1.30%        0.42%   (22.70)%
 Global Life Sciences Portfolio -- Service Shares
   2005................................................  20,978    10.17      213     1.30%        0.00%    10.87%
   2004................................................  22,621     9.17      208     1.30%        0.00%    12.74%
   2003................................................  22,853     8.14      186     1.30%        0.00%    24.56%
   2002................................................  41,499     6.53      271     1.30%        0.00%   (30.46)%
   2001................................................  33,891     9.40      319     1.30%        0.00%   (17.84)%
 Global Technology Portfolio -- Service Shares
   2005................................................   8,138     3.88       32     1.30%        0.00%    10.11%
   2004................................................  13,323     3.53       47     1.30%        0.00%    (0.74)%
   2003................................................  20,384     3.55       72     1.30%        0.00%    44.58%
   2002................................................   4,019     2.46       10     1.30%        0.00%   (41.70)%
   2001................................................  10,228     4.21       43     1.30%        0.00%   (38.14)%
 International Growth Portfolio -- Institutional Shares
   2005................................................  79,434    26.80    2,129     1.30%        1.21%    30.58%
   2004................................................  91,003    20.52    1,868     1.30%        0.93%    17.40%
   2003................................................  98,597    17.48    1,723     1.30%        1.22%    33.17%
   2002................................................  96,464    13.13    1,267     1.30%        0.84%   (26.55)%
   2001................................................ 119,975    17.87    2,144     1.30%        0.38%   (24.24)%
 Large Cap Growth Portfolio -- Institutional Shares
   2005................................................ 136,811    21.16    2,895     1.30%        0.34%     2.94%
   2004................................................ 156,891    20.55    3,225     1.30%        0.14%     3.16%
   2003................................................ 193,045    19.92    3,846     1.30%        0.09%    30.03%
   2002................................................ 208,895    15.32    3,200     1.30%        0.00%   (27.46)%
   2001................................................ 247,523    21.12    5,228     1.30%        0.02%   (25.72)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2005................................................  67,634    25.18    1,703     1.30%        0.00%    10.86%
   2004................................................  83,219    22.72    1,890     1.30%        0.00%    19.18%
   2003................................................  86,612    19.06    1,651     1.30%        0.00%    33.35%
   2002................................................  87,006    14.29    1,243     1.30%        0.00%   (28.87)%
   2001................................................ 119,899    20.10    2,410     1.30%        0.00%   (40.24)%
 Worldwide Growth Portfolio -- Institutional Shares
   2005................................................ 161,705    23.90    3,865     1.30%        1.35%     4.50%
   2004................................................ 201,992    22.88    4,621     1.30%        0.99%     3.42%
   2003................................................ 241,380    22.12    5,339     1.30%        1.08%    22.38%
   2002................................................ 311,606    18.07    5,631     1.30%        0.86%   (26.47)%
   2001................................................ 380,878    24.58    9,362     1.30%        0.24%   (23.45)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2005................................................   1,205    13.85       17     1.30%        0.00%     3.67%
   2004................................................  11,098    13.36      148     1.30%        0.00%     4.83%
   2003................................................   7,618    12.75       97     1.30%        0.00%    27.48%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type V:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                ------- ---------- ------ ------------- ---------- ------
Old Mutual Insurance Company, Inc.
 Old Mutual Growth II Portfolio
   2005...............................................   9,679   $10.60   $  103     1.30%        0.00%     9.92%
   2004...............................................  15,295     9.64      148     1.30%        0.00%     5.23%
   2003...............................................  14,136     9.17      130     1.30%        0.00%    24.08%
   2002...............................................  36,730     7.39      271     1.30%        0.00%   (31.33)%
   2001...............................................  20,392    10.76      219     1.30%        0.00%   (41.25)%
 Old Mutual Large Cap Growth Portfolio
   2005...............................................  20,913    17.00      356     1.30%        0.00%     3.20%
   2004...............................................  26,687    16.47      440     1.30%        0.00%     7.53%
   2003...............................................  21,989    15.32      337     1.30%        0.00%    29.49%
   2002...............................................  22,443    11.83      265     1.30%        0.00%   (30.24)%
   2001...............................................  21,136    16.96      358     1.30%        0.00%   (29.22)%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005...............................................  77,436    45.99    3,561     1.30%        0.00%    10.88%
   2004...............................................  85,884    41.48    3,562     1.30%        0.00%    18.22%
   2003...............................................  90,347    35.08    3,170     1.30%        0.00%    23.96%
   2002............................................... 100,317    28.30    2,839     1.30%        0.70%   (28.73)%
   2001............................................... 125,888    39.71    4,999     1.30%        0.97%   (32.17)%
 Oppenheimer Balanced Fund/VA
   2005...............................................  90,536    39.04    3,535     1.30%        1.74%     2.55%
   2004...............................................  94,585    38.07    3,601     1.30%        1.02%     8.67%
   2003...............................................  88,781    35.03    3,110     1.30%        2.87%    23.34%
   2002...............................................  88,224    28.40    2,506     1.30%        3.72%   (11.56)%
   2001............................................... 103,256    32.12    3,317     1.30%        3.71%     0.88%
 Oppenheimer Capital Appreciation Fund/VA
   2005...............................................  53,528    45.27    2,423     1.30%        0.94%     3.74%
   2004...............................................  69,531    43.64    3,034     1.30%        0.32%     5.55%
   2003...............................................  80,653    41.35    3,335     1.30%        0.39%    29.25%
   2002...............................................  82,292    31.99    2,633     1.30%        0.61%   (27.81)%
   2001...............................................  87,276    44.31    3,867     1.30%        0.63%   (13.72)%
 Oppenheimer Core Bond Fund/VA
   2005...............................................  55,629    30.00    1,669     1.30%        5.14%     1.26%
   2004...............................................  57,771    29.62    1,711     1.30%        4.60%     4.12%
   2003...............................................  65,421    28.45    1,861     1.30%        5.59%     5.40%
   2002...............................................  69,645    26.99    1,880     1.30%        7.18%     7.67%
   2001...............................................  66,563    25.07    1,669     1.30%        7.69%     6.38%
 Oppenheimer High Income Fund/VA
   2005...............................................  66,827    40.22    2,688     1.30%        6.49%     0.99%
   2004...............................................  75,852    39.83    3,021     1.30%        6.62%     7.55%
   2003...............................................  84,132    37.03    3,116     1.30%        6.67%    22.35%
   2002...............................................  79,265    30.27    2,399     1.30%       10.73%    (3.66)%
   2001...............................................  99,852    31.42    3,137     1.30%       10.35%     0.64%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class Shares
   2005...............................................  45,005    10.58      476     1.30%        4.36%     1.12%
   2004...............................................  49,270    10.46      516     1.30%        2.63%     3.52%
   2003...............................................  20,461    10.11      207     1.30%        2.86%     1.08%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income    Total
Type V:                                                   Units  Unit Value 000s  Net Assets     Ratio     Return
-------                                                   ------ ---------- ---- ------------- ---------- ------
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2005.................................................. 31,733   $16.36   $519     1.30%        1.16%     5.15%
   2004.................................................. 35,132    15.56    547     1.30%        1.39%     8.94%
   2003.................................................. 44,007    14.28    629     1.30%        1.53%    30.62%
   2002.................................................. 34,451    10.93    377     1.30%        1.11%   (24.05)%
   2001.................................................. 32,541    14.40    469     1.30%        0.86%    (5.40)%
 Salomon Brothers Variable Strategic Bond Fund -- Class I
   2005.................................................. 29,759    14.49    431     1.30%        6.03%     1.14%
   2004.................................................. 23,955    14.33    343     1.30%        4.59%     5.26%
   2003.................................................. 32,833    13.61    447     1.30%        4.82%    11.76%
   2002.................................................. 41,784    12.18    509     1.30%        6.01%     7.43%
   2001..................................................  5,645    11.34     64     1.30%        6.44%     5.52%
 Salomon Brothers Variable Total Return Fund -- Class I
   2005.................................................. 10,337    12.74    132     1.30%        2.12%     1.98%
   2004.................................................. 10,690    12.49    134     1.30%        2.16%     7.33%
   2003.................................................. 11,442    11.64    133     1.30%        2.19%    14.41%
   2002..................................................  4,036    10.17     41     1.30%        1.78%    (8.08)%
   2001..................................................  2,619    11.07     29     1.30%        3.70%    (2.09)%

Type VI:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................. 32,753    15.23    499     0.00%        0.52%     5.43%
   2004.................................................. 26,570    14.45    384     0.00%        0.00%    10.84%
   2003..................................................  8,612    13.03    112     0.00%        0.00%    30.34%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005.................................................. 38,858     7.59    295     0.00%        0.07%     8.84%
   2004.................................................. 42,106     6.98    294     0.00%        0.00%     6.63%
   2003.................................................. 33,777     6.54    221     0.00%        0.00%    29.52%
   2002.................................................. 10,253     5.05     52     0.00%        0.00%   (24.36)%
   2001..................................................  2,807     6.68     19     0.00%        0.00%   (24.12)%
 AIM V.I. Growth Fund -- Series I shares
   2005.................................................. 20,483     6.16    126     0.00%        0.00%     7.48%
   2004.................................................. 25,078     5.73    144     0.00%        0.00%     8.23%
   2003.................................................. 27,212     5.29    144     0.00%        0.00%    31.24%
   2002.................................................. 16,273     4.03     66     0.00%        0.00%   (30.97)%
   2001..................................................  1,615     5.84      9     0.00%        0.40%   (34.61)%
 AIM V.I. International Growth Fund -- Series II shares
   2005..................................................  5,082    12.53     64     0.00%        0.89%    17.70%
   2004..................................................  1,477    10.65     16     0.00%        0.00%     6.49%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005.................................................. 63,259     8.19    518     0.00%        0.84%     5.65%
   2004.................................................. 67,941     7.75    527     0.00%        0.47%     5.77%
   2003.................................................. 69,677     7.33    511     0.00%        0.33%    25.08%
   2002.................................................. 59,640     5.86    349     0.00%        0.45%   (30.26)%
   2001.................................................. 27,610     8.40    232     0.00%        0.35%   (13.52)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VI:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................   9,739   $14.50   $  141     0.00%        0.00%     3.65%
   2004...............................................  10,147    13.99      142     0.00%        0.00%     5.09%
   2003...............................................   1,357    13.31       18     0.00%        0.00%    33.12%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................... 248,338    12.44    3,090     0.00%        1.27%     4.60%
   2004............................................... 244,023    11.89    2,902     0.00%        0.77%    11.22%
   2003............................................... 238,518    10.69    2,551     0.00%        0.82%    32.18%
   2002............................................... 164,253     8.09    1,329     0.00%        0.56%   (22.26)%
   2001...............................................  47,021    10.41      489     0.00%        0.32%    (0.94)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................  28,052    12.30      345     0.00%        0.72%    16.52%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...............................................  42,153     8.07      340     0.00%        0.00%    14.84%
   2004...............................................  46,549     7.03      327     0.00%        0.00%     8.34%
   2003...............................................  43,917     6.49      285     0.00%        0.00%    23.37%
   2002...............................................  27,422     5.26      144     0.00%        0.00%   (30.84)%
   2001...............................................   5,207     7.60       40     0.00%        0.00%   (18.30)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005...............................................   6,748     9.89       67     0.00%        0.00%     4.86%
   2004...............................................  16,174     9.43      153     0.00%        0.00%    14.38%
   2003...............................................  10,919     8.24       90     0.00%        0.00%    48.67%
   2002...............................................  17,405     5.54       96     0.00%        0.00%   (32.06)%
   2001...............................................   7,501     8.16       61     0.00%        0.00%   (13.81)%
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II
   2005...............................................     993    10.06       10     0.00%        2.28%     0.60%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2005...............................................   4,371     7.05       31     0.00%        0.00%     3.62%
   2004...............................................   4,465     6.80       30     0.00%        0.40%     6.21%
   2003...............................................   5,713     6.41       37     0.00%        0.13%    26.00%
   2002...............................................   4,597     5.08       23     0.00%        0.35%   (28.94)%
   2001...............................................   1,726     7.15       12     0.00%        0.13%   (23.42)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005...............................................  70,874    10.93      775     0.00%        4.07%     3.86%
   2004...............................................  56,844    10.53      598     0.00%        3.14%     2.83%
   2003...............................................  17,325    10.24      177     0.00%        1.25%     2.38%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VI:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 VT Worldwide Health Sciences Fund
   2005...............................................  23,029   $13.67   $  315     0.00%        0.00%     7.03%
   2004...............................................  20,487    12.77      262     0.00%        0.00%     6.24%
   2003...............................................   8,496    12.02      102     0.00%        0.00%    20.23%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2005...............................................   4,186    11.12       47     0.00%        0.03%     3.57%
   2004...............................................   3,168    10.73       34     0.00%        0.00%     7.33%
FAM Variable Series Fund, Inc.
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...............................................   1,816    11.27       20     0.00%        0.23%     2.62%
   2004...............................................     743    10.99        8     0.00%        1.06%     9.85%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005...............................................   6,616    12.12       80     0.00%        0.00%    10.47%
   2004...............................................   2,197    10.97       24     0.00%        0.16%     9.71%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005...............................................   3,433    12.47       43     0.00%        1.58%    10.11%
   2004...............................................   2,450    11.33       28     0.00%       13.19%    13.27%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005...............................................  53,166    13.54      720     0.00%        8.43%     2.27%
   2004...............................................  58,077    13.24      769     0.00%        6.07%    10.16%
   2003...............................................  43,130    12.02      518     0.00%        5.63%    21.79%
   2002...............................................  20,604     9.87      203     0.00%        8.29%     1.23%
   2001...............................................  11,377     9.73      111     0.00%        0.00%    (2.65)%
 Federated Kaufmann Fund II -- Service Shares
   2005...............................................  39,736    17.06      678     0.00%        0.00%    10.88%
   2004...............................................  33,629    15.39      518     0.00%        0.01%    14.48%
   2003...............................................  14,681    13.44      197     0.00%        0.00%    34.43%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................  12,966    10.86      141     0.00%        1.16%     3.78%
   2004...............................................   3,166    10.46       33     0.00%        0.00%     4.65%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................... 196,167    13.40    2,630     0.00%        0.13%    16.65%
   2004............................................... 146,376    11.49    1,682     0.00%        0.19%    15.16%
   2003............................................... 134,756     9.98    1,345     0.00%        0.21%    28.20%
   2002...............................................  53,898     7.78      419     0.00%        0.44%    (9.60)%
   2001...............................................   7,959     8.61       69     0.00%        0.00%   (13.43)%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2005...............................................   4,224    14.62       62     0.00%        0.00%    20.68%
   2004...............................................   3,680    12.11       45     0.00%        0.00%     1.28%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type VI:                                              Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                             ------- ---------- ------ ------------- ---------- ------
 VIP Equity-Income Portfolio -- Service Class 2
   2005............................................. 223,719   $12.59   $2,817     0.00%        1.79%     5.57%
   2004............................................. 209,315    11.93    2,497     0.00%        1.29%    11.23%
   2003............................................. 169,061    10.72    1,813     0.00%        1.31%    30.03%
   2002.............................................  90,067     8.25      743     0.00%        1.08%   (17.15)%
   2001.............................................  29,152     9.96      290     0.00%        0.02%    (6.26)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005.............................................  49,112    10.22      502     0.00%        1.31%     7.40%
   2004.............................................  47,970     9.51      456     0.00%        0.70%     5.52%
   2003.............................................  33,617     9.01      303     0.00%        0.76%    23.44%
   2002.............................................  12,761     7.30       93     0.00%        1.16%   (16.84)%
   2001.............................................   8,285     8.78       73     0.00%        0.00%   (10.00)%
 VIP Growth Portfolio -- Service Class 2
   2005.............................................  90,295     7.57      683     0.00%        0.27%     5.50%
   2004.............................................  79,359     7.17      569     0.00%        0.12%     3.12%
   2003.............................................  57,546     6.96      400     0.00%        0.10%    32.54%
   2002.............................................  28,278     5.25      148     0.00%        0.11%   (30.30)%
   2001.............................................  13,129     7.53       99     0.00%        0.00%   (18.76)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005............................................. 102,305    18.60    1,903     0.00%        0.00%    18.02%
   2004.............................................  97,891    15.76    1,543     0.00%        0.00%    24.66%
   2003.............................................  90,145    12.64    1,140     0.00%        0.19%    38.25%
   2002.............................................  40,527     9.15      371     0.00%        0.45%   (10.02)%
   2001.............................................   9,368    10.17       95     0.00%        0.00%    (4.57)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005.............................................  12,104    11.66      141     0.00%        0.09%     2.43%
   2004.............................................   7,811    11.38       89     0.00%        0.00%    13.85%
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares
   2005.............................................  19,574    10.51      206     0.00%        0.00%     5.09%
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................  53,162    11.75      625     0.00%        5.10%     2.04%
   2004.............................................  50,026    11.52      576     0.00%        4.48%     3.42%
   2003.............................................  30,525    11.14      340     0.00%        4.10%     3.60%
   2002.............................................   3,685    10.75       40     0.00%        4.30%     9.89%
 Mid-Cap Equity Fund
   2005............................................. 107,356    16.12    1,730     0.00%        2.46%    11.74%
   2004............................................. 109,429    14.42    1,578     0.00%        1.08%    16.02%
   2003.............................................  85,984    12.43    1,069     0.00%        1.56%    32.94%
   2002.............................................  56,198     9.35      525     0.00%        0.99%   (13.76)%
   2001.............................................  16,047    10.84      174     0.00%        0.90%    (0.77)%
 Money Market Fund
   2005............................................. 201,169    11.16    2,245     0.00%        2.74%     2.81%
   2004............................................. 197,583    10.85    2,144     0.00%        0.97%     0.95%
   2003............................................. 162,198    10.75    1,744     0.00%        0.80%     0.78%
   2002............................................. 156,489    10.67    1,670     0.00%        1.47%     1.47%
   2001.............................................  62,265    10.51      654     0.00%        3.85%     2.83%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type VI:                                              Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                             ------- ---------- ------ ------------- ---------- ------
 Premier Growth Equity Fund
   2005.............................................  90,632   $ 9.64   $  874     0.00%        0.37%     1.29%
   2004.............................................  86,492     9.52      823     0.00%        0.67%     7.03%
   2003.............................................  75,879     8.89      675     0.00%        0.21%    28.91%
   2002.............................................  28,636     6.90      198     0.00%        0.05%   (21.02)%
   2001.............................................   2,652     8.74       23     0.00%        0.12%   (10.13)%
 Real Estate Securities Fund
   2005.............................................  49,691    18.66      927     0.00%        5.73%    11.78%
   2004.............................................  37,757    16.70      630     0.00%        6.29%    32.37%
   2003.............................................  13,675    12.61      172     0.00%        4.02%    26.14%
 S&P 500(R) Index Fund
   2005............................................. 426,579     9.67    4,124     0.00%        1.62%     4.51%
   2004............................................. 452,989     9.25    4,191     0.00%        1.68%    10.46%
   2003............................................. 372,096     8.38    3,116     0.00%        1.41%    28.27%
   2002............................................. 214,227     6.53    1,399     0.00%        1.33%   (22.37)%
   2001.............................................  51,742     8.41      435     0.00%        1.03%   (13.23)%
 Small-Cap Value Equity Fund
   2005.............................................  83,273    17.10    1,424     0.00%        1.09%     9.53%
   2004.............................................  84,032    15.62    1,312     0.00%        6.61%    15.15%
   2003.............................................  65,348    13.56      886     0.00%        0.09%    24.11%
   2002.............................................  40,812    10.93      446     0.00%        0.40%   (13.86)%
   2001.............................................   7,759    12.68       98     0.00%        0.88%     8.77%
 Total Return Fund
   2005............................................. 306,335    12.95    3,968     0.00%        1.74%     3.67%
   2004............................................. 170,649    12.49    2,132     0.00%        1.46%     8.19%
   2003.............................................  30,240    11.55      349     0.00%        1.33%    15.49%
 U.S. Equity Fund
   2005.............................................  71,528    10.14      725     0.00%        1.18%     2.51%
   2004.............................................  63,054     9.89      624     0.00%        1.41%     8.17%
   2003.............................................  50,413     9.15      461     0.00%        0.96%    23.28%
   2002.............................................  28,924     7.42      215     0.00%        0.99%   (19.26)%
   2001.............................................  13,161     9.19      121     0.00%        0.80%    (9.47)%
 Value Equity Fund
   2005.............................................  54,059    10.82      585     0.00%        1.24%     4.06%
   2004.............................................  55,756    10.40      580     0.00%        1.26%     9.57%
   2003.............................................  53,308     9.49      506     0.00%        1.94%    24.05%
   2002.............................................  17,577     7.65      134     0.00%        1.28%   (17.57)%
   2001.............................................   5,347     9.28       50     0.00%        1.78%    (9.75)%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Mid Cap Value Fund
   2005.............................................   9,789    11.50      113     0.00%        3.01%    15.01%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005.............................................  11,920    15.14      181     0.00%        0.00%     9.64%
   2004.............................................  11,740    13.81      162     0.00%        0.00%     8.79%
   2003.............................................   5,361    12.70       68     0.00%        0.00%    26.97%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                             Net Assets     Expenses as a Investment
                                                          ----------------- % of Average    Income    Total
Type VI:                                           Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                          ------- ---------- ------ ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.......................................... 180,827   $11.83   $2,140     0.00%        2.10%     7.66%
   2004.......................................... 184,298    10.99    2,026     0.00%        2.37%     8.29%
   2003.......................................... 159,732    10.15    1,621     0.00%        2.03%    13.72%
   2002.......................................... 103,642     8.92      924     0.00%        2.48%    (6.67)%
   2001..........................................  32,003     9.56      306     0.00%        2.06%    (5.94)%
 Forty Portfolio -- Service Shares
   2005..........................................  24,534     9.64      236     0.00%        0.01%    12.56%
   2004..........................................  28,350     8.56      243     0.00%        0.03%    17.97%
   2003..........................................  16,901     7.26      123     0.00%        0.27%    20.23%
   2002..........................................   5,407     6.04       33     0.00%        0.34%   (15.93)%
   2001..........................................   4,011     7.18       29     0.00%        0.48%   (22.68)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................  32,133     9.43      303     0.00%        0.00%    12.33%
   2004..........................................  32,956     8.40      277     0.00%        0.00%    14.22%
   2003..........................................  33,987     7.35      250     0.00%        0.00%    26.19%
   2002..........................................  37,278     5.83      217     0.00%        0.00%   (29.55)%
   2001..........................................   1,375     8.27       11     0.00%        0.00%   (17.67)%
 Global Technology Portfolio -- Service Shares
   2005..........................................   4,159     4.83       20     0.00%        0.00%    11.55%
   2004..........................................   4,106     4.33       18     0.00%        0.00%     0.57%
   2003..........................................   3,988     4.31       17     0.00%        0.00%    46.47%
   2002..........................................   3,129     2.94        9     0.00%        0.00%   (40.93)%
   2001..........................................   3,199     4.98       16     0.00%        0.00%   (38.00)%
 International Growth Portfolio -- Service Shares
   2005..........................................  42,485    10.98      466     0.00%        1.04%    31.94%
   2004..........................................  46,160     8.32      384     0.00%        0.87%    18.69%
   2003..........................................  38,388     7.01      269     0.00%        1.11%    34.53%
   2002..........................................   8,182     5.21       43     0.00%        0.83%   (25.76)%
   2001..........................................     314     7.02        2     0.00%        0.22%   (24.27)%
 Large Cap Growth Portfolio -- Service Shares
   2005..........................................  10,582     7.04       75     0.00%        0.12%     4.01%
   2004..........................................  18,789     6.77      127     0.00%        0.00%     4.20%
   2003..........................................  14,990     6.50       97     0.00%        0.00%    31.49%
   2002..........................................  15,336     4.94       76     0.00%        0.00%   (26.72)%
   2001..........................................   7,098     6.75       48     0.00%        0.00%   (25.72)%
 Mid Cap Growth Portfolio -- Service Shares
   2005.......................................... 100,461     6.46      649     0.00%        0.00%    12.03%
   2004.......................................... 103,333     5.77      596     0.00%        0.00%    20.48%
   2003.......................................... 120,138     4.79      575     0.00%        0.00%    34.76%
   2002.......................................... 115,968     3.55      412     0.00%        0.00%   (28.12)%
   2001..........................................   8,681     4.94       43     0.00%        0.00%   (40.25)%
 Worldwide Growth Portfolio -- Service Shares
   2005..........................................  30,380     7.24      220     0.00%        1.23%     5.57%
   2004..........................................  32,637     6.86      224     0.00%        0.91%     4.53%
   2003..........................................  33,504     6.56      220     0.00%        0.87%    23.68%
   2002..........................................  24,100     5.31      128     0.00%        0.70%   (25.71)%
   2001..........................................  17,274     7.14      123     0.00%        0.15%   (23.46)%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VI:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005...............................................  68,163   $ 7.01   $  478     0.00%        0.14%     4.23%
   2004...............................................  70,738     6.72      475     0.00%        0.00%     8.98%
   2003...............................................  69,512     6.17      429     0.00%        0.00%    22.60%
   2002...............................................  43,754     5.03      220     0.00%        0.00%   (27.71)%
   2001...............................................   2,871     6.96       20     0.00%        0.03%   (25.65)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005............................................... 104,481     9.61    1,004     0.00%        0.31%     7.02%
   2004............................................... 105,583     8.98      948     0.00%        0.43%    11.12%
   2003...............................................  99,299     8.08      802     0.00%        0.46%    21.84%
   2002...............................................  91,756     6.63      608     0.00%        0.55%   (21.15)%
   2001...............................................   4,410     8.41       37     0.00%        0.08%   (17.02)%
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  27,083     9.26      251     0.00%        0.00%     5.03%
   2004...............................................  30,345     8.82      268     0.00%        0.00%     6.21%
   2003...............................................  22,855     8.30      190     0.00%        0.00%    33.43%
   2002...............................................  14,432     6.22       90     0.00%        0.00%   (31.80)%
   2001...............................................   7,447     9.12       68     0.00%        0.00%    (6.29)%
 MFS(R) Total Return Series -- Service Class Shares
   2005...............................................   5,206    10.43       54     0.00%        0.00%     4.33%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................... 170,887    12.00    2,051     0.00%        0.50%    16.57%
   2004............................................... 168,143    10.29    1,731     0.00%        1.31%    29.84%
   2003............................................... 138,622     7.93    1,099     0.00%        2.02%    35.57%
   2002............................................... 122,827     5.85      719     0.00%        2.87%   (22.90)%
   2001...............................................  12,254     7.58       93     0.00%        1.76%   (25.27)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  49,519    15.16      751     0.00%        0.00%     7.45%
   2004...............................................  28,001    14.11      395     0.00%        0.00%    13.04%
   2003...............................................   6,802    12.48       85     0.00%        0.00%    24.83%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  47,552    18.84      896     0.00%        1.02%    19.52%
   2004...............................................  35,805    15.77      564     0.00%        0.65%    16.59%
   2003...............................................   2,909    13.52       39     0.00%        0.01%    35.21%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................  12,175    16.21      197     0.00%        0.00%    11.98%
   2004...............................................  12,229    14.47      177     0.00%        0.00%    19.43%
   2003...............................................   6,046    12.12       73     0.00%        0.00%    21.19%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................  28,156    11.46      323     0.00%        1.03%     3.67%
   2004...............................................  13,569    11.06      150     0.00%        0.00%    10.57%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type VI:                                              Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                             ------- ---------- ------ ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005.............................................  27,597   $13.90   $  384     0.00%        0.69%     4.86%
   2004.............................................  22,639    13.25      300     0.00%        0.09%     6.62%
   2003.............................................   5,497    12.43       68     0.00%        0.00%    24.30%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................. 151,898    13.51    2,052     0.00%        0.81%    14.06%
   2004............................................. 145,236    11.84    1,720     0.00%        1.12%    18.88%
   2003............................................. 142,490     9.96    1,419     0.00%        0.57%    42.86%
   2002.............................................  92,829     6.97      647     0.00%        0.37%   (22.36)%
   2001.............................................  30,600     8.98      275     0.00%        0.09%   (13.13)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005............................................. 110,361    10.10    1,114     0.00%        1.17%     5.74%
   2004............................................. 110,170     9.55    1,052     0.00%        0.70%     9.14%
   2003............................................. 108,531     8.75      950     0.00%        0.73%    26.44%
   2002.............................................  54,127     6.92      375     0.00%        0.46%   (19.03)%
   2001.............................................  16,001     8.54      137     0.00%        0.08%   (11.25)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................  27,703    18.10      501     0.00%        0.00%     9.71%
   2004.............................................  17,700    16.50      292     0.00%        0.00%    19.18%
   2003.............................................  13,894    13.84      192     0.00%        0.00%    38.43%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005.............................................   5,468    10.52       57     0.00%        2.68%     5.16%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005.............................................   7,699    13.70      106     0.00%        3.25%     5.15%
   2004.............................................   7,277    13.03       95     0.00%        3.29%     5.56%
   2003.............................................   7,145    12.35       88     0.00%        2.72%     2.26%
   2002.............................................  10,590    12.07      128     0.00%        3.67%     8.19%
   2001.............................................     666    11.16        7     0.00%        3.57%     6.42%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 126,764    14.14    1,793     0.00%        6.55%     4.11%
   2004............................................. 129,118    13.58    1,754     0.00%        6.78%     9.54%
   2003.............................................  99,205    12.40    1,230     0.00%        7.38%    22.85%
   2002.............................................  47,959    10.09      484     0.00%        8.61%    (1.19)%
   2001.............................................  13,183    10.21      135     0.00%        7.15%     1.23%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005............................................. 179,858    15.41    2,772     0.00%        4.40%     4.75%
   2004............................................. 162,246    14.71    2,387     0.00%        4.48%     7.57%
   2003............................................. 123,446    13.68    1,689     0.00%        3.05%     3.90%
   2002.............................................  57,387    13.17      756     0.00%        4.24%    17.58%
   2001.............................................  16,855    11.20      189     0.00%        4.20%     4.70%

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VI:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................   3,453   $10.09   $   35     0.00%        1.42%     0.89%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 343,690    13.77    4,732     0.00%        4.36%     2.45%
   2004............................................... 295,904    13.44    3,977     0.00%        2.63%     4.89%
   2003............................................... 257,227    12.81    3,296     0.00%        2.86%     5.04%
   2002............................................... 126,757    12.20    1,546     0.00%        4.28%     9.07%
   2001...............................................  22,145    11.18      248     0.00%        3.79%     7.19%
The Prudential Series Fund, Inc:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................   1,122    17.43       20     0.00%        0.00%    21.26%
 Jennison Portfolio -- Class II Shares
   2005...............................................     223    15.25        3     0.00%        0.00%    14.02%
 Natural Resources Portfolio -- Class II
   2005...............................................  13,115    15.01      197     0.00%        0.00%    50.07%
Rydex Variable Trust:
 OTC Fund
   2005............................................... 107,089     4.66      500     0.00%        0.00%     1.11%
   2004............................................... 116,803     4.61      539     0.00%        0.00%     9.35%
   2003...............................................  11,019     4.22       46     0.00%        0.00%    45.41%
   2002...............................................   7,090     2.90       21     0.00%        0.00%   (38.85)%
   2001...............................................     390     4.75        2     0.00%        0.00%   (35.88)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  16,208    14.64      237     0.00%        0.69%     3.72%
   2004...............................................  12,255    14.11      173     0.00%        0.30%     8.07%
   2003...............................................   5,070    13.06       66     0.00%        0.00%    30.60%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................  67,194    12.99      873     0.00%        0.80%     4.11%
   2004...............................................  40,169    12.48      501     0.00%        0.69%    17.43%
   2003...............................................  22,416    10.63      238     0.00%        0.46%    30.77%
   2002...............................................   3,932     8.13       32     0.00%        0.00%   (19.43)%
 Emerging Growth Portfolio -- Class II Shares
   2005...............................................  12,980    10.71      139     0.00%        0.01%     7.64%
   2004...............................................   6,512     9.95       65     0.00%        0.00%     6.78%
   2003...............................................   2,774     9.32       26     0.00%        0.00%    27.03%

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Consolidated Financial Statements

                         Year ended December 31, 2005

    (With Report of Independent Registered Public Accounting Firm Thereon)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Consolidated Financial Statements

                               Table of Contents

                                                                            Page
                                                                            ----
Report of Independent Registered Public Accounting Firm.................... F-1

Consolidated Statements of Income.......................................... F-2

Consolidated Balance Sheets................................................ F-3

Consolidated Statements of Stockholders' Equity............................ F-4

Consolidated Statements of Cash Flows...................................... F-5

Notes to Consolidated Financial Statements................................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2005 and 2004 and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/  KPMG LLP

Richmond, Virginia
March 10, 2006

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income

                         (Dollar amounts in millions)

                                                                            Years Ended December 31,
                                                                            -----------------------
                                                                             2005     2004    2003
                                                                            ------  -------  ------
Revenues:
   Net investment income................................................... $411.7  $ 421.0  $538.0
   Net realized investment gains (losses)..................................   (4.5)     5.7     3.9
   Premiums................................................................  103.5     96.8   104.0
   Cost of insurance.......................................................  144.7    142.2   153.1
   Variable product fees...................................................   21.8      9.4   106.3
   Other income............................................................   28.0     24.8    35.5
                                                                            ------  -------  ------
       Total revenues......................................................  705.2    699.9   940.8
                                                                            ------  -------  ------
Benefits and expenses:
   Interest credited.......................................................  269.1    291.2   410.6
   Benefits and other changes in policy reserves...........................  190.4    182.8   245.7
   Acquisition and operating expenses, net of deferrals....................   89.9     63.2   149.0
   Amortization of deferred acquisition costs and intangibles..............  101.0    107.3   118.9
                                                                            ------  -------  ------
       Total benefits and expenses.........................................  650.4    644.5   924.2
                                                                            ------  -------  ------
Income before income taxes and cumulative effect of change in accounting
  principle................................................................   54.8     55.4    16.6
Provision (benefit) for income taxes.......................................   25.3   (143.3)   (3.1)
                                                                            ------  -------  ------
Income before cumulative effect of change in accounting principle..........   29.5    198.7    19.7
Cumulative effect of change in accounting principle, net of tax of $0.4
  million..................................................................     --      0.7      --
                                                                            ------  -------  ------
Net income................................................................. $ 29.5  $ 199.4  $ 19.7
                                                                            ======  =======  ======

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets

              (Dollar amounts in millions, except share amounts)

                                                                                December 31,
                                                                             -------------------
                                                                               2005      2004
                                                                             --------- ---------
Assets
Investments:
   Fixed maturities available-for-sale, at fair value....................... $ 5,277.3 $ 7,001.2
   Equity securities available-for-sale, at fair value......................      23.3      26.8
   Commercial mortgage loans................................................   1,042.1   1,207.7
   Policy loans.............................................................     158.3     148.4
   Other invested assets ($332.0 and $0.0 restricted).......................     389.9     466.5
                                                                             --------- ---------
     Total investments......................................................   6,890.9   8,850.6
Cash and cash equivalents...................................................     344.0      26.4
Accrued investment income...................................................      63.6      81.5
Deferred acquisition costs..................................................     321.1     248.1
Goodwill....................................................................        --      57.5
Intangible assets...........................................................     131.6     120.6
Reinsurance recoverable.....................................................   2,307.4   2,753.8
Deferred income tax asset...................................................       0.1       5.9
Other assets................................................................      46.0      56.8
Separate account assets.....................................................   8,777.3   8,636.7
                                                                             --------- ---------
     Total assets........................................................... $18,882.0 $20,837.9
                                                                             ========= =========
Liabilities and Stockholders' equity
Liabilities:
   Future annuity and contract benefits..................................... $ 8,201.5 $ 9,604.6
   Liability for policy and contract claims.................................      82.1      89.4
   Other policyholder liabilities...........................................     207.1     235.9
   Other liabilities ($333.3 and $0.0 restricted)...........................     516.2     681.3
   Separate account liabilities.............................................   8,777.3   8,636.7
                                                                             --------- ---------
     Total liabilities......................................................  17,784.2  19,247.9
                                                                             --------- ---------
Commitments and contingencies
Stockholders' equity:
   Accumulated other comprehensive income:
    Net unrealized investment gains.........................................      12.5      72.0
    Derivatives qualifying as hedges........................................       1.1       3.3
                                                                             --------- ---------
   Total accumulated other comprehensive income.............................      13.6      75.3
   Preferred stock, Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 120,000 shares issued
    and outstanding)........................................................     120.0     120.0
   Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
    issued and outstanding).................................................      25.6      25.6
   Additional paid-in capital...............................................     938.6   1,061.1
   Retained earnings........................................................        --     308.0
                                                                             --------- ---------
     Total stockholders' equity.............................................   1,097.8   1,590.0
                                                                             --------- ---------
     Total liabilities and stockholders' equity............................. $18,882.0 $20,837.9
                                                                             ========= =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                Consolidated Statements of Stockholders' Equity

              (Dollar amounts in millions, except share amounts)


                                                                            Preferred Stock Common Stock  Additional
                                                                            --------------  -------------  Paid-In
                                                                             Share   Amount Share  Amount  Capital
                                                                            -------  ------ ------ ------ ----------
Balances at January 1, 2003................................................ 120,000  $120.0 25,651 $25.6   $1,050.7
Comprehensive income:
   Net income..............................................................      --      --     --    --         --
   Net unrealized gains on investment securities...........................      --      --     --    --         --
   Derivatives qualifying as hedges........................................      --      --     --    --         --

       Total comprehensive income..........................................
Contributed capital........................................................      --      --     --    --        9.9
Cash dividends.............................................................      --      --     --    --         --
                                                                            -------  ------ ------ -----   --------
Balances at December 31, 2003.............................................. 120,000   120.0 25,651  25.6    1,060.6

Comprehensive income:
   Net income..............................................................      --      --     --    --         --
   Net unrealized gains on investment securities...........................      --      --     --    --         --
   Derivatives qualifying as hedges........................................      --      --     --    --         --

       Total comprehensive income..........................................
Contributed capital........................................................      --      --     --    --        0.5
Cash dividends.............................................................      --      --     --    --         --
Non-cash dividend..........................................................      --      --     --    --         --
                                                                            -------  ------ ------ -----   --------
Balances at December 31, 2004.............................................. 120,000   120.0 25,651  25.6    1,061.1

Comprehensive income:
   Net income..............................................................      --      --     --    --         --
   Net unrealized gains on investment securities...........................      --      --     --    --         --
   Derivatives qualifying as hedges........................................      --      --     --    --         --

       Total comprehensive income..........................................
Cash dividends declared and paid...........................................      --      --     --    --         --
Non-cash dividend and other transactions with stockholders.................      --      --     --    --     (122.5)
                                                                            -------  ------ ------ -----   --------
Balances at December 31, 2005.............................................. 120,000  $120.0 25,651 $25.6   $  938.6
                                                                            =======  ====== ====== =====   ========

                                                                             Accumulated
                                                                                Other                  Total
                                                                            Comprehensive Retained Stockholders'
                                                                               Income     Earnings    Equity
                                                                            ------------- -------- -------------
Balances at January 1, 2003................................................    $ (9.7)    $ 517.6    $1,704.2
Comprehensive income:
   Net income..............................................................        --        19.7        19.7
   Net unrealized gains on investment securities...........................      99.7          --        99.7
   Derivatives qualifying as hedges........................................      (1.9)         --        (1.9)
                                                                                                     --------
       Total comprehensive income..........................................                             117.5
Contributed capital........................................................        --          --         9.9
Cash dividends.............................................................        --        (9.6)       (9.6)
                                                                               ------     -------    --------
Balances at December 31, 2003..............................................      88.1       527.7     1,822.0
                                                                                                     --------
Comprehensive income:
   Net income..............................................................        --       199.4       199.4
   Net unrealized gains on investment securities...........................     (15.7)         --       (15.7)
   Derivatives qualifying as hedges........................................       2.9          --         2.9
                                                                                                     --------
       Total comprehensive income..........................................                             186.6
Contributed capital........................................................        --          --         0.5
Cash dividends.............................................................        --       (40.0)      (40.0)
Non-cash dividend..........................................................        --      (379.1)     (379.1)
                                                                               ------     -------    --------
Balances at December 31, 2004..............................................      75.3       308.0     1,590.0
                                                                                                     --------
Comprehensive income:
   Net income..............................................................        --        29.5        29.5
   Net unrealized gains on investment securities...........................     (59.5)         --       (59.5)
   Derivatives qualifying as hedges........................................      (2.2)         --        (2.2)
                                                                                                     --------
       Total comprehensive income..........................................                             (32.2)
Cash dividends declared and paid...........................................        --        (9.6)       (9.6)
Non-cash dividend and other transactions with stockholders.................        --      (327.9)     (450.4)
                                                                               ------     -------    --------
Balances at December 31, 2005..............................................    $ 13.6     $    --    $1,097.8
                                                                               ======     =======    ========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                         (Dollar amounts in millions)

                                                                                     Years Ended December 31,
                                                                                 -------------------------------
                                                                                    2005       2004       2003
                                                                                 ---------  ---------  ---------
Cash flows from operating activities:
   Net income................................................................... $    29.5  $   199.4  $    19.7
   Adjustments to reconcile net income to net cash provided by operating activities:
     Cumulative effect of change in accounting principle, net of tax............        --       (0.7)        --
     Change in future policy benefits...........................................     122.4      341.1      407.5
     Net realized investments (gains) losses....................................       4.5       (5.7)      (3.9)
     Amortization of investment premiums and discounts..........................      18.5       28.3       46.5
     Acquisition costs deferred.................................................     (93.3)     (89.1)    (167.7)
     Amortization of deferred acquisition costs and intangibles.................     101.0      107.3      118.9
     Deferred income taxes......................................................      39.1     (174.0)      18.3
     Change in certain assets:
        Decrease (increase) in:
        Accrued investment income...............................................      13.6       26.6       32.6
        Other, net..............................................................       5.5      (20.4)     (39.0)
     Change in certain liabilities:
        Increase (decrease) in:
        Policy and contract claims..............................................      (4.2)      64.2     (183.9)
        Other policyholder liabilities..........................................     (28.5)      88.6      (59.6)
        Other liabilities.......................................................     (30.2)    (144.1)     303.5
                                                                                 ---------  ---------  ---------
     Net cash from operating activities.........................................     177.9      421.5      492.9
                                                                                 ---------  ---------  ---------
Cash flows from investing activities:
   Short-term investment activity, net..........................................        --       99.6      178.4
   Proceeds from sales and maturities of investment securities and other
    invested assets.............................................................   1,989.4    1,734.9    4,328.0
   Principal collected on mortgage and policy loans.............................     297.0      217.5      268.6
   Purchases of investment securities and other invested assets.................    (940.2)  (1,465.9)  (3,784.0)
   Mortgage loan originations and increase in policy loans......................    (135.6)    (226.5)    (512.3)
                                                                                 ---------  ---------  ---------
        Net cash from investing activities......................................   1,210.6      359.6      478.7
                                                                                 ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts...............................   1,537.6    1,293.0    3,107.0
   Redemption and benefit payments on investment contracts......................  (2,608.6)  (2,024.6)  (4,044.8)
   Proceeds from secured borrowings from affiliate..............................      20.5         --         --
   Proceeds from short-term borrowings..........................................     388.0      251.4      346.5
   Payments on short-term borrowings............................................    (398.8)    (246.9)    (358.3)
   Cash dividends to stockholders...............................................      (9.6)     (40.0)      (9.6)
                                                                                 ---------  ---------  ---------
        Net cash from financing activities......................................  (1,070.9)    (767.1)    (959.2)
                                                                                 ---------  ---------  ---------
        Net change in cash and cash equivalents.................................     317.6       14.0       12.4
   Cash and cash equivalents at beginning of year...............................      26.4       12.4         --
                                                                                 ---------  ---------  ---------
   Cash and cash equivalents at end of year..................................... $   344.0  $    26.4  $    12.4
                                                                                 =========  =========  =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of Genworth Life and Annuity Insurance Company ("GLAIC"), formerly known as GE Life and Annuity Assurance Company, and its subsidiaries, Assigned Settlement, Inc. and GNWLAAC Real Estate Holding, LLC. All significant intercompany accounts and transactions have been eliminated in consolidation.

   Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our" unless context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of the General Electric Company ("GE") acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"), formerly known as General Electric Capital Assurance Company.

   On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth.

   As of December 31, 2005, GE beneficially owned approximately 18% of Genworth's outstanding stock. On March 8, 2006, a subsidiary of GE completed a secondary offering to sell its remaining interest in Genworth. Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments deferred annuities (variable and fixed) and variable life insurance products are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs") and funding agreements are investment contracts sold to institutional buyers.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, interest-sensitive whole life and Medicare supplement insurance.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). Approximately 10.2% of our variable annuity product sales in 2005 were through one national bank. However, we do not believe that the loss of such business would have a long-term adverse effect on our business and operations due to our competitive position in the marketplace and the availability of business from other distributors.

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (e) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recognized when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2005, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Investment Securities

   We have designated our investment securities as available-for-sale and report them in our Consolidated Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to realized investment gains (losses) in the period in which such determination is made.

  (h) Securities Lending Activity

   We engaged in securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which required the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintained effective control over all loaned securities and therefore, continued to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $0.0 million and $406.9 million at December 31, 2005 and 2004, respectively. We had non-cash collateral of $0.0 million and $23.8 million at December 31, 2005 and 2004, respectively.

  (i) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions charged to current operations and recovery of principal on loans previously charged off.

  (j) Other Invested Assets

   Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  (k) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows.

  (l) Deferred Acquisition Costs

   Acquisition costs include costs which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ending December 31, 2005, 2004 and 2003, there were no significant charges to income recorded as a result our DAC recoverability testing.

  (m) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ending December 31, 2005, 2004 and 2005, there were no significant charges to income recorded as a result our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized DAC, were reinsured effective January 1, 2004. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

  (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. Based on the results of our testing, we recorded a goodwill impairment charge of $57.5 million and $59.8 million in 2005 and 2004, respectively. There was no impairment charge in 2003. As of December 31, 2005, there is no goodwill balance remaining as a result of these charges.

  (o) Reinsurance

   Premium revenue, benefits, acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (p) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (q) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  (r) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (s) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (t) Accounting Changes

   On January 1, 2004 we adopted AICPA SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

  (u) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other deferred balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by the amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. Depending on the type of modification, the period over which these deferred balances will be

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

recognized could be accelerated. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We are currently evaluating the impact SOP 05-1 will have on our results of operations or financial position.

(2)Investments

  (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Dollar amounts in millions)                      2005    2004    2003
----------------------------                     ------  ------  ------
Fixed maturities -- taxable..................... $331.3  $345.2  $458.6
Fixed maturities -- non-taxable.................    0.1     0.1     0.1
Commercial mortgage loans.......................   75.3    77.1    81.8
Equity securities...............................    0.8     0.1     0.9
Other investments...............................    3.4    (1.2)   (2.9)
Policy loans....................................   10.1     7.5    10.8
                                                 ------  ------  ------
Gross investment income before expenses and fees  421.0   428.8   549.3
Expenses and fees...............................   (9.3)   (7.8)  (11.3)
                                                 ------  ------  ------
Net investment income........................... $411.7  $421.0  $538.0
                                                 ======  ======  ======

  (b) Net Realized Investment Gains (Losses)

   For the years ended December 31, gross realized investment gains and losses from the sales and impairments of investment securities classified as available-for-sale were as follows:

(Dollar amounts in millions)             2005    2004   2003
----------------------------            ------  -----  ------
Gross realized investment:
   Gains on sale....................... $ 12.0  $10.7  $ 80.2
   Losses on sale......................   (4.3)  (4.1)  (49.9)
   Impairment losses...................  (12.2)  (0.9)  (26.4)
                                        ------  -----  ------
Net realized investments gains (losses) $ (4.5) $ 5.7  $  3.9
                                        ======  =====  ======

  (c) Unrealized Gains and Losses

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income as of December 31, are summarized as follows:

(Dollar amounts in millions)                                                        2005    2004    2003
----------------------------                                                       ------  ------  ------
Net unrealized gains (losses) on available-for-sale investment securities:
   Fixed maturities............................................................... $ 27.6  $145.4  $204.6
   Equity securities..............................................................    8.0     6.0     3.0
   Restricted other invested assets...............................................   (1.3)     --      --
                                                                                   ------  ------  ------
       Subtotal...................................................................   34.3   151.4   207.6
                                                                                   ------  ------  ------
Adjustments to the present value of future profits and deferred acquisitions costs  (15.1)  (40.7)  (72.6)
Deferred income taxes, net........................................................   (6.7)  (38.7)  (47.3)
                                                                                   ------  ------  ------
       Net unrealized gains on available-for-sale investment securities........... $ 12.5  $ 72.0  $ 87.7
                                                                                   ======  ======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The change in the net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income for the years ended December 31, is as follows:

(Dollar amounts in millions)                                                                      2005    2004    2003
----------------------------                                                                    -------  ------  ------
Net unrealized gains (losses) on investment securities as of January 1......................... $  72.0  $ 87.7  $(12.0)
                                                                                                -------  ------  ------
Unrealized gains (losses) on investment arising during the period:
   Unrealized gains (losses) on investment securities..........................................  (120.0)  (52.5)  201.2
   Adjustment to deferred acquisition costs....................................................     6.9    19.7   (10.7)
   Adjustment to present value of future profits...............................................    18.7    12.2   (32.4)
   Provision for deferred income taxes.........................................................    32.0     8.6   (55.9)
                                                                                                -------  ------  ------
       Changes in unrealized gains (losses) on investment securities...........................   (62.4)  (12.0)  102.2
Reclassification adjustments to net realized investment (gains) losses net of deferred taxes of
  $(1.6), $2.0 and $1.4........................................................................     2.9    (3.7)   (2.5)
                                                                                                -------  ------  ------
Net unrealized gains on investment securities as of December 31................................ $  12.5  $ 72.0  $ 87.7
                                                                                                =======  ======  ======

  (d) Fixed Maturities and Equity Securities

   As of December 31, 2005 and 2004, the amortized cost, gross unrealized gains and losses and fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

2005                                            Gross      Gross
----                                Amortized unrealized unrealized Estimated
(Dollar amounts in millions)          cost      gains      losses   fair value
----------------------------        --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency......... $   70.2    $  0.5     $ (0.5)   $   70.2
Non-U.S. government................    101.9       9.7       (0.2)      111.4
U.S. corporate.....................  2,784.5      55.8      (23.3)    2,817.0
Non-U.S. corporate.................    455.7      10.1       (5.6)      460.2
Mortgage and asset-backed..........  1,837.4       5.3      (24.2)    1,818.5
                                    --------    ------     ------    --------
   Total fixed maturities..........  5,249.7      81.4      (53.8)    5,277.3
Equity securities..................     15.3       8.0         --        23.3
                                    --------    ------     ------    --------
Total available-for-sale securities $5,265.0    $ 89.4     $(53.8)   $5,300.6
                                    ========    ======     ======    ========

2004                                            Gross      Gross
----                                Amortized unrealized unrealized Estimated
(Dollar amounts in millions)          cost      gains      losses   fair value
----------------------------        --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency......... $   51.5    $  0.9     $   --    $   52.4
State and municipal................      0.7        --         --         0.7
Non-U.S. government................     97.9       7.5         --       105.4
U.S. corporate.....................  3,935.8     134.1      (29.3)    4,040.6
Non-U.S. corporate.................    782.7      23.0       (2.9)      802.8
Mortgage and asset-backed..........  1,987.2      21.1       (9.0)    1,999.3
                                    --------    ------     ------    --------
   Total fixed maturities..........  6,855.8     186.6      (41.2)    7,001.2
Equity securities..................     20.8       6.0         --        26.8
                                    --------    ------     ------    --------
Total available-for-sale securities $6,876.6    $192.6     $(41.2)   $7,028.0
                                    ========    ======     ======    ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. The aggregate fair value of securities sold at a loss during the year ended December 31, 2005 was $188.5 million, which was approximately 98.3% of book value.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                                 Less Than 12 Months                        12 Months or More
                                      ----------------------------------------- -----------------------------------------


                                                       Gross                                     Gross
                                      Estimated fair unrealized                 Estimated fair unrealized
(Dollar amounts in millions)              value        losses   # of securities     value        losses   # of securities
----------------------------          -------------- ---------- --------------- -------------- ---------- ---------------
Description of Securities
Fixed maturities:
U.S. government and agency...........    $   36.9      $ (0.2)          7           $ 13.8       $ (0.3)          3
Government -- non U.S................        12.6        (0.2)         11               --           --          --
U.S. corporate.......................       782.6       (13.7)        164            310.0         (9.7)         64
Corporate -- non U.S.................       155.5        (2.4)         35             83.7         (3.2)         13
Asset backed.........................       538.7        (7.6)         44            109.2         (1.4)         20
Mortgage backed......................       538.1        (8.9)        101            210.8         (6.2)         50
                                         --------      ------         ---           ------       ------         ---
Total temporarily impaired securities    $2,064.4      $(33.0)        362           $727.5       $(20.8)        150
                                         ========      ======         ===           ======       ======         ===
% Below cost -- fixed maturities:
(less than)20% Below cost............    $2,064.4      $(33.0)        362           $722.6       $(18.3)        147
20-50% Below cost....................          --          --          --              4.9         (2.5)          3
(greater than)50% Below cost.........          --          --          --               --           --          --
                                         --------      ------         ---           ------       ------         ---
Total fixed maturities...............    $2,064.4      $(33.0)        362           $727.5       $(20.8)        150
                                         ========      ======         ===           ======       ======         ===
Investment grade.....................    $1,988.2      $(31.0)        337           $714.3       $(18.0)        140
Below investment grade...............        76.2        (2.0)         25             13.2         (2.8)         10
Not Rated............................          --          --          --               --           --          --
                                         --------      ------         ---           ------       ------         ---
Total temporarily impaired securities    $2,064.4      $(33.0)        362           $727.5       $(20.8)        150
                                         ========      ======         ===           ======       ======         ===

   The investment securities in an unrealized loss position as of December 31, 2005 consist of 512 securities accounting for unrealized losses of $53.8 million. Of these unrealized losses, 91.1% are investment grade (rated AAA through BBB-) and 95.4% is less than 20% below cost. The amount of the unrealized loss on these securities is primarily attributable to increases in interest rates and changes in credit spreads.

   For the investment securities in an unrealized loss position as of December 31, 2005, three securities are below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more accounting for unrealized losses

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

of $2.5 million. These securities consist of two issuers in the airline and automotive industries and are current on all terms. All airline securities are collateralized by commercial jet aircraft associated with several domestic airlines. We believe these airline security holdings are in a temporary loss position as a result of ongoing negative market reaction to difficulties in the commercial airline industry. The unrealized loss on the automotive investments was primarily caused by legacy issues and declines in market share. The automotive issuer continues to maintain significant liquidity relative to their maturities and we expect to collect full principal and interest.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2005.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2004:

                                                 Less Than 12 Months                        12 Months or More
                                      ----------------------------------------- -----------------------------------------
                                                       Gross                                     Gross
-                                     Estimated fair unrealized                 Estimated fair unrealized
(Dollar amounts in millions)              value        losses   # of securities     value        losses   # of securities
----------------------------          -------------- ---------- --------------- -------------- ---------- ---------------
Description of Securities
Fixed maturities:
U.S. government and agency...........    $    7.2      $   --           4           $  0.3       $   --          1
Government -- non U.S................         2.9          --           3               --           --         --
U.S. corporate.......................       494.5       (10.7)        104            267.0        (18.6)        29
Corporate -- non U.S.................       129.0        (2.2)         30             17.3         (0.7)         4
Asset backed.........................       221.6        (1.2)         38              1.6           --          1
Mortgage backed......................       470.9        (6.3)         76             56.1         (1.5)        20
                                         --------      ------         ---           ------       ------         --
Total temporarily impaired securities    $1,326.1      $(20.4)        255           $342.3       $(20.8)        55
                                         ========      ======         ===           ======       ======         ==
% Below cost -- fixed maturities:
(less than)20% Below cost............    $1,324.8      $(19.9)        253           $323.5       $(14.7)        51
20-50% Below cost....................         1.3        (0.5)          2             18.8         (6.1)         4
(greater than)50% Below cost.........          --          --          --               --           --         --
                                         --------      ------         ---           ------       ------         --
Total fixed maturities...............    $1,326.1      $(20.4)        255           $342.3       $(20.8)        55
                                         ========      ======         ===           ======       ======         ==
Investment grade.....................    $1,203.8      $(16.6)        223           $208.2       $(11.8)        40
Below investment grade...............       103.0        (3.5)         26            134.1         (9.0)        15
Not Rated............................        19.3        (0.3)          6               --           --         --
                                         --------      ------         ---           ------       ------         --
Total temporarily impaired securities    $1,326.1      $(20.4)        255           $342.3       $(20.8)        55
                                         ========      ======         ===           ======       ======         ==

   The scheduled maturity distribution of fixed maturities at December 31, 2005 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


                                                      Estimated
(Dollar amounts in millions)           Amortized cost fair value
----------------------------           -------------- ----------
Due in one year or less...............    $  301.3     $  300.1
Due after one year through five years.     1,378.8      1,390.2
Due after five years through ten years       984.7      1,000.0
Due after ten years...................       747.5        768.5
                                          --------     --------
   Subtotal...........................     3,412.3      3,458.8
Mortgage and asset-backed.............     1,837.4      1,818.5
                                          --------     --------
   Total fixed maturities.............    $5,249.7     $5,277.3
                                          ========     ========

   As of December 31, 2005, $588.2 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2005, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 30.6%, 17.3% and 13.3% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2005, we did not hold any fixed maturities, which individually exceeded 10% of stockholders' equity.

   As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $4.9 million and $5.6 million as of December 31, 2005 and 2004, respectively.

  (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following table sets forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                December 31,
                             --------------------------------------------------
Property Type                          2005                      2004
-------------                ------------------------  ------------------------
(Dollar amounts in millions) Carrying value % of total Carrying value % of total
---------------------------- -------------- ---------- -------------- ----------
      Office................    $  346.8       33.3%      $  356.1       29.5%
      Industrial............       353.7       33.9          386.2       32.0
      Retail................       233.5       22.4          335.9       27.8
      Apartments............        91.5        8.8          105.6        8.7
      Mixed use/other.......        16.6        1.6           23.9        2.0
                                --------      -----       --------      -----
      Total.................    $1,042.1      100.0%      $1,207.7      100.0%
                                ========      =====       ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


                                                December 31,
                             --------------------------------------------------
Geographic Region                      2005                      2004
-----------------            ------------------------  ------------------------
(Dollar amounts in millions) Carrying value % of total Carrying value % of total
---------------------------- -------------- ---------- -------------- ----------
     Pacific................    $  299.4       28.7%      $  332.8       27.6%
     South Atlantic.........       190.1       18.2          255.3       21.1
     Middle Atlantic........       115.5       11.1          129.3       10.7
     East North Central.....       204.0       19.6          215.1       17.8
     Mountain...............        97.8        9.4          101.4        8.4
     West South Central.....        38.6        3.7           65.8        5.4
     West North Central.....        48.1        4.6           52.0        4.3
     East South Central.....        17.3        1.7           15.4        1.3
     New England............        31.3        3.0           40.6        3.4
                                --------      -----       --------      -----
     Total..................    $1,042.1      100.0%      $1,207.7      100.0%
                                ========      =====       ========      =====

   For the years ended December 31, 2005 and 2004, respectively, we originated $4.8 million and $28.0 million of mortgages secured by real estate in California, which represents 4.0% and 14.2% of our total originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans.

   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2005 and 2004) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2005 and 2004). Average investment in specifically impaired loans during December 31, 2005, 2004 and 2003 was $0.8 million, $1.1 million and $2.8 million, respectively, and interest income earned on these loans while they were considered impaired was $0.0, $0.0 and $0.1 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Dollar amounts in millions)                2005   2004  2003
----------------------------               -----  -----  -----
Balance as of January 1................... $10.4  $10.4  $ 8.9
Provision charged (released) to operations  (4.6)   1.0    1.5
Transfers.................................    --   (0.6)    --
Amounts written off, net of recoveries....  (1.5)  (0.4)    --
                                           -----  -----  -----
Balance as of December 31................. $ 4.3  $10.4  $10.4
                                           =====  =====  =====

   The allowance for losses on mortgage loans at December 31, 2005, 2004 and 2003 represented 0.4%, 0.9% and 0.8% of gross mortgage loans, respectively. Non-income producing mortgage loans were $0.8 million as of December 31, 2005 and 2004.

   During 2005, we adjusted our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $4.6 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                    December 31,
                                 --------------------------------------------------
                                           2005                      2004
                                 ------------------------  ------------------------
(Dollar amounts in millions)     Carrying value % of total Carrying value % of total
----------------------------     -------------- ---------- -------------- ----------
Restricted other invested assets     $332.0        85.2%       $   --         -- %
Securities lending..............         --          --         406.9        87.2
Limited partnerships............       48.6        12.4          53.0        11.4
Other investments...............        9.3         2.4           6.6         1.4
                                     ------       -----        ------       -----
Total...........................     $389.9       100.0%       $466.5       100.0%
                                     ======       =====        ======       =====

  Restricted other invested assets

   On August 19, 2005, we transferred approximately $344.6 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturities and the liability equal to the proceeds received upon transfer has been included in Other Liabilities. Additionally, the investment securities transferred are included in Other Invested Assets and are shown as restricted assets.

   As of December 31, 2005, the amortized cost, gross unrealized gains and losses, and estimated fair value of our restricted other invested assets are as follows:

2005                                     Gross      Gross
----                         Amortized unrealized unrealized Estimated
(Dollar amounts in millions)   cost      gains      losses   fair value
---------------------------- --------- ---------- ---------- ----------
Fixed maturities:
Foreign other...............  $324.3      $2.9      $(4.3)     $322.9
U.S. corporate..............     9.0       0.2       (0.1)        9.1
                              ------      ----      -----      ------
Total restricted securities.  $333.3      $3.1      $(4.4)     $332.0
                              ======      ====      =====      ======

   The scheduled maturity distribution of the restricted fixed maturity portfolio at December 31, 2005 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                       Amortized Estimated
(Dollar amounts in millions)             cost    fair value
----------------------------           --------- ----------
Due in one year or less...............  $ 24.5     $ 24.5
Due after one year through five years.    95.8       94.3
Due after five years through ten years   168.4      167.6
Due after ten years...................    44.6       45.6
                                        ------     ------
   Total restricted fixed maturities..  $333.3     $332.0
                                        ======     ======

   As of December 31, 2005, $55.9 million of our restricted other invested assets were subject to certain call provisions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   As of December 31, 2005, we did not hold any restricted fixed maturity securities, which individually exceeded 10% of stockholders' equity.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Dollar amounts in millions)                          2005     2004    2003
----------------------------                         ------  -------  ------
Unamortized balance as of January 1................. $255.2  $ 923.8  $843.3
Cost deferred.......................................   93.3     89.1   167.7
Amortization, net...................................  (27.2)   (23.6)  (87.2)
Transfers due to reinsurance transactions with UFLIC     --   (734.1)     --
                                                     ------  -------  ------
Unamortized balance as of December 31...............  321.3    255.2   923.8
Cumulative effect of net unrealized investment gains   (0.2)    (7.1)  (26.8)
                                                     ------  -------  ------
Balance as of December 31........................... $321.1  $ 248.1  $897.0
                                                     ======  =======  ======

(4)Intangible Assets and Goodwill

   At December 31, 2005 and 2004, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                      2005                  2004
                                              --------------------  --------------------
                                               Gross                 Gross
                                              carrying Accumulated  carrying Accumulated
(Dollar amounts in millions)                   amount  amortization  amount  amortization
----------------------------                  -------- ------------ -------- ------------
Present value of future profits ("PVFP").....  $142.4     $(41.4)    $123.7     $(27.6)
Capitalized software.........................    37.1      (14.4)      31.1      (11.9)
Deferred sales inducements to contractholders     8.7       (0.8)       5.5       (0.2)
All other....................................     1.0       (1.0)       1.0       (1.0)
                                               ------     ------     ------     ------
Total........................................  $189.2     $(57.6)    $161.3     $(40.7)
                                               ======     ======     ======     ======

   Amortization expense related to intangible assets for the years ended December 31, 2005, 2004, and 2003 was $16.3 million, $23.9 million and $31.7 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $0.6 million and $0.2 million was included in benefits and other changes in policy reserves for the years ended December 31, 2005 and 2004, respectively. There were no deferred sales inducements to contractholders in the year ended December 31, 2003.

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The following table presents the activity in PVFP for the years ended December 31:

(Dollar amounts in millions)                                                2005    2004    2003
----------------------------                                               ------  ------  ------
Unamortized balance as of January 1....................................... $129.7  $173.9  $202.2
Interest accreted at 4.9%, 5.2% and 5.4%, respectively....................    6.0     7.1    10.2
Amortization..............................................................  (19.8)  (27.6)  (38.5)
Amounts transferred in connection with reinsurance transactions with UFLIC     --   (23.7)     --
                                                                           ------  ------  ------
Unamortized balance as of December 31.....................................  115.9   129.7   173.9
Accumulated effect of net unrealized investment gains.....................  (14.9)  (33.6)  (45.8)
                                                                           ------  ------  ------
Balance as of December 31................................................. $101.0  $ 96.1  $128.1
                                                                           ======  ======  ======

   The estimated percentage of the December 31, 2005 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                                   2006 10.2%
                                   2007  8.9%
                                   2008  7.8%
                                   2009  7.1%
                                   2010  6.4%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, realized gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (b) Goodwill

   Our goodwill balance by segment and activity was as follows:

                                Retirement
                                 Income &
(Dollar amounts in millions)    Investments Protection Total
----------------------------    ----------- ---------- ------
Balance as of December 31, 2003    $59.8      $57.5    $117.3
Impairment.....................     59.8         --      59.8
                                   -----      -----    ------
Balance as of December 31, 2004       --       57.5      57.5
Impairment.....................       --       57.5      57.5
                                   -----      -----    ------
Balance as of December 31, 2005    $  --      $  --    $   --
                                   =====      =====    ======

   In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. We currently are not actively writing life insurance in our Protection segment. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

   In 2004, as a result of the reinsurance transactions with Union Fidelity Life Insurance Company ("UFLIC"), described in Note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million to amortization expense in the Retirement Income and Investments reporting unit for the year ended December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


(5)Reinsurance

   On November 30, 2005, we entered into a reinsurance agreement with First Colony Life Insurance Company ("FCL"), an affiliate, on an indemnity coinsurance, funds withheld basis, to cede 90% of the institutional liabilities arising from the funding agreements issued as part of our registered note program. The maximum amount of the funding agreement liabilities that can be ceded to FCL, without prior notice, is $2.0 billion.

   This agreement is accounted for as deposit accounting as it does not transfer adequate insurance risk. No ceding commission was paid under this agreement. We withhold amounts due to FCL as security for the performance of FCL's obligations under this agreement. We are required to invest the withheld amounts pursuant to investment guidelines agreed to with FCL and to pay the net profit to FCL. Any amounts due under this agreement are settled quarterly.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC, an affiliate, substantially all of our in-force blocks of variable annuities and structured settlements. Our in-force variable annuity contracts, excluding the RetireReady/SM/ Retirement Answer/ /Variable Annuity ("Retirement Answer") product that was not reinsured, had aggregate general account reserves of $2.5 billion as of January 1, 2004. Our in-force structured settlements reinsured had aggregate policyholder reserves of $0.3 billion as of January 1, 2004. The in-force blocks of general account variable annuities and structured settlements ceded to UFLIC had aggregate policyholder reserves of $2.0 billion and $0.2 billion as of December 31, 2005, respectively, and $2.4 billion and $0.2 billion as of December 31, 2004, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $2.1 billion at January 1, 2004. UFLIC also assumed any benefit or expense resulting from third party reinsurance that we have on this block of business. We had $6.9 billion and $7.6 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2005 and 2004, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to and including 75 is $1.0 million and for issue ages over 75 is $0.1 million. Certain Medicare supplement insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2005, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. At December 31, 2005, 30.4% of our reinsured life insurance net at risk exposure ceded to one company.

   Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)            2005       2004       2003
----------------------------         ---------  ---------  ---------
Direct life insurance in force...... $22,219.1  $24,723.4  $26,889.2
Amounts ceded to other companies....  (3,313.6)  (4,045.2)  (4,129.4)
Amounts assumed from other companies   1,638.3    1,863.3    1,970.2
                                     ---------  ---------  ---------
Net in force........................ $20,543.8  $22,541.5  $24,730.0
                                     =========  =========  =========
Percentage of amount assumed to net.       8.0%       8.3%       8.0%
                                     =========  =========  =========

   The following table sets forth the effects of reinsurance on premiums earned for the years ended December 31:

(Dollar amounts in millions)         2005    2004    2003
----------------------------        ------  ------  ------
Direct............................. $113.3  $110.8  $122.9
Assumed............................    3.8     2.5     2.5
Ceded..............................  (13.6)  (16.5)  (21.4)
                                    ------  ------  ------
Net premiums earned................ $103.5  $ 96.8  $104.0
                                    ======  ======  ======
Percentage of amount assumed to net    3.7%    2.6%    2.4%
                                    ======  ======  ======

   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefit expenses amounted to $20.7 million, $21.3 million and $23.9 million for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance recoveries recognized as a reduction of change in policy reserves amounted to $157.5 million, $106.2 million and $5.0 million for the years ended December 31, 2005, 2004 and 2003, respectively.

(6)Future Annuity and Contract Benefits

  Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

                                            Mortality/                 December 31,
                                            morbidity  Interest rate -----------------
(Dollar amounts in millions)                assumption  assumption     2005     2004
----------------------------                ---------- ------------- -------- --------
Investment contracts.......................  Account
                                             balance        N/A      $5,888.3 $7,267.9
Limited payment contracts..................    (a)     3.5% - 11.25%    203.6    203.5
Traditional life insurance contracts.......    (b)     6.45% - 7.40%    295.8    309.2
Universal life type contracts..............  Account
                                             balance        N/A       1,756.6  1,769.1
Accident and health........................    (c)      4.5% -5.25%      57.2     54.9
                                                                     -------- --------
Total future annuity and contracts benefits                          $8,201.5 $9,604.6
                                                                     ======== ========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

   Assumptions as to persistency are based on the Company's experience.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding Retirement Answer, to UFLIC, effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account.

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction mentioned above) of our variable annuities with death benefits, including both separate account and fixed account assets, is approximately $1,929.4 million and $1,003.9 million at December 31, 2005 and 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $8.2 million and $3.4 million at December 31, 2005 and 2004, respectively. The liability for our variable annuity contracts with death benefits net of reinsurance is $2.3 million and $0.5 million at December 31, 2005 and 2004, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheet at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statement of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

(7)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

(Dollar amounts in millions)                            2005     2004    2003
----------------------------                           ------  -------  ------
Current federal income tax............................ $(13.2) $  34.2  $(21.4)
Deferred federal income tax...........................   37.2   (166.6)   18.3
                                                       ------  -------  ------
   Total federal income tax...........................   24.0   (132.4)   (3.1)
                                                       ------  -------  ------
Current state income tax..............................   (0.8)    (3.5)     --
Deferred state income tax.............................    2.1     (7.4)     --
                                                       ------  -------  ------
   Total state income tax.............................    1.3    (10.9)     --
                                                       ------  -------  ------
       Total provision (benefit) for income taxes..... $ 25.3  $(143.3) $ (3.1)
                                                       ======  =======  ======

   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

(Dollar amounts in millions)                         2005    2004    2003
----------------------------                        -----  ------   -----
Statutory U.S. federal income tax rate.............  35.0%   35.0%   35.0%
State income tax, net of federal income tax benefit   1.6    (4.2)   (0.1)
Non-deductible goodwill impairment.................  36.8    37.8      --
Dividends-received deduction....................... (17.4)  (11.9)  (53.1)
Reinsurance transactions with UFLIC................    --  (315.9)     --
Other, net.........................................  (9.8)    0.4    (0.8)
                                                    -----  ------   -----
   Effective rate..................................  46.2% (258.8)% (19.0)%
                                                    =====  ======   =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The components of the net deferred income tax asset as of December 31, are as follows:

(Dollar amounts in millions)                       2005   2004
----------------------------                      ------ ------
Assets:
   Future annuity and contract benefits.......... $ 55.8 $ 65.7
   Accrued expenses..............................   48.6   17.5
   Deferred tax losses...........................     --   11.0
   Other.........................................   17.5   28.8
                                                  ------ ------
       Total deferred income tax asset...........  121.9  123.0
                                                  ------ ------
Liabilities:
   Net unrealized gains on investment securities.    6.7   38.7
   Net unrealized gains on derivatives...........    0.6    1.9
   Investments...................................    6.1   10.4
   Present value of future profits...............   20.1   22.4
   Deferred acquisition costs....................   57.8    4.5
   Other.........................................   30.5   39.2
                                                  ------ ------
       Total deferred income tax liability.......  121.8  117.1
                                                  ------ ------
       Net deferred income tax asset............. $  0.1 $  5.9
                                                  ====== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $15.5 million, $38.1 million and $7.3 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   At December 31, 2005 and 2004, the net deferred income tax asset was $0.1 million and $5.9 million, respectively. At December 31, 2005 and 2004, the current income tax receivable was $1.2 million and $2.6 million, respectively.

(8)Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $124.7 million, $117.7 million and $47.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $65.0 million, $65.9 million and $93.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   We pay GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $2.5 million, $3.9 million and $10.5 million in 2005, 2004 and 2003, respectively, to GEAM under this agreement. We also pay Genworth, our ultimate parent, for investment related services. We paid $6.3 million and $3.0 million to Genworth in 2005 and 2004, respectively. We were not assessed these charges in 2003.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GLIC. We have a credit line of $500.0 million with GNA Corporation. Interest expense under this agreement was $0.2 million, $0.1 million and $0.1 million for the years ended December 31, 2005, 2004 and 2003, respectively. We pay interest at the cost of funds of GNA Corporation, which were 4.3%, 2.2% and 1.3%, as of December 31, 2005, 2004 and 2003, respectively. There was no amount outstanding as of December 31, 2005. The amount outstanding as of December 31, 2004 was $10.7 million and was included with other liabilities in the Consolidated Balance Sheets.

(9)Commitments and Contingencies

  Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We are committed to fund $1.6 million and $6.1 million as of December 31, 2005 and 2004, respectively, in U.S. mortgage loans, which will be held for investment purposes.

   We have limited partnership commitments outstanding of $0.3 million and $0.4 million at December 31, 2005 and December 31, 2004, respectively.

  Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

  Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.1 million as of December 31, 2005.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, other invested assets and derivative financial instruments. Other financial assets and liabilities -- those not carried at fair value or disclosed separately -- are discussed below. Apart from certain of our borrowings, certain derivative instruments and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The basis on which we estimate fair values is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   Borrowings. Based on market quotes or comparables.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                                2005                         2004
                                                    ---------------------------- ----------------------------
                                                    Notional Carrying Estimated  Notional Carrying Estimated
(Dollar amounts in millions)                         amount   amount  fair value  amount   amount  fair value
----------------------------                        -------- -------- ---------- -------- -------- ----------
Assets:
   Commercial mortgage loans.......................   $ (a)  $1,042.1  $1,054.7   $  (a)  $1,207.7  $1,252.4
   Other financial instruments.....................     (a)      19.6      27.0      (a)      23.1      27.1
Liabilities:
   Borrowings and related instruments:.............
       Borrowings..................................     (a)        --        --      (a)      10.7      10.7
       Investment contract benefits................     (a)   5,888.3   5,835.0      (a)   7,267.9   7,276.0
Other firm commitments:
   Ordinary course of business lending commitments.    1.6         --        --    31.5         --        --
   Commitments to fund limited partnerships........    0.3         --        --     0.4         --        --

--------
(a)These financial instruments do not have notional amounts.

(11)Non-controlled Entities

   One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital-sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

   The following table summarizes the current balance of assets sold to SPEs as of December 31:

(Dollar amounts in millions)   2005   2004
----------------------------  ------ ------
Assets secured by:
   Commercial mortgage loans. $ 96.5 $112.7
   Fixed maturities..........   66.1   86.4
   Other receivables.........   91.5   98.8
                              ------ ------
       Total assets.......... $254.1 $297.9
                              ====== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans -- loans on diversified commercial property; fixed maturities -- domestic and foreign, corporate and government securities; other receivables -- primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPEs is provided under credit support agreements, in which Genworth provides limited recourse for a maximum of $119 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2005, 2004 and 2003.

   Retained interests and recourse obligations related to such sales that are recognized in our consolidated financial statements are as follows:

                                 December 31,
                             ---------------------
                                2005       2004
                             ---------- ----------
                                  Fair       Fair
(Dollar amounts in millions) Cost value Cost value
---------------------------- ---- ----- ---- -----
Retained interests -- assets $8.0 $10.4 $9.7 $11.5
Servicing assets............   --    --   --    --
Recourse liability..........   --    --   --    --
                             ---- ----- ---- -----
Total....................... $8.0 $10.4 $9.7 $11.5
                             ==== ===== ==== =====

   Retained interests. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitize receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(12)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation Commission, Bureau of Insurance. Based on statutory results as of December 31, 2005, we are able to distribute $33.0 million in dividends in 2006 without obtaining regulatory approval.

   In 2005, we declared and paid a common stock dividend of $440.3 million consisting of securities. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends of $9.6 million for each of the years ended December 31, 2005, 2004 and 2003.

(13)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, statutory net (loss) income and statutory capital and surplus is summarized below:

(Dollar amounts in millions)   2005   2004   2003
----------------------------  ------ ------ ------
Statutory net income (loss).. $144.4 $105.8 $(28.0)
Statutory capital and surplus  476.0  817.2  562.4

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2005 and 2004, we exceeded the minimum required RBC levels.

(14)Operating Segment Information

   Our operations are conducted under two reporting segments corresponding to customer needs: (1) Retirement Income and Investments and (2) Protection.

   Retirement Income and Investments is comprised of products offered to individuals who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets and to institutions seeking investment products.

   Protection is comprised of products offered to consumers to provide protection against financial hardship after the death of an insured and to protect income and assets from the adverse economic impacts of significant health care costs. See Note (1)(c) for further discussion of our principal product lines within these two segments.

   We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), unallocated corporate income, expenses and income taxes.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   We use the same accounting policies and procedures to measure segment earnings and assets as we use to measure our consolidated net income and assets. Segment earnings are generally income before income taxes and cumulative effect of accounting change. Realized gains (losses), net of taxes, are allocated to the Corporate and Other segment. Segment earnings represent the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   The following is a summary of industry segment activity for December 31, 2005, 2004 and 2003:

2005                                                                Retirement
----                                                                Income and             Corporate
(Dollar amounts in millions)                                        Investments Protection and Other Consolidated
----------------------------                                        ----------- ---------- --------- ------------
Net investment income..............................................  $   229.5   $  141.0  $   41.2   $   411.7
Net realized investment losses.....................................         --         --      (4.5)       (4.5)
Premiums...........................................................        0.1      103.4        --       103.5
Other revenues.....................................................       58.6      135.9        --       194.5
                                                                     ---------   --------  --------   ---------
   Total revenues..................................................      288.2      380.3      36.7       705.2
                                                                     ---------   --------  --------   ---------
Interest credited, benefits and other changes in policy reserves...      194.1      265.4        --       459.5
Acquisition and operating expenses, net of deferrals...............       33.3       34.6      22.0        89.9
Amortization of deferred acquisition costs and intangibles.........       20.1       80.9        --       101.0
                                                                     ---------   --------  --------   ---------
   Total benefits and expenses.....................................      247.5      380.9      22.0       650.4
                                                                     ---------   --------  --------   ---------
   Income (loss) before income taxes...............................       40.7       (0.6)     14.7        54.8
   Provision (benefit) for income taxes............................        3.2       20.2       1.9        25.3
                                                                     ---------   --------  --------   ---------
   Net income (loss)...............................................  $    37.5   $  (20.8) $   12.8   $    29.5
                                                                     =========   ========  ========   =========
Total assets.......................................................  $15,507.4   $2,680.0  $  694.6   $18,882.0
                                                                     =========   ========  ========   =========

                                                                    Retirement
                                                                    Income and             Corporate
2004                                                                Investments Protection and Other Consolidated
----                                                                ----------- ---------- --------- ------------
(Dollar amounts in millions)
----------------------------
Net investment income..............................................  $   238.5   $  140.3  $   42.2   $   421.0
Net realized investment gains......................................         --         --       5.7         5.7
Premiums...........................................................        0.4       96.4        --        96.8
Other revenues.....................................................       40.0      136.4        --       176.4
                                                                     ---------   --------  --------   ---------
   Total revenues..................................................      278.9      373.1      47.9       699.9
                                                                     ---------   --------  --------   ---------
Interest credited, benefits and other changes in policy reserves...      202.4      271.6        --       474.0
Acquisition and operating expenses, net of deferrals...............       17.1       31.1      15.0        63.2
Amortization of deferred acquisition costs and intangibles.........       78.6       28.7        --       107.3
                                                                     ---------   --------  --------   ---------
   Total benefits and expenses.....................................      298.1      331.4      15.0       644.5
                                                                     ---------   --------  --------   ---------
   Income (loss) before cumulative effect of change in accounting
     principle.....................................................      (19.2)      41.7      32.9        55.4
   Provision (benefit) for income taxes............................        8.2       14.8    (166.3)     (143.3)
                                                                     ---------   --------  --------   ---------
   Income (loss) before cumulative effect of change in accounting
     principle.....................................................      (27.4)      26.9     199.2       198.7
   Cumulative effect of change in accounting principle, net of tax.        0.7         --        --         0.7
                                                                     ---------   --------  --------   ---------
   Net income (loss)...............................................  $   (26.7)  $   26.9  $  199.2   $   199.4
                                                                     =========   ========  ========   =========
Total assets.......................................................  $16,742.4   $2,748.2  $1,347.3   $20,837.9
                                                                     =========   ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

                                                                 Retirement
                                                                 Income and             Corporate
2003                                                             Investments Protection and Other Consolidated
----                                                             ----------- ---------- --------- ------------
(Dollar amounts in millions)
----------------------------
Net investment income (loss)....................................   $402.7      $152.5    $(17.2)     $538.0
Net realized investment gains...................................       --          --       3.9         3.9
Premiums........................................................     (1.7)      105.7        --       104.0
Other revenues..................................................    150.8       143.8       0.3       294.9
                                                                   ------      ------    ------      ------
   Total revenues...............................................    551.8       402.0     (13.0)      940.8
                                                                   ------      ------    ------      ------
Interest credited, benefits and other changes in policy reserves    362.0       294.3        --       656.3
Acquisition and operating expenses, net of deferrals............     46.4        55.3      47.3       149.0
Amortization of deferred acquisition costs and intangibles......     84.9        34.0        --       118.9
                                                                   ------      ------    ------      ------
   Total benefits and expenses..................................    493.3       383.6      47.3       924.2
                                                                   ------      ------    ------      ------
   Income (loss) before income taxes............................     58.5        18.4     (60.3)       16.6
   Provision (benefit) for income taxes.........................     14.7         6.5     (24.3)       (3.1)
                                                                   ------      ------    ------      ------
   Net income (loss)............................................   $ 43.8      $ 11.9    $(36.0)     $ 19.7
                                                                   ======      ======    ======      ======

(15)Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly financial data for the years ended December 31, were as follows:

                                                   First Quarter Second Quarter Third Quarter  Fourth Quarter
                                                   ------------- -------------  -------------- -------------
(Dollar amounts in millions)                        2005   2004   2005    2004   2005    2004   2005    2004
----------------------------                       ------ ------ ------  ------ ------  ------ ------  ------
Net investment income............................. $107.8 $129.1 $ 98.1  $ 84.4 $101.5  $100.0 $104.3  $107.5
                                                   ====== ====== ======  ====== ======  ====== ======  ======
Total revenues.................................... $184.1 $232.2 $170.9  $119.0 $172.3  $174.5 $177.9  $174.2
                                                   ====== ====== ======  ====== ======  ====== ======  ======
Earnings (loss) before cumulative effect of change
  in accounting principle (1)..................... $ 27.0 $  6.5 $ 15.4  $150.4 $(37.9) $ 19.0 $ 25.0  $ 22.8
                                                   ====== ====== ======  ====== ======  ====== ======  ======
Net income (loss)................................. $ 27.0 $  7.2 $ 15.4  $150.4 $(37.9) $ 19.0 $ 25.0  $ 22.8
                                                   ====== ====== ======  ====== ======  ====== ======  ======

--------
(1)See note 1 (t) of the Consolidated Financial Statements.

   The Consolidated Statements of Cash Flows previously reported in our 2005 quarterly reports on Form 10-Q have been revised to reflect changes in the treatment of net receivable/payable from unsettled investment purchases and sales. These changes previously classified within cash flows from operating activities have been reclassified to cash flows from investing activities, as such balances pertained to investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   As a result of the revisions, previously reported cash flows from operating activities and cash flows from investing activities were increased or decreased for the following periods:

                                    Three months ended Six months ended Nine months ended
                                       March 31,           June 30,       September 30,
                                    -----------------  ---------------  ----------------
(Dollar amounts in millions)          2005     2004     2005     2004     2005     2004
----------------------------        -------   ------   ------  -------  --------  ------
Net cash from operating activities:
   As originally reported.......... $  41.6   $ 99.1   $143.8  $  35.8  $   73.9  $281.6
   Impact of revisions.............   274.8     59.0     47.4    112.5      99.7   (16.7)
                                    -------   ------   ------  -------  --------  ------
   Revised......................... $ 316.4   $158.1   $191.2  $ 148.3  $  173.6  $264.9
                                    =======   ======   ======  =======  ========  ======
Net cash from investing activities:
   As originally reported.......... $ 534.4   $169.0   $880.8  $ 308.6  $1,130.1  $231.4
   Impact of revisions.............  (274.8)   (59.0)   (47.4)  (112.5)    (99.7)   16.7
                                    -------   ------   ------  -------  --------  ------
   Revised......................... $ 259.6   $110.0   $833.4  $ 196.1  $1,030.4  $248.1
                                    =======   ======   ======  =======  ========  ======

   The revisions have no impact on the total change in cash and cash equivalents within our Consolidated Statements of Cash Flows or on our Consolidated Statements of Income or Consolidated Balance Sheets.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under the date of March 10, 2006, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2005, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/  KPMG LLP

Richmond, Virginia
March 10, 2006

                                                                     Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

      Summary of investments -- other than investments in related parties

                               December 31, 2005

                         (Dollar amounts in millions)

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- --------
Fixed maturities:
   Bonds:
       U.S. government, agencies and authorities..... $   70.2   $   70.2  $   70.2
       Government -- non U.S.........................    101.9      111.4     111.4
       Public utilities..............................    353.9      357.2     357.2
       All other corporate bonds.....................  4,400.7    4,421.6   4,421.6
                                                      --------   --------  --------
          Total fixed maturities.....................  4,926.7    4,960.4   4,960.4
Equity securities....................................     15.3       23.3      23.3
Commercial mortgage loans............................  1,042.1      xxxxx   1,042.1
Policy loans.........................................    158.3      xxxxx     158.3
Other invested assets (1)............................    388.6      xxxxx     387.4
                                                      --------   --------  --------
          Total investments.......................... $6,531.0      xxxxx  $6,571.5
                                                      ========   ========  ========

--------
(1)The amount shown in the Consolidated Balance Sheet for other invested assets differs from cost as other invested assets include derivatives which are reported at estimated fair value.


   See Accompanying Report of Independent Registered Public Accounting Firm.

                                                                   Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information

                         (Dollar amounts in millions)

                                                  Future Annuity
                                                   And Contract                    Other
                                                    Benefits &                  Policyholder
                                                     Liability                  Liabilities
                                       Deferred   For Policy and                 (Excluding
                                      Acquisition    Contract       Unearned      Unearned   Premium
Segment                                  Costs        Claims        Premiums     Premiums)   Revenue
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2005:
   Retirement Income and Investments.   $245.4       $6,095.0        $   --        $184.0     $  0.1
   Protection........................     75.7        2,188.6          22.2           0.9      103.4
   Corporate and Other...............       --             --            --            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $321.1       $8,283.6        $ 22.2        $184.9     $103.5
                                        ======       ========        ======        ======     ======
December 31, 2004:
   Retirement Income and Investments.   $171.0       $7,474.6        $   --        $210.7     $  0.4
   Protection........................     77.1        2,219.4          24.0           1.2       96.4
   Corporate and Other...............       --             --            --            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $248.1       $9,694.0        $ 24.0        $211.9     $ 96.8
                                        ======       ========        ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.                                                         $ (1.7)
   Protection........................                                                          105.7
   Corporate and Other...............                                                             --
                                                                                              ------
       Total.........................                                                         $104.0
                                                                                              ======

                                                     Interest                   Amortization
                                                    Credited &     Acquisition  of Deferred
                                          Net      Benefits and   and Operating Acquisition
                                      Investment   Other Changes  Expenses, net  Costs and   Premiums
Segment                                 Income    Policy Reserves of deferrals  Intangibles  Written
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2005:
   Retirement Income and Investments.   $229.5       $  194.1        $ 33.3        $ 20.1     $  0.4
   Protection........................    141.0          265.4          34.6          80.9      102.7
   Corporate and Other...............     41.2             --          22.0            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $411.7       $  459.5        $ 89.9        $101.0     $103.1
                                        ======       ========        ======        ======     ======
December 31, 2004:
   Retirement Income and Investments.   $238.5       $  202.4        $ 17.1        $ 78.6     $  0.3
   Protection........................    140.3          271.6          31.1          28.7       97.1
   Corporate and Other...............     42.2             --          15.0            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $421.0       $  474.0        $ 63.2        $107.3     $ 97.4
                                        ======       ========        ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $402.7       $  362.0        $ 46.4        $ 84.9     $ (1.7)
   Protection........................    152.5          294.3          55.3          34.0      105.4
   Corporate and Other...............    (17.2)            --          47.3            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $538.0       $  656.3        $149.0        $118.9     $103.7
                                        ======       ========        ======        ======     ======

   See Accompanying Report of Independent Registered Public Accounting Firm.

                                    PART C

                               OTHER INFORMATION

Item 26.  Exhibits


(a)(1)(A) Resolution of the Board of Directors of The Life Insurance Company of
          Virginia authorizing the establishment of Separate Account II.
          Previously filed as Exhibit (1)(a) on May 1, 1998 with Post-Effective
          Amendment No. 15 to Form S-6 for Life of Virginia Separate Account
          II, Registration No. 033-09651.

(a)(1)(B) Resolution of Board of Directors of GE Life and Annuity Assurance
          Company authorizing changing the name of Life of Virginia Separate
          Account II to GE Life and Annuity Separate Account II. Previously filed as Exhibit (1)(a)(i) on April 30, 1999 with Post Effective
          Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account
          II, Registration No. 333-32071.

(a)(C)    Resolution of the Board of Directors of GE Life and Annuity Assurance
          Company authorizing the change in name of GE Life and Annuity
          Assurance Company to Genworth Life and Annuity Insurance Company.
          Previously filed as Exhibit (a)(19) on January 3, 2006 with
          Post-Effective No. 12 to Form N-6 for Genworth Life & Annuity VL
          Separate Account I, Registration No. 333-40820.

(a)(D)    Resolution of the Board of Directors of GE Life and Annuity Assurance
          Company authorizing the change in name GE Life & Annuity Separate
          Account II to Genworth Life & Annuity VL Separate Account 1.
          Previously filed as Exhibit (a)(19) on January 3, 2006 with
          Post-Effective No. 12 to Form N-6 for Genworth Life & Annuity VL
          Separate Account I, Registration No. 333-40820.

(b)       Not Applicable.

(c)(1)    Underwriting Agreement dated December 1, 2001 between GE Life and
          Annuity Assurance Company and Capital Brokerage Corporation.
          Previously filed on September 13, 2002 with Post-Effective Amendment
          No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
          Registration No. 333-47732.

(c)(2) Broker-Dealer Sales Agreement, dated December 1, 2001. Previously filed on September 13, 2002 with Post-Effective Amendment No. 4 to
          Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
          333-47732.

(d)       Product Commission Schedule. Previously filed on August 28, 2000 with
          Pre-Effective Amendment No. 1 to Form S-6 for GE Life & Annuity
          Separate Account III, Registration No. 333-37856.

(d)(1) Policy Form Single Life, P1254. Previously filed as Exhibit 1(5)(a) on May 25, 2000 with Initial Filing on Form S-6 for GE Life and
          Annuity Separate Account III, Registration No. 333-37856.

(d)(2) Policy Form Joint Life, P1255. Previously filed as Exhibit 1A(5)(i) on May 25, 2000 with Initial Filing on Form S-6 for GE Life and
          Annuity Separate Account III, Registration No. 333-37856.

(d)(3)    Endorsements and Riders to the policy:

(d)(3)(A) Accelerated Benefit Rider. Previously filed as Exhibit 1A(5)(b) on
          May 25, 2000 with Initial Filing to Form S-6 for GE Life and Annuity
          Separate Account III, Registration No. 333-37856.

(d)(3)(B) Continuation of Coverage Rider. Previously filed as Exhibit
          1A(5)(b)(i) on April 24, 2002 with Post-Effective Amendment 2 to Form
          S-6 for GE Life & Annuity Separate Account III, Registration
          No. 333-37856.

(d)(3)(C) Guarantee Account Rider. Previously filed as Exhibit 1A(5)(c) on May
          25, 2000 with Initial Filing to Form S-6 for GE Life & Annuity
          Separate Account III, Registration No. 333-37856.

(e)       Application for Variable Life Policy. Filed herewith.

(f)(1)  Amended and Restated Articles of Incorporation of Genworth Life and
        Annuity Insurance Company. Previously filed on January 3, 2006 with
        Post-Effective Amendment No. 7 to Form N-6 for Genworth Life &
        Annuity VL Separate Account 1.

(f)(2) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 7 to Form
        N-6 for Genworth Life & Annuity VL Separate Account 1.

(g)     Reinsurance Agreements. Not applicable.

(h)(1)  Participation Agreement among Variable Insurance Products Fund,
        Fidelity Distributors Corporation, and The Life Insurance Company of
        Virginia. Previously filed as Exhibit 1A(8)(a) on May 1, 1998 with
        Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia
        Separate Account II, Registration No. 033-09651.

(h)(2)  Amendment to Participation Agreement among Variable Insurance
        Products Fund, Fidelity Distributors Corporation, and The Life
        Insurance Company of Virginia. Previously filed as Exhibit
        1A(8)(a)(i) on May 1, 1996 with Post-Effective Amendment No. 13 to
        Form S-6 for Life of Virginia Separate Account III, Registration No.
        033-09651.

(h)(3)  Amendment to Participation Agreement Variable Insurance Products
        Fund, Fidelity Distributors Corporation and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit 1A(8)(a)(ii) on July
        5, 2000 with Initial Filing to Form S-6 for GE Life & Annuity
        Separate Account II, Registration No. 333-40820.

(h)(4)  Participation Agreement among Variable Insurance Products Fund II,
        Fidelity Distributors Corporation and The Life Insurance Company of
        Virginia. Previously filed as Exhibit 1A(8)(b) on May 1, 1998 with
        Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia
        Separate Account II, Registration No. 033-09651.

(h)(5)  Amendment to Participation Agreement among Variable Insurance
        Products Fund II, Fidelity Distributors Corporation, and The Life
        Insurance Company of Virginia. Previously filed as Exhibit 1A(b)(i) on May 1, 1996 with Post-Effective Amendment No. 13 to Form S-6 for
        Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(6)  Amendment to Participation Agreement Variable Insurance Products Fund
        II, Fidelity Distributors Corporation and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit 1A(8)(b)(ii) on June
        2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No. 333-31172.

(h)(7)  Participation Agreement between Oppenheimer Variable Account Funds,
        Oppenheimer Management Corporation, and The Life Insurance Company of
        Virginia. Previously filed as Exhibit 1A(8)(c) on May 1, 1998 with
        Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia
        Separate Account II, Registration No. 033-09651.

(h)(8)  Amendment to the Participation Agreement between Oppenheimer Variable
        Account Funds, Oppenheimer Management Corporation, and The Life
        Insurance Company of Virginia. Previously filed as Exhibit
        1A(8)(c)(i) on May 1, 1998 with Post-Effective Amendment No. 15 to
        Form S-6 for Life of Virginia Separate Account II, Registration No.
        033-09651.

(h)(9)  Amendment to Agreement between Oppenheimer Variable Account Funds,
        Oppenheimer Management Corporation, and The Life Insurance Company of
        Virginia. Previously filed as Exhibit 1A(8)(d)(ii) on July 5, 2000 with Initial Filing to Form S-6 for GE Life & Annuity Separate
        Account II, Registration No. 333-40820.

(h)(10) Fund Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
        Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
        4, Registration No. 333-31172.

(h)(11) Fund Participation Agreement between Insurance Management Series,
        Federated Securities Corporation, and The Life Insurance Company of
        Virginia. Previously filed as Exhibit 1A(8)(e) on May 1, 1998 with
        Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia
        Separate Account II, Registration No. 033-09651.

(h)(12) Amendment to Participation Agreement between Federated Securities
        Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(e)(i) on June 23, 2000 with Pre-Effective
        Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
        Registration No. 333-31172.

(h)(13) Fund Participation Agreement between Variable Insurance Products Fund
        III and The Life Insurance Company of Virginia. Previously filed as
        Exhibit 1A(8)(g) on May 1, 1997 with Post-Effective Amendment No. 14 to Form S-6 for Life of Virginia Separate Account II, Registration
        No. 033-09651.

(h)(14) Amendment to Participation Agreement Variable Insurance Products Fund
        III, Fidelity Distributors Corporation and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit 1A(8)(g)(i) on June
        23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No. 333-31172.

(h)(15) Fund Participation Agreement between Salomon Brothers Variable Series
        Fund and The Life Insurance Company of Virginia. Previously filed on
        April 27, 2005 with Post-Effective Amendment No. 5 to Form N-6 for GE
        Life & Annuity Separate Account II, Registration No. 333-111213.

(h)(16) Participation Agreement between GE Investments Funds, Inc. and
        Genworth Life and Annuity Insurance Company. Filed herewith.

(h)(17) Participation Agreement between AIM Variable Insurance Series and GE
        Life and Annuity Assurance Company. Previously filed with
        Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
        Separate Account 4, Registration No. 333-31172.

(h)(18) Participation Agreement between AllianceBernstein Variable Products
        Series Fund, Inc. and GE Life and Annuity Assurance Company.
        Previously filed with Post-Effective Amendment No. 21 to Form N-4 for
        GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(h)(19) Participation Agreement between Dreyfus and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit 1A(8)(n) on June 23,
        2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No. 333-31172.

(h)(20) Participation Agreement between MFS(R) Variable Insurance Trust and
        GE Life and Annuity Assurance Company. Previously filed with
        Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
        Separate Account 4, Registration No. 333-31172.

(h)(21) Participation Agreement between PIMCO Variable Insurance Trust and GE
        Life and Annuity Assurance Company. Previously filed with
        Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
        Separate Account 4, Registration No. 333-31172.

(h)(22) Participation Agreement between Rydex Variable Trust and GE Life and
        Annuity Assurance Company. Previously filed with Post-Effective
        Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
        4, Registration No 333-31172.

(h)(23) Participation Agreement between Greenwich Street Series Fund and GE
        Life and Annuity Assurance Company. Previously filed as Exhibit
        (h)(31) on October 15, 2003 with Post-Effective Amendment No. 6 to
        Form N-6 for GE Life & Annuity Separate Account III, Registration
        No. 333-37856.

(h)(24) Participation Agreement between Eaton Vance Variable Trust and GE
        Life and Annuity Assurance Company. Previously filed as Exhibit
        (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
        Annuity Separate Account II, Registration No. 333-72572.

(h)(25) Participation Agreement between Merrill Lynch Variable Series Funds,
        Inc and GE Life and Annuity Assurance Company. Previously filed with
        Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
        Separate Account 4, Registration No. 333-31172.

(h)(26) Participation Agreement between Nations Separate Account Trust and GE
        Life and Annuity Assurance Company. Previously filed as Exhibit
        (h)(32) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
        Annuity Separate Account II, Registration No. 333-72572.

(h)(27) Participation Agreement between Van Kampen Life Investment Trust and
        GE Life and Annuity Assurance Company. Previously filed as Exhibit
        (h)(34) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
        Annuity Separate Account II, Registration No. 333-72572.

(h)(28) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
        November 15, 2004 with Post-Effective Amendment No. 2 to Form N-6 for
        GE Life & Annuity Separate Account II, Registration No. 333-111213.

(h)(29) Participation Agreement between American Century Variable Portfolios
        II, Inc. and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No 333-31172.

(h)(30) Participation Agreement between The Prudential Series Fund and GE
        Life and Annuity Assurance Company. Previously filed with
        Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
        Separate Account 4, Registration No. 333-31172.

(h)(31) Participation Agreement between Franklin Templeton Variable Insurance
        Products Trust and Genworth Life and Annuity Insurance Company. Filed herewith.

(h)(32) Participation Agreement between Goldman Sachs Variable Insurance
        Trust and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No. 333-31172.

(i)     Administrative Agreement. Previously filed as Exhibit 1A(9) on May 1,
        1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of
        Virginia Separate Account II, Registration No. 033-09651.

(j)     Not Applicable.

(k)     Legal Opinion. Filed herewith.

(l)     Actuarial Opinion. Not Applicable.

(m)     Calculation. Not Applicable.

(n) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(o)     Not Applicable.

(p)     Not Applicable.

(q)     Memorandum describing GE Life and Annuity Issuance, Transfer,
        Redemption and Exchange Procedures for the Policies. Previously filed as Exhibit 7 on September 28, 2000 with Pre-Effective Amendment No. 1 to Form S-6 for GE Life and Annuity Separate Account II, Registration
        No. 333-40820.

Item 27.  Directors and Officers of the Depositor


Paul A. Haley             Director, Senior Vice President and Chief Actuary

Robert T. Methven         Director and Senior Vice President

Daniel C. Munson          Director and Senior Vice President

Leon E. Roday(3)          Director and Senior Vice President

Pamela S. Schutz          Chairperson of the Board, President and Chief Executive
                          Officer

Geoffrey S. Stiff         Director and Senior Vice President

Thomas M. Stinson(2)      Director and Senior Vice President

Brian W. Haynes           Director and Senior Vice President

John G. Apostle II        Senior Vice President and Chief Compliance Officer

Thomas E. Duffy           Senior Vice President, General Counsel and Secretary

J. Kevin Helmintoller     Senior Vice President and Chief Financial Officer

William R. Wright, Jr.(4) Senior Vice President and Chief Investment Officer

Shannon M. Fischer        Senior Vice President

James H. Reinhart         Senior Vice President

Heather C. Harker         Vice President and Associate General Counsel

John A. Zelinske          Vice President and Controller

Gary T. Prizzia(1)        Treasurer


The principal business address for those listed above is Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company), 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6630 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(4) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

                                  [FLOW CHART]

Item 29.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1 (formerly, GE Life & Annuity Separate Account II) and Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4).

   (b) Management


       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
James J. Buddle..... 6620 W. Broad St.        Director
                     Richmond, VA 23230
Robert T. Methven... 6610 W. Broad St.        Director, President and Chief Executive
                     Richmond, VA 23230       Officer
Geoffrey S. Stiff... 6610 W. Broad St.        Director and Senior Vice President
                     Richmond, VA 23230
Richard P. McKenney. 6620 W. Broad St.        Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,         Senior Vice President and Chief Compliance
                     2nd Floor                Officer
                     Stamford, CT 06905
Ward E. Bobitz...... 6620 W. Broad Street     Vice President and Assistant Secretary
                     Richmond, VA 23230
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
William E. Daner,    6610 W. Broad St.        Vice President, Counsel and Secretary
  Jr................ Richmond, VA 23230
J. Kevin             6610 W. Broad Street     Chief Financial Officer
  Helmintoller...... Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
John A. Zelinske.... 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230
James J. Kuncl...... 200 N. Martingale Rd.    Vice President
                     Schaumburg, IL 60173
Scott R. Lindquist.. 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street     Treasurer
                     Richmond, VA 23230
Russell L. Rubino... 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.        Vice President and Financial & Operations
                     Richmond, VA 23230       Principal


   (c) Compensation from the Registrant

                                                       (3)
                                    (2)          Compensation on
             (1)              Net Underwriting Events Occasioning      (4)
      Name of Principal        Discounts and   the Deduction of a   Brokerage         (5)
         Underwriter            Commissions    Deferred Sales Load Commissions Other Compensation
      -----------------       ---------------- ------------------- ----------- ------------------
Capital Brokerage Corporation       N/A                N/A             9.5%       $3.4 million

Item 31.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) at 6610 W. Broad Street, Richmond, Virginia 23230 and 3100 Albert Lankford Drive, Lynchburg, Virginia 24501.

Item 32.  Management Services

   Not Applicable

Item 33.  Fee Representation

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 7th day of April, 2006.


                                    GENWORTH LIFE & ANNUITY VL SEPARATE
                                      ACCOUNT 1
                                    (Registrant)

                                    By:         /s/  GEOFFREY S. STIFF
                                        -----------------------------------
                                                   Geoffrey S. Stiff
                                                 Senior Vice President

                                    By: GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                        (Depositor)

                                    By:         /s/  GEOFFREY S. STIFF
                                        -----------------------------------
                                                   Geoffrey S. Stiff
                                                 Senior Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             Signature                    Title                  Date
             ---------                    -----                  ----

      /S/  *PAMELA S. SCHUTZ  Chairperson of the Board,      April 7, 2006
      -----------------------   President and Chief
         Pamela S. Schutz       Executive Officer

        /S/  *PAUL A. HALEY   Director, Senior Vice          April 7, 2006
      -----------------------   President and Chief Actuary
           Paul A. Haley

       /S/  *BRIAN W. HAYNES  Director and Senior Vice       April 7, 2006
      -----------------------   President
          Brian W. Haynes

      /S/  *ROBERT T. METHVEN Director and Senior Vice       April 7, 2006
      -----------------------   President
         Robert T. Methven

      /S/  *DANIEL C. MUNSON  Director and Senior Vice       April 7, 2006
      -----------------------   President
         Daniel C. Munson

        /S/  *LEON E. RODAY   Director and Senior Vice       April 7, 2006
      -----------------------   President
           Leon E. Roday

      /s/  GEOFFREY S. STIFF  Director and Senior Vice       April 7, 2006
      -----------------------   President
         Geoffrey S. Stiff

             Signature                      Title                  Date
             ---------                      -----                  ----

      /s/  *THOMAS M. STINSON   Director and Senior Vice       April 7, 2006
    ---------------------------   President
         Thomas M. Stinson

       /s/  *THOMAS E. DUFFY    Senior Vice President,         April 7, 2006
    ---------------------------   General Counsel and
          Thomas E. Duffy         Secretary

    /s/  *J. KEVIN HELMINTOLLER Senior Vice President and      April 7, 2006
    ---------------------------   Chief Financial Officer
       J. Kevin Helmintoller

      /s/  *JOHN A. ZELINSKE    Vice President and Controller  April 7, 2006
    ---------------------------
         John A. Zelinske



    *By: /s/  GEOFFREY S. STIFF , pursuant to Power of         April 7, 2006
         ----------------------  Attorney executed on
           Geoffrey S. Stiff     February 21, 2006.